UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)


             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)


                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691


                   Date of fiscal year end: February 28, 2006

                     Date of reporting period: May 31, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS
===============================
                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
COMMON STOCKS - 35.15%

AGRICULTURAL PRODUCTION CROPS - 0.02%
             192   ALICO INCORPORATED+                                                                              $      9,888
             409   CHIQUITA BRANDS INTERNATIONAL INCORPORATED                                                             11,894

                                                                                                                          21,782
                                                                                                                    ------------

AGRICULTURAL PRODUCTION LIVESTOCK & ANIMAL SPECIALIZED - 0.01%
               6   SEABOARD CORPORATION                                                                                    8,070
                                                                                                                    ------------

AMUSEMENT & RECREATION SERVICES - 0.06%
             331   HARRAH'S ENTERTAINMENT INCORPORATED                                                                    23,769
             649   INTERNATIONAL GAME TECHNOLOGY                                                                          18,289
             318   MULTIMEDIA GAMES INCORPORATED+<<                                                                        3,393
             376   PENN NATIONAL GAMING INCORPORATED+                                                                     12,246

                                                                                                                          57,697
                                                                                                                    ------------

APPAREL & ACCESSORY STORES - 0.16%
             242   ABERCROMBIE & FITCH COMPANY CLASS A                                                                    13,874
             322   AEROPOSTALE INCORPORATED+                                                                               8,775
             444   CHICO'S FAS INCORPORATED+                                                                              15,189
             339   CHRISTOPHER & BANKS CORPORATION                                                                         6,204
           1,196   GAP INCORPORATED                                                                                       25,116
             534   KOHL'S CORPORATION+                                                                                    26,000
             851   LIMITED BRANDS                                                                                         17,505
             314   NORDSTROM INCORPORATED                                                                                 19,167
             469   ROSS STORES INCORPORATED                                                                               13,216

                                                                                                                         145,046
                                                                                                                    ------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.14%
           4,345   BENETTON GROUP SPA ADR                                                                                 79,079
             403   LIZ CLAIBORNE INCORPORATED                                                                             15,133
             378   PHILLIPS-VAN HEUSEN CORPORATION                                                                        11,714
             820   QUIKSILVER INCORPORATED+                                                                               13,054
             524   WARNACO GROUP INCORPORATED+                                                                            11,182

                                                                                                                         130,162
                                                                                                                    ------------

APPLICATIONS SOFTWARE - 0.01%
             372   CITRIX SYSTEMS INCORPORATED+                                                                            9,359
                                                                                                                    ------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.04%
             111   AUTOZONE INCORPORATED+                                                                                 10,048
             236   CARMAX INCORPORATED+                                                                                    6,025
             241   COPART INCORPORATED+                                                                                    5,974
             237   MARINEMAX INCORPORATED+<<                                                                               6,522
             242   UNITED AUTO GROUP INCORPORATED                                                                          7,454

                                                                                                                          36,023
                                                                                                                    ------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.01%
             234   RYDER SYSTEM INCORPORATED                                                                               8,597
                                                                                                                    ------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.18%
             282   BEAZER HOMES USA INCORPORATED<<                                                                        15,076
             287   CENTEX CORPORATION                                                                                     18,793
             723   D.R. HORTON INCORPORATED                                                                               24,994
             164   KB HOME                                                                                                11,076
             271   LENNAR CORPORATION CLASS A                                                                             15,721

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS (continued)
           2,140   VIVENDI UNIVERSAL SA ADR                                                                         $     65,441
             243   WCI COMMUNITIES INCORPORATED+<<                                                                         7,266

                                                                                                                         158,367
                                                                                                                    ------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.28%
             238   CENTRAL GARDEN & PET COMPANY+                                                                          10,555
             177   FASTENAL COMPANY                                                                                       10,287
           3,697   HOME DEPOT INCORPORATED                                                                               145,477
           1,303   LOWE'S COMPANIES INCORPORATED                                                                          74,545
             363   SHERWIN-WILLIAMS COMPANY                                                                               16,135

                                                                                                                         256,999
                                                                                                                    ------------

BUSINESS SERVICES - 2.15%
             532   24/7 REAL MEDIA INCORPORATED+                                                                           1,617
             449   AARON RENTS INCORPORATED                                                                               10,152
             904   ADOBE SYSTEMS INCORPORATED<<                                                                           29,886
             267   ADVO INCORPORATED                                                                                       8,290
             300   AKAMAI TECHNOLOGIES INCORPORATED+                                                                       4,212
             213   ALTIRIS INCORPORATED+                                                                                   4,004
             319   ANSYS INCORPORATED+                                                                                    10,636
             231   ARBITRON INCORPORATED                                                                                   9,319
             162   ASK JEEVES INCORPORATED+                                                                                4,926
             469   ASPECT COMMUNICATIONS CORPORATION+<<                                                                    4,502
             527   AUTODESK INCORPORATED                                                                                  20,859
             968   AUTOMATIC DATA PROCESSING INCORPORATED                                                                 42,398
             181   AVOCENT CORPORATION+                                                                                    5,068
             876   BEA SYSTEMS INCORPORATED                                                                                7,385
             834   BISYS GROUP INCORPORATED+                                                                              12,760
             107   BLUE COAT SYSTEMS INCORPORATED+                                                                         2,077
             555   BMC SOFTWARE INCORPORATED+                                                                              9,446
             162   CACI INTERNATIONAL INCORPORATED CLASS A+                                                               10,443
             765   CADENCE DESIGN SYSTEMS INCORPORATED+                                                                   10,687
             366   CATALINA MARKETING CORPORATION                                                                          8,784
           1,874   CENDANT CORPORATION                                                                                    39,748
             187   CERNER CORPORATION+<<                                                                                  12,221
             273   CERTEGY INCORPORATED                                                                                   10,251
             179   CHECKFREE CORPORATION+                                                                                  6,682
             747   CNET NETWORKS INCORPORATED+<<                                                                           7,754
             342   COGNEX CORPORATION                                                                                      8,878
             312   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION+<<                                                          14,976
             848   COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                                                         23,125
             365   COMPUTER SCIENCES CORPORATION+                                                                         16,903
           1,339   COMPUWARE CORPORATION+                                                                                  9,172
             173   COSTAR GROUP INCORPORATED+                                                                              6,951
             497   CSG SYSTEMS INTERNATIONAL INCORPORATED+<<                                                               9,453
             256   DELUXE CORPORATION                                                                                     10,345
             459   DIGIMARC CORPORATION+                                                                                   2,341
             202   DIGITAL RIVER INCORPORATED+                                                                             5,559
           1,728   EBAY INCORPORATED+                                                                                     65,681
             810   ELECTRO RENT CORPORATION+                                                                               9,518
             536   ELECTRONIC ARTS INCORPORATED+                                                                          28,162
             994   ELECTRONIC DATA SYSTEMS CORPORATION                                                                    19,582
             434   ELECTRONICS FOR IMAGING INCORPORATED+                                                                   8,246
             403   EQUIFAX INCORPORATED                                                                                   13,980
             171   F5 NETWORKS INCORPORATED+<<                                                                             8,757
             313   FACTSET RESEARCH SYSTEMS INCORPORATED                                                                  10,019
             920   FALCONSTOR SOFTWARE INCORPORATED+<<                                                                     6,725
             233   FILENET CORPORATION+<<                                                                                  6,491
           1,480   FIRST DATA CORPORATION                                                                                 55,988
             424   FISERV INCORPORATED+                                                                                   18,232

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
BUSINESS SERVICES (continued)
             248   GEVITY HR INCORPORATED                                                                           $      4,253
             438   HUDSON HIGHLAND GROUP INCORPORATED+                                                                     7,012
             225   HYPERION SOLUTIONS CORPORATION+                                                                         9,929
             246   IDX SYSTEMS CORPORATION+                                                                                7,847
             540   IMS HEALTH INCORPORATED                                                                                13,257
             157   INFOSPACE INCORPORATED+<<                                                                               5,326
             375   INTERGRAPH CORPORATION+                                                                                11,771
             359   INTERNET CAPITAL GROUP INCORPORATED+                                                                    2,082
             224   INTERNET SECURITY SYSTEMS+<<                                                                            4,973
             947   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                         11,686
             333   INTUIT INCORPORATED+                                                                                   14,392
             142   IPAYMENT INCORPORATED+                                                                                  5,416
           1,000   JUNIPER NETWORKS INCORPORATED+<<                                                                       25,640
             414   KORN/FERRY INTERNATIONAL+                                                                               6,566
             228   KRONOS INCORPORATED+<<                                                                                 10,297
             180   MACROMEDIA INCORPORATED+                                                                                7,960
             264   MANHATTAN ASSOCIATES INCORPORATED+<<                                                                    5,607
             636   MENTOR GRAPHICS CORPORATION+                                                                            6,538
             191   MERCURY INTERACTIVE CORPORATION+                                                                        8,618
          15,198   MICROSOFT CORPORATION                                                                                 392,108
              79   MICROSTRATEGY INCORPORATED CLASS A+                                                                     4,400
             243   MONSTER WORLDWIDE INCORPORATED+                                                                         6,410
             862   MPS GROUP INCORPORATED+                                                                                 8,086
             351   NCO GROUP INCORPORATED+                                                                                 6,971
             698   NCR CORPORATION+                                                                                       25,568
             959   NOVELL INCORPORATED+                                                                                    5,610
             318   OMNICOM GROUP INCORPORATED                                                                             26,041
           6,534   ORACLE CORPORATION+                                                                                    83,766
             312   PACKETEER INCORPORATED+                                                                                 3,703
             269   PALMSOURCE INCORPORATED+<<                                                                              2,698
             653   PEROT SYSTEMS CORPORATION CLASS A+                                                                      8,437
             327   RADISYS CORPORATION+                                                                                    5,288
             408   RED HAT INCORPORATED+<<                                                                                 5,157
           4,179   RENTOKIL INITIAL PLC ADR                                                                               56,267
           1,114   REUTERS GROUP PLC ADR                                                                                  47,055
             397   ROBERT HALF INTERNATIONAL INCORPORATED                                                                  9,901
             390   RSA SECURITY INCORPORATED+                                                                              4,797
             635   S1 CORPORATION+                                                                                         2,845
             182   SAFENET INCORPORATED+                                                                                   5,718
           1,578   SAP AG                                                                                                 65,093
             475   SECURE COMPUTING CORPORATION+                                                                           5,330
             279   SERENA SOFTWARE INCORPORATED+                                                                           5,460
           1,119   SIEBEL SYSTEMS INCORPORATED                                                                            10,317
             410   SOTHEBY'S HOLDINGS INCORPORATED+                                                                        5,752
           7,099   SUN MICROSYSTEMS INCORPORATED+                                                                         27,047
             550   SUNGARD DATA SYSTEMS INCORPORATED+                                                                     19,091
           1,188   SYMANTEC CORPORATION+                                                                                  26,861
             388   SYNOPSYS INCORPORATED+                                                                                  7,011
             414   TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+<<                                                          10,665
             349   TRANSACTION SYSTEMS ARCHITECTS INCORPORATED CLASS A+                                                    7,950
              18   TRAVELZOO INCORPORATED+                                                                                   592
             995   UNISYS CORPORATION+                                                                                     7,204
             396   UNITED ONLINE INCORPORATED                                                                              5,124
             361   UNITED RENTALS INCORPORATED+                                                                            7,249
             566   VALUECLICK INCORPORATED+<<                                                                              6,068
             460   VERISIGN INCORPORATED+                                                                                 14,881
             767   VERITAS SOFTWARE CORPORATION+                                                                          19,075
             502   VERITY INCORPORATED+                                                                                    4,282
             234   WEBEX COMMUNICATIONS INCORPORATED+                                                                      6,285
             144   WEBSENSE INCORPORATED+<<                                                                                7,734
             532   WIND RIVER SYSTEMS INCORPORATED+                                                                        8,720
           1,241   WPP GROUP PLC ADR<<                                                                                    65,972

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
BUSINESS SERVICES (continued)
           1,901   YAHOO! INCORPORATED+                                                                             $     70,717

                                                                                                                       1,947,667
                                                                                                                    ------------

CHEMICALS & ALLIED PRODUCTS - 3.41%
           2,562   ABBOTT LABORATORIES                                                                                   123,591
             541   ABGENIX INCORPORATED+<<                                                                                 3,895
             479   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                  28,850
           2,177   AKZO NOBEL NV ADR                                                                                      85,556
             233   ALBERTO-CULVER COMPANY CLASS B                                                                         10,329
             292   ALEXION PHARMACEUTICALS INCORPORATED+                                                                   6,643
             626   ALKERMES INCORPORATED+                                                                                  7,262
             342   ALPHARMA INCORPORATED CLASS A                                                                           4,402
           2,088   AMGEN INCORPORATED+                                                                                   130,667
           1,719   ASTRAZENECA PLC ADR<<                                                                                  73,092
             221   ATHEROGENICS INCORPORATED+<<                                                                            3,149
             283   AVERY DENNISON CORPORATION                                                                             14,843
             819   AVON PRODUCTS INCORPORATED                                                                             32,547
             198   BARR LABORATORIES INCORPORATED+                                                                        10,062
             603   BIOGEN IDEC INCORPORATED+                                                                              23,577
           3,177   BRISTOL-MYERS SQUIBB COMPANY                                                                           80,569
             343   CAMBREX CORPORATION                                                                                     6,208
             102   CHARLES RIVER LABORATORIES INTERNATIONAL INCORPORATED+                                                  4,905
             195   CHIRON CORPORATION+<<                                                                                   7,320
             228   CLOROX COMPANY                                                                                         13,318
             848   COLGATE PALMOLIVE COMPANY                                                                              42,375
           1,400   CORIXA CORPORATION+                                                                                     5,950
             464   CUBIST PHARMACEUTICALS INCORPORATED+                                                                    4,645
             425   DENDREON CORPORATION+<<                                                                                 2,248
             139   DIGENE CORPORATION+<<                                                                                   3,497
             521   DISCOVERY LABORATORIES INCORPORATED+                                                                    3,673
           1,582   DOW CHEMICAL COMPANY                                                                                   71,649
           1,648   DU PONT (E.I.) DE NEMOURS & COMPANY                                                                    76,648
             214   EASTMAN CHEMICAL COMPANY                                                                               12,579
             417   ECOLAB INCORPORATED                                                                                    13,482
           1,570   ELI LILLY & COMPANY                                                                                    91,531
             297   EPIX MEDICAL INCORPORATED+<<                                                                            2,355
             251   FMC CORPORATION+                                                                                       13,918
             628   FOREST LABORATORIES INCORPORATED+                                                                      24,228
             727   GENENTECH INCORPORATED+                                                                                57,615
             443   GENZYME CORPORATION+                                                                                   27,639
             185   GEORGIA GULF CORPORATION                                                                                5,879
             801   GILEAD SCIENCES INCORPORATED+                                                                          32,681
           1,665   GILLETTE COMPANY                                                                                       87,812
           2,447   GLAXOSMITHKLINE PLC ADR<<                                                                             121,616
             378   GREAT LAKES CHEMICAL CORPORATION                                                                       12,814
             453   HOSPIRA INCORPORATED+                                                                                  17,250
             182   IDEXX LABORATORIES INCORPORATED+                                                                       10,507
             142   IMCLONE SYSTEMS INCORPORATED+                                                                           4,706
             295   IMMUCOR INCORPORATED+                                                                                   9,883
             371   IMPAX LABORATORIES INCORPORATED+                                                                        6,084
             876   INKINE PHARMACEUTICAL COMPANY INCORPORATED+<<                                                           1,997
             369   INSPIRE PHARMACEUTICALS INCORPORATED+                                                                   2,399
             316   INTERMUNE INCORPORATED+<<                                                                               3,795
             310   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                        11,498
             476   IVAX CORPORATION+<<                                                                                     9,353
             269   K-V PHARMACEUTICAL COMPANY CLASS A+                                                                     5,353
             659   KING PHARMACEUTICALS INCORPORATED+                                                                      6,234
             443   LIGAND PHARMACEUTICALS INCORPORATED CLASS B+<<                                                          2,587
             423   LYONDELL CHEMICAL COMPANY                                                                              10,042
              78   MARTEK BIOSCIENCES CORPORATION+<<                                                                       2,916
             305   MEDICINES COMPANY+<<                                                                                    6,692
             505   MEDIMMUNE INCORPORATED+                                                                                13,332

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
           3,693   MERCK & COMPANY INCORPORATED                                                                     $    119,801
             190   MGI PHARMA INCORPORATED+<<                                                                              4,408
             747   MILLENNIUM PHARMACEUTICALS INCORPORATED+                                                                6,252
             527   MONSANTO COMPANY                                                                                       30,039
             582   MOSAIC COMPANY+                                                                                         7,613
             434   NABI BIOPHARMACEUTICALS+<<                                                                              5,334
             129   NEUROCRINE BIOSCIENCES INCORPORATED+                                                                    4,859
           2,868   NOVARTIS AG ADR                                                                                       140,044
             273   NOVEN PHARMACEUTICALS INCORPORATED+                                                                     4,914
           1,067   NOVO NORDISK A/S ADR                                                                                   55,047
             299   NPS PHARMACEUTICALS INCORPORATED+<<                                                                     3,459
             258   OM GROUP INCORPORATED+                                                                                  6,502
             191   ONYX PHARMACEUTICALS INCORPORATED+                                                                      4,773
             791   ORASURE TECHNOLOGIES INCORPORATED+                                                                      6,573
             111   OSI PHARMACEUTICALS INCORPORATED+                                                                       4,126
             183   PAR PHARMACEUTICAL COMPANIES INCORPORATED+<<                                                            5,856
             377   PENWEST PHARMACEUTICALS COMPANY+                                                                        4,554
             489   PERRIGO COMPANY                                                                                         7,599
          12,717   PFIZER INCORPORATED                                                                                   354,804
             129   PHARMION CORPORATION+                                                                                   2,623
             249   PHARMOS CORPORATION+                                                                                      714
             299   PPG INDUSTRIES INCORPORATED                                                                            19,552
             710   PRAXAIR INCORPORATED                                                                                   33,278
           4,081   PROCTER & GAMBLE COMPANY                                                                              225,067
             265   PROTEIN DESIGN LABS INCORPORATED+                                                                       5,062
           2,320   ROCHE HOLDING AG ADR                                                                                  146,654
             343   ROHM & HAAS COMPANY                                                                                    16,001
             364   SALIX PHARMACEUTICALS LIMITED+                                                                          6,374
           1,782   SANOFI-AVENTIS ADR                                                                                     80,190
           2,558   SCHERING-PLOUGH CORPORATION                                                                            49,881
             208   SEPRACOR INCORPORATED+<<                                                                               12,638
           7,117   SHISEIDO COMPANY LIMITED<<                                                                             86,309
             177   SIGMA-ALDRICH CORPORATION                                                                              10,604
              11   TEL OFFSHORE TRUST+                                                                                        83
             662   VERTEX PHARMACEUTICALS INCORPORATED+                                                                    9,215
           2,205   WYETH                                                                                                  95,631

                                                                                                                       3,086,680
                                                                                                                    ------------

COAL MINING - 0.01%
             250   MASSEY ENERGY COMPANY<<                                                                                10,107
                                                                                                                    ------------

COMMUNICATIONS - 1.74%
             625   ALLTEL CORPORATION                                                                                     36,356
             665   AMERICAN TOWER CORPORATION CLASS A+<<                                                                  11,997
           1,671   AT&T CORPORATION                                                                                       31,398
             985   AVAYA INCORPORATED+                                                                                     9,013
             694   BEASLEY BROADCAST GROUP INCORPORATED CLASS A+                                                          11,160
           3,251   BELLSOUTH CORPORATION                                                                                  86,997
             888   BRITISH SKY BROADCASTING GROUP PLC ADR                                                                 35,405
           1,617   BT GROUP PLC ADR                                                                                       63,467
             386   CABLEVISION SYSTEMS NEW YORK GROUP CLASS A+                                                             9,874
             470   CENTURYTEL INCORPORATED                                                                                15,411
             854   CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                              24,962
           3,660   COMCAST CORPORATION CLASS A+                                                                          117,852
             766   CROWN CASTLE INTERNATIONAL CORPORATION+                                                                13,619
           3,570   DEUTSCHE TELEKOM AG ADR<<                                                                              66,581
           1,357   DIRECTV GROUP INCORPORATED+                                                                            20,260
             538   ECHOSTAR COMMUNICATIONS CORPORATION CLASS A+                                                           15,726
             496   EMMIS COMMUNICATIONS CORPORATION CLASS A+                                                               8,809
             148   EQUINIX INCORPORATED+                                                                                   5,639
             359   FOUNDRY NETWORKS INCORPORATED+                                                                          3,317

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
COMMUNICATIONS (continued)
           1,992   FRANCE TELECOM SA ADR                                                                            $     56,314
             215   GOLDEN TELECOM INCORPORATED<<                                                                           5,637
             635   IAC INTERACTIVECORP+<<                                                                                 15,558
           1,049   ITC DELTACOM INCORPORATED+<<                                                                              608
             156   J2 GLOBAL COMMUNICATIONS INCORPORATED+<<                                                                5,472
             338   LIBERTY CORPORATION                                                                                    12,205
             378   LIBERTY MEDIA INTERNATIONAL INCORPORATED CLASS A+                                                      15,842
           1,846   NEXTEL COMMUNICATIONS INCORPORATED CLASS A+                                                            55,712
             425   NEXTEL PARTNERS INCORPORATED CLASS A+                                                                  10,094
           1,658   NIPPON TELEGRAPH AND TELEPHONE CORPORATION ADR                                                         33,939
             199   NOVATEL WIRELESS INCORPORATED+<<                                                                        2,482
             212   NTL INCORPORATED+                                                                                      13,627
           2,502   NTT DOCOMO INCORPORATED ADR                                                                            37,855
           5,595   SBC COMMUNICATIONS INCORPORATED                                                                       130,811
           2,609   SPRINT CORPORATION-FON GROUP<<                                                                         61,807
           1,283   TELECOM CORPORATION OF NEW ZEALAND LIMITED ADR                                                         43,032
           2,098   TELEFONICA SA ADR                                                                                     105,823
             854   TIVO INCORPORATED+<<                                                                                    5,756
             490   UNIVISION COMMUNICATIONS INCORPORATED CLASS A+<<                                                       13,039
             233   UTSTARCOM INCORPORATED+<<                                                                               1,715
           4,648   VERIZON COMMUNICATIONS INCORPORATED                                                                   164,446
           6,933   VODAFONE GROUP PLC ADR                                                                                174,573
             239   WESTERN WIRELESS CORPORATION CLASS A+                                                                   9,515
             372   XM SATELLITE RADIO HOLDINGS INCORPORATED+<<                                                            11,945

                                                                                                                       1,575,650
                                                                                                                    ------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.03%
             258   CHEMED CORPORATION                                                                                     10,908
             333   DYCOM INDUSTRIES INCORPORATED+                                                                          6,540
             189   EMCOR GROUP INCORPORATED+                                                                               8,978

                                                                                                                          26,426
                                                                                                                    ------------

DEPOSITORY INSTITUTIONS - 4.03%
           2,920   ABN AMRO HOLDING NV ADR<<                                                                              68,032
           1,840   ALLIED IRISH BANKS PLC ADR                                                                             76,802
           1,289   AMSOUTH BANCORPORATION                                                                                 34,365
           4,865   BANCO BILBAO VIZCAYA ARGENTARIA SA ADR                                                                 76,332
           4,529   BANCO SANTANDER CENTRAL HISPANO SA ADR                                                                 51,948
             662   BANCTRUST FINANCIAL GROUP INCORPORATED                                                                 13,088
           6,891   BANK OF AMERICA CORPORATION                                                                           319,191
           1,705   BANK OF NEW YORK COMPANY INCORPORATED                                                                  49,138
             591   BANKUNITED FINANCIAL CORPORATION CLASS A                                                               14,604
           2,988   BARCLAYS PLC ADR<<                                                                                    114,381
           1,299   BB&T CORPORATION                                                                                       51,882
           3,562   BNP PARIBAS SA ADR                                                                                    120,180
             965   CASCADE BANCORP                                                                                        19,956
           1,124   CENTRAL COAST BANCORP+                                                                                 19,007
             856   CHITTENDEN CORPORATION                                                                                 22,470
           8,520   CITIGROUP INCORPORATED                                                                                401,377
             553   CITY BANK LYNNWOOD WASHINGTON                                                                          17,198
             763   COASTAL FINANCIAL CORPORATION                                                                          11,376
             529   COMERICA INCORPORATED                                                                                  29,560
             443   COMMERCIAL CAPITAL BANCORPORATION INCORPORATED                                                          7,509
             589   CORUS BANKSHARES INCORPORATED                                                                          30,227
           1,087   DEUTSCHE BANK AG<<                                                                                     84,699
             314   EURONET WORLDWIDE INCORPORATED+                                                                         8,805
             646   FARMERS CAPITAL BANK CORPORATION                                                                       21,085
           1,039   FIFTH THIRD BANCORP                                                                                    44,282
             341   FIRST BANCORP PUERTO RICO                                                                              13,071
             620   FIRST HORIZON NATIONAL CORPORATION                                                                     26,183

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
DEPOSITORY INSTITUTIONS (continued)
           1,520   FIRST NIAGARA FINANCIAL GROUP INCORPORATED                                                       $     19,790
             559   FIRST OF LONG ISLAND CORPORATION                                                                       22,080
             576   GOLDEN WEST FINANCIAL CORPORATION                                                                      36,069
           2,091   HBOS PLC ADR<<                                                                                         91,520
           2,382   HSBC HOLDINGS PLC ADR<<                                                                               189,035
           1,334   HUNTINGTON BANCSHARES INCORPORATED<<                                                                   31,109
             242   ITLA CAPITAL CORPORATION+                                                                              12,056
           6,060   JP MORGAN CHASE & COMPANY                                                                             216,645
           1,152   KEYCORP                                                                                                37,740
             845   MARSHALL & ILSLEY CORPORATION                                                                          36,766
             616   MB FINANCIAL INCORPORATED                                                                              23,525
           1,162   MELLON FINANCIAL CORPORATION                                                                           32,257
             470   NASB FINANCIAL INCORPORATED                                                                            18,325
             552   NATIONAL AUSTRALIA BANK LIMITED ADR                                                                    65,633
           1,369   NATIONAL CITY CORPORATION                                                                              47,313
             811   NEW YORK COMMUNITY BANCORP INCORPORATED                                                                14,776
             650   NORTHERN TRUST CORPORATION                                                                             29,848
             937   PNC FINANCIAL SERVICES GROUP                                                                           51,207
           1,310   REGIONS FINANCIAL CORPORATION                                                                          44,121
           3,792   SANPAOLO IMI SPA<<                                                                                    105,797
             353   SMITHTOWN BANCORPORATION INCORPORATED                                                                   9,436
             711   STATE STREET CORPORATION                                                                               34,128
             900   SUN BANCORP INCORPORATED NEW JERSEY+                                                                   18,666
             706   SUNTRUST BANKS INCORPORATED                                                                            51,969
             409   SVB FINANCIAL GROUP+                                                                                   19,534
           1,227   SYNOVUS FINANCIAL CORPORATION                                                                          35,669
           3,461   US BANCORP                                                                                            101,511
             552   USB HOLDING COMPANY INCORPORATED                                                                       11,664
           2,863   WACHOVIA CORPORATION                                                                                  145,297
           1,560   WASHINGTON MUTUAL INCORPORATED                                                                         64,428
             380   WEBSTER FINANCIAL CORPORATION                                                                          17,822
           2,315   WESTPAC BANKING CORPORATION ADR                                                                       172,768
             416   WINTRUST FINANCIAL CORPORATION                                                                         20,829
             360   WSFS FINANCIAL CORPORATION                                                                             20,045
             559   YARDVILLE NATIONAL BANCORP                                                                             18,956
             453   ZIONS BANCORPORATION                                                                                   32,091

                                                                                                                       3,647,173
                                                                                                                    ------------

EATING & DRINKING PLACES - 0.20%
             554   DARDEN RESTAURANTS INCORPORATED                                                                        17,994
             507   KRISPY KREME DOUGHNUTS INCORPORATED+<<                                                                  4,102
           2,292   MCDONALD'S CORPORATION                                                                                 70,915
             249   P.F. CHANG'S CHINA BISTRO INCORPORATED+<<                                                              14,758
             459   RARE HOSPITALITY INTERNATIONAL INCORPORATED+<<                                                         14,243
             166   RED ROBIN GOURMET BURGERS INCORPORATED+                                                                 9,110
             387   WENDY'S INTERNATIONAL INCORPORATED                                                                     17,465
             708   YUM! BRANDS INCORPORATED                                                                               36,313

                                                                                                                         184,900
                                                                                                                    ------------

EDUCATIONAL SERVICES - 0.05%
             287   APOLLO GROUP INCORPORATED CLASS A+                                                                     22,529
             240   CAREER EDUCATION CORPORATION+                                                                           8,321
             302   CORINTHIAN COLLEGES INCORPORATED+                                                                       4,669
             117   STRAYER EDUCATION INCORPORATED                                                                         10,179

                                                                                                                          45,698
                                                                                                                    ------------

ELECTRIC, GAS & SANITARY SERVICES - 1.60%
           1,333   AES CORPORATION+                                                                                       19,848
           1,041   ALLIED WASTE INDUSTRIES INCORPORATED+                                                                   8,026

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
             486   AMEREN CORPORATION                                                                               $     26,526
             768   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                           27,410
           1,000   AMERICAN STATES WATER COMPANY                                                                          27,980
             449   BLACK HILLS CORPORATION                                                                                16,442
           2,000   CALPINE CORPORATION+<<                                                                                  5,960
           1,233   CENTERPOINT ENERGY INCORPORATED<<                                                                      15,117
             440   CH ENERGY GROUP INCORPORATED                                                                           19,888
             490   CINERGY CORPORATION                                                                                    20,203
             935   CMS ENERGY CORPORATION+                                                                                12,370
             552   CONSOLIDATED EDISON INCORPORATED                                                                       25,122
             405   CONSTELLATION ENERGY GROUP INCORPORATED                                                                21,647
             573   DOMINION RESOURCES INCORPORATED                                                                        40,288
             488   DTE ENERGY COMPANY                                                                                     23,200
           1,744   DUKE ENERGY CORPORATION                                                                                47,925
           4,275   E.ON AG                                                                                               123,975
             777   EDISON INTERNATIONAL                                                                                   28,555
           1,530   EL PASO CORPORATION                                                                                    15,820
           5,071   ENDESA SA ADR                                                                                         110,801
             465   ENTERGY CORPORATION                                                                                    33,401
           1,201   EXELON CORPORATION                                                                                     56,267
             677   FIRSTENERGY CORPORATION                                                                                29,991
             760   FPL GROUP INCORPORATED                                                                                 30,894
             295   KINDER MORGAN INCORPORATED                                                                             22,924
           2,886   NATIONAL GRID TRANSCO PLC                                                                             142,338
             198   NICOR INCORPORATED                                                                                      7,821
           1,026   NISOURCE INCORPORATED                                                                                  24,727
             526   PEOPLES ENERGY CORPORATION                                                                             22,486
             796   PG&E CORPORATION                                                                                       28,473
             488   PROGRESS ENERGY INCORPORATED                                                                           21,584
             501   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                           27,806
             895   RELIANT RESOURCES INCORPORATED+                                                                        11,009
           3,146   SCOTTISH POWER PLC                                                                                    106,240
             528   SEMPRA ENERGY                                                                                          20,946
             569   SOUTH JERSEY INDUSTRIES INCORPORATED                                                                   32,262
           1,320   SOUTHERN COMPANY                                                                                       44,814
             552   TXU CORPORATION                                                                                        44,315
             393   UIL HOLDINGS CORPORATION                                                                               20,373
           1,307   WASTE MANAGEMENT INCORPORATED                                                                          38,543
           1,262   WILLIAMS COMPANIES INCORPORATED                                                                        23,233
           1,087   XCEL ENERGY INCORPORATED<<                                                                             20,033

                                                                                                                       1,447,583
                                                                                                                    ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 2.91%
             307   ACUITY BRANDS INCORPORATED                                                                              7,537
             726   ADVANCED MICRO DEVICES INCORPORATED+<<                                                                 11,906
             587   AEROFLEX INCORPORATED+                                                                                  4,696
             819   ALTERA CORPORATION+                                                                                    18,174
             532   AMERICAN POWER CONVERSION CORPORATION                                                                  13,545
             304   AMETEK INCORPORATED                                                                                    11,622
             669   ANALOG DEVICES INCORPORATED                                                                            24,806
             437   ANDREW CORPORATION+                                                                                     5,795
           1,214   APPLIED MICRO CIRCUITS CORPORATION+                                                                     3,484
             301   ATMI INCORPORATED+                                                                                      8,458
             266   BENCHMARK ELECTRONICS INCORPORATED+                                                                     8,424
             515   BROADCOM CORPORATION CLASS A+<<                                                                        18,277
             449   C&D TECHNOLOGIES INCORPORATED                                                                           3,287
             986   CANON INCORPORATED ADR                                                                                 53,490
             167   CATAPULT COMMUNICATIONS CORPORATION+                                                                    2,350
             261   CERADYNE INCORPORATED+                                                                                  6,026
           5,820   CHARTERED SEMICONDUCTOR+<<                                                                             41,904
          11,353   CISCO SYSTEMS INCORPORATED+                                                                           220,021
             528   COMVERSE TECHNOLOGY INCORPORATED+                                                                      12,424

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
             188   CREE INCORPORATED+<<                                                                             $      5,648
             350   CUBIC CORPORATION<<                                                                                     6,160
             283   CYMER INCORPORATED+                                                                                     8,040
             257   DITECH COMMUNICATIONS CORPORATION+<<                                                                    1,853
             320   DSP GROUP INCORPORATED+                                                                                 7,526
             667   EMERSON ELECTRIC COMPANY                                                                               44,335
             434   FREESCALE SEMICONDUCTOR INCORPORATED CLASS B+                                                           8,767
           1,972   FUJITSU LIMITED ADR                                                                                    54,618
          17,367   GENERAL ELECTRIC COMPANY                                                                              633,548
             605   GRAFTECH INTERNATIONAL LIMITED+                                                                         2,662
          10,830   INTEL CORPORATION                                                                                     291,652
             374   INTERDIGITAL COMMUNICATIONS CORPORATION+                                                                6,904
             587   INTERSIL CORPORATION CLASS A                                                                           11,012
             419   JABIL CIRCUIT INCORPORATED+                                                                            12,247
           5,369   JDS UNIPHASE CORPORATION+                                                                               8,215
             399   KLA-TENCOR CORPORATION                                                                                 18,119
           1,453   KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV NY SHARES                                                   37,226
             631   LINEAR TECHNOLOGY CORPORATION                                                                          23,644
             259   LITTELFUSE INCORPORATED+                                                                                7,791
           1,338   LSI LOGIC CORPORATION+                                                                                  9,848
           7,450   LUCENT TECHNOLOGIES INCORPORATED+                                                                      20,934
             621   MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                 24,467
             297   MAYTAG CORPORATION                                                                                      4,333
             313   MEDIS TECHNOLOGIES LIMITED+<<                                                                           4,310
             571   MICROCHIP TECHNOLOGY INCORPORATED                                                                      16,924
           1,351   MICRON TECHNOLOGY INCORPORATED+<<                                                                      14,834
             500   MICROSEMI CORPORATION+<<                                                                               10,315
          14,030   MINEBEA COMPANY LIMITED ADR                                                                           115,338
             391   MOLEX INCORPORATED                                                                                     10,358
             474   MOOG INCORPORATED CLASS A+                                                                             14,386
           4,066   MOTOROLA INCORPORATED                                                                                  70,626
             510   MYKROLIS CORPORATION+                                                                                   6,880
             792   NATIONAL SEMICONDUCTOR CORPORATION                                                                     15,935
             625   NETWORK APPLIANCE INCORPORATED+                                                                        17,975
           2,689   NOKIA OYJ ADR                                                                                          45,337
             377   NOVELLUS SYSTEMS INCORPORATED+                                                                         10,047
             411   NVIDIA CORPORATION+                                                                                    11,175
             371   OMNIVISION TECHNOLOGIES INCORPORATED+<<                                                                 5,869
           2,901   OMRON CORPORATION                                                                                      64,332
             445   OPENWAVE SYSTEMS INCORPORATED+                                                                          6,920
           1,719   PIONEER CORPORATION                                                                                    28,363
             565   PMC-SIERRA INCORPORATED+                                                                                4,955
             209   QLOGIC CORPORATION+<<                                                                                   6,692
           2,762   QUALCOMM INCORPORATED                                                                                 102,912
             257   RAMBUS INCORPORATED+                                                                                    3,940
             372   REMEC INCORPORATED+                                                                                     2,328
           1,404   RF MICRO DEVICES INCORPORATED+                                                                          6,529
             461   ROCKWELL COLLINS INCORPORATED                                                                          22,769
             164   ROGERS CORPORATION+                                                                                     6,788
           1,509   SANMINA-SCI CORPORATION+                                                                                7,741
             379   SCIENTIFIC-ATLANTA INCORPORATED                                                                        12,621
             388   SEACHANGE INTERNATIONAL INCORPORATED+                                                                   3,065
             172   SIGMATEL INCORPORATED+                                                                                  3,894
             487   SILICON IMAGE INCORPORATED+                                                                             5,717
             623   SILICON STORAGE TECHNOLOGY INCORPORATED+                                                                2,143
           1,014   SKYWORKS SOLUTIONS INCORPORATED+<<                                                                      6,419
             217   SOHU.COM INCORPORATED+<<                                                                                4,062
           1,600   SONY CORPORATION ADR<<                                                                                 59,632
             569   SPATIALIGHT INCORPORATED+<<                                                                             3,454
           1,058   STMICROELECTRONICS NV NY SHARES<<                                                                      16,473
             389   TECHNITROL INCORPORATED                                                                                 5,108
             359   TEKELEC+                                                                                                4,886
           1,215   TELLABS INCORPORATED+                                                                                   9,987

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
           2,981   TEXAS INSTRUMENTS INCORPORATED                                                                   $     82,395
             408   THOMAS & BETTS CORPORATION+                                                                            12,599
             270   VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                10,957
              36   WHIRLPOOL CORPORATION                                                                                   2,477
             655   XILINX INCORPORATED                                                                                    18,176
             439   ZORAN CORPORATION+                                                                                      5,417

                                                                                                                       2,629,835
                                                                                                                    ------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.24%
             228   AMERICAN HEALTHCORP+                                                                                    8,954
             315   AMYLIN PHARMACEUTICALS INCORPORATED+<<                                                                  5,034
             523   ANTIGENICS INCORPORATED+<<                                                                              3,504
             534   APPLERA CORPORATION-CELERA GENOMICS GROUP+                                                              5,297
             558   AXONYX INCORPORATED+                                                                                      720
             323   CDI CORPORATION                                                                                         6,893
             314   CELGENE CORPORATION+<<                                                                                 13,295
             188   CORPORATE EXECUTIVE BOARD COMPANY                                                                      13,119
             134   CRA INTERNATIONAL INCORPORATED+                                                                         7,637
             255   CV THERAPEUTICS INCORPORATED+<<                                                                         5,156
             276   ERESEARCH TECHNOLOGY INCORPORATED+                                                                      3,378
             269   FLUOR CORPORATION                                                                                      15,454
             132   GEN-PROBE INCORPORATED+                                                                                 5,129
             210   MAXMUS INCORPORATED                                                                                     7,201
             524   MOODY'S CORPORATION                                                                                    22,673
             341   NAVIGANT CONSULTING INCORPORATED+                                                                       7,822
             659   PAYCHEX INCORPORATED                                                                                   19,032
             517   PER-SE TECHNOLOGIES INCORPORATED+                                                                       9,807
             178   QUEST DIAGNOSTICS INCORPORATED                                                                         18,690
             334   RESOURCES CONNECTION INCORPORATED+<<                                                                    6,653
             391   TELIK INCORPORATED+<<                                                                                   5,576
             388   URS CORPORATION+                                                                                       13,126
             361   WASHINGTON GROUP INTERNATIONAL INCORPORATED+                                                           17,332

                                                                                                                         221,482
                                                                                                                    ------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.20%
             366   BALL CORPORATION                                                                                       13,743
             344   CRANE COMPANY                                                                                           9,037
             906   CROWN HOLDINGS INCORPORATED+                                                                           13,490
             296   FORTUNE BRANDS INCORPORATED                                                                            25,604
             400   GRIFFON CORPORATION+<<                                                                                  7,972
             800   GULF ISLAND FABRICATION INCORPORATED                                                                   16,080
             420   ILLINOIS TOOL WORKS INCORPORATED                                                                       35,460
             345   METALS USA INCORPORATED+                                                                                7,304
             318   NCI BUILDING SYSTEMS INCORPORATED+                                                                     10,984
             426   SIMPSON MANUFACTURING COMPANY INCORPORATED<<                                                           12,243
             325   SNAP-ON INCORPORATED                                                                                   11,216
             264   TASER INTERNATIONAL INCORPORATED+<<                                                                     2,994
             383   WATTS WATER TECHNOLOGIES INCORPORATED                                                                  13,340

                                                                                                                         179,467
                                                                                                                    ------------

FINANCIAL SERVICES - 0.01%
             846   JANUS CAPITAL GROUP INCORPORATED                                                                       12,995
                                                                                                                    ------------

FOOD & KINDRED PRODUCTS - 1.32%
             163   AMERICAN ITALIAN PASTA COMPANY CLASS A<<                                                                3,751
           1,185   ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                  55,517
           1,182   ARCHER-DANIELS-MIDLAND COMPANY                                                                         23,463
           3,665   CADBURY SCHWEPPES PLC ADR<<                                                                           144,474
             615   CAMPBELL SOUP COMPANY                                                                                  19,083

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
FOOD & KINDRED PRODUCTS (continued)
           3,351   COCA-COLA COMPANY                                                                                $    149,555
             604   COCA-COLA ENTERPRISES INCORPORATED                                                                     13,216
           1,096   CONAGRA FOODS INCORPORATED                                                                             28,660
             745   DEL MONTE FOODS COMPANY+                                                                                7,778
           1,798   DIAGEO PLC ADR<<                                                                                      104,500
             495   GENERAL MILLS INCORPORATED                                                                             24,503
             162   HANSEN NATURAL CORPORATION+<<                                                                          12,075
             912   HERCULES INCORPORATED+<<                                                                               12,604
             394   HERSHEY FOODS CORPORATION                                                                              25,299
             750   HJ HEINZ COMPANY                                                                                       27,278
             557   KELLOGG COMPANY                                                                                        25,338
           9,636   KIRIN BREWERY COMPANY LIMITED                                                                          95,396
              88   MOLSON COORS BREWING COMPANY                                                                            5,145
           2,576   NESTLE SA ADR                                                                                         169,923
             502   PEPSI BOTTLING GROUP INCORPORATED                                                                      14,242
           2,789   PEPSICO INCORPORATED                                                                                  157,021
             123   SANDERSON FARMS INCORPORATED                                                                            4,662
           1,574   SARA LEE CORPORATION                                                                                   31,936
           1,464   TOPPS COMPANY INCORPORATED                                                                             13,644
             386   WM. WRIGLEY JR. COMPANY                                                                                26,352

                                                                                                                       1,195,415
                                                                                                                    ------------

FOOD STORES - 0.33%
             797   ALBERTSON'S INCORPORATED<<                                                                             16,729
           2,403   COLES MYER LIMITED ADR                                                                                133,655
             395   GREAT ATLANTIC & PACIFIC TEA COMPANY INCORPORATED+<<                                                    9,847
           5,310   KONINKLIJKE AHOLD NV ADR+                                                                              40,356
           1,500   KROGER COMPANY+                                                                                        25,155
             217   PANERA BREAD COMPANY+<<                                                                                13,714
             862   SAFEWAY INCORPORATED                                                                                   18,973
             770   STARBUCKS CORPORATION+                                                                                 42,158

                                                                                                                         300,587
                                                                                                                    ------------

FORESTRY - 0.03%
             400   WEYERHAEUSER COMPANY                                                                                   25,660
                                                                                                                    ------------

FURNITURE & FIXTURES - 0.10%
             412   FURNITURE BRANDS INTERNATIONAL INCORPORATED                                                             8,285
             410   HERMAN MILLER INCORPORATED                                                                             11,935
             283   HOOKER FURNITURE CORPORATION                                                                            4,174
             639   LEGGETT & PLATT INCORPORATED                                                                           17,023
             892   MASCO CORPORATION                                                                                      28,562
             705   NEWELL RUBBERMAID INCORPORATED                                                                         16,067
             317   SELECT COMFORT CORPORATION+<<                                                                           7,703

                                                                                                                          93,749
                                                                                                                    ------------

GENERAL MERCHANDISE STORES - 0.49%
             658   BIG LOTS INCORPORATED+                                                                                  8,330
             721   DOLLAR GENERAL CORPORATION                                                                             14,139
             343   FEDERATED DEPARTMENT STORES INCORPORATED<<                                                             23,135
             302   FRED'S INCORPORATED                                                                                     4,479
             495   JC PENNEY COMPANY INCORPORATED                                                                         24,631
             577   MAY DEPARTMENT STORES COMPANY                                                                          22,018
             235   SEARS HOLDINGS CORPORATION+                                                                            34,475
             443   SHOPKO STORES INCORPORATED+                                                                            10,504
           1,569   TARGET CORPORATION                                                                                     84,255
           1,094   TJX COMPANIES INCORPORATED                                                                             25,085

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
GENERAL MERCHANDISE STORES (continued)
           4,089   WAL-MART STORES INCORPORATED                                                                     $    193,124

                                                                                                                         444,175
                                                                                                                    ------------

HEALTH SERVICES - 0.32%
             356   AMSURG CORPORATION+<<                                                                                   9,598
             364   APRIA HEALTHCARE GROUP INCORPORATED+                                                                   11,466
             769   BEVERLY ENTERPRISES INCORPORATED<<                                                                      9,512
             869   CAREMARK RX INCORPORATED+                                                                              38,809
             308   DAVITA INCORPORATED+                                                                                   14,186
             678   HCA INCORPORATED                                                                                       36,612
             622   HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A                                                     15,687
             849   HUMAN GENOME SCIENCES INCORPORATED+                                                                     9,577
             231   LABONE INCORPORATED+<<                                                                                  8,903
             327   LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                            15,843
             291   LIFEPOINT HOSPITALS INCORPORATED+                                                                      13,089
             220   MANOR CARE INCORPORATED<<                                                                               8,549
             310   MATRIA HEALTHCARE INCORPORATED+                                                                         8,832
             283   NEIGHBORCARE INCORPORATED+                                                                              8,493
             303   NEKTAR THERAPEUTICS+<<                                                                                  5,539
             376   ODYSSEY HEALTHCARE INCORPORATED+<<                                                                      4,986
             155   PEDIATRIX MEDICAL GROUP INCORPORATED+                                                                  11,413
             171   SIERRA HEALTH SERVICES INCORPORATED+                                                                   11,298
           1,245   TENET HEALTHCARE CORPORATION+                                                                          15,089
             265   UNITED SURGICAL PARTNERS INTERNATIONAL INCORPORATED+<<                                                 12,757
             455   VALEANT PHARMACEUTICALS INTERNATIONAL                                                                   9,387
             366   VICURON PHARMACEUTICALS INCORPORATED+                                                                   6,032
             246   WATSON PHARMACEUTICALS INCORPORATED+                                                                    7,395

                                                                                                                         293,052
                                                                                                                    ------------

HOLDING & OTHER INVESTMENT OFFICES - 0.63%
             356   ALEXANDRIA REAL ESTATE EQUITIES INCORPORATED                                                           24,671
             548   AMERICAN HOME MORTGAGE INVESTMENT CORPORATION                                                          17,843
             878   BEDFORD PROPERTY INVESTORS                                                                             20,343
           1,088   CAPITAL AUTOMOTIVE<<                                                                                   38,929
           1,108   CEDAR SHOPPING CENTERS INCORPORATED                                                                    14,991
             896   CORPORATE OFFICE PROPERTIES TRUST                                                                      25,025
             779   ENTERTAINMENT PROPERTIES TRUST                                                                         34,665
           1,519   EQUITY OFFICE PROPERTIES TRUST<<                                                                       49,352
           1,213   EQUITY RESIDENTIAL                                                                                     43,547
           1,017   FELCOR LODGING TRUST INCORPORATED+                                                                     14,157
             974   GENERAL GROWTH PROPERTIES INCORPORATED                                                                 37,918
             977   HOME PROPERTIES INCORPORATED                                                                           40,252
             692   IMPAC MORTGAGE HOLDINGS INCORPORATED<<                                                                 13,771
             809   LASALLE HOTEL PROPERTIES                                                                               24,998
             985   MID-AMERICA APARTMENT COMMUNITIES INCORPORATED                                                         39,893
           1,327   NATIONAL HEALTH INVESTORS INCORPORATED                                                                 35,391
             296   NOVASTAR FINANCIAL INCORPORATED<<                                                                      10,893
             617   SIMON PROPERTY GROUP INCORPORATED                                                                      42,400
             819   SOVRAN SELF STORAGE INCORPORATED                                                                       36,519

                                                                                                                         565,558
                                                                                                                    ------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.11%
             551   BED BATH & BEYOND INCORPORATED+                                                                        22,398
             464   BEST BUY COMPANY INCORPORATED                                                                          25,256
             401   BROOKSTONE INCORPORATED+                                                                                8,076
             553   CIRCUIT CITY STORES INCORPORATED                                                                        9,064
             184   COST PLUS INCORPORATED+                                                                                 4,280
             177   GUITAR CENTER INCORPORATED+<<                                                                          10,087
             337   MOVIE GALLERY INCORPORATED                                                                             10,771

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES (continued)
             303   RADIO SHACK CORPORATION                                                                          $      7,623

                                                                                                                          97,555
                                                                                                                    ------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.15%
             343   BOYD GAMING CORPORATION<<                                                                              18,131
             364   EMPIRE RESORTS INCORPORATED+<<                                                                          1,729
             333   GAYLORD ENTERTAINMENT COMPANY+                                                                         13,996
             894   HILTON HOTELS CORPORATION                                                                              21,662
           2,001   LA QUINTA CORPORATION+                                                                                 17,349
             512   MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                            34,580
             482   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                       26,977

                                                                                                                         134,424
                                                                                                                    ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 1.81%
           1,252   3M COMPANY                                                                                             95,966
             197   ACTUANT CORPORATION CLASS A+                                                                            8,865
           1,413   APPLE COMPUTER INCORPORATED+                                                                           56,110
           2,984   APPLIED MATERIALS INCORPORATED                                                                         48,967
             941   AXCELIS TECHNOLOGIES INCORPORATED+                                                                      6,258
             657   BAKER HUGHES INCORPORATED                                                                              30,347
             187   BLACK & DECKER CORPORATION                                                                             16,329
             147   BLACK BOX CORPORATION                                                                                   5,054
             152   BRIGGS & STRATTON CORPORATION                                                                           5,147
           1,450   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                            5,670
             404   BROOKS AUTOMATION INCORPORATED+<<                                                                       6,092
             239   CASCADE CORPORATION                                                                                     8,418
             580   CATERPILLAR INCORPORATED                                                                               54,584
             168   CDW CORPORATION<<                                                                                       9,774
             449   DEERE & COMPANY                                                                                        29,701
           4,263   DELL INCORPORATED+                                                                                    170,051
             480   DOVER CORPORATION                                                                                      18,178
             306   EATON CORPORATION                                                                                      18,314
           4,312   EMC CORPORATION+                                                                                       60,627
             446   EMULEX CORPORATION+<<                                                                                   8,429
             277   ENGINEERED SUPPORT SYSTEMS INCORPORATED                                                                10,803
             422   FLOWSERVE CORPORATION+                                                                                 12,436
             289   GARDNER DENVER INCORPORATED+                                                                           11,083
           1,178   GATEWAY INCORPORATED+                                                                                   4,076
             533   GENERAL BINDING CORPORATION+                                                                           11,028
             321   GLOBAL IMAGING SYSTEMS INCORPORATED+                                                                   10,205
             559   GRANT PRIDECO INCORPORATED+<<                                                                          13,427
           5,192   HEWLETT-PACKARD COMPANY                                                                               116,872
             785   HITACHI LIMITED ADR                                                                                    47,022
           2,710   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                           204,741
             682   JOY GLOBAL INCORPORATED                                                                                25,602
             572   KADANT INCORPORATED+                                                                                   11,726
             238   LEXMARK INTERNATIONAL INCORPORATED+<<                                                                  16,289
             712   LUFKIN INDUSTRIES INCORPORATED                                                                         20,527
           7,343   MAKITA CORPORATION                                                                                    143,923
             390   MODINE MANUFACTURING COMPANY                                                                           11,856
           5,722   NEC CORPORATION ADR                                                                                    31,929
             527   PALL CORPORATION                                                                                       15,383
             226   PALMONE INCORPORATED+<<                                                                                 6,423
             497   PITNEY BOWES INCORPORATED                                                                              22,171
             221   PROQUEST COMPANY+                                                                                       7,094
             337   SANDISK CORPORATION+                                                                                    8,792
             548   SCIENTIFIC GAMES CORPORATION CLASS A+<<                                                                13,059
           1,392   SIEMENS AG                                                                                            101,922
             253   SMITH INTERNATIONAL INCORPORATED                                                                       14,866
           2,705   SOLECTRON CORPORATION+                                                                                  9,873

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
             308   STANLEY WORKS                                                                                    $     13,740
             661   SYMBOL TECHNOLOGIES INCORPORATED                                                                        7,608
             292   TEREX CORPORATION+                                                                                     11,540
             388   TORO COMPANY<<                                                                                         16,703
             157   TRANSACT TECHNOLOGIES INCORPORATED+                                                                     1,543
             322   WATSCO INCORPORATED                                                                                    14,229
             531   WESTERN DIGITAL CORPORATION+<<                                                                          7,970

                                                                                                                       1,639,342
                                                                                                                    ------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.10%
             672   AON CORPORATION                                                                                        16,753
             287   HILB, ROGAL & HAMILTON COMPANY<<                                                                        9,784
             397   HUMANA INCORPORATED+                                                                                   14,435
             884   MARSH & MCLENNAN COMPANIES INCORPORATED                                                                25,671
             275   NATIONAL FINANCIAL PARTNERS CORPORATION                                                                10,516
             774   UNUMPROVIDENT CORPORATION                                                                              14,211

                                                                                                                          91,370
                                                                                                                    ------------

INSURANCE CARRIERS - 1.53%
           2,328   AEGON NV<<                                                                                             29,915
             550   AETNA INCORPORATED                                                                                     42,906
             876   AFLAC INCORPORATED                                                                                     36,398
             270   ALLMERICA FINANCIAL CORPORATION+                                                                        9,428
           1,339   ALLSTATE CORPORATION                                                                                   77,930
             302   AMBAC FINANCIAL GROUP INCORPORATED                                                                     21,789
           3,802   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                             211,201
             266   AMERIGROUP CORPORATION+                                                                                10,438
           2,363   AXA ADR<<                                                                                              57,870
             329   CENTENE CORPORATION+<<                                                                                 10,577
             417   CHUBB CORPORATION                                                                                      35,124
             265   CIGNA CORPORATION                                                                                      25,771
             572   CINCINNATI FINANCIAL CORPORATION                                                                       22,577
             574   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                         42,929
             216   HEALTH NET INCORPORATED+                                                                                7,394
           3,085   ING GROEP NV ADR                                                                                       85,547
             245   KANSAS CITY LIFE INSURANCE COMPANY                                                                     11,544
             241   LANDAMERICA FINANCIAL GROUP INCORPORATED                                                               13,544
             422   LINCOLN NATIONAL CORPORATION                                                                           19,214
             354   LOEWS CORPORATION                                                                                      26,656
              41   MARKEL CORPORATION+                                                                                    14,012
             362   MBIA INCORPORATED<<                                                                                    20,247
             720   METLIFE INCORPORATED                                                                                   32,112
             279   MGIC INVESTMENT CORPORATION                                                                            17,114
           1,068   MILLEA HOLDINGS INCORPORATED                                                                           70,947
           1,018   PHOENIX COMPANIES INCORPORATED<<                                                                       11,707
             673   PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                 26,846
             431   PROASSURANCE CORPORATION+                                                                              16,861
             415   PROGRESSIVE CORPORATION                                                                                39,869
           1,004   PRUDENTIAL FINANCIAL INCORPORATED                                                                      63,563
             398   SAFECO CORPORATION                                                                                     21,416
           1,284   ST. PAUL COMPANIES INCORPORATED                                                                        48,638
             315   TORCHMARK CORPORATION                                                                                  16,616
             315   UNITED INSURANCE COMPANIES INCORPORATED                                                                 7,922
           2,232   UNITEDHEALTH GROUP INCORPORATED                                                                       108,431
             516   WELLPOINT INCORPORATED+                                                                                68,628

                                                                                                                       1,383,681
                                                                                                                    ------------

JUSTICE, PUBLIC ORDER & SAFETY - 0.01%
             296   CORRECTIONS CORPORATION OF AMERICA+<<                                                                  10,686
                                                                                                                    ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
LEATHER & LEATHER PRODUCTS - 0.03%
             830   COACH INCORPORATED+                                                                              $     24,103
                                                                                                                    ------------

LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION - 0.02%
             703   LAIDLAW INTERNATIONAL INCORPORATED+                                                                    15,635
                                                                                                                    ------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.04%
             771   CHAMPION ENTERPRISES INCORPORATED+<<                                                                    7,502
             565   GEORGIA-PACIFIC CORPORATION                                                                            18,724
             322   SKYLINE CORPORATION                                                                                    12,590

                                                                                                                          38,816
                                                                                                                    ------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.95%
             416   ADVANCED MEDICAL OPTICS INCORPORATED+<<                                                                16,066
             159   ADVANCED NEUROMODULATION SYSTEMS INCORPORATED+<<                                                        5,654
             165   AFFYMETRIX INCORPORATED+<<                                                                              8,826
             879   AGILENT TECHNOLOGIES INCORPORATED+                                                                     21,105
           1,156   AKSYS LIMITED+<<                                                                                        3,468
             409   ALIGN TECHNOLOGY INCORPORATED+                                                                          2,973
             232   ALLERGAN INCORPORATED                                                                                  17,936
             500   AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+                                                         9,980
             314   ANALOGIC CORPORATION                                                                                   13,342
             530   ANAREN INCORPORATED+                                                                                    6,275
             533   APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                           11,412
             130   BAUSCH & LOMB INCORPORATED                                                                             10,152
           1,060   BAXTER INTERNATIONAL INCORPORATED                                                                      39,114
             506   BECTON DICKINSON & COMPANY                                                                             29,070
             553   BIOMET INCORPORATED                                                                                    20,843
           1,191   BOSTON SCIENTIFIC CORPORATION+                                                                         32,264
             261   C.R. BARD INCORPORATED                                                                                 17,813
             369   CONMED CORPORATION+                                                                                    11,565
              84   COOPER COMPANIES INCORPORATED<<                                                                         5,548
             740   CREDENCE SYSTEMS CORPORATION+                                                                           5,861
             144   CYBERONICS INCORPORATED+                                                                                5,255
             434   DANAHER CORPORATION                                                                                    23,926
             573   EASTMAN KODAK COMPANY                                                                                  15,059
             168   ESCO TECHNOLOGIES INCORPORATED+                                                                        14,238
             328   FLIR SYSTEMS INCORPORATED+<<                                                                            8,790
             524   GUIDANT CORPORATION                                                                                    38,718
             286   INTEGRA LIFESCIENCES HOLDINGS+                                                                          9,558
             180   LASERSCOPE+                                                                                             6,197
           2,007   MEDTRONIC INCORPORATED                                                                                107,876
             286   MENTOR CORPORATION                                                                                     11,700
             126   MILLIPORE CORPORATION+                                                                                  6,488
             260   POLYMEDICA CORPORATION<<                                                                                9,126
             244   POSSIS MEDICAL INCORPORATED+                                                                            2,569
             818   RAYTHEON COMPANY                                                                                       32,033
             151   RESMED INCORPORATED+                                                                                    9,433
             390   RICOH COMPANY LIMITED ADR                                                                              32,116
             400   ROCKWELL AUTOMATION INCORPORATED                                                                       20,548
             642   ST. JUDE MEDICAL INCORPORATED+                                                                         25,757
             543   STRYKER CORPORATION<<                                                                                  26,417
             319   SYBRON DENTAL SPECIALTIES INCORPORATED+<<                                                              11,825
             276   TECHNE CORPORATION+                                                                                    12,862
             504   TERADYNE INCORPORATED+<<                                                                                6,557
             429   THERMO ELECTRON CORPORATION+                                                                           11,291
           1,000   THERMOGENESIS+                                                                                          4,010
             360   TRIMBLE NAVIGATION LIMITED+<<                                                                          14,296
             264   VARIAN INCORPORATED+                                                                                    9,821
             463   VIASYS HEALTHCARE INCORPORATED+                                                                        10,765
             292   WATERS CORPORATION+                                                                                    11,344
             256   WRIGHT MEDICAL GROUP INCORPORATED+                                                                      7,050

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
             674   X-RITE INCORPORATED                                                                              $      7,454
           1,820   XEROX CORPORATION+                                                                                     24,697
             441   ZIMMER HOLDINGS INCORPORATED+<<                                                                        33,772

                                                                                                                         860,815
                                                                                                                    ------------

MEDICAL EQUIPMENT & SUPPLIES - 0.01%
             193   WILSON GREATBATCH TECHNOLOGIES INCORPORATED+                                                            4,640
                                                                                                                    ------------

MEDICAL MANAGEMENT SERVICES - 0.01%
             164   COVENTRY HEALTH CARE INCORPORATED+                                                                     11,418
                                                                                                                    ------------

METAL MINING - 0.17%
             144   CLEVELAND CLIFFS INCORPORATED<<                                                                         8,443
             957   NEWMONT MINING CORPORATION                                                                             35,639
             181   PHELPS DODGE CORPORATION                                                                               15,819
             722   RIO TINTO PLC ADR                                                                                      85,932
             494   STILLWATER MINING COMPANY+                                                                              3,335

                                                                                                                         149,168
                                                                                                                    ------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.02%
             285   VULCAN MATERIALS COMPANY                                                                               17,080
                                                                                                                    ------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.41%
             476   HASBRO INCORPORATED                                                                                     9,606
           4,856   JOHNSON & JOHNSON                                                                                     325,837
           1,020   MATTEL INCORPORATED                                                                                    18,544
             291   TIFFANY & COMPANY                                                                                       9,059
             361   YANKEE CANDLE COMPANY INCORPORATED                                                                     11,389

                                                                                                                         374,435
                                                                                                                    ------------

MISCELLANEOUS RETAIL - 0.36%
             642   1-800-FLOWERS.COM INCORPORATED CLASS A+                                                                 4,757
             471   AMAZON.COM INCORPORATED+<<                                                                             16,725
             402   CASH AMERICA INTERNATIONAL INCORPORATED                                                                 6,914
             869   COSTCO WHOLESALE CORPORATION                                                                           39,470
             707   CVS CORPORATION                                                                                        38,779
             296   DILLARDS INCORPORATED CLASS A                                                                           7,080
             268   GSI COMMERCE INCORPORATED+                                                                              3,977
             771   HANCOCK FABRICS INCORPORATED<<                                                                          4,541
             336   J JILL GROUP INCORPORATED+                                                                              4,284
             339   LONGS DRUG STORES CORPORATION                                                                          13,913
             373   MICHAELS STORES INCORPORATED                                                                           15,707
             636   OFFICE DEPOT INCORPORATED+                                                                             12,542
              81   OVERSTOCK.COM INCORPORATED+<<                                                                           3,102
             643   PC CONNECTION INCORPORATED+                                                                             3,286
             391   PETSMART INCORPORATED                                                                                  12,422
             177   PRICELINE.COM INCORPORATED+<<                                                                           4,239
             168   SPORTS AUTHORITY INCORPORATED+                                                                          5,376
           1,473   STAPLES INCORPORATED                                                                                   31,714
           1,716   WALGREEN COMPANY                                                                                       77,803
             356   WORLD FUEL SERVICES CORPORATION                                                                         9,381
             365   ZALE CORPORATION+                                                                                      11,381

                                                                                                                         327,393
                                                                                                                    ------------

MISCELLANEOUS SERVICES - 0.08%
           4,882   ADECCO SA ADR                                                                                          58,193

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
MISCELLANEOUS SERVICES (continued)
             216   D&B CORPORATION+                                                                                 $     13,271

                                                                                                                          71,464
                                                                                                                    ------------

MOTION PICTURES - 0.32%
           5,548   LIBERTY MEDIA CORPORATION CLASS A+                                                                     57,644
             317   MACROVISION CORPORATION+                                                                                6,660
           7,473   TIME WARNER INCORPORATED+                                                                             130,030
           3,482   WALT DISNEY COMPANY                                                                                    95,546

                                                                                                                         289,880
                                                                                                                    ------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.12%
             471   FORWARD AIR CORPORATION<<                                                                              12,646
             567   LANDSTAR SYSTEM INCORPORATED+<<                                                                        19,131
           1,022   UNITED PARCEL SERVICE INCORPORATED CLASS B                                                             75,270
              73   YELLOW ROADWAY CORPORATION+                                                                             3,853

                                                                                                                         110,900
                                                                                                                    ------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.71%
             152   ACCREDITED HOME LENDERS HOLDING COMPANY+                                                                6,379
           1,826   AMERICAN EXPRESS COMPANY                                                                               98,330
             407   AMERICREDIT CORPORATION+<<                                                                             10,122
             779   APOLLO INVESTMENT CORPORATION                                                                          12,768
             429   CAPITAL ONE FINANCIAL CORPORATION                                                                      32,347
             993   CHARTER MUNICIPAL MORTGAGE ACCEPTANCE COMPANY                                                          21,548
             441   CIT GROUP INCORPORATED                                                                                 18,707
             984   COUNTRYWIDE FINANCIAL CORPORATION                                                                      36,575
           1,594   FANNIE MAE                                                                                             94,429
             271   FINANCIAL FEDERAL CORPORATION<<                                                                        10,108
           1,147   FREDDIE MAC                                                                                            74,601
           1,952   MBNA CORPORATION                                                                                       41,168
           1,626   ORIX CORPORATION ADR                                                                                  118,210
             782   PROVIDIAN FINANCIAL CORPORATION+<<                                                                     13,935
             786   SLM CORPORATION                                                                                        37,940
             164   WFS FINANCIAL INCORPORATED+                                                                             7,995
             350   WORLD ACCEPTANCE CORPORATION+                                                                           9,118

                                                                                                                         644,280
                                                                                                                    ------------

OIL & GAS EXTRACTION - 1.10%
             533   ANADARKO PETROLEUM CORPORATION                                                                         40,348
             717   APACHE CORPORATION                                                                                     42,131
             206   ATWOOD OCEANICS INCORPORATED+                                                                          11,802
           4,049   BHP BILLITON LIMITED ADR                                                                              101,630
             336   BJ SERVICES COMPANY                                                                                    16,918
             865   BURLINGTON RESOURCES INCORPORATED                                                                      43,838
             304   CHENIERE ENERGY INCORPORATED+                                                                           8,907
             598   DENBURY RESOURCES INCORPORATED+                                                                        19,124
           1,007   DEVON ENERGY CORPORATION                                                                               46,221
             854   ENI SPA ADR<<                                                                                         109,551
             544   FX ENERGY INCORPORATED+<<                                                                               5,070
             803   HALLIBURTON COMPANY                                                                                    34,320
             640   HANOVER COMPRESSOR COMPANY+                                                                             6,675
             284   KERR-MCGEE CORPORATION                                                                                 20,976
             786   MAGNUM HUNTER RESOURCES INCORPORATED+                                                                  12,151
             806   OCCIDENTAL PETROLEUM CORPORATION                                                                       58,927
             371   OCEANEERING INTERNATIONAL INCORPORATED+                                                                13,541
             570   PATTERSON-UTI ENERGY INCORPORATED                                                                      15,099
             420   PIONEER NATURAL RESOURCES COMPANY                                                                      16,855
             513   PLAINS EXPLORATION & PRODUCTION COMPANY+                                                               15,672

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
OIL & GAS EXTRACTION (continued)
           2,786   REPSOL YPF SA ADR                                                                                $     69,817
             364   ROWAN COMPANIES INCORPORATED+<<                                                                        10,010
             217   SOUTHWESTERN ENERGY COMPANY+                                                                           15,147
             271   SPINNAKER EXPLORATION COMPANY+                                                                          8,312
             231   STONE ENERGY CORPORATION+                                                                               9,940
           1,391   TOTAL SA ADR                                                                                          154,665
             394   UNIT CORPORATION+                                                                                      15,374
             634   UNOCAL CORPORATION                                                                                     36,132
             343   VERITAS DGC INCORPORATED+                                                                               9,261
             865   XTO ENERGY INCORPORATED                                                                                26,919

                                                                                                                         995,333
                                                                                                                    ------------

PAPER & ALLIED PRODUCTS - 0.32%
             651   BEMIS COMPANY INCORPORATED                                                                             17,681
             566   CHESAPEAKE CORPORATION                                                                                 11,812
             909   GLATFELTER                                                                                             10,181
             818   INTERNATIONAL PAPER COMPANY                                                                            26,348
             753   KIMBERLY-CLARK CORPORATION                                                                             48,440
             576   MEADWESTVACO CORPORATION                                                                               16,520
              26   NEENAH PAPER INCORPORATED<<                                                                               778
             219   OFFICEMAX INCORPORATED                                                                                  6,647
             496   PACTIV CORPORATION+<<                                                                                  11,334
             223   POTLATCH CORPORATION                                                                                   11,527
           4,158   STORA ENSO OYJ                                                                                         54,969
             290   TEMPLE-INLAND INCORPORATED                                                                             10,359
           3,297   UPM-KYMMENE OYJ ADR<<                                                                                  64,225

                                                                                                                         290,821
                                                                                                                    ------------

PERSONAL SERVICES - 0.04%
             315   CINTAS CORPORATION                                                                                     12,716
             343   H & R BLOCK INCORPORATED                                                                               17,123
             211   REGIS CORPORATION                                                                                       7,972

                                                                                                                          37,811
                                                                                                                    ------------

PETROLEUM REFINING & RELATED INDUSTRIES - 1.56%
             193   AMERADA HESS CORPORATION<<                                                                             17,920
             238   ASHLAND INCORPORATED                                                                                   16,255
           3,502   BP PLC ADR                                                                                            210,820
           3,597   CHEVRONTEXACO CORPORATION                                                                             193,447
           1,211   CONOCOPHILLIPS                                                                                        130,594
             251   ELKCORP                                                                                                 8,283
          10,919   EXXONMOBIL CORPORATION                                                                                613,648
             229   HEADWATERS INCORPORATED+<<                                                                              7,575
             719   MARATHON OIL CORPORATION                                                                               34,864
           1,913   ROYAL DUTCH PETROLEUM COMPANY                                                                         112,064
             184   SUNOCO INCORPORATED                                                                                    18,873
             368   TESORO PETROLEUM CORPORATION                                                                           16,045
             483   VALERO ENERGY CORPORATION                                                                              33,144

                                                                                                                       1,413,532
                                                                                                                    ------------

PRIMARY METAL INDUSTRIES - 0.29%
           1,513   ALCOA INCORPORATED                                                                                     41,002
             539   ALLEGHENY TECHNOLOGIES INCORPORATED                                                                    11,459
             418   BELDEN CDT INCORPORATED                                                                                 8,410
             197   CARPENTER TECHNOLOGY CORPORATION                                                                       10,638
             203   CENTURY ALUMINUM COMPANY+                                                                               4,549
             442   COMMSCOPE INCORPORATED+                                                                                 7,479
             501   ENGELHARD CORPORATION                                                                                  14,730

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
PRIMARY METAL INDUSTRIES (continued)
           3,670   KUBOTA CORPORATION ADR                                                                           $    101,476
             172   LONE STAR TECHNOLOGIES INCORPORATED+                                                                    7,129
             249   MAVERICK TUBE CORPORATION+                                                                              7,522
             379   MUELLER INDUSTRIES INCORPORATED                                                                        10,233
             287   STEEL DYNAMICS INCORPORATED                                                                             7,718
             206   TEXAS INDUSTRIES INCORPORATED                                                                           9,480
             268   UNITED STATES STEEL CORPORATION                                                                        10,658
             507   WORTHINGTON INDUSTRIES INCORPORATED                                                                     8,497

                                                                                                                         260,980
                                                                                                                    ------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.47%
             502   AMERICAN GREETINGS CORPORATION CLASS A                                                                 13,042
             588   BOWNE & COMPANY INCORPORATED                                                                            7,791
             228   CONSOLIDATED GRAPHICS INCORPORATED+                                                                     9,651
             195   DOW JONES & COMPANY INCORPORATED                                                                        6,922
             382   GANNETT COMPANY INCORPORATED                                                                           28,444
             234   KNIGHT-RIDDER INCORPORATED                                                                             14,761
             708   MCGRAW-HILL COMPANIES INCORPORATED                                                                     30,911
             158   MEREDITH CORPORATION                                                                                    7,837
             396   NEW YORK TIMES COMPANY CLASS A                                                                         12,423
           5,624   PEARSON PLC<<                                                                                          68,050
             179   R.H. DONNELLEY CORPORATION+                                                                            11,005
           3,114   REED ELSEVIER NV ADR<<                                                                                 86,569
             608   RR DONNELLEY & SONS COMPANY                                                                            20,216
             459   TRIBUNE COMPANY                                                                                        16,607
             262   VALASSIS COMMUNICATIONS INCORPORATED+<<                                                                 9,089
           2,498   VIACOM INCORPORATED CLASS B                                                                            85,656

                                                                                                                         428,974
                                                                                                                    ------------

RAILROAD TRANSPORTATION - 0.13%
             756   BURLINGTON NORTHERN SANTA FE CORPORATION                                                               37,362
             495   CSX CORPORATION                                                                                        20,582
             845   NORFOLK SOUTHERN CORPORATION                                                                           26,972
             423   UNION PACIFIC CORPORATION                                                                              28,324

                                                                                                                         113,240
                                                                                                                    ------------

REAL ESTATE - 0.05%
             335   JONES LANG LASALLE INCORPORATED+                                                                       14,207
             273   NEW CENTURY FINANCIAL CORPORATION                                                                      13,909
             100   PHH CORPORATION+                                                                                        2,399
           1,832   STEWART ENTERPRISES INCORPORATED CLASS A<<                                                             10,846

                                                                                                                          41,361
                                                                                                                    ------------

RETAIL, TRADE & SERVICES - 0.02%
             321   MEN'S WEARHOUSE INCORPORATED+                                                                          16,490
                                                                                                                    ------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.09%
             645   A. SCHULMAN INCORPORATED                                                                               10,552
             473   COOPER TIRE & RUBBER COMPANY                                                                            9,006
             799   GOODYEAR TIRE & RUBBER COMPANY+<<                                                                      11,498
             154   JARDEN CORPORATION+<<                                                                                   7,835
             224   SEALED AIR CORPORATION+                                                                                11,601
             127   TREX COMPANY INCORPORATED+<<                                                                            4,896
             628   TUPPERWARE CORPORATION<<                                                                               14,193
             432   WEST PHARMACEUTICAL SERVICES INCORPORATED                                                              12,027

                                                                                                                          81,608
                                                                                                                    ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.61%
             207   BEAR STEARNS COMPANIES INCORPORATED                                                              $     20,501
           2,078   CHARLES SCHWAB CORPORATION                                                                             23,565
              77   CHICAGO MERCANTILE EXCHANGE                                                                            16,647
           2,842   CREDIT SUISSE GROUP ADR                                                                               113,822
             375   FRANKLIN RESOURCES INCORPORATED                                                                        27,053
             635   FRIEDMAN BILLINGS RAMSEY GROUP INCORPORATED CLASS A<<                                                   8,287
             535   GOLDMAN SACHS GROUP INCORPORATED                                                                       52,163
             146   LADENBURG THALMANN FINANCIAL SERVICES INCORPORATED+                                                        89
             487   LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                  44,901
           1,565   MERRILL LYNCH & COMPANY INCORPORATED                                                                   84,917
           1,822   MORGAN STANLEY                                                                                         89,205
           3,308   NOMURA HOLDINGS INCORPORATED ADR<<                                                                     41,879
             153   PIPER JAFFRAY COMPANIES INCORPORATED+                                                                   4,325
             373   T ROWE PRICE GROUP INCORPORATED                                                                        22,253

                                                                                                                         549,607
                                                                                                                    ------------

SOCIAL SERVICES - 0.01%
             316   BRIGHT HORIZONS FAMILY SOLUTIONS INCORPORATED+                                                         11,695
                                                                                                                    ------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.33%
             186   CABOT MICROELECTRONICS CORPORATION+<<                                                                   5,827
             193   CARBO CERAMICS INCORPORATED                                                                            13,827
           2,654   CORNING INCORPORATED+                                                                                  41,615
             540   GENTEX CORPORATION<<                                                                                    9,655
           2,416   HANSON PLC ADR                                                                                        111,595
           5,075   LAFARGE SA ADR                                                                                        111,650

                                                                                                                         294,169
                                                                                                                    ------------

TEXTILE MILL PRODUCTS - 0.03%
             342   ALBANY INTERNATIONAL CORPORATION CLASS A                                                               10,694
             982   INTERFACE INCORPORATED+                                                                                 7,512
             147   OXFORD INDUSTRIES INCORPORATED                                                                          5,257

                                                                                                                          23,463
                                                                                                                    ------------

TOBACCO PRODUCTS - 0.31%
           3,393   ALTRIA GROUP INCORPORATED                                                                             227,806
             276   LOEWS CORPORATION - CAROLINA GROUP                                                                      8,247
             276   UNIVERSAL CORPORATION                                                                                  12,255
             395   UST INCORPORATED                                                                                       17,601
             609   VECTOR GROUP LIMITED<<                                                                                 10,444

                                                                                                                         276,353
                                                                                                                    ------------

TRANSPORTATION BY AIR - 0.31%
             584   AMR CORPORATION+<<                                                                                      7,534
           8,760   BAA PLC ADR                                                                                            99,386
             886   DELTA AIR LINES INCORPORATED+<<                                                                         3,411
             353   EGL INCORPORATED+                                                                                       6,718
             618   FEDEX CORPORATION                                                                                      55,261
           5,036   JAPAN AIRLINES SYSTEM ADR+                                                                             72,894
             400   JETBLUE AIRWAYS CORPORATION+<<                                                                          8,692
           1,915   SOUTHWEST AIRLINES COMPANY                                                                             27,863

                                                                                                                         281,759
                                                                                                                    ------------

TRANSPORTATION EQUIPMENT - 1.07%
             495   ARVIN INDUSTRIES INCORPORATED                                                                           7,128
           4,596   BAE SYSTEMS PLC ADR                                                                                    90,214

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
TRANSPORTATION EQUIPMENT (continued)
           1,445   BOEING COMPANY                                                                                   $     92,335
             288   BRUNSWICK CORPORATION                                                                                  12,395
           1,217   DAIMLERCHRYSLER AG<<                                                                                   49,033
           1,607   DELPHI CORPORATION                                                                                      6,990
          10,992   FIAT SPA ADR                                                                                           74,196
             468   FLEETWOOD ENTERPRISES INCORPORATED+<<                                                                   4,479
           3,160   FORD MOTOR COMPANY<<                                                                                   31,537
             323   GENERAL DYNAMICS CORPORATION                                                                           34,878
             666   GENERAL MOTORS CORPORATION<<                                                                           20,999
             365   GOODRICH CORPORATION                                                                                   15,279
             231   GROUP 1 AUTOMOTIVE INCORPORATED+                                                                        6,170
             563   HARLEY-DAVIDSON INCORPORATED                                                                           27,604
           2,050   HONDA MOTOR COMPANY LIMITED ADR                                                                        50,676
           1,474   HONEYWELL INTERNATIONAL INCORPORATED                                                                   53,403
             172   ITT INDUSTRIES INCORPORATED                                                                            16,340
             329   JOHNSON CONTROLS INCORPORATED                                                                          18,641
             686   LOCKHEED MARTIN CORPORATION                                                                            44,515
             587   NORTHROP GRUMMAN CORPORATION                                                                           32,708
             356   PACCAR INCORPORATED                                                                                    25,187
             205   SEQUA CORPORATION+                                                                                     11,890
           1,033   SPORTS RESORTS INTERNATIONAL INCORPORATED+<<                                                            1,415
             228   SUPERIOR INDUSTRIES INTERNATIONAL INCORPORATED<<                                                        5,164
             454   TENNECO AUTOMOTIVE INCORPORATED+                                                                        6,810
             294   TEXTRON INCORPORATED                                                                                   22,723
             296   THOR INDUSTRIES INCORPORATED<<                                                                          8,987
           1,294   TOYOTA MOTOR CORPORATION ADR                                                                           92,793
             298   TRINITY INDUSTRIES INCORPORATED                                                                         8,660
             252   TRIUMPH GROUP INCORPORATED+                                                                             8,941
             827   UNITED TECHNOLOGIES CORPORATION                                                                        88,241

                                                                                                                         970,331
                                                                                                                    ------------

TRANSPORTATION SERVICES - 0.03%
             358   EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                    18,251
             408   SABRE HOLDINGS CORPORATION                                                                              8,188

                                                                                                                          26,439
                                                                                                                    ------------

WATER TRANSPORTATION - 0.02%
             368   KIRBY CORPORATION+                                                                                     15,699
                                                                                                                    ------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.28%
             203   AMERISOURCEBERGEN CORPORATION                                                                          13,108
             268   BROWN-FORMAN CORPORATION CLASS B                                                                       15,978
             725   CARDINAL HEALTH INCORPORATED                                                                           41,999
             478   HANDLEMAN COMPANY                                                                                       8,676
             549   MCKESSON CORPORATION                                                                                   22,108
             542   MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                   27,100
             324   NIKE INCORPORATED CLASS B<<                                                                            26,633
             342   NU SKIN ENTERPRISES INCORPORATED CLASS A                                                                7,726
             297   SCHOOL SPECIALTY INCORPORATED+                                                                         11,648
             409   SUPERVALU INCORPORATED                                                                                 13,399
           1,139   SYSCO CORPORATION                                                                                      42,325
             191   TRACTOR SUPPLY COMPANY+<<                                                                               8,484
             332   UNITED NATURAL FOODS INCORPORATED+<<                                                                   10,770

                                                                                                                         249,954
                                                                                                                    ------------

WHOLESALE TRADE-DURABLE GOODS - 0.41%
             277   1-800 CONTACTS INCORPORATED+                                                                            5,413
             281   IMAGISTICS INTERNATIONAL INCORPORATED+                                                                  7,570
             468   INSIGHT ENTERPRISES INCORPORATED+                                                                       9,163

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
WHOLESALE TRADE-DURABLE GOODS (continued)
             211   INTAC INTERNATIONAL+<<                                                                           $      1,277
             520   KYOCERA CORPORATION ADR                                                                                39,962
           2,983   MITSUBISHI CORPORATION ADR                                                                             79,657
             414   MITSUI & COMPANY LIMITED ADR                                                                           74,313
           1,650   NISSAN MOTOR COMPANY LIMITED ADR<<                                                                     32,440
             258   OMNICARE INCORPORATED                                                                                   9,887
             426   PEP BOYS-MANNY, MOE & JACK                                                                              5,691
             284   RELIANCE STEEL & ALUMINUM COMPANY                                                                      10,931
             431   SCP POOL CORPORATION                                                                                   15,438
           9,114   SUMITOMO MITSUI FINANCIAL                                                                              59,618
           1,112   VISTEON CORPORATION                                                                                     8,485
             248   W.W. GRAINGER INCORPORATED                                                                             13,489

                                                                                                                         373,334
                                                                                                                    ------------

TOTAL COMMON STOCKS (COST $27,350,154)                                                                                31,815,999
                                                                                                                    ------------

COLLATERAL FOR SECURITIES LENDING - 47.48%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 2.10%
         974,643   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                974,643
         929,573   SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                       929,573

                                                                                                                       1,904,216
                                                                                                                    ------------

PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE

COLLATERAL INVESTED IN OTHER ASSETS - 45.38%
      $1,000,000   ATOMIUM FUNDING CORPORATION                                         3.11%      07/11/2005             996,580
       2,100,000   BLUE RIDGE ASSET FUNDING CORPORATION                                3.05       06/01/2005           2,100,000
       1,000,000   CONCORD MINUTEMEN CAPITAL COMPANY                                   3.07       06/08/2005           1,000,000
       2,000,000   CORPORATE ASSET SECURITIZATION AUSTRALIA                            3.04       06/17/2005           1,997,320
       2,000,000   CREDIT SUISSE BANK NEW YORK                                         3.11       05/04/2006           2,000,000
      22,000,000   DEUTSCHE BANK REPURCHASE AGREEMENT (MATURITY VALUE
                   $22,001,876)                                                        3.07       06/01/2005          22,000,000
       2,000,000   KLIO II FUNDING CORPORATION                                         3.06       06/24/2005           1,996,140
       2,000,000   LIBERTY LIGHT US CAPITAL SERIES MTN                                 3.06       05/26/2006           1,999,640
       1,000,000   LIQUID FUNDING LIMITED                                              3.06       12/19/2005           1,000,000
       2,000,000   MORGAN STANLEY                                                      3.14       01/13/2006           2,000,000
       2,000,000   NEPTUNE FUNDING CORPORATION                                         3.04       06/06/2005           1,999,160
       2,000,000   RANGER FUNDING CORPORATION                                          3.03       06/17/2005           1,997,320

                                                                                                                      41,086,160
                                                                                                                    ------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $42,990,376)                                                            42,990,376
                                                                                                                    ------------

US TREASURY SECURITIES - 64.18%

US TREASURY BILLS - 0.55%
         490,000   US TREASURY BILLS^<<                                                 2.45       06/23/2005            489,267
           3,000   US TREASURY BILLS^<<                                                 2.72       06/23/2005              2,995

                                                                                                                         492,262
                                                                                                                    ------------

US TREASURY NOTES - 63.63%
          95,000   US TREASURY NOTE<<                                                   3.25       08/15/2008             93,839
       7,385,000   US TREASURY NOTE<<                                                   3.13       09/15/2008          7,261,242
         590,000   US TREASURY NOTE<<                                                   3.38       11/15/2008            584,077
       3,335,000   US TREASURY NOTE<<                                                   4.75       11/15/2008          3,450,291
       3,045,000   US TREASURY NOTE<<                                                   3.38       12/15/2008          3,013,478

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                 INTEREST RATE  MATURITY DATE          VALUE
US TREASURY NOTES (continued)
$      8,130,000   US TREASURY NOTE<<                                                   2.63%      03/15/2009      $   7,825,759
         600,000   US TREASURY NOTE<<                                                   5.50       05/15/2009            640,125
      14,620,000   US TREASURY NOTE<<                                                   4.00       06/15/2009         14,777,618
       3,235,000   US TREASURY NOTE<<                                                   3.38       09/15/2009          3,190,267
       3,400,000   US TREASURY NOTE<<                                                   3.50       11/15/2009          3,368,655
       1,000,000   US TREASURY NOTE<<                                                   3.63       01/15/2010            995,156
      12,280,000   US TREASURY NOTE<<                                                   4.00       03/15/2010         12,406,631

                                                                                                                      57,607,138
                                                                                                                   -------------

TOTAL US TREASURY SECURITIES (COST $58,008,240)                                                                       58,099,400
                                                                                                                   -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $128,348,770)*                                     146.81%                                                   $ 132,905,775

OTHER ASSETS AND LIABILITIES, NET                        (46.81)                                                     (42,376,521)
                                                         ------                                                    -------------

TOTAL NET ASSETS                                         100.00%                                                   $  90,529,254
                                                        -------                                                    -------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 47.25%

AMUSEMENT & RECREATION SERVICES - 0.08%
             734   ALLIANCE GAMING CORPORATION+<<                                                                   $        9,535
             574   CHURCHILL DOWNS INCORPORATED                                                                             24,717
             835   HARRAH'S ENTERTAINMENT INCORPORATED                                                                      59,961
           2,114   INTERNATIONAL GAME TECHNOLOGY                                                                            59,573
             393   MULTIMEDIA GAMES INCORPORATED+<<                                                                          4,193
             731   WESTWOOD ONE INCORPORATED                                                                                14,510

                                                                                                                           172,489
                                                                                                                    --------------

APPAREL & ACCESSORY STORES - 0.26%
             749   ABERCROMBIE & FITCH COMPANY CLASS A                                                                      42,940
             822   AEROPOSTALE INCORPORATED+                                                                                22,399
             687   CATO CORPORATION                                                                                         19,827
           3,455   CHARMING SHOPPES INCORPORATED+                                                                           31,199
           1,484   CHICO'S FAS INCORPORATED+                                                                                50,768
           1,502   DEB SHOPS INCORPORATED                                                                                   45,375
           3,889   GAP INCORPORATED                                                                                         81,669
           1,735   KOHL'S CORPORATION+                                                                                      84,477
           2,684   LIMITED BRANDS                                                                                           55,210
             846   NORDSTROM INCORPORATED                                                                                   51,640
           1,345   ROSS STORES INCORPORATED                                                                                 37,902

                                                                                                                           523,406
                                                                                                                    --------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.34%
          10,099   BENETTON GROUP SPA ADR<<                                                                                183,802
           1,181   JONES APPAREL GROUP INCORPORATED                                                                         37,686
             829   LIZ CLAIBORNE INCORPORATED                                                                               31,129
           2,170   QUIKSILVER INCORPORATED+<<                                                                               34,546
             642   VF CORPORATION                                                                                           36,228
           5,263   WACOAL CORPORATION ADR<<                                                                                348,147
           1,214   WARNACO GROUP INCORPORATED+                                                                              25,907

                                                                                                                           697,445
                                                                                                                    --------------

APPLICATIONS SOFTWARE - 0.02%
           1,377   CITRIX SYSTEMS INCORPORATED+                                                                             34,645
                                                                                                                    --------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.05%
             283   AUTOZONE INCORPORATED+                                                                                   25,617
             949   CARMAX INCORPORATED+<<                                                                                   24,228
             850   COPART INCORPORATED+                                                                                     21,072
             477   O'REILLY AUTOMOTIVE INCORPORATED+                                                                        26,497

                                                                                                                            97,414
                                                                                                                    --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.32%
             858   BEAZER HOMES USA INCORPORATED<<                                                                          45,869
             891   CENTEX CORPORATION                                                                                       58,343
           2,009   D.R. HORTON INCORPORATED                                                                                 69,451
             846   LENNAR CORPORATION CLASS A                                                                               49,076
              45   NVR INCORPORATED+<<                                                                                      34,155
             764   PULTE HOMES INCORPORATED                                                                                 58,408
          17,563   SEKISUI HOUSE LIMITED                                                                                   173,879
             312   STANDARD-PACIFIC CORPORATION                                                                             24,997
           4,371   VIVENDI UNIVERSAL SA ADR                                                                                133,665

                                                                                                                           647,843
                                                                                                                    --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.40%
             525   FASTENAL COMPANY                                                                                 $       30,513
          12,454   HOME DEPOT INCORPORATED                                                                                 490,065
           4,243   LOWE'S COMPANIES INCORPORATED                                                                           242,742
           1,120   SHERWIN-WILLIAMS COMPANY                                                                                 49,784

                                                                                                                           813,104
                                                                                                                    --------------

BUSINESS SERVICES - 2.64%
             893   24/7 REAL MEDIA INCORPORATED+                                                                             2,715
           1,078   AARON RENTS INCORPORATED                                                                                 24,374
           2,834   ADOBE SYSTEMS INCORPORATED<<                                                                             93,692
             836   ADVO INCORPORATED                                                                                        25,958
             738   AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                       38,177
           1,488   AKAMAI TECHNOLOGIES INCORPORATED+                                                                        20,891
             503   ALTIRIS INCORPORATED+                                                                                     9,456
             815   ANSYS INCORPORATED+                                                                                      27,172
             537   ARBITRON INCORPORATED                                                                                    21,663
             563   ASK JEEVES INCORPORATED+<<                                                                               17,121
           1,580   AUTODESK INCORPORATED                                                                                    62,536
           3,137   AUTOMATIC DATA PROCESSING INCORPORATED                                                                  137,401
             559   AVOCENT CORPORATION+                                                                                     15,652
           2,869   BEA SYSTEMS INCORPORATED                                                                                 24,186
           2,150   BISYS GROUP INCORPORATED+                                                                                32,895
             438   BLUE COAT SYSTEMS INCORPORATED+                                                                           8,502
           1,512   BMC SOFTWARE INCORPORATED+                                                                               25,734
             405   CACI INTERNATIONAL INCORPORATED CLASS A+                                                                 26,106
           2,234   CADENCE DESIGN SYSTEMS INCORPORATED+                                                                     31,209
             582   CCC INFORMATION SERVICES GROUP+                                                                          13,607
           6,053   CENDANT CORPORATION                                                                                     128,384
             544   CERNER CORPORATION+<<                                                                                    35,550
             962   CERTEGY INCORPORATED                                                                                     36,123
             724   CHECKFREE CORPORATION+                                                                                   27,027
             563   CHOICEPOINT INCORPORATED+                                                                                22,103
           2,550   CNET NETWORKS INCORPORATED+<<                                                                            26,469
             814   COGNEX CORPORATION                                                                                       21,131
           1,017   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION+<<                                                            48,816
           2,902   COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                                                           79,138
           1,188   COMPUTER SCIENCES CORPORATION+<<                                                                         55,016
           5,261   COMPUWARE CORPORATION+                                                                                   36,038
           1,699   CONVERGYS CORPORATION+                                                                                   23,157
           1,262   CSG SYSTEMS INTERNATIONAL INCORPORATED+<<                                                                24,003
             964   DIGITAL INSIGHT CORPORATION+                                                                             20,957
             586   DIGITAL RIVER INCORPORATED+<<                                                                            16,127
             600   DST SYSTEMS INCORPORATED+<<                                                                              29,016
           5,859   EBAY INCORPORATED+                                                                                      222,701
           1,448   ELECTRO RENT CORPORATION+                                                                                17,014
           1,718   ELECTRONIC ARTS INCORPORATED+                                                                            90,264
           3,314   ELECTRONIC DATA SYSTEMS CORPORATION                                                                      65,286
           1,108   ELECTRONICS FOR IMAGING INCORPORATED+                                                                    21,052
             949   EQUIFAX INCORPORATED                                                                                     32,921
             498   F5 NETWORKS INCORPORATED+<<                                                                              25,503
             736   FACTSET RESEARCH SYSTEMS INCORPORATED                                                                    23,559
             799   FAIR ISAAC CORPORATION                                                                                   27,366
             648   FILENET CORPORATION+<<                                                                                   18,053
           4,739   FIRST DATA CORPORATION                                                                                  179,276
           1,110   FISERV INCORPORATED+                                                                                     47,730
             585   HYPERION SOLUTIONS CORPORATION+                                                                          25,816
             559   IDX SYSTEMS CORPORATION+                                                                                 17,832
           1,450   IMS HEALTH INCORPORATED                                                                                  35,597
             468   INFOSPACE INCORPORATED+                                                                                  15,875
             808   INTERGRAPH CORPORATION+                                                                                  25,363
             787   INTERNET CAPITAL GROUP INCORPORATED+                                                                      4,565
           3,246   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                                                             40,056

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
BUSINESS SERVICES (continued)
             716   INTRADO INCORPORATED+                                                                            $        9,158
           1,108   INTUIT INCORPORATED+                                                                                     47,888
           3,179   JUNIPER NETWORKS INCORPORATED+<<                                                                         81,510
           1,713   KEYNOTE SYSTEMS INCORPORATED+                                                                            19,871
             557   KRONOS INCORPORATED+                                                                                     25,154
             801   LAMAR ADVERTISING COMPANY+                                                                               33,498
             650   MANHATTAN ASSOCIATES INCORPORATED+                                                                       13,806
             786   MANPOWER INCORPORATED                                                                                    31,306
           1,199   MCAFEE INCORPORATED+<<                                                                                   34,387
           1,551   MENTOR GRAPHICS CORPORATION+<<                                                                           15,944
             675   MERCURY INTERACTIVE CORPORATION+                                                                         30,456
          38,022   MICROSOFT CORPORATION                                                                                   980,968
           1,011   MONSTER WORLDWIDE INCORPORATED+                                                                          26,670
           2,273   MPS GROUP INCORPORATED+                                                                                  21,321
           1,404   NCR CORPORATION+                                                                                         51,428
           3,177   NOVELL INCORPORATED+<<                                                                                   18,585
           1,054   OMNICOM GROUP INCORPORATED                                                                               86,312
          20,131   ORACLE CORPORATION+                                                                                     258,079
             357   PALMSOURCE INCORPORATED+<<                                                                                3,581
           1,344   RED HAT INCORPORATED+<<                                                                                  16,988
           6,597   RENTOKIL INITIAL PLC ADR<<                                                                               88,823
           2,555   REUTERS GROUP PLC ADR                                                                                   107,923
           1,302   ROBERT HALF INTERNATIONAL INCORPORATED                                                                   32,472
           1,079   RSA SECURITY INCORPORATED+                                                                               13,272
             558   SAFENET INCORPORATED+                                                                                    17,532
           3,156   SAP AG<<                                                                                                130,185
           3,140   SIEBEL SYSTEMS INCORPORATED                                                                              28,951
             598   SRA INTERNATIONAL INCORPORATED CLASS A+<<                                                                20,302
          23,236   SUN MICROSYSTEMS INCORPORATED+                                                                           88,529
           1,991   SUNGARD DATA SYSTEMS INCORPORATED+                                                                       69,108
           3,614   SYMANTEC CORPORATION+<<                                                                                  81,713
           1,268   SYNOPSYS INCORPORATED+                                                                                   22,913
           1,071   TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+<<                                                            27,589
             813   TRANSACTION SYSTEMS ARCHITECTS INCORPORATED CLASS A+                                                     18,520
              95   TRAVELZOO INCORPORATED+<<                                                                                 3,126
           3,299   UNISYS CORPORATION+                                                                                      23,885
           1,227   UNITED ONLINE INCORPORATED                                                                               15,877
             833   UNITED RENTALS INCORPORATED+                                                                             16,727
             521   USA MOBILITY INCORPORATED+                                                                               13,786
           1,728   VALUECLICK INCORPORATED+<<                                                                               18,524
           1,741   VERISIGN INCORPORATED+                                                                                   56,321
           2,723   VERITAS SOFTWARE CORPORATION+                                                                            67,721
             362   WEBSENSE INCORPORATED+<<                                                                                 19,443
           1,385   WIND RIVER SYSTEMS INCORPORATED+                                                                         22,700
           2,189   WPP GROUP PLC ADR<<                                                                                     116,367
           6,330   YAHOO! INCORPORATED+                                                                                    235,476

                                                                                                                         5,388,626
                                                                                                                    --------------

CHEMICALS & ALLIED PRODUCTS - 4.79%
           8,463   ABBOTT LABORATORIES                                                                                     408,255
           1,867   ABGENIX INCORPORATED+<<                                                                                  13,442
           1,560   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                    93,959
           2,966   AKZO NOBEL NV ADR                                                                                       116,564
             772   ALBERTO-CULVER COMPANY CLASS B                                                                           34,223
           1,757   ALKERMES INCORPORATED+                                                                                   20,381
           6,852   AMGEN INCORPORATED+                                                                                     428,798
             735   ANDRX CORPORATION+                                                                                       14,685
           4,627   ASTRAZENECA PLC ADR<<                                                                                   196,740
             875   AVERY DENNISON CORPORATION                                                                               45,894
           2,760   AVON PRODUCTS INCORPORATED                                                                              109,682
           3,149   BASF AG ADR<<                                                                                           209,094
           3,743   BAYER AG ADR<<                                                                                          126,626

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
           1,938   BIOGEN IDEC INCORPORATED+                                                                        $       75,776
          10,084   BRISTOL-MYERS SQUIBB COMPANY                                                                            255,730
             510   CHARLES RIVER LABORATORIES INTERNATIONAL INCORPORATED+                                                   24,526
             883   CHIRON CORPORATION+<<                                                                                    33,148
             933   CLOROX COMPANY                                                                                           54,496
           3,012   COLGATE PALMOLIVE COMPANY                                                                               150,510
             920   DENDREON CORPORATION+<<                                                                                   4,867
           1,703   DISCOVERY LABORATORIES INCORPORATED+<<                                                                   12,006
           5,234   DOW CHEMICAL COMPANY                                                                                    237,048
           5,248   DU PONT (E.I.) DE NEMOURS & COMPANY                                                                     244,084
             938   EASTMAN CHEMICAL COMPANY<<                                                                               55,136
           1,391   ECOLAB INCORPORATED                                                                                      44,971
           5,196   ELI LILLY & COMPANY                                                                                     302,927
             728   FMC CORPORATION+                                                                                         40,368
           2,085   FOREST LABORATORIES INCORPORATED+                                                                        80,439
           2,509   GENENTECH INCORPORATED+                                                                                 198,838
           1,379   GENZYME CORPORATION+                                                                                     86,036
           1,359   GERON CORPORATION+                                                                                       10,872
           2,458   GILEAD SCIENCES INCORPORATED+                                                                           100,286
           5,473   GILLETTE COMPANY                                                                                        288,646
           8,395   GLAXOSMITHKLINE PLC ADR<<                                                                               417,231
           1,212   GREAT LAKES CHEMICAL CORPORATION                                                                         41,087
           1,264   HOSPIRA INCORPORATED+                                                                                    48,133
             479   IMCLONE SYSTEMS INCORPORATED+                                                                            15,874
             847   IMMUCOR INCORPORATED+                                                                                    28,374
           1,024   IMPAX LABORATORIES INCORPORATED+                                                                         16,794
             376   INKINE PHARMACEUTICAL COMPANY INCORPORATED+                                                                 857
             795   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                          29,486
             394   INVITROGEN CORPORATION+                                                                                  31,256
           1,392   IVAX CORPORATION+                                                                                        27,353
             654   K-V PHARMACEUTICAL COMPANY CLASS A+                                                                      13,015
           2,286   KING PHARMACEUTICALS INCORPORATED+                                                                       21,626
           1,364   LIGAND PHARMACEUTICALS INCORPORATED CLASS B+                                                              7,966
             255   MARTEK BIOSCIENCES CORPORATION+<<                                                                         9,534
           1,234   MEDAREX INCORPORATED+<<                                                                                   9,354
             802   MEDICINES COMPANY+                                                                                       17,596
           1,736   MEDIMMUNE INCORPORATED+                                                                                  45,830
          12,051   MERCK & COMPANY INCORPORATED                                                                            390,934
             648   MGI PHARMA INCORPORATED+<<                                                                               15,034
           2,446   MILLENNIUM PHARMACEUTICALS INCORPORATED+                                                                 20,473
           1,725   MONSANTO COMPANY                                                                                         98,325
           1,842   MOSAIC COMPANY+<<                                                                                        24,093
           2,011   MYLAN LABORATORIES INCORPORATED                                                                          33,181
          10,953   NOVARTIS AG ADR                                                                                         534,835
             658   NOVEN PHARMACEUTICALS INCORPORATED+                                                                      11,844
           1,821   NOVO NORDISK A/S ADR                                                                                     93,945
             779   NPS PHARMACEUTICALS INCORPORATED+<<                                                                       9,013
             433   OM GROUP INCORPORATED+                                                                                   10,912
             619   ONYX PHARMACEUTICALS INCORPORATED+                                                                       15,469
             345   OSI PHARMACEUTICALS INCORPORATED+                                                                        12,824
             501   PAR PHARMACEUTICAL COMPANIES INCORPORATED+<<                                                             16,032
           1,098   PENWEST PHARMACEUTICALS COMPANY+                                                                         13,264
           1,097   PERRIGO COMPANY                                                                                          17,047
          42,464   PFIZER INCORPORATED                                                                                   1,184,746
             322   PHARMION CORPORATION+                                                                                     6,546
           1,228   PPG INDUSTRIES INCORPORATED                                                                              80,299
           1,988   PRAXAIR INCORPORATED                                                                                     93,178
          15,717   PROCTER & GAMBLE COMPANY<<                                                                              866,793
             896   PROTEIN DESIGN LABS INCORPORATED+                                                                        17,114
           5,325   ROCHE HOLDING AG ADR                                                                                    336,609
           1,264   ROHM & HAAS COMPANY                                                                                      58,966
             854   SALIX PHARMACEUTICALS LIMITED+<<                                                                         14,953
           3,796   SANOFI-AVENTIS ADR                                                                                      170,820

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
           7,919   SCHERING-PLOUGH CORPORATION                                                                      $      154,420
             659   SEPRACOR INCORPORATED+<<                                                                                 40,041
          11,612   SHISEIDO COMPANY LIMITED<<                                                                              140,820
             685   SIGMA-ALDRICH CORPORATION                                                                                41,038
           1,682   VERTEX PHARMACEUTICALS INCORPORATED+                                                                     23,413
             620   VION PHARMACEUTICALS INCORPORATED+                                                                        1,507
           7,210   WYETH                                                                                                   312,698

                                                                                                                         9,761,605
                                                                                                                    --------------

COAL MINING - 0.05%
             856   CONSOL ENERGY INCORPORATED                                                                               40,960
             803   MASSEY ENERGY COMPANY<<                                                                                  32,465
             624   PENN VIRGINIA CORPORATION                                                                                25,752

                                                                                                                            99,177
                                                                                                                    --------------

COMMUNICATIONS - 2.49%
           1,520   ALLTEL CORPORATION                                                                                       88,418
           1,844   AMERICAN TOWER CORPORATION CLASS A<<                                                                     33,266
           5,583   AT&T CORPORATION                                                                                        104,905
           2,926   AVAYA INCORPORATED+                                                                                      26,773
           9,825   BELLSOUTH CORPORATION                                                                                   262,917
           1,194   BOSTON COMMUNICATIONS GROUP INCORPORATED+                                                                 1,660
           1,969   BRITISH SKY BROADCASTING GROUP PLC ADR                                                                   78,504
           2,859   BT GROUP PLC ADR                                                                                        112,216
           1,514   CABLEVISION SYSTEMS NEW YORK GROUP CLASS A+                                                              38,728
           1,376   CENTURYTEL INCORPORATED                                                                                  45,119
           2,900   CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                                84,767
          11,680   COMCAST CORPORATION CLASS A+                                                                            376,096
           1,950   CROWN CASTLE INTERNATIONAL CORPORATION+                                                                  34,671
           9,115   DEUTSCHE TELEKOM AG ADR<<                                                                               169,995
           4,232   DIRECTV GROUP INCORPORATED+<<                                                                            63,184
           1,784   ECHOSTAR COMMUNICATIONS CORPORATION CLASS A+                                                             52,146
           1,453   EMMIS COMMUNICATIONS CORPORATION CLASS A+                                                                25,805
             370   EQUINIX INCORPORATED+                                                                                    14,097
           3,119   EXTREME NETWORKS INCORPORATED+                                                                           14,254
           1,256   FOUNDRY NETWORKS INCORPORATED+                                                                           11,605
           5,451   FRANCE TELECOM SA ADR                                                                                   154,100
             578   GOLDEN TELECOM INCORPORATED<<                                                                            15,155
           1,642   GRAY TELEVISION INCORPORATED                                                                             19,293
           2,329   IAC INTERACTIVECORP+<<                                                                                   57,060
           2,002   LAGARDERE SCA ADR+                                                                                      143,127
             782   LIBERTY CORPORATION                                                                                      28,238
             865   LIN TV CORPORATION CLASS A+                                                                              12,586
           1,027   LODGENET ENTERTAINMENT CORPORATION+                                                                      17,418
           5,775   NEXTEL COMMUNICATIONS INCORPORATED CLASS A+                                                             174,289
           1,174   NEXTEL PARTNERS INCORPORATED CLASS A+<<                                                                  27,883
           4,218   NIPPON TELEGRAPH AND TELEPHONE CORPORATION ADR                                                           86,342
             516   NOVATEL WIRELESS INCORPORATED+<<                                                                          6,435
             597   NTL INCORPORATED+<<                                                                                      38,375
           5,597   NTT DOCOMO INCORPORATED ADR                                                                              84,683
           2,526   REED ELSEVIER PLC ADR<<                                                                                  97,428
          11,534   ROYAL KPN NV ADR                                                                                         92,387
           1,542   SAGA COMMUNICATIONS INCORPORATED CLASS A+                                                                21,280
          18,893   SBC COMMUNICATIONS INCORPORATED                                                                         441,718
           2,464   SPANISH BROADCASTING SYSTEMS INCORPORATED+<<                                                             21,314
           8,346   SPRINT CORPORATION-FON GROUP                                                                            197,717
           4,282   TDC A/S ADR                                                                                              94,332
           4,970   TELEFONAKTIEBOLAGET LM ERICSSON ADR<<                                                                   156,207
           5,248   TELEFONICA SA ADR                                                                                       264,709
             450   TELEPHONE AND DATA SYSTEMS INCORPORATED                                                                  17,438

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMUNICATIONS (continued)
             450   TELEPHONE AND DATA SYSTEMS INCORPORATED SHS                                                      $       17,100
           1,759   UNIVISION COMMUNICATIONS INCORPORATED CLASS A+<<                                                         46,807
           1,114   UTSTARCOM INCORPORATED+<<                                                                                 8,199
          15,729   VERIZON COMMUNICATIONS INCORPORATED                                                                     556,492
          18,949   VODAFONE GROUP PLC ADR                                                                                  477,136
             807   WESTERN WIRELESS CORPORATION CLASS A+                                                                    32,127
           1,202   XM SATELLITE RADIO HOLDINGS INCORPORATED+<<                                                              38,596

                                                                                                                         5,085,097
                                                                                                                    --------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.02%
             989   DYCOM INDUSTRIES INCORPORATED+                                                                           19,424
             440   EMCOR GROUP INCORPORATED+                                                                                20,900

                                                                                                                            40,324
                                                                                                                    --------------

DEPOSITORY INSTITUTIONS - 5.59%
           6,483   ABN AMRO HOLDING NV ADR                                                                                 151,043
           4,787   ALLIED IRISH BANKS PLC ADR                                                                              199,809
           1,466   AMCORE FINANCIAL INCORPORATED                                                                            40,843
           1,970   AMEGY BANCORPORATION INCORPORATED                                                                        35,086
           2,942   AMSOUTH BANCORPORATION                                                                                   78,434
          10,082   BANCO BILBAO VIZCAYA ARGENTARIA SA ADR                                                                  158,187
          17,538   BANCO SANTANDER CENTRAL HISPANO SA ADR<<                                                                201,161
             957   BANCTRUST FINANCIAL GROUP INCORPORATED                                                                   18,920
          24,739   BANK OF AMERICA CORPORATION                                                                           1,145,910
           4,927   BANK OF NEW YORK COMPANY INCORPORATED                                                                   141,996
           1,181   BANKUNITED FINANCIAL CORPORATION CLASS A                                                                 29,183
           1,729   BANNER CORPORATION                                                                                       46,009
           6,363   BARCLAYS PLC ADR<<                                                                                      243,576
           5,562   BAYERISCHE HYPO-UND VEREINSBANK AG ADR+<<                                                               137,354
           3,212   BB&T CORPORATION                                                                                        128,287
           7,196   BNP PARIBAS SA ADR<<                                                                                    242,790
           1,239   CASCADE BANCORP                                                                                          25,623
           1,411   CATHAY GENERAL BANCORPORATION                                                                            47,974
           1,729   CHITTENDEN CORPORATION                                                                                   45,386
          30,617   CITIGROUP INCORPORATED                                                                                1,442,367
           1,697   CITIZENS BANKING CORPORATION MICHIGAN<<                                                                  49,179
             803   CITY BANK LYNNWOOD WASHINGTON                                                                            24,973
           1,505   COASTAL FINANCIAL CORPORATION                                                                            22,440
           1,164   COMERICA INCORPORATED                                                                                    65,044
           1,403   COMMERCIAL FEDERAL CORPORATION                                                                           35,089
           1,853   COMMUNITY TRUST BANCORP                                                                                  54,867
           1,046   CORUS BANKSHARES INCORPORATED                                                                            53,681
           2,387   DEUTSCHE BANK AG<<                                                                                      185,995
           1,855   DIME COMMUNITY BANCSHARES                                                                                28,010
             938   EAST WEST BANCORP INCORPORATED                                                                           31,554
             931   FARMERS CAPITAL BANK CORPORATION                                                                         30,388
           2,820   FIFTH THIRD BANCORP                                                                                     120,188
           1,225   FIRST HORIZON NATIONAL CORPORATION                                                                       51,732
             591   FIRST OF LONG ISLAND CORPORATION                                                                         23,344
           1,438   FIRST REPUBLIC BANK                                                                                      46,131
             750   FIRSTFED FINANCIAL CORPORATION+                                                                          40,635
           1,107   FLAGSTAR BANCORP INCORPORATED                                                                            21,874
           2,716   GOLD BANC CORPORATION INCORPORATED                                                                       37,725
           1,136   GOLDEN WEST FINANCIAL CORPORATION                                                                        71,136
           1,287   GREATER BAY BANCORP                                                                                      32,342
           5,210   HBOS PLC ADR<<                                                                                          228,035
           6,340   HSBC HOLDINGS PLC ADR                                                                                   503,142
           2,744   HUNTINGTON BANCSHARES INCORPORATED<<                                                                     63,990
           1,657   HYPO REAL ESTATE HOLDING AG ADR                                                                          65,574
             683   INVESTORS FINANCIAL SERVICES CORPORATION<<                                                               28,338

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
DEPOSITORY INSTITUTIONS (continued)
          20,116   JP MORGAN CHASE & COMPANY                                                                        $      719,147
           2,668   KEYCORP                                                                                                  87,404
           5,009   LLOYDS TSB GROUP PLC ADR<<                                                                              166,900
           1,832   MARSHALL & ILSLEY CORPORATION                                                                            79,710
           3,250   MELLON FINANCIAL CORPORATION                                                                             90,220
             586   NASB FINANCIAL INCORPORATED                                                                              22,848
           2,088   NATIONAL AUSTRALIA BANK LIMITED ADR                                                                     248,263
          33,078   NATIONAL BANK OF GREECE SA ADR<<                                                                        221,623
           3,297   NATIONAL CITY CORPORATION                                                                               113,944
           2,853   NBT BANCORP INCORPORATED                                                                                 67,616
           1,621   NORTHERN TRUST CORPORATION                                                                               74,436
           1,967   NORTHWEST BANCORP INCORPORATED                                                                           39,143
           1,381   OCEANFIRST FINANCIAL CORPORATION                                                                         29,692
           1,758   PNC FINANCIAL SERVICES GROUP                                                                             96,075
           2,497   PROVIDENT FINANCIAL SERVICES INCORPORATED                                                                44,397
             825   R&G FINANCIAL CORPORATION CLASS B                                                                        11,897
           3,039   REGIONS FINANCIAL CORPORATION                                                                           102,354
           3,531   REPUBLIC BANCORP INCORPORATED                                                                            48,745
           1,926   REPUBLIC BANCORP INCORPORATED CLASS A                                                                    43,951
           2,428   ROYAL BANCSHARES OF PENNSYLVANIA INCORPORATED CLASS A                                                    57,301
           6,476   SANPAOLO IMI SPA<<                                                                                      180,680
             309   SMITHTOWN BANCORPORATION INCORPORATED                                                                     8,260
           9,227   SOCIETE GENERALE<<                                                                                      181,947
           2,671   SOVEREIGN BANCORP INCORPORATED                                                                           59,617
           2,099   STATE STREET CORPORATION                                                                                100,752
           1,629   STERLING BANCORPORATION NY                                                                               34,453
           2,180   STERLING FINANCIAL CORPORATION<<                                                                         56,135
           1,657   SUNTRUST BANKS INCORPORATED                                                                             121,972
             939   SVB FINANCIAL GROUP+                                                                                     44,847
           2,992   SYNOVUS FINANCIAL CORPORATION                                                                            86,977
             929   TOMPKINS TRUSTCOMPANY INCORPORATED                                                                       38,368
           1,220   UMPQUA HOLDINGS CORPORATION                                                                              28,438
           4,450   UNITED COMMUNITY FINANCIAL CORPORATION                                                                   46,770
          10,393   US BANCORP                                                                                              304,827
           1,298   USB HOLDING COMPANY INCORPORATED                                                                         27,432
           8,988   WACHOVIA CORPORATION                                                                                    456,141
           4,910   WASHINGTON MUTUAL INCORPORATED<<                                                                        202,783
           2,270   WEST COAST BANCORP OREGON                                                                                49,395
           5,548   WESTPAC BANKING CORPORATION ADR                                                                         414,047
             914   WINTRUST FINANCIAL CORPORATION                                                                           45,764
             924   ZIONS BANCORPORATION                                                                                     65,456

                                                                                                                        11,396,071
                                                                                                                    --------------

EATING & DRINKING PLACES - 0.29%
           1,481   BOB EVANS FARMS INCORPORATED                                                                             34,655
           1,243   CHEESECAKE FACTORY INCORPORATED+                                                                         43,890
           1,723   DARDEN RESTAURANTS INCORPORATED                                                                          55,963
             818   IHOP CORPORATION                                                                                         38,945
             947   JACK IN THE BOX INCORPORATED+<<                                                                          39,282
           1,289   KRISPY KREME DOUGHNUTS INCORPORATED+<<                                                                   10,428
           7,268   MCDONALD'S CORPORATION                                                                                  224,872
           1,189   WENDY'S INTERNATIONAL INCORPORATED                                                                       53,660
           1,851   YUM! BRANDS INCORPORATED                                                                                 94,938

                                                                                                                           596,633
                                                                                                                    --------------

EDUCATIONAL SERVICES - 0.05%
             993   APOLLO GROUP INCORPORATED CLASS A+                                                                       77,951
             872   CAREER EDUCATION CORPORATION+<<                                                                          30,232

                                                                                                                           108,183
                                                                                                                    --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
ELECTRIC, GAS & SANITARY SERVICES - 2.37%
           4,906   AES CORPORATION+                                                                                 $       73,050
           2,886   ALLIED WASTE INDUSTRIES INCORPORATED+                                                                    22,251
           1,382   AMEREN CORPORATION                                                                                       75,430
           2,737   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                             97,684
           4,576   BG GROUP PLC ADR<<                                                                                      175,444
           1,131   BLACK HILLS CORPORATION                                                                                  41,417
           6,014   CALPINE CORPORATION+<<                                                                                   17,922
           3,870   CENTERPOINT ENERGY INCORPORATED<<                                                                        47,446
           1,258   CH ENERGY GROUP INCORPORATED                                                                             56,862
           1,535   CINERGY CORPORATION                                                                                      63,288
           3,729   CMS ENERGY CORPORATION+                                                                                  49,335
           1,455   CONSTELLATION ENERGY GROUP INCORPORATED                                                                  77,770
           1,698   DOMINION RESOURCES INCORPORATED                                                                         119,386
           1,446   DTE ENERGY COMPANY                                                                                       68,743
           5,779   DUKE ENERGY CORPORATION                                                                                 158,807
           8,406   E.ON AG                                                                                                 243,774
           2,374   EDISON INTERNATIONAL                                                                                     87,244
           5,695   EL PASO CORPORATION                                                                                      58,886
           6,612   ENDESA SA ADR                                                                                           144,472
           4,795   ENEL SPA ADR<<                                                                                          216,734
           1,352   ENTERGY CORPORATION                                                                                      97,114
           3,836   EXELON CORPORATION                                                                                      179,717
           2,185   FIRSTENERGY CORPORATION                                                                                  96,795
           2,230   FPL GROUP INCORPORATED                                                                                   90,649
         106,748   HONG KONG & CHINA GAS COMPANY LIMITED ADR                                                               214,745
          18,325   HONG KONG ELECTRIC HOLDINGS LIMITED ADR<<                                                                81,033
           4,642   INTERNATIONAL POWER PLC<<                                                                               165,952
             866   KINDER MORGAN INCORPORATED                                                                               67,297
           3,450   MIDDLESEX WATER COMPANY                                                                                  66,723
           3,507   NATIONAL GRID TRANSCO PLC<<                                                                             172,965
             250   NICOR INCORPORATED<<                                                                                      9,875
           3,010   NISOURCE INCORPORATED                                                                                    72,541
           2,554   PG&E CORPORATION                                                                                         91,357
           1,869   PICO HOLDINGS INCORPORATED+                                                                              48,388
           1,039   PINNACLE WEST CAPITAL CORPORATION                                                                        45,841
           1,193   PPL CORPORATION                                                                                          68,609
           1,500   PROGRESS ENERGY INCORPORATED                                                                             66,345
           1,740   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                             96,570
           2,941   RELIANT RESOURCES INCORPORATED+<<                                                                        36,174
           4,247   SCOTTISH POWER PLC                                                                                      143,421
           1,725   SEMPRA ENERGY                                                                                            68,431
           3,993   SOUTHERN COMPANY                                                                                        135,562
           5,744   SUEZ SA<<                                                                                               154,743
           1,746   TXU CORPORATION                                                                                         140,169
             803   UIL HOLDINGS CORPORATION                                                                                 41,628
           9,256   UNITED UTILITIES PLC<<                                                                                  231,585
           3,950   WASTE MANAGEMENT INCORPORATED                                                                           116,486
           3,597   WILLIAMS COMPANIES INCORPORATED                                                                          66,221
           3,719   XCEL ENERGY INCORPORATED<<                                                                               68,541

                                                                                                                         4,831,422
                                                                                                                    --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 3.74%
           2,547   ADVANCED MICRO DEVICES INCORPORATED+                                                                     41,771
           1,567   AEROFLEX INCORPORATED+                                                                                   12,536
           8,529   ALCATEL SA ADR+<<                                                                                        93,137
           2,111   ALTERA CORPORATION+<<                                                                                    46,843
           1,802   AMERICAN POWER CONVERSION CORPORATION<<                                                                  45,879
             895   AMETEK INCORPORATED                                                                                      34,216
           2,150   ANALOG DEVICES INCORPORATED                                                                              79,722
           1,649   ANDREW CORPORATION+                                                                                      21,866
           4,013   APPLIED MICRO CIRCUITS CORPORATION+                                                                      11,517
             680   ATMI INCORPORATED+                                                                                       19,108

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
             777   BENCHMARK ELECTRONICS INCORPORATED+<<                                                            $       24,608
           1,645   BROADCOM CORPORATION CLASS A+<<                                                                          58,381
           1,712   C-COR INCORPORATED+                                                                                      11,778
           2,959   CANON INCORPORATED ADR                                                                                  160,526
          12,844   CHARTERED SEMICONDUCTOR+<<                                                                               92,477
          37,144   CISCO SYSTEMS INCORPORATED+                                                                             719,851
           1,350   COMVERSE TECHNOLOGY INCORPORATED+                                                                        31,765
             642   CREE INCORPORATED+<<                                                                                     19,286
             654   CYMER INCORPORATED+                                                                                      18,580
             683   DITECH COMMUNICATIONS CORPORATION+<<                                                                      4,924
             974   DSP GROUP INCORPORATED+                                                                                  22,908
             738   ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+<<                                                            13,240
           2,048   ELECTROLUX AB ADR CLASS B                                                                                89,891
           2,124   EMERSON ELECTRIC COMPANY                                                                                141,182
           1,385   FREESCALE SEMICONDUCTOR INCORPORATED CLASS B+                                                            27,977
           4,114   FUJITSU LIMITED ADR<<                                                                                   113,944
          36,213   GENERAL ELECTRIC COMPANY                                                                              1,321,050
           1,692   GRAFTECH INTERNATIONAL LIMITED+                                                                           7,445
             398   HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                             32,978
             617   HUTCHINSON TECHNOLOGY INCORPORATED+<<                                                                    25,525
             662   IMATION CORPORATION                                                                                      24,997
           7,512   INFINEON TECHNOLOGIES AG ADR+<<                                                                          66,256
          35,661   INTEL CORPORATION                                                                                       960,351
             844   INTER-TEL INCORPORATED                                                                                   17,327
             987   INTERDIGITAL COMMUNICATIONS CORPORATION+                                                                 18,220
             649   INTERNATIONAL RECTIFIER CORPORATION+<<                                                                   31,009
           1,463   INTERSIL CORPORATION CLASS A                                                                             27,446
           1,440   JABIL CIRCUIT INCORPORATED+                                                                              42,091
          10,973   JDS UNIPHASE CORPORATION+<<                                                                              16,789
           1,234   KLA-TENCOR CORPORATION                                                                                   56,036
           2,421   KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV NY SHARES<<                                                   62,026
             692   L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                 48,980
           1,707   LINEAR TECHNOLOGY CORPORATION                                                                            63,961
             709   LITTELFUSE INCORPORATED+                                                                                 21,327
           3,589   LSI LOGIC CORPORATION+                                                                                   26,415
          23,357   LUCENT TECHNOLOGIES INCORPORATED+<<                                                                      65,633
           9,403   MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED ADR                                                      140,857
           1,642   MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                   64,695
           1,062   MAYTAG CORPORATION<<                                                                                     15,495
           2,342   MCDATA CORPORATION CLASS A+<<                                                                             8,923
           1,532   MICROCHIP TECHNOLOGY INCORPORATED                                                                        45,408
           3,847   MICRON TECHNOLOGY INCORPORATED+<<                                                                        42,240
          22,762   MINEBEA COMPANY LIMITED ADR                                                                             187,122
           1,477   MOLEX INCORPORATED                                                                                       39,126
          12,746   MOTOROLA INCORPORATED                                                                                   221,398
             989   MYKROLIS CORPORATION+                                                                                    13,342
             718   NATIONAL PRESTO INDUSTRIES INCORPORATED                                                                  30,766
           2,667   NATIONAL SEMICONDUCTOR CORPORATION                                                                       53,660
           2,106   NETWORK APPLIANCE INCORPORATED+                                                                          60,569
          11,843   NOKIA OYJ ADR                                                                                           199,673
           1,239   NOVELLUS SYSTEMS INCORPORATED+                                                                           33,019
           1,351   NVIDIA CORPORATION+                                                                                      36,734
           1,073   OMNIVISION TECHNOLOGIES INCORPORATED+<<                                                                  16,975
           4,635   OMRON CORPORATION                                                                                       102,785
           1,129   OPENWAVE SYSTEMS INCORPORATED+                                                                           17,556
           5,127   PIONEER CORPORATION                                                                                      84,595
             720   QLOGIC CORPORATION+<<                                                                                    23,054
           9,062   QUALCOMM INCORPORATED                                                                                   337,650
           1,019   RAMBUS INCORPORATED+                                                                                     15,621
           3,169   RF MICRO DEVICES INCORPORATED+                                                                           14,736
           1,339   ROCKWELL COLLINS INCORPORATED                                                                            66,133
             444   ROGERS CORPORATION+                                                                                      18,377
           4,863   SANMINA-SCI CORPORATION+                                                                                 24,947

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
           1,287   SCIENTIFIC-ATLANTA INCORPORATED                                                                  $       42,857
           1,275   SILICON IMAGE INCORPORATED+                                                                              14,968
           2,429   SKYWORKS SOLUTIONS INCORPORATED+<<                                                                       15,376
             597   SOHU.COM INCORPORATED+<<                                                                                 11,176
           3,872   SONY CORPORATION ADR                                                                                    144,309
           2,338   STMICROELECTRONICS NV NY SHARES<<                                                                        36,403
           1,359   TDK CORPORATION ADR<<                                                                                    99,180
           3,572   TELLABS INCORPORATED+                                                                                    29,362
           9,515   TEXAS INSTRUMENTS INCORPORATED<<                                                                        262,995
           1,282   THOMAS & BETTS CORPORATION+                                                                              39,588
             613   VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                  24,875
             396   WHIRLPOOL CORPORATION                                                                                    27,245
           2,169   XILINX INCORPORATED                                                                                      60,190
           1,244   ZORAN CORPORATION+                                                                                       15,351

                                                                                                                         7,633,106
                                                                                                                    --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.25%
             582   AMERICAN HEALTHCORP+<<                                                                                   22,855
           1,194   AMYLIN PHARMACEUTICALS INCORPORATED+<<                                                                   19,080
           1,667   APPLERA CORPORATION-CELERA GENOMICS GROUP+                                                               16,537
             564   CDI CORPORATION                                                                                          12,036
           1,038   CELGENE CORPORATION+<<                                                                                   43,949
             469   CEPHALON INCORPORATED+<<                                                                                 19,895
             472   CORPORATE EXECUTIVE BOARD COMPANY                                                                        32,936
             803   ERESEARCH TECHNOLOGY INCORPORATED+<<                                                                      9,829
             789   FLUOR CORPORATION                                                                                        45,328
             491   GEN-PROBE INCORPORATED+                                                                                  19,080
           1,294   MOODY'S CORPORATION                                                                                      55,991
             957   NAVIGANT CONSULTING INCORPORATED+                                                                        21,953
           2,002   PAYCHEX INCORPORATED                                                                                     57,818
           1,311   PER-SE TECHNOLOGIES INCORPORATED+                                                                        24,870
             464   QUEST DIAGNOSTICS INCORPORATED                                                                           48,720
             885   RESOURCES CONNECTION INCORPORATED+<<                                                                     17,629
           1,061   TELIK INCORPORATED+<<                                                                                    15,130
           3,026   UNITEDGLOBAL.COM INCORPORATED+                                                                           27,537

                                                                                                                           511,173
                                                                                                                    --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.16%
             995   BALL CORPORATION                                                                                         37,362
             915   FORTUNE BRANDS INCORPORATED                                                                              79,147
           1,350   ILLINOIS TOOL WORKS INCORPORATED                                                                        113,981
             756   NCI BUILDING SYSTEMS INCORPORATED+<<                                                                     26,112
           1,098   SIMPSON MANUFACTURING COMPANY INCORPORATED<<                                                             31,557
           1,087   SNAP-ON INCORPORATED                                                                                     37,512
             808   TASER INTERNATIONAL INCORPORATED+<<                                                                       9,163

                                                                                                                           334,834
                                                                                                                    --------------

FINANCIAL SERVICES - 0.02%
           2,381   JANUS CAPITAL GROUP INCORPORATED                                                                         36,572
                                                                                                                    --------------

FOOD & KINDRED PRODUCTS - 1.70%
             398   AMERICAN ITALIAN PASTA COMPANY CLASS A<<                                                                  9,158
           5,793   ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                   271,402
           3,812   ARCHER-DANIELS-MIDLAND COMPANY                                                                           75,668
           5,788   CADBURY SCHWEPPES PLC ADR<<                                                                             228,163
           1,652   CAMPBELL SOUP COMPANY                                                                                    51,261
          13,322   COCA-COLA COMPANY                                                                                       594,561
           1,954   COCA-COLA ENTERPRISES INCORPORATED                                                                       42,753
          17,300   COMPASS GROUP PLC<<                                                                                      68,420

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
FOOD & KINDRED PRODUCTS (continued)
           3,545   CONAGRA FOODS INCORPORATED                                                                       $       92,702
           3,972   DIAGEO PLC ADR<<                                                                                        230,853
           1,495   GENERAL MILLS INCORPORATED                                                                               74,002
             268   HANSEN NATURAL CORPORATION+<<                                                                            19,977
           2,791   HERCULES INCORPORATED+<<                                                                                 38,572
           1,104   HERSHEY FOODS CORPORATION                                                                                70,888
           2,330   HJ HEINZ COMPANY                                                                                         84,742
             712   J & J SNACK FOODS CORPORATION                                                                            35,144
           1,532   KELLOGG COMPANY                                                                                          69,691
          17,801   KIRIN BREWERY COMPANY LIMITED                                                                           176,230
           3,993   NATIONAL BEVERAGE CORPORATION+                                                                           32,743
           7,163   NESTLE SA ADR                                                                                           472,499
           1,247   PEPSI BOTTLING GROUP INCORPORATED                                                                        35,377
           9,069   PEPSICO INCORPORATED                                                                                    510,585
             264   SANDERSON FARMS INCORPORATED                                                                             10,006
           4,714   SARA LEE CORPORATION                                                                                     95,647
             972   WM. WRIGLEY JR. COMPANY                                                                                  66,358

                                                                                                                         3,457,402
                                                                                                                    --------------

FOOD STORES - 0.46%
           2,084   ALBERTSON'S INCORPORATED<<                                                                               43,743
           4,604   COLES MYER LIMITED ADR                                                                                  256,074
           9,536   KONINKLIJKE AHOLD NV ADR+<<                                                                              72,474
           4,640   KROGER COMPANY+<<                                                                                        77,813
           3,007   SAFEWAY INCORPORATED                                                                                     66,184
           2,488   STARBUCKS CORPORATION+                                                                                  136,218
          13,139   TESCO PLC ADR<<                                                                                         224,858
             458   WHOLE FOODS MARKET INCORPORATED<<                                                                        54,493

                                                                                                                           931,857
                                                                                                                    --------------

FORESTRY - 0.04%
           1,403   WEYERHAEUSER COMPANY                                                                                     90,002
                                                                                                                    --------------

FURNITURE & FIXTURES - 0.13%
           1,106   FURNITURE BRANDS INTERNATIONAL INCORPORATED                                                              22,242
             599   HILLENBRAND INDUSTRIES INCORPORATED                                                                      30,225
             245   HOOKER FURNITURE CORPORATION                                                                              3,614
           1,839   LEGGETT & PLATT INCORPORATED                                                                             48,991
           2,841   MASCO CORPORATION                                                                                        90,969
           2,098   NEWELL RUBBERMAID INCORPORATED                                                                           47,813
             569   SELECT COMFORT CORPORATION+<<                                                                            13,827

                                                                                                                           257,681
                                                                                                                    --------------

GENERAL MERCHANDISE STORES - 0.59%
           1,997   DOLLAR GENERAL CORPORATION                                                                               39,161
           1,341   FAMILY DOLLAR STORES INCORPORATED                                                                        34,424
           1,132   FEDERATED DEPARTMENT STORES INCORPORATED<<                                                               76,353
             892   FRED'S INCORPORATED                                                                                      13,228
           1,526   JC PENNEY COMPANY INCORPORATED                                                                           75,934
           1,812   MAY DEPARTMENT STORES COMPANY                                                                            69,146
             707   SEARS HOLDINGS CORPORATION+                                                                             103,717
           4,871   TARGET CORPORATION                                                                                      261,573
           2,722   TJX COMPANIES INCORPORATED                                                                               62,415
           9,901   WAL-MART STORES INCORPORATED                                                                            467,624

                                                                                                                         1,203,575
                                                                                                                    --------------

HEALTH SERVICES - 0.41%
             844   APRIA HEALTHCARE GROUP INCORPORATED+                                                                     26,586

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
HEALTH SERVICES (continued)
           2,718   CAREMARK RX INCORPORATED+                                                                        $      121,386
             869   DAVITA INCORPORATED+                                                                                     40,026
           2,369   HCA INCORPORATED                                                                                        127,926
           1,769   HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A                                                       44,614
           2,413   HUMAN GENOME SCIENCES INCORPORATED+                                                                      27,219
             678   LABONE INCORPORATED+<<                                                                                   26,130
             687   LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                              33,285
             630   LIFEPOINT HOSPITALS INCORPORATED+                                                                        28,337
             861   LINCARE HOLDINGS INCORPORATED+                                                                           37,850
             931   MANOR CARE INCORPORATED<<                                                                                36,179
             786   NEIGHBORCARE INCORPORATED+                                                                               23,588
           1,053   NEKTAR THERAPEUTICS+                                                                                     19,249
             355   PEDIATRIX MEDICAL GROUP INCORPORATED+                                                                    26,139
             414   SIERRA HEALTH SERVICES INCORPORATED+                                                                     27,353
           3,674   TENET HEALTHCARE CORPORATION+                                                                            44,529
             791   TRIAD HOSPITALS INCORPORATED+<<                                                                          40,119
             624   UNITED SURGICAL PARTNERS INTERNATIONAL INCORPORATED+<<                                                   30,039
           1,262   VALEANT PHARMACEUTICALS INTERNATIONAL                                                                    26,035
             851   VICURON PHARMACEUTICALS INCORPORATED+                                                                    14,024
             863   WATSON PHARMACEUTICALS INCORPORATED+                                                                     25,942

                                                                                                                           826,555
                                                                                                                    --------------

HOLDING & OTHER INVESTMENT OFFICES - 0.94%
             475   4KIDS ENTERTAINMENT INCORPORATED+                                                                         9,025
             612   ALEXANDRIA REAL ESTATE EQUITIES INCORPORATED                                                             42,411
           1,024   AMERICAN HOME MORTGAGE INVESTMENT CORPORATION                                                            33,341
           1,383   AMLI RESIDENTIAL PROPERTIES TRUST                                                                        39,747
           1,450   BEDFORD PROPERTY INVESTORS                                                                               33,596
           1,935   BRANDYWINE REALTY TRUST                                                                                  54,490
             823   CAPSTEAD MORTGAGE CORPORATION<<                                                                           7,753
           2,022   CARRAMERICA REALTY CORPORATION                                                                           69,900
           1,183   CEDAR SHOPPING CENTERS INCORPORATED                                                                      16,006
           1,432   COLONIAL PROPERTIES TRUST<<                                                                              58,426
           1,371   CORPORATE OFFICE PROPERTIES TRUST                                                                        38,292
           1,297   COUSINS PROPERTIES INCORPORATED                                                                          36,757
           2,500   CRT PROPERTIES INCORPORATED                                                                              57,475
           1,790   EASTGROUP PROPERTIES INCORPORATED                                                                        72,889
           1,412   ENTERTAINMENT PROPERTIES TRUST<<                                                                         62,834
           1,181   EQUITY LIFESTYLE PROPERTIES INCORPORATED                                                                 44,807
           2,104   FELCOR LODGING TRUST INCORPORATED+                                                                       29,288
           1,857   GENERAL GROWTH PROPERTIES INCORPORATED                                                                   72,293
           1,439   HEALTHCARE REALTY TRUST INCORPORATED                                                                     56,250
           1,676   HERITAGE PROPERTY INVESTMENT TRUST                                                                       54,453
           1,173   IMPAC MORTGAGE HOLDINGS INCORPORATED<<                                                                   23,343
           1,282   KILROY REALTY CORPORATION                                                                                57,921
           1,270   LASALLE HOTEL PROPERTIES                                                                                 39,243
           1,350   MID-AMERICA APARTMENT COMMUNITIES INCORPORATED                                                           54,675
          15,000   MITSUBISHI TOKYO FINANCIAL GROUP INCORPORATED ADR<<                                                     124,500
           1,822   NATIONAL HEALTH INVESTORS INCORPORATED                                                                   48,593
             602   NOVASTAR FINANCIAL INCORPORATED<<                                                                        22,154
             859   PARKWAY PROPERTIES INCORPORATED                                                                          41,447
           1,274   PENNSYLVANIA REAL ESTATE INVESTMENT TRUST                                                                56,056
           1,612   PLUM CREEK TIMBER COMPANY                                                                                56,501
           1,149   PS BUSINESS PARKS INCORPORATED                                                                           47,155
             875   RAMCO-GERSHENSON PROPERTIES                                                                              24,281
           2,504   REALTY INCORPORATEDOME CORPORATION                                                                       61,648
             892   SAUL CENTERS INCORPORATED                                                                                29,570
           1,358   SOVRAN SELF STORAGE INCORPORATED<<                                                                       60,553
          15,641   SUN HUNG KAI PROPERTIES                                                                                 149,287
           2,084   TANGER FACTORY OUTLET CENTERS INCORPORATED                                                               50,454
           1,691   WASHINGTON REAL ESTATE INVESTMENT TRUST                                                                  52,590

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
HOLDING & OTHER INVESTMENT OFFICES (continued)
           3,268   WINSTON HOTELS INCORPORATED                                                                      $       34,314

                                                                                                                         1,924,318
                                                                                                                    --------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.15%
           1,986   BED BATH & BEYOND INCORPORATED+                                                                          80,731
           1,562   BEST BUY COMPANY INCORPORATED                                                                            85,020
           1,905   CIRCUIT CITY STORES INCORPORATED                                                                         31,223
             546   GUITAR CENTER INCORPORATED+<<                                                                            31,117
             831   LINENS 'N THINGS INCORPORATED+<<                                                                         20,251
           1,027   RADIO SHACK CORPORATION                                                                                  25,839
             856   WILLIAMS-SONOMA INCORPORATED+                                                                            33,666

                                                                                                                           307,847
                                                                                                                    --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.22%
           6,747   ACCOR SA ADR<<                                                                                          156,162
               7   EMPIRE RESORTS INCORPORATED+<<                                                                               33
           1,098   GAYLORD ENTERTAINMENT COMPANY+                                                                           46,149
           3,340   HILTON HOTELS CORPORATION                                                                                80,928
           1,217   MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                              82,196
           1,524   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                         85,299

                                                                                                                           450,767
                                                                                                                    --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.38%
           4,258   3M COMPANY                                                                                              326,376
           1,327   AMERICAN STANDARD COMPANIES INCORPORATED                                                                 56,796
           4,552   APPLE COMPUTER INCORPORATED+                                                                            180,760
           9,014   APPLIED MATERIALS INCORPORATED                                                                          147,920
           1,880   BAKER HUGHES INCORPORATED                                                                                86,837
             542   BLACK & DECKER CORPORATION                                                                               47,327
             485   BLACK BOX CORPORATION<<                                                                                  16,674
             662   BRIGGS & STRATTON CORPORATION                                                                            22,415
             964   BROOKS AUTOMATION INCORPORATED+<<                                                                        14,537
           1,826   CATERPILLAR INCORPORATED                                                                                171,845
             564   CDW CORPORATION                                                                                          32,814
           1,399   DEERE & COMPANY                                                                                          92,544
          14,135   DELL INCORPORATED+                                                                                      563,845
           1,484   DOVER CORPORATION                                                                                        56,199
             766   EATON CORPORATION                                                                                        45,845
          13,167   EMC CORPORATION+                                                                                        185,128
           1,089   EMULEX CORPORATION+<<                                                                                    20,582
             637   ENGINEERED SUPPORT SYSTEMS INCORPORATED                                                                  24,843
           1,049   FLOWSERVE CORPORATION+                                                                                   30,914
           4,484   GATEWAY INCORPORATED+                                                                                    15,515
             639   GLOBAL IMAGING SYSTEMS INCORPORATED+                                                                     20,314
          16,514   HEWLETT-PACKARD COMPANY                                                                                 371,730
           1,235   IDEX CORPORATION                                                                                         47,436
           9,390   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                             709,414
           1,576   JOY GLOBAL INCORPORATED                                                                                  59,163
           1,173   KADANT INCORPORATED+                                                                                     24,047
             757   KENNAMETAL INCORPORATED                                                                                  33,308
           5,377   KOMATSU LIMITED ADR                                                                                     162,645
           1,186   LAM RESEARCH CORPORATION+<<                                                                              36,386
             749   LEXMARK INTERNATIONAL INCORPORATED+<<                                                                    51,262
          14,669   MAKITA CORPORATION                                                                                      287,512
             700   MANITOWOC COMPANY INCORPORATED                                                                           28,371
          12,147   NEC CORPORATION ADR                                                                                      67,780
             785   NORDSON CORPORATION                                                                                      24,406
           1,890   OIL STATES INTERNATIONAL INCORPORATED+                                                                   43,772
           1,250   PALL CORPORATION                                                                                         36,488

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
             660   PALMONE INCORPORATED+<<                                                                          $       18,757
             687   PARKER HANNIFIN CORPORATION                                                                              41,447
           1,072   PITNEY BOWES INCORPORATED                                                                                47,822
           1,228   SANDISK CORPORATION+                                                                                     32,039
           1,380   SCIENTIFIC GAMES CORPORATION CLASS A+<<                                                                  32,885
           2,802   SIEMENS AG<<                                                                                            205,162
             783   SMITH INTERNATIONAL INCORPORATED                                                                         46,009
           7,832   SOLECTRON CORPORATION+                                                                                   28,587
             736   SPX CORPORATION                                                                                          32,686
             747   STANLEY WORKS                                                                                            33,324
           1,697   SYMBOL TECHNOLOGIES INCORPORATED                                                                         19,532
             381   TENNANT COMPANY                                                                                          14,211
             766   TEREX CORPORATION+                                                                                       30,272
             974   TORO COMPANY<<                                                                                           41,931
             373   TRANSACT TECHNOLOGIES INCORPORATED+                                                                       3,667
           1,043   VARIAN MEDICAL SYSTEMS INCORPORATED+<<                                                                   39,227
           1,896   WESTERN DIGITAL CORPORATION+<<                                                                           28,459
             487   ZEBRA TECHNOLOGIES CORPORATION CLASS A+                                                                  20,785

                                                                                                                         4,860,552
                                                                                                                    --------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.14%
           2,182   AON CORPORATION                                                                                          54,397
             926   JEFFERSON-PILOT CORPORATION                                                                              46,670
           3,218   MARSH & MCLENNAN COMPANIES INCORPORATED                                                                  93,451
             983   NATIONAL FINANCIAL PARTNERS CORPORATION                                                                  37,590
           2,729   UNUMPROVIDENT CORPORATION<<                                                                              50,105

                                                                                                                           282,213
                                                                                                                    --------------

INSURANCE CARRIERS - 2.10%
           4,193   AEGON NV<<                                                                                               53,879
           1,774   AETNA INCORPORATED                                                                                      138,390
           3,127   AFLAC INCORPORATED                                                                                      129,927
           6,761   ALLIANZ AG ADR<<                                                                                         79,915
             811   ALLMERICA FINANCIAL CORPORATION+                                                                         28,320
           3,714   ALLSTATE CORPORATION                                                                                    216,155
             593   AMBAC FINANCIAL GROUP INCORPORATED                                                                       42,785
          13,997   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                               777,533
             842   AMERIGROUP CORPORATION+                                                                                  33,040
           2,979   AXA ADR<<                                                                                                72,956
           1,027   CHUBB CORPORATION                                                                                        86,504
             730   CIGNA CORPORATION                                                                                        70,993
           1,356   CINCINNATI FINANCIAL CORPORATION                                                                         53,521
             794   COMMERCE GROUP INCORPORATED                                                                              47,322
           1,088   FIDELITY NATIONAL FINANCIAL INCORPORATED                                                                 39,157
           1,755   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                          131,256
           1,016   HEALTH NET INCORPORATED+                                                                                 34,778
           5,215   ING GROEP NV ADR                                                                                        144,612
           1,332   LINCOLN NATIONAL CORPORATION                                                                             60,646
           1,025   LOEWS CORPORATION                                                                                        77,183
           1,068   MBIA INCORPORATED<<                                                                                      59,733
           2,527   METLIFE INCORPORATED                                                                                    112,704
             746   MGIC INVESTMENT CORPORATION                                                                              45,760
           2,328   MILLEA HOLDINGS INCORPORATED                                                                            154,649
           1,508   OHIO CASUALTY CORPORATION                                                                                36,041
             703   PACIFICARE HEALTH SYSTEMS INCORPORATED+                                                                  44,170
             491   PHILADELPHIA CONSOLIDATED HOLDING CORPORATION+<<                                                         40,493
           2,007   PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                   80,059
             915   PROASSURANCE CORPORATION+                                                                                35,795
           1,144   PROGRESSIVE CORPORATION                                                                                 109,904
           3,124   PRUDENTIAL FINANCIAL INCORPORATED                                                                       197,780

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
INSURANCE CARRIERS (continued)
             697   RADIAN GROUP INCORPORATED                                                                        $       31,978
             968   RLI CORPORATION                                                                                          42,340
           1,089   SAFECO CORPORATION                                                                                       58,599
             906   SELECTIVE INSURANCE GROUP INCORPORATED                                                                   43,606
           3,773   ST. PAUL COMPANIES INCORPORATED                                                                         142,921
           1,628   SWISS REINSURANCE COMPANY ADR<<                                                                         101,080
             824   TORCHMARK CORPORATION                                                                                    43,466
           7,594   UNITEDHEALTH GROUP INCORPORATED                                                                         368,917
           1,666   WELLPOINT INCORPORATED+                                                                                 221,578

                                                                                                                         4,290,445
                                                                                                                    --------------

JUSTICE, PUBLIC ORDER & SAFETY - 0.02%
             904   CORRECTIONS CORPORATION OF AMERICA+<<                                                                    32,635
             308   GEO GROUP INCORPORATED+                                                                                   7,475

                                                                                                                            40,110
                                                                                                                    --------------

LEATHER & LEATHER PRODUCTS - 0.04%
           2,582   COACH INCORPORATED+                                                                                      74,981
                                                                                                                    --------------

LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION - 0.02%
           1,774   LAIDLAW INTERNATIONAL INCORPORATED+                                                                      39,454
                                                                                                                    --------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.04%
           2,113   CHAMPION ENTERPRISES INCORPORATED+<<                                                                     20,560
           1,801   GEORGIA-PACIFIC CORPORATION                                                                              59,685

                                                                                                                            80,245
                                                                                                                    --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.33%
           1,018   ADVANCED MEDICAL OPTICS INCORPORATED+<<                                                                  39,320
             523   ADVANCED NEUROMODULATION SYSTEMS INCORPORATED+<<                                                         18,598
           4,706   ADVANTEST CORPORATION ADR                                                                                88,849
             610   AFFYMETRIX INCORPORATED+<<                                                                               32,629
           3,147   AGILENT TECHNOLOGIES INCORPORATED+                                                                       75,559
           1,322   ALIGN TECHNOLOGY INCORPORATED+                                                                            9,611
             766   ALLERGAN INCORPORATED                                                                                    59,219
           1,208   AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+                                                          24,112
           1,222   APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                             26,163
             496   ARMOR HOLDINGS INCORPORATED+<<                                                                           18,724
             501   BAUSCH & LOMB INCORPORATED                                                                               39,123
           3,239   BAXTER INTERNATIONAL INCORPORATED                                                                       119,519
           1,411   BECTON DICKINSON & COMPANY                                                                               81,062
           1,684   BIOMET INCORPORATED                                                                                      63,470
           3,801   BOSTON SCIENTIFIC CORPORATION+                                                                          102,969
             788   C.R. BARD INCORPORATED                                                                                   53,781
             194   COOPER COMPANIES INCORPORATED                                                                            12,814
           1,840   CREDENCE SYSTEMS CORPORATION+                                                                            14,573
           1,423   DANAHER CORPORATION                                                                                      78,450
           1,807   EASTMAN KODAK COMPANY                                                                                    47,488
             675   ENERGY CONVERSION DEVICES INCORPORATED+<<                                                                13,014
           4,221   FUJI PHOTO FILM COMPANY LIMITED ADR<<                                                                   132,117
           1,683   GUIDANT CORPORATION                                                                                     124,357
             578   II-VI INCORPORATED+                                                                                       9,520
             547   INTEGRA LIFESCIENCES HOLDINGS+                                                                           18,281
             765   KEITHLEY INSTRUMENTS INCORPORATED                                                                        11,268
             389   LASERSCOPE+                                                                                              13,393
           6,578   MEDTRONIC INCORPORATED                                                                                  353,568
             759   MENTOR CORPORATION                                                                                       31,051
             439   MILLIPORE CORPORATION+                                                                                   22,604
           1,590   PERKINELMER INCORPORATED                                                                                 30,417

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
             392   PHOTON DYNAMICS INCORPORATED+                                                                    $        7,570
           2,127   PINNACLE SYSTEMS INCORPORATED+                                                                           12,571
             480   POSSIS MEDICAL INCORPORATED+                                                                              5,054
           2,683   RAYTHEON COMPANY                                                                                        105,066
             893   RICOH COMPANY LIMITED ADR                                                                                73,536
           1,158   ROCKWELL AUTOMATION INCORPORATED                                                                         59,486
           2,072   ST. JUDE MEDICAL INCORPORATED+                                                                           83,129
           1,272   STERIS CORPORATION                                                                                       30,782
           1,771   STRYKER CORPORATION<<                                                                                    86,159
             842   SYBRON DENTAL SPECIALTIES INCORPORATED+<<                                                                31,213
             667   TECHNE CORPORATION+                                                                                      31,082
             890   TEKTRONIX INCORPORATED                                                                                   20,176
           1,839   TERADYNE INCORPORATED+                                                                                   23,925
           1,459   THERMO ELECTRON CORPORATION+                                                                             38,401
           1,616   THERMOGENESIS+<<                                                                                          6,480
             919   TRIMBLE NAVIGATION LIMITED+<<                                                                            36,494
             675   VARIAN INCORPORATED+                                                                                     25,110
           1,152   VIASYS HEALTHCARE INCORPORATED+                                                                          26,784
             965   WATERS CORPORATION+                                                                                      37,490
             766   WRIGHT MEDICAL GROUP INCORPORATED+                                                                       21,096
           5,075   XEROX CORPORATION+                                                                                       68,868
           1,427   ZIMMER HOLDINGS INCORPORATED+<<                                                                         109,280

                                                                                                                         2,705,375
                                                                                                                    --------------

MEDICAL EQUIPMENT & SUPPLIES - 0.01%
             466   WILSON GREATBATCH TECHNOLOGIES INCORPORATED+<<                                                           11,203
                                                                                                                    --------------

MEDICAL MANAGEMENT SERVICES - 0.01%
             430   COVENTRY HEALTH CARE INCORPORATED+                                                                       29,937
                                                                                                                    --------------

METAL MINING - 0.20%
           1,330   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                      46,949
           2,702   NEWMONT MINING CORPORATION                                                                              100,622
             645   PHELPS DODGE CORPORATION                                                                                 56,373
           1,629   RIO TINTO PLC ADR                                                                                       193,884

                                                                                                                           397,828
                                                                                                                    --------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.03%
             992   VULCAN MATERIALS COMPANY                                                                                 59,451
                                                                                                                    --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.65%
             758   BLYTH INCORPORATED                                                                                       21,482
           1,426   HASBRO INCORPORATED                                                                                      28,777
          16,689   JOHNSON & JOHNSON<<                                                                                   1,119,832
           2,960   MATTEL INCORPORATED                                                                                      53,813
             476   RC2 CORPORATION+                                                                                         17,155
             286   STEINWAY MUSICAL INSTRUMENTS+                                                                             8,099
           1,271   TIFFANY & COMPANY                                                                                        39,566
             998   YANKEE CANDLE COMPANY INCORPORATED                                                                       31,487

                                                                                                                         1,320,211
                                                                                                                    --------------

MISCELLANEOUS RETAIL - 0.48%
           1,793   AMAZON.COM INCORPORATED+<<                                                                               63,669
           2,491   COSTCO WHOLESALE CORPORATION                                                                            113,141
           2,354   CVS CORPORATION                                                                                         129,117
             670   DICK'S SPORTING GOODS INCORPORATED+<<                                                                    24,234
           1,132   DOLLAR TREE STORES INCORPORATED+                                                                         28,074
             491   EXPRESS SCRIPTS INCORPORATED+                                                                            45,363

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
MISCELLANEOUS RETAIL (continued)
           1,196   MICHAELS STORES INCORPORATED                                                                     $       50,364
           2,704   OFFICE DEPOT INCORPORATED+                                                                               53,323
             205   OVERSTOCK.COM INCORPORATED+<<                                                                             7,849
           1,201   PETSMART INCORPORATED                                                                                    38,156
             687   PRICELINE.COM INCORPORATED+<<                                                                            16,454
           4,329   STAPLES INCORPORATED                                                                                     93,203
           2,063   TOYS R US INCORPORATED+                                                                                  54,051
           5,486   WALGREEN COMPANY                                                                                        248,735
             842   WORLD FUEL SERVICES CORPORATION                                                                          22,187

                                                                                                                           987,920
                                                                                                                    --------------

MISCELLANEOUS SERVICES - 0.07%
          10,393   ADECCO SA ADR                                                                                           123,884
             424   D&B CORPORATION+                                                                                         26,051

                                                                                                                           149,935
                                                                                                                    --------------

MOTION PICTURES - 0.45%
          16,113   LIBERTY MEDIA CORPORATION CLASS A+<<                                                                    167,414
             805   MACROVISION CORPORATION+                                                                                 16,913
          24,045   TIME WARNER INCORPORATED+                                                                               418,383
          11,578   WALT DISNEY COMPANY                                                                                     317,700

                                                                                                                           920,410
                                                                                                                    --------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.16%
             625   ARKANSAS BEST CORPORATION                                                                                20,456
             879   FORWARD AIR CORPORATION<<                                                                                23,601
           1,492   HUNT (J.B.) TRANSPORT SERVICES INCORPORATED                                                              29,959
           1,224   LANDSTAR SYSTEM INCORPORATED+<<                                                                          41,298
           2,744   UNITED PARCEL SERVICE INCORPORATED CLASS B                                                              202,096
             199   YELLOW ROADWAY CORPORATION+                                                                              10,503

                                                                                                                           327,913
                                                                                                                    --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.91%
           6,315   AMERICAN EXPRESS COMPANY                                                                                340,063
           1,334   AMERICREDIT CORPORATION+                                                                                 33,176
           1,422   CAPITAL ONE FINANCIAL CORPORATION                                                                       107,219
           2,005   CHARTER MUNICIPAL MORTGAGE ACCEPTANCE COMPANY                                                            43,508
           1,542   CIT GROUP INCORPORATED                                                                                   65,412
           3,128   COUNTRYWIDE FINANCIAL CORPORATION                                                                       116,268
           5,766   FANNIE MAE                                                                                              341,578
             616   FINANCIAL FEDERAL CORPORATION                                                                            22,977
           3,671   FREDDIE MAC                                                                                             238,762
           6,362   MBNA CORPORATION                                                                                        134,174
           3,383   ORIX CORPORATION ADR<<                                                                                  245,944
           2,748   PROVIDIAN FINANCIAL CORPORATION+<<                                                                       48,969
           2,618   SLM CORPORATION                                                                                         126,371

                                                                                                                         1,864,421
                                                                                                                    --------------

OIL & GAS EXTRACTION - 1.51%
           1,458   ANADARKO PETROLEUM CORPORATION                                                                          110,371
           1,876   APACHE CORPORATION                                                                                      110,234
             648   ATWOOD OCEANICS INCORPORATED+                                                                            37,124
          10,704   BHP BILLITON LIMITED ADR                                                                                268,670
           1,337   BJ SERVICES COMPANY                                                                                      67,318
           2,480   BURLINGTON RESOURCES INCORPORATED                                                                       125,686
           1,149   CABOT OIL AND GAS CORPORATION                                                                            36,021

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
OIL & GAS EXTRACTION (continued)
           1,084   CAL DIVE INTERNATIONAL INCORPORATED+<<                                                           $       49,214
             870   CHENIERE ENERGY INCORPORATED+                                                                            25,491
           1,059   CIMAREX ENERGY COMPANY+<<                                                                                39,850
           1,435   DENBURY RESOURCES INCORPORATED+                                                                          45,891
           2,754   DEVON ENERGY CORPORATION                                                                                126,409
             805   ENCORE ACQUISITION COMPANY+                                                                              30,027
           2,585   ENI SPA ADR<<                                                                                           331,604
           1,144   FX ENERGY INCORPORATED+<<                                                                                10,662
           2,718   HALLIBURTON COMPANY                                                                                     116,167
           1,951   HANOVER COMPRESSOR COMPANY+                                                                              20,349
             956   KERR-MCGEE CORPORATION                                                                                   70,610
           2,356   OCCIDENTAL PETROLEUM CORPORATION                                                                        172,247
           1,713   PRIDE INTERNATIONAL INCORPORATED+<<                                                                      38,628
             734   QUICKSILVER RESOURCES INCORPORATED+<<                                                                    38,315
           1,535   RANGE RESOURCES CORPORATION                                                                              35,459
             597   REMINGTON OIL & GAS CORPORATION+<<                                                                       18,507
           7,031   REPSOL YPF SA ADR<<                                                                                     176,197
           1,295   ROWAN COMPANIES INCORPORATED+<<                                                                          35,613
             452   SEACOR SMIT INCORPORATED+                                                                                26,243
           3,569   SHELL TRANSPORT & TRADING COMPANY PLC ADR                                                               187,194
             713   SOUTHWESTERN ENERGY COMPANY+                                                                             49,767
             522   SPINNAKER EXPLORATION COMPANY+                                                                           16,010
           1,540   ST. MARY LAND & EXPLORATION COMPANY                                                                      40,071
             836   SWIFT ENERGY COMPANY+<<                                                                                  28,549
           3,270   TOTAL SA ADR<<                                                                                          363,591
           1,052   UNIT CORPORATION+                                                                                        41,049
           1,866   UNOCAL CORPORATION                                                                                      106,343
             612   VERITAS DGC INCORPORATED+                                                                                16,524
           2,441   XTO ENERGY INCORPORATED                                                                                  75,964

                                                                                                                         3,087,969
                                                                                                                    --------------

PAPER & ALLIED PRODUCTS - 0.35%
           1,409   BEMIS COMPANY INCORPORATED                                                                               38,269
             430   GREIF INCORPORATED CLASS A                                                                               31,253
           2,862   INTERNATIONAL PAPER COMPANY                                                                              92,185
           2,516   KIMBERLY-CLARK CORPORATION                                                                              161,854
           1,809   MEADWESTVACO CORPORATION                                                                                 51,882
              80   NEENAH PAPER INCORPORATED<<                                                                               2,394
             966   OFFICEMAX INCORPORATED                                                                                   29,318
             596   POPE & TALBOT INCORPORATED                                                                                6,574
             677   POTLATCH CORPORATION                                                                                     34,994
           8,786   STORA ENSO OYJ                                                                                          116,151
           1,150   TEMPLE-INLAND INCORPORATED                                                                               41,078
           5,157   UPM-KYMMENE OYJ ADR<<                                                                                   100,458

                                                                                                                           706,410
                                                                                                                    --------------

PERSONAL SERVICES - 0.07%
           1,149   CINTAS CORPORATION                                                                                       46,385
             660   G & K SERVICES INCORPORATED CLASS A                                                                      25,978
             930   H & R BLOCK INCORPORATED                                                                                 46,426
             558   REGIS CORPORATION                                                                                        21,081
             277   UNIFIRST CORPORATION                                                                                     10,138

                                                                                                                           150,008
                                                                                                                    --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 1.91%
             594   AMERADA HESS CORPORATION<<                                                                               55,153
           9,570   BP PLC ADR                                                                                              576,114
          11,766   CHEVRONTEXACO CORPORATION                                                                               632,775
           3,667   CONOCOPHILLIPS                                                                                          395,449

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
PETROLEUM REFINING & RELATED INDUSTRIES (continued)
          27,472   EXXONMOBIL CORPORATION                                                                           $    1,543,926
             886   FRONTIER OIL CORPORATION<<                                                                               43,334
             619   HEADWATERS INCORPORATED+<<                                                                               20,477
           1,991   MARATHON OIL CORPORATION                                                                                 96,544
             619   MURPHY OIL CORPORATION                                                                                   60,507
           5,403   ROYAL DUTCH PETROLEUM COMPANY                                                                           316,508
           1,006   TESORO PETROLEUM CORPORATION                                                                             43,862
           1,552   VALERO ENERGY CORPORATION                                                                               106,498

                                                                                                                         3,891,147
                                                                                                                    --------------

PRIMARY METAL INDUSTRIES - 0.41%
           5,097   ALCOA INCORPORATED                                                                                      138,129
           1,586   ALLEGHENY TECHNOLOGIES INCORPORATED                                                                      33,718
             500   CARPENTER TECHNOLOGY CORPORATION                                                                         27,000
           1,120   COMMSCOPE INCORPORATED+<<                                                                                18,950
             529   CURTISS-WRIGHT CORPORATION                                                                               28,926
           1,185   ENGELHARD CORPORATION                                                                                    34,839
           1,189   GENERAL CABLE CORPORATION+<<                                                                             16,658
           3,473   JOHNSON MATTHEY PLC ADR                                                                                 123,936
           7,248   KUBOTA CORPORATION ADR                                                                                  200,407
             389   LONE STAR TECHNOLOGIES INCORPORATED+                                                                     16,124
             764   MAVERICK TUBE CORPORATION+<<                                                                             23,080
           1,158   MUELLER INDUSTRIES INCORPORATED                                                                          31,266
           1,111   NUCOR CORPORATION                                                                                        58,839
             818   STEEL DYNAMICS INCORPORATED                                                                              21,996
             581   TEXAS INDUSTRIES INCORPORATED                                                                            26,738
             902   UNITED STATES STEEL CORPORATION<<                                                                        35,873

                                                                                                                           836,479
                                                                                                                    --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.57%
           1,018   BANTA CORPORATION                                                                                        44,711
             441   CONSOLIDATED GRAPHICS INCORPORATED+                                                                      18,667
             977   DOW JONES & COMPANY INCORPORATED                                                                         34,683
           1,367   GANNETT COMPANY INCORPORATED                                                                            101,787
             764   KNIGHT-RIDDER INCORPORATED                                                                               48,193
           2,162   MCGRAW-HILL COMPANIES INCORPORATED                                                                       94,393
           1,315   NEW YORK TIMES COMPANY CLASS A                                                                           41,252
           7,309   PEARSON PLC<<                                                                                            88,439
             342   PULITZER INCORPORATED                                                                                    21,874
           4,818   REED ELSEVIER NV ADR<<                                                                                  133,940
           1,885   RR DONNELLEY & SONS COMPANY                                                                              62,676
           2,082   TOPPAN PRINTING COMPANY LIMITED ADR<<                                                                   107,022
           1,550   TRIBUNE COMPANY                                                                                          56,079
             794   VALASSIS COMMUNICATIONS INCORPORATED+<<                                                                  27,544
           8,123   VIACOM INCORPORATED CLASS B                                                                             278,538

                                                                                                                         1,159,798
                                                                                                                    --------------

RAILROAD TRANSPORTATION - 0.17%
           1,895   BURLINGTON NORTHERN SANTA FE CORPORATION                                                                 93,651
           1,435   CSX CORPORATION                                                                                          59,667
           1,724   KANSAS CITY SOUTHERN+<<                                                                                  34,463
           2,298   NORFOLK SOUTHERN CORPORATION                                                                             73,352
           1,169   UNION PACIFIC CORPORATION                                                                                78,276

                                                                                                                           339,409
                                                                                                                    --------------

REAL ESTATE - 0.04%
             855   JONES LANG LASALLE INCORPORATED+                                                                         36,260
             664   NEW CENTURY FINANCIAL CORPORATION                                                                        33,831

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
REAL ESTATE (continued)
             302   PHH CORPORATION+                                                                                 $        7,245

                                                                                                                            77,336
                                                                                                                    --------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.08%
           1,199   COOPER TIRE & RUBBER COMPANY                                                                             22,829
           2,694   GOODYEAR TIRE & RUBBER COMPANY+<<                                                                        38,767
             584   JARDEN CORPORATION+                                                                                      29,714
             792   SEALED AIR CORPORATION+                                                                                  41,018
           1,291   WEST PHARMACEUTICAL SERVICES INCORPORATED                                                                35,941

                                                                                                                           168,269
                                                                                                                    --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.89%
           9,666   AMVESCAP PLC ADR<<                                                                                      115,122
             610   BEAR STEARNS COMPANIES INCORPORATED                                                                      60,414
             675   BKF CAPITAL GROUP INCORPORATED                                                                           24,503
           7,030   CHARLES SCHWAB CORPORATION                                                                               79,720
             234   CHICAGO MERCANTILE EXCHANGE                                                                              50,588
           5,111   CREDIT SUISSE GROUP ADR                                                                                 204,696
           2,835   E*TRADE FINANCIAL CORPORATION+                                                                           35,012
           1,536   EATON VANCE CORPORATION                                                                                  37,417
           1,066   FRANKLIN RESOURCES INCORPORATED                                                                          76,901
           1,301   FRIEDMAN BILLINGS RAMSEY GROUP INCORPORATED CLASS A<<                                                    16,978
           1,902   GOLDMAN SACHS GROUP INCORPORATED                                                                        185,445
           1,547   LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                   142,633
           5,518   MERRILL LYNCH & COMPANY INCORPORATED                                                                    299,407
           6,230   MORGAN STANLEY                                                                                          305,021
           9,392   NOMURA HOLDINGS INCORPORATED ADR<<                                                                      118,903
             481   PIPER JAFFRAY COMPANIES INCORPORATED+                                                                    13,598
             975   T ROWE PRICE GROUP INCORPORATED                                                                          58,169

                                                                                                                         1,824,527
                                                                                                                    --------------

SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED - 0.02%
           2,383   ASML HOLDING NV- NY REGISTERED SHARES+                                                                   38,414
                                                                                                                    --------------

SOCIAL SERVICES - 0.06%
          17,604   ABB LIMITED ADR+<<                                                                                      115,306
                                                                                                                    --------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.24%
             530   CABOT MICROELECTRONICS CORPORATION+<<                                                                    16,605
             531   CARBO CERAMICS INCORPORATED                                                                              38,041
           7,861   CORNING INCORPORATED+                                                                                   123,261
           1,738   GENTEX CORPORATION<<                                                                                     31,075
           3,522   HANSON PLC ADR                                                                                          162,681
           5,655   LAFARGE SA ADR<<                                                                                        124,410

                                                                                                                           496,073
                                                                                                                    --------------

TEXTILE MILL PRODUCTS - 0.01%
             446   OXFORD INDUSTRIES INCORPORATED                                                                           15,949
                                                                                                                    --------------

TOBACCO PRODUCTS - 0.53%
          11,350   ALTRIA GROUP INCORPORATED                                                                               762,039
           4,732   BRITISH AMERICAN TOBACCO PLC ADR                                                                        180,715
             928   REYNOLDS AMERICAN INCORPORATED                                                                           76,941
             561   UNIVERSAL CORPORATION                                                                                    24,908
           1,022   UST INCORPORATED                                                                                         45,540

                                                                                                                         1,090,143
                                                                                                                    --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
TRANSPORTATION BY AIR - 0.26%
             698   ALASKA AIR GROUP INCORPORATED+<<                                                                 $       20,605
           2,502   AMR CORPORATION+<<                                                                                       32,276
          10,119   BAA PLC ADR                                                                                             114,804
           3,187   DELTA AIR LINES INCORPORATED+<<                                                                          12,270
             755   EGL INCORPORATED+                                                                                        14,368
           1,556   FEDEX CORPORATION                                                                                       139,138
           8,174   JAPAN AIRLINES SYSTEM ADR+                                                                              118,315
           5,562   SOUTHWEST AIRLINES COMPANY                                                                               80,927

                                                                                                                           532,703
                                                                                                                    --------------

TRANSPORTATION EQUIPMENT - 1.37%
             823   AUTOLIV INCORPORATED                                                                                     38,196
           8,156   BAE SYSTEMS PLC ADR                                                                                     160,093
           4,576   BOEING COMPANY                                                                                          292,406
           1,770   CLARCOR INCORPORATED<<                                                                                   49,719
           2,293   DAIMLERCHRYSLER AG<<                                                                                     92,385
           1,806   DANA CORPORATION                                                                                         24,471
           5,340   DELPHI CORPORATION                                                                                       23,229
          22,007   FIAT SPA ADR                                                                                            148,547
          10,050   FORD MOTOR COMPANY<<                                                                                    100,299
             968   GENERAL DYNAMICS CORPORATION                                                                            104,525
           2,431   GENERAL MOTORS CORPORATION<<                                                                             76,650
           1,327   GENUINE PARTS COMPANY                                                                                    57,008
           1,205   GOODRICH CORPORATION                                                                                     50,441
             530   GREENBRIER COMPANIES INCORPORATED                                                                        14,692
             615   GROUP 1 AUTOMOTIVE INCORPORATED+                                                                         16,427
           1,740   HARLEY-DAVIDSON INCORPORATED                                                                             85,312
           7,279   HONDA MOTOR COMPANY LIMITED ADR                                                                         179,937
           4,886   HONEYWELL INTERNATIONAL INCORPORATED                                                                    177,020
             498   ITT INDUSTRIES INCORPORATED                                                                              47,310
             914   JOHNSON CONTROLS INCORPORATED                                                                            51,787
           1,935   LOCKHEED MARTIN CORPORATION                                                                             125,562
             591   NAVISTAR INTERNATIONAL CORPORATION+                                                                      18,032
           1,799   NORTHROP GRUMMAN CORPORATION                                                                            100,240
           1,067   PACCAR INCORPORATED                                                                                      75,490
           1,666   SPORTS RESORTS INTERNATIONAL INCORPORATED+<<                                                              2,283
             704   TEXTRON INCORPORATED                                                                                     54,412
             509   THOR INDUSTRIES INCORPORATED<<                                                                           15,453
           3,991   TOYOTA MOTOR CORPORATION ADR                                                                            286,195
             786   TRINITY INDUSTRIES INCORPORATED<<                                                                        22,841
             509   TRIUMPH GROUP INCORPORATED+                                                                              18,059
           2,710   UNITED TECHNOLOGIES CORPORATION                                                                         289,157

                                                                                                                         2,798,178
                                                                                                                    --------------

TRANSPORTATION SERVICES - 0.06%
             734   CH ROBINSON WORLDWIDE INCORPORATED                                                                       41,963
             750   EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                      38,235
           1,732   PEGASUS SOLUTIONS INCORPORATED+                                                                          18,636
           1,317   SABRE HOLDINGS CORPORATION                                                                               26,432

                                                                                                                           125,266
                                                                                                                    --------------

WATER TRANSPORTATION - 0.05%
             959   ALEXANDER & BALDWIN INCORPORATED                                                                         42,627
             642   KIRBY CORPORATION+                                                                                       27,388
             440   OVERSEAS SHIPHOLDING GROUP INCORPORATED                                                                  26,884

                                                                                                                            96,899
                                                                                                                    --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
WHOLESALE TRADE NON-DURABLE GOODS - 0.53%
             474   AMERISOURCEBERGEN CORPORATION                                                                    $       30,606
             570   BROWN-FORMAN CORPORATION CLASS B                                                                         33,983
           2,283   CARDINAL HEALTH INCORPORATED                                                                            132,254
             638   MAUI LAND & PINEAPPLE COMPANY INCORPORATED+                                                              26,356
           1,884   MCKESSON CORPORATION                                                                                     75,869
           1,768   MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                     88,400
             401   NASH FINCH COMPANY                                                                                       14,268
             939   NIKE INCORPORATED CLASS B<<                                                                              77,186
           2,563   SMURFIT-STONE CONTAINER CORPORATION+                                                                     27,860
           1,196   SUPERVALU INCORPORATED                                                                                   39,181
           3,897   SYSCO CORPORATION                                                                                       144,812
             559   TRACTOR SUPPLY COMPANY+                                                                                  24,831
           2,706   UNILEVER NV<<                                                                                           180,057
           3,961   UNILEVER PLC ADR<<                                                                                      156,341
             882   UNITED NATURAL FOODS INCORPORATED+                                                                       28,612

                                                                                                                         1,080,616
                                                                                                                    --------------

WHOLESALE TRADE-DURABLE GOODS - 0.51%
           1,283   ARROW ELECTRONICS INCORPORATED+                                                                          35,860
           1,192   AVNET INCORPORATED+                                                                                      24,937
           1,106   CYTYC CORPORATION+                                                                                       25,891
             971   HUGHES SUPPLY INCORPORATED                                                                               25,246
             607   IMAGISTICS INTERNATIONAL INCORPORATED+                                                                   16,353
           1,268   INSIGHT ENTERPRISES INCORPORATED+                                                                        24,827
             360   INTAC INTERNATIONAL+<<                                                                                    2,178
           1,267   KYOCERA CORPORATION ADR                                                                                  97,369
           6,194   MITSUBISHI CORPORATION ADR                                                                              165,403
             923   MITSUI & COMPANY LIMITED ADR<<                                                                          165,679
           5,175   NISSAN MOTOR COMPANY LIMITED ADR<<                                                                      101,744
             920   OMNICARE INCORPORATED                                                                                    35,254
             987   PATTERSON COMPANIES INCORPORATED+<<                                                                      44,800
           1,201   PEP BOYS-MANNY, MOE & JACK                                                                               16,045
             956   SCP POOL CORPORATION                                                                                     34,244
          21,364   SUMITOMO MITSUI FINANCIAL<<                                                                             139,750
             563   TECH DATA CORPORATION+                                                                                   20,212
           2,504   VISTEON CORPORATION                                                                                      19,106
             687   W.W. GRAINGER INCORPORATED                                                                               37,366

                                                                                                                         1,032,264
                                                                                                                    --------------

TOTAL COMMON STOCKS (COST $83,384,236)                                                                                  96,364,940
                                                                                                                    --------------

COLLATERAL FOR SECURITIES LENDING - 47.09%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 2.58%
       2,000,000   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                2,000,000
       3,257,434   SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                       3,257,434

                                                                                                                         5,257,434
                                                                                                                    --------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 44.51%
      $3,000,000   ATOMIUM FUNDING CORPORATION                                           3.11%        07/11/2005         2,989,740
       4,800,000   BLUE RIDGE ASSET FUNDING CORPORATION                                  3.05         06/01/2005         4,800,000
       3,000,000   CONCORD MINUTEMEN CAPITAL COMPANY                                     3.07         06/08/2005         3,000,000
       4,000,000   CORPORATE ASSET SECURITIZATION AUSTRALIA                              3.04         06/17/2005         3,994,640
       4,000,000   CREDIT SUISSE BANK NEW YORK                                           3.11         05/04/2006         4,000,000
      49,000,000   DEUTSCHE BANK REPURCHASE AGREEMENT (MATURITY VALUE $49,004,179)       3.07         06/01/2005        49,000,000
       4,000,000   KLIO II FUNDING CORPORATION                                           3.06         06/24/2005         3,992,280

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

COLLATERAL INVESTED IN OTHER ASSETS (continued)
       4,000,000   LIBERTY LIGHT US CAPITAL SERIES MTN                                   3.06         05/26/2006         3,999,280
       3,000,000   LIQUID FUNDING LIMITED                                                3.06         12/19/2005         3,000,000
       4,000,000   MORGAN STANLEY                                                        3.14         01/13/2006         4,000,000
       4,000,000   NEPTUNE FUNDING CORPORATION                                           3.04         06/06/2005         3,998,320
       4,000,000   RANGER FUNDING CORPORATION                                            3.03         06/17/2005         3,994,640

                                                                                                                        90,768,900
                                                                                                                    --------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $96,026,334)                                                            96,026,334
                                                                                                                    --------------

US TREASURY SECURITIES - 52.32%

US TREASURY BILLS - 0.49%
         197,000   US TREASURY BILLS^                                                    2.45         06/23/2005           196,705
           7,000   US TREASURY BILLS^                                                    2.48         06/23/2005             6,989
          43,000   US TREASURY BILLS^                                                    2.54         06/23/2005            42,933
         166,000   US TREASURY BILLS^                                                    2.56         06/23/2005           165,740
         300,000   US TREASURY BILLS^                                                    2.58         06/23/2005           299,527
          97,000   US TREASURY BILLS^                                                    2.59         06/23/2005            96,847
           7,000   US TREASURY BILLS^                                                    2.61         06/23/2005             6,989
          99,000   US TREASURY BILLS^                                                    2.64         06/23/2005            98,840
          96,000   US TREASURY BILLS^                                                    2.73         06/23/2005            95,840

                                                                                                                         1,010,410
                                                                                                                    --------------

US TREASURY NOTES - 51.83%
      12,610,000   US TREASURY NOTE<<                                                    3.13         09/15/2008        12,398,682
       1,425,000   US TREASURY NOTE<<                                                    4.75         11/15/2008         1,474,262
      12,190,000   US TREASURY NOTE<<                                                    3.38         12/15/2008        12,063,809
      12,730,000   US TREASURY NOTE<<                                                    2.63         03/15/2009        12,253,618
      29,120,000   US TREASURY NOTE<<                                                    4.00         06/15/2009        29,433,943
       1,500,000   US TREASURY NOTE<<                                                    6.00         08/15/2009         1,631,718
       6,360,000   US TREASURY NOTE<<                                                    3.38         09/15/2009         6,272,054
       3,600,000   US TREASURY NOTE<<                                                    3.50         11/15/2009         3,566,812
       1,400,000   US TREASURY NOTE<<                                                    3.63         01/15/2010         1,393,218
      24,950,000   US TREASURY NOTE<<                                                    4.00         03/15/2010        25,207,284

                                                                                                                       105,695,400
                                                                                                                    --------------

TOTAL US TREASURY SECURITIES (COST $106,894,104)                                                                       106,705,810
                                                                                                                    --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $286,304,674)*                                            146.66%                                             $  299,097,084

OTHER ASSETS AND LIABILITIES, NET                               (46.66)                                                (95,159,504)
                                                                ------                                              --------------

TOTAL NET ASSETS                                                100.00%                                             $  203,937,580
                                                                ------                                              --------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $504,900. THE TOTAL COLLATERAL RECEIVED REPRESENTS 102.28% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 64.99%

AMUSEMENT & RECREATION SERVICES - 0.13%
           6,569   CAESARS ENTERTAINMENT INCORPORATED+                                                              $      141,562
           1,991   HARRAH'S ENTERTAINMENT INCORPORATED                                                                     142,973
           5,249   INTERNATIONAL GAME TECHNOLOGY                                                                           147,917
           2,328   MULTIMEDIA GAMES INCORPORATED+<<                                                                         24,840

                                                                                                                           457,292
                                                                                                                    --------------

APPAREL & ACCESSORY STORES - 0.29%
           1,915   ABERCROMBIE & FITCH COMPANY CLASS A                                                                     109,787
           2,106   AEROPOSTALE INCORPORATED+                                                                                57,388
           3,957   CHICO'S FAS INCORPORATED+                                                                               135,369
           9,319   GAP INCORPORATED                                                                                        195,699
           3,895   KOHL'S CORPORATION+                                                                                     189,648
           6,598   LIMITED BRANDS                                                                                          135,721
           2,198   NORDSTROM INCORPORATED                                                                                  134,166
           3,523   ROSS STORES INCORPORATED                                                                                 99,278

                                                                                                                         1,057,056
                                                                                                                    --------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.39%
          19,055   BENETTON GROUP SPA ADR                                                                                  346,801
           2,454   JONES APPAREL GROUP INCORPORATED                                                                         78,307
           2,512   LIZ CLAIBORNE INCORPORATED                                                                               94,326
           2,100   VF CORPORATION                                                                                          118,503
          12,027   WACOAL CORPORATION ADR<<                                                                                795,586

                                                                                                                         1,433,523
                                                                                                                    --------------

APPLICATIONS SOFTWARE - 0.02%
           3,451   CITRIX SYSTEMS INCORPORATED+                                                                             86,827
                                                                                                                    --------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.08%
           3,862   AUTONATION INCORPORATED+                                                                                 77,201
             863   AUTOZONE INCORPORATED+                                                                                   78,119
           2,929   CARMAX INCORPORATED+<<                                                                                   74,777
           2,331   COPART INCORPORATED+                                                                                     57,786

                                                                                                                           287,883
                                                                                                                    --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.51%
           2,387   CENTEX CORPORATION                                                                                      156,301
           6,086   D.R. HORTON INCORPORATED                                                                                210,393
           2,479   LENNAR CORPORATION CLASS A                                                                              143,807
           1,241   MDC HOLDINGS INCORPORATED                                                                                89,613
             141   NVR INCORPORATED+<<                                                                                     107,019
           2,052   PULTE HOMES INCORPORATED                                                                                156,875
          70,917   SEKISUI HOUSE LIMITED<<                                                                                 702,100
           8,982   VIVENDI UNIVERSAL SA ADR                                                                                274,669

                                                                                                                         1,840,777
                                                                                                                    --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.53%
           1,409   FASTENAL COMPANY                                                                                         81,891
          28,958   HOME DEPOT INCORPORATED                                                                               1,139,497
          10,369   LOWE'S COMPANIES INCORPORATED                                                                           593,211
           2,363   SHERWIN-WILLIAMS COMPANY                                                                                105,035

                                                                                                                         1,919,634
                                                                                                                    --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
BUSINESS SERVICES - 3.85%
          10,014   24/7 REAL MEDIA INCORPORATED+                                                                    $       30,443
           4,961   3COM CORPORATION+                                                                                        18,157
           3,831   AARON RENTS INCORPORATED                                                                                 86,619
           6,940   ADOBE SYSTEMS INCORPORATED<<                                                                            229,436
           1,762   AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+<<                                                     91,148
           3,028   AKAMAI TECHNOLOGIES INCORPORATED+<<                                                                      42,513
           2,181   ANSYS INCORPORATED+                                                                                      72,715
           1,538   ARBITRON INCORPORATED                                                                                    62,043
           1,564   ASK JEEVES INCORPORATED+<<                                                                               47,561
           4,154   AUTODESK INCORPORATED                                                                                   164,415
           7,069   AUTOMATIC DATA PROCESSING INCORPORATED                                                                  309,622
           1,496   AVOCENT CORPORATION+                                                                                     41,888
           6,426   BEA SYSTEMS INCORPORATED                                                                                 54,171
           5,081   BISYS GROUP INCORPORATED+                                                                                77,739
           1,250   BLUE COAT SYSTEMS INCORPORATED+                                                                          24,262
           4,525   BMC SOFTWARE INCORPORATED+                                                                               77,016
           2,535   BRINK'S COMPANY                                                                                          79,117
           5,101   CADENCE DESIGN SYSTEMS INCORPORATED+                                                                     71,261
          14,924   CENDANT CORPORATION                                                                                     316,538
           3,267   CERIDIAN CORPORATION+                                                                                    62,302
           1,933   CERTEGY INCORPORATED                                                                                     72,584
           1,750   CHECKFREE CORPORATION+                                                                                   65,328
           1,995   CHOICEPOINT INCORPORATED+                                                                                78,324
           5,664   CNET NETWORKS INCORPORATED+<<                                                                            58,792
           2,129   COGNEX CORPORATION                                                                                       55,269
           2,782   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION+<<                                                           133,536
           7,050   COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                                                          192,254
           2,853   COMPUTER SCIENCES CORPORATION+<<                                                                        132,122
           9,026   COMPUWARE CORPORATION+                                                                                   61,828
           3,324   CONVERGYS CORPORATION+<<                                                                                 45,306
           2,959   CSG SYSTEMS INTERNATIONAL INCORPORATED+<<                                                                56,280
           1,899   DELUXE CORPORATION                                                                                       76,739
           1,578   DIGITAL RIVER INCORPORATED+<<                                                                            43,427
           4,553   DOUBLECLICK INCORPORATED+                                                                                37,471
           1,287   DST SYSTEMS INCORPORATED+<<                                                                              62,239
          14,000   EBAY INCORPORATED+                                                                                      532,140
           3,277   EFUNDS CORPORATION+                                                                                      66,261
           4,484   ELECTRONIC ARTS INCORPORATED+                                                                           235,589
           7,554   ELECTRONIC DATA SYSTEMS CORPORATION                                                                     148,814
           2,329   ELECTRONICS FOR IMAGING INCORPORATED+<<                                                                  44,251
           3,019   EQUIFAX INCORPORATED                                                                                    104,729
           2,040   FAIR ISAAC CORPORATION                                                                                   69,870
           1,664   FILENET CORPORATION+<<                                                                                   46,359
           9,901   FIRST DATA CORPORATION                                                                                  374,555
           3,129   FISERV INCORPORATED+                                                                                    134,547
           1,089   GETTY IMAGES INCORPORATED+<<                                                                             81,501
           3,978   HUDSON HIGHLAND GROUP INCORPORATED+                                                                      63,688
           1,491   HYPERION SOLUTIONS CORPORATION+                                                                          65,798
           1,799   IDX SYSTEMS CORPORATION+                                                                                 57,388
           3,871   IMS HEALTH INCORPORATED                                                                                  95,033
           1,144   INFOSPACE INCORPORATED+<<                                                                                38,815
           4,538   INTERNET CAPITAL GROUP INCORPORATED+                                                                     26,320
           7,215   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                           89,033
           1,605   INTERSECTIONS INCORPORATED+                                                                              15,649
           2,652   INTUIT INCORPORATED+                                                                                    114,619
           2,856   IRON MOUNTAIN INCORPORATED+                                                                              81,967
           7,944   JUNIPER NETWORKS INCORPORATED+<<                                                                        203,684
           1,521   KRONOS INCORPORATED+<<                                                                                   68,688
           1,946   LAMAR ADVERTISING COMPANY+                                                                               81,382
           1,637   MACROMEDIA INCORPORATED+                                                                                 72,388
           1,872   MANHATTAN ASSOCIATES INCORPORATED+<<                                                                     39,761
           1,793   MANPOWER INCORPORATED                                                                                    71,415
           2,995   MCAFEE INCORPORATED+<<                                                                                   85,897

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
BUSINESS SERVICES (continued)
           1,806   MERCURY INTERACTIVE CORPORATION+<<                                                               $       81,487
         116,553   MICROSOFT CORPORATION                                                                                 3,007,067
           2,457   MONSTER WORLDWIDE INCORPORATED+                                                                          64,816
           5,505   MPS GROUP INCORPORATED+                                                                                  51,637
           4,905   NCR CORPORATION+                                                                                        179,670
           7,283   NOVELL INCORPORATED+<<                                                                                   42,606
           2,484   OMNICOM GROUP INCORPORATED                                                                              203,415
          50,618   ORACLE CORPORATION+                                                                                     648,923
           1,168   PALMSOURCE INCORPORATED+<<                                                                               11,715
           7,241   PARAMETRIC TECHNOLOGY CORPORATION+<<                                                                     43,591
           5,059   REALNETWORKS INCORPORATED+                                                                               25,851
           3,417   RED HAT INCORPORATED+<<                                                                                  43,191
          19,936   RENTOKIL INITIAL PLC ADR<<                                                                              268,420
           6,046   REUTERS GROUP PLC ADR                                                                                   255,383
           3,118   ROBERT HALF INTERNATIONAL INCORPORATED                                                                   77,763
           2,958   RSA SECURITY INCORPORATED+                                                                               36,383
           1,626   SAFENET INCORPORATED+                                                                                    51,089
           7,542   SAP AG<<                                                                                                311,108
           7,730   SIEBEL SYSTEMS INCORPORATED                                                                              71,271
          46,673   SUN MICROSYSTEMS INCORPORATED+                                                                          177,824
           4,468   SUNGARD DATA SYSTEMS INCORPORATED+                                                                      155,084
           2,695   SYBASE INCORPORATED+                                                                                     54,978
           9,474   SYMANTEC CORPORATION+                                                                                   214,207
           3,589   SYNOPSYS INCORPORATED+                                                                                   64,853
           2,679   TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+<<                                                            69,011
           5,893   TIBCO SOFTWARE INCORPORATED+                                                                             37,362
           2,607   TRANSACTION SYSTEMS ARCHITECTS INCORPORATED CLASS A+                                                     59,387
             592   TRAVELZOO INCORPORATED+<<                                                                                19,483
           6,212   UNISYS CORPORATION+                                                                                      44,975
           2,873   UNITED ONLINE INCORPORATED<<                                                                             37,177
           3,030   UNITED RENTALS INCORPORATED+                                                                             60,842
           1,516   USA MOBILITY INCORPORATED+                                                                               40,113
           4,048   VERISIGN INCORPORATED+                                                                                  130,953
           6,473   VERITAS SOFTWARE CORPORATION+                                                                           160,984
           2,181   VIAD CORPORATION                                                                                         60,632
           1,355   WEBSENSE INCORPORATED+<<                                                                                 72,777
           4,177   WPP GROUP PLC ADR<<                                                                                     222,049
          15,703   YAHOO! INCORPORATED+                                                                                    584,152

                                                                                                                        13,982,835
                                                                                                                    --------------

CHEMICALS & ALLIED PRODUCTS - 6.44%
          20,095   ABBOTT LABORATORIES                                                                                     969,383
           3,153   ABGENIX INCORPORATED+<<                                                                                  22,702
           3,097   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                   186,532
           6,543   AKZO NOBEL NV ADR                                                                                       257,140
           1,728   ALBERTO-CULVER COMPANY CLASS B                                                                           76,602
           3,875   ALKERMES INCORPORATED+                                                                                   44,950
          16,750   AMGEN INCORPORATED+                                                                                   1,048,215
           1,882   ANDRX CORPORATION+<<                                                                                     37,602
          12,246   ASTRAZENECA PLC ADR<<                                                                                   520,700
           1,415   AVERY DENNISON CORPORATION                                                                               74,217
           6,692   AVON PRODUCTS INCORPORATED                                                                              265,940
           6,795   BASF AG ADR<<                                                                                           451,188
           8,296   BAYER AG ADR                                                                                            280,654
           4,796   BIOGEN IDEC INCORPORATED+                                                                               187,524
          25,017   BRISTOL-MYERS SQUIBB COMPANY                                                                            634,431
           2,319   CABOT CORPORATION                                                                                        67,251
           1,749   CHIRON CORPORATION+<<                                                                                    65,658
           1,282   CLOROX COMPANY                                                                                           74,882
           6,753   COLGATE PALMOLIVE COMPANY                                                                               337,447
           6,378   CROMPTON CORPORATION<<                                                                                   97,902
           3,498   DENDREON CORPORATION+<<                                                                                  18,504

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
           4,127   DISCOVERY LABORATORIES INCORPORATED+<<                                                           $       29,095
          12,659   DOW CHEMICAL COMPANY                                                                                    573,326
          12,822   DU PONT (E.I.) DE NEMOURS & COMPANY                                                                     596,351
           1,854   EASTMAN CHEMICAL COMPANY                                                                                108,978
           3,610   ECOLAB INCORPORATED                                                                                     116,711
          12,377   ELI LILLY & COMPANY                                                                                     721,579
           1,959   ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                              76,577
           5,155   FOREST LABORATORIES INCORPORATED+                                                                       198,880
          12,849   GENAERA CORPORATION+                                                                                     25,827
           6,122   GENENTECH INCORPORATED+                                                                                 485,169
           4,003   GENZYME CORPORATION+                                                                                    249,747
           6,322   GILEAD SCIENCES INCORPORATED+                                                                           257,938
          13,256   GILLETTE COMPANY                                                                                        699,122
          19,084   GLAXOSMITHKLINE PLC ADR<<                                                                               948,475
           2,534   GREAT LAKES CHEMICAL CORPORATION                                                                         85,903
           3,374   HOSPIRA INCORPORATED+                                                                                   128,482
           1,284   IMCLONE SYSTEMS INCORPORATED+                                                                            42,552
          13,376   INKINE PHARMACEUTICAL COMPANY INCORPORATED+<<                                                            30,497
           2,186   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                          81,079
             907   INVITROGEN CORPORATION+                                                                                  71,952
           3,621   IVAX CORPORATION+<<                                                                                      71,153
           2,373   K-V PHARMACEUTICAL COMPANY CLASS A+                                                                      47,223
           4,161   KING PHARMACEUTICALS INCORPORATED+                                                                       39,363
           3,150   LIGAND PHARMACEUTICALS INCORPORATED CLASS B+<<                                                           18,396
           2,116   LUBRIZOL CORPORATION                                                                                     83,307
           3,757   MEDAREX INCORPORATED+<<                                                                                  28,478
           1,951   MEDICINES COMPANY+<<                                                                                     42,805
           1,553   MEDICIS PHARMACEUTICAL CORPORATION CLASS A<<                                                             43,764
           3,674   MEDIMMUNE INCORPORATED+                                                                                  96,994
          28,419   MERCK & COMPANY INCORPORATED                                                                            921,912
           5,325   MILLENNIUM PHARMACEUTICALS INCORPORATED+                                                                 44,570
           4,294   MONSANTO COMPANY                                                                                        244,758
           4,346   MYLAN LABORATORIES INCORPORATED                                                                          71,709
          21,917   NOVARTIS AG ADR                                                                                       1,070,207
           4,743   NOVO NORDISK A/S ADR<<                                                                                  244,691
           2,174   NPS PHARMACEUTICALS INCORPORATED+<<                                                                      25,153
           1,837   OM GROUP INCORPORATED+                                                                                   46,292
           1,771   ONYX PHARMACEUTICALS INCORPORATED+                                                                       44,257
           1,284   OSI PHARMACEUTICALS INCORPORATED+                                                                        47,726
           1,280   PAR PHARMACEUTICAL COMPANIES INCORPORATED+<<                                                             40,960
          98,044   PFIZER INCORPORATED                                                                                   2,735,428
           2,464   PPG INDUSTRIES INCORPORATED                                                                             161,121
           4,813   PRAXAIR INCORPORATED                                                                                    225,585
          31,975   PROCTER & GAMBLE COMPANY<<                                                                            1,763,421
           2,189   PROTEIN DESIGN LABS INCORPORATED+                                                                        41,810
          13,482   ROCHE HOLDING AG ADR                                                                                    852,236
           2,472   ROHM & HAAS COMPANY                                                                                     115,319
           2,326   SALIX PHARMACEUTICALS LIMITED+<<                                                                         40,728
          15,411   SANOFI-AVENTIS ADR                                                                                      693,495
          19,987   SCHERING-PLOUGH CORPORATION                                                                             389,747
           1,835   SEPRACOR INCORPORATED+<<                                                                                111,495
          25,508   SHISEIDO COMPANY LIMITED<<                                                                              309,338
           1,289   SIGMA-ALDRICH CORPORATION                                                                                77,224
          21,425   SYNGENTA AG ADR+                                                                                        442,212
           1,381   VALSPAR CORPORATION<<                                                                                    65,459
           4,436   VERTEX PHARMACEUTICALS INCORPORATED+                                                                     61,749
          13,547   VION PHARMACEUTICALS INCORPORATED+                                                                       32,919
          17,428   WYETH                                                                                                   755,852

                                                                                                                        23,396,520
                                                                                                                    --------------

COAL MINING - 0.07%
           2,442   ARCH COAL INCORPORATED                                                                                  118,315

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COAL MINING (continued)
           2,795   CONSOL ENERGY INCORPORATED                                                                       $      133,741

                                                                                                                           252,056
                                                                                                                    --------------

COMMUNICATIONS - 3.31%
           3,028   ALLTEL CORPORATION<<                                                                                    176,139
           4,740   AMERICAN TOWER CORPORATION CLASS A+<<                                                                    85,510
          11,555   AT&T CORPORATION                                                                                        217,118
           7,190   AVAYA INCORPORATED+                                                                                      65,788
          23,174   BELLSOUTH CORPORATION                                                                                   620,136
           4,617   BRITISH SKY BROADCASTING GROUP PLC ADR<<                                                                184,080
           8,870   BT GROUP PLC ADR<<                                                                                      348,147
           3,876   CABLEVISION SYSTEMS NEW YORK GROUP CLASS A+                                                              99,148
           2,706   CENTURYTEL INCORPORATED                                                                                  88,730
           7,155   CINCINNATI BELL INCORPORATED+<<                                                                          28,262
           6,240   CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                               182,395
          28,796   COMCAST CORPORATION CLASS A+                                                                            927,231
           4,460   CROWN CASTLE INTERNATIONAL CORPORATION+                                                                  79,299
          23,466   DEUTSCHE TELEKOM AG ADR<<                                                                               437,641
           9,532   DIRECTV GROUP INCORPORATED+<<                                                                           142,313
           4,069   ECHOSTAR COMMUNICATIONS CORPORATION CLASS A+                                                            118,937
           3,267   EMMIS COMMUNICATIONS CORPORATION CLASS A+                                                                58,022
           1,046   EQUINIX INCORPORATED+                                                                                    39,853
           5,263   EXTREME NETWORKS INCORPORATED+                                                                           24,052
           3,018   FOUNDRY NETWORKS INCORPORATED+                                                                           27,886
          11,168   FRANCE TELECOM SA ADR<<                                                                                 315,719
           5,639   IAC INTERACTIVECORP+<<                                                                                  138,155
           2,844   LAGARDERE SCA ADR+                                                                                      203,324
           1,961   LIBERTY CORPORATION                                                                                      70,812
           2,893   LIBERTY MEDIA INTERNATIONAL INCORPORATED CLASS A+                                                       121,246
           3,030   LIN TV CORPORATION CLASS A+                                                                              44,087
          14,381   NEXTEL COMMUNICATIONS INCORPORATED CLASS A+                                                             434,019
           3,596   NEXTEL PARTNERS INCORPORATED CLASS A+<<                                                                  85,405
          10,030   NIPPON TELEGRAPH AND TELEPHONE CORPORATION ADR                                                          205,314
           1,549   NTL INCORPORATED+                                                                                        99,570
          18,108   NTT DOCOMO INCORPORATED ADR                                                                             273,974
          23,822   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+<<                                                       93,382
           7,601   REED ELSEVIER PLC ADR<<                                                                                 293,171
           3,639   SAGA COMMUNICATIONS INCORPORATED CLASS A+                                                                50,218
          41,248   SBC COMMUNICATIONS INCORPORATED<<                                                                       964,378
          20,294   SPRINT CORPORATION-FON GROUP                                                                            480,765
          11,227   TDC A/S ADR                                                                                             247,331
          15,824   TELEFONAKTIEBOLAGET LM ERICSSON ADR<<                                                                   497,348
          12,630   TELEFONICA SA ADR                                                                                       637,057
           1,021   TELEPHONE AND DATA SYSTEMS INCORPORATED                                                                  39,564
           1,021   TELEPHONE AND DATA SYSTEMS INCORPORATED SHS+                                                             38,798
           4,052   UNIVISION COMMUNICATIONS INCORPORATED CLASS A+<<                                                        107,824
           2,970   UTSTARCOM INCORPORATED+<<                                                                                21,859
          34,835   VERIZON COMMUNICATIONS INCORPORATED                                                                   1,232,462
          47,046   VODAFONE GROUP PLC ADR                                                                                1,184,618
           1,983   WESTERN WIRELESS CORPORATION CLASS A+                                                                    78,943
           2,981   XM SATELLITE RADIO HOLDINGS INCORPORATED+<<                                                              95,720

                                                                                                                        12,005,750
                                                                                                                    --------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.01%
           2,275   DYCOM INDUSTRIES INCORPORATED+                                                                           44,681
                                                                                                                    --------------

DEPOSITORY INSTITUTIONS - 7.53%
           4,057   ABC BANCORP<<                                                                                            72,012
          15,054   ABN AMRO HOLDING NV ADR<<                                                                               350,753
          10,671   ALLIED IRISH BANKS PLC ADR                                                                              445,408

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
DEPOSITORY INSTITUTIONS (continued)
           3,816   AMCORE FINANCIAL INCORPORATED                                                                    $      106,314
           5,934   AMSOUTH BANCORPORATION                                                                                  158,200
           3,908   ASSOCIATED BANC-CORP                                                                                    130,605
          35,220   BANCO BILBAO VIZCAYA ARGENTARIA SA ADR                                                                  552,602
          47,083   BANCO SANTANDER CENTRAL HISPANO SA ADR<<                                                                540,042
           5,701   BANCTRUST FINANCIAL GROUP INCORPORATED                                                                  112,709
          51,478   BANK OF AMERICA CORPORATION                                                                           2,384,461
           9,867   BANK OF NEW YORK COMPANY INCORPORATED                                                                   284,367
          13,935   BARCLAYS PLC ADR<<                                                                                      533,432
           9,022   BAYERISCHE HYPO-UND VEREINSBANK AG ADR+<<                                                               222,798
           7,272   BB&T CORPORATION                                                                                        290,444
          14,756   BNP PARIBAS SA ADR<<                                                                                    497,862
           2,944   BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED                                                           72,069
           2,844   BRYN MAWR BANK CORPORATION                                                                               55,430
           3,333   CAPITOL BANCORP LIMITED                                                                                 103,156
           6,372   CASCADE BANCORP                                                                                         131,773
           3,079   CENTRAL PACIFIC FINANCIAL CORPORATION                                                                   109,304
           3,714   CHITTENDEN CORPORATION<<                                                                                 97,492
          65,102   CITIGROUP INCORPORATED                                                                                3,066,955
           3,569   CITIZENS BANKING CORPORATION MICHIGAN<<                                                                 103,430
           3,495   CITY BANK LYNNWOOD WASHINGTON                                                                           108,694
           1,330   CITY NATIONAL CORPORATION                                                                                94,470
           7,646   COASTAL FINANCIAL CORPORATION                                                                           114,002
           4,072   COBIZ INCORPORATED<<                                                                                     73,215
           2,107   COLUMBIA BANCORP                                                                                         72,881
           2,053   COMERICA INCORPORATED                                                                                   114,722
           2,261   COMMERCE BANCSHARES INCORPORATED                                                                        110,224
           4,079   COMMERCIAL FEDERAL CORPORATION                                                                          102,016
           3,341   COMMUNITY BANK SYSTEM INCORPORATED                                                                       77,845
           3,285   COMPASS BANCSHARES INCORPORATED                                                                         146,412
           5,295   DEUTSCHE BANK AG                                                                                        412,586
           5,908   FIFTH THIRD BANCORP                                                                                     251,799
           2,039   FIRST HORIZON NATIONAL CORPORATION                                                                       86,107
           3,105   FIRST OAK BROOK BANCSHARES INCORPORATED                                                                  85,667
           3,301   FIRST OF LONG ISLAND CORPORATION                                                                        130,389
           2,934   FIRST PLACE FINANCIAL CORPORATION                                                                        57,770
           3,211   FIRST REPUBLIC BANK                                                                                     103,009
           3,998   FIRSTMERIT CORPORATION                                                                                  101,949
           4,725   FULTON FINANCIAL CORPORATION                                                                            102,674
           2,401   GERMAN AMERICAN BANCORP                                                                                  31,693
           3,346   GOLDEN WEST FINANCIAL CORPORATION                                                                       209,526
          11,709   HBOS PLC ADR<<                                                                                          512,488
           4,098   HIBERNIA CORPORATION CLASS A                                                                            131,751
           9,698   HORIZON FINANCIAL CORPORATION                                                                           194,930
          14,574   HSBC HOLDINGS PLC ADR<<                                                                               1,156,593
           4,187   HUNTINGTON BANCSHARES INCORPORATED<<                                                                     97,641
           6,685   HYPO REAL ESTATE HOLDING AG ADR                                                                         264,551
           1,710   IBERIABANK CORPORATION                                                                                  100,616
           4,398   INTERCHANGE FINANCIAL SERVICES CORPORATION                                                               79,868
           1,677   INVESTORS FINANCIAL SERVICES CORPORATION<<                                                               69,579
           1,361   ITLA CAPITAL CORPORATION+                                                                                67,805
          44,525   JP MORGAN CHASE & COMPANY                                                                             1,591,769
           5,357   KEYCORP                                                                                                 175,495
          13,249   LLOYDS TSB GROUP PLC ADR                                                                                441,457
           1,162   M&T BANK CORPORATION                                                                                    118,687
           3,907   MARSHALL & ILSLEY CORPORATION                                                                           169,994
           4,757   MELLON FINANCIAL CORPORATION                                                                            132,054
           2,334   MERCANTILE BANKSHARES CORPORATION                                                                       121,671
           5,756   NATIONAL AUSTRALIA BANK LIMITED ADR                                                                     684,388
          86,609   NATIONAL BANK OF GREECE SA ADR<<                                                                        580,280
           6,621   NATIONAL CITY CORPORATION                                                                               228,822
           5,294   NEW YORK COMMUNITY BANCORP INCORPORATED                                                                  96,457
           6,403   NORTH FORK BANCORPORATION INCORPORATED                                                                  174,546

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
DEPOSITORY INSTITUTIONS (continued)
           3,051   NORTHERN TRUST CORPORATION                                                                       $      140,102
           1,140   PARK NATIONAL CORPORATION                                                                               117,705
           2,316   PEOPLES BANCORP INCORPORATED                                                                             65,311
           3,762   PFF BANCORP INCORPORATED                                                                                109,248
           2,712   PNC FINANCIAL SERVICES GROUP                                                                            148,211
           3,746   PROSPERITY BANCSHARES INCORPORATED                                                                      101,592
           2,956   R&G FINANCIAL CORPORATION CLASS B                                                                        42,626
           6,283   REGIONS FINANCIAL CORPORATION                                                                           211,611
          19,328   SANPAOLO IMI SPA<<                                                                                      539,251
           2,637   SMITHTOWN BANCORPORATION INCORPORATED                                                                    70,487
          20,493   SOCIETE GENERALE<<                                                                                      404,101
           5,787   SOVEREIGN BANCORP INCORPORATED                                                                          129,166
           3,836   STATE BANCORP INCORPORATED                                                                               85,658
           3,915   STATE STREET CORPORATION                                                                                187,920
           4,776   STERLING BANCORPORATION NY                                                                              101,012
           3,661   SUNTRUST BANKS INCORPORATED                                                                             269,486
           2,441   SVB FINANCIAL GROUP+                                                                                    116,582
           5,513   SYNOVUS FINANCIAL CORPORATION                                                                           160,263
           3,123   TCF FINANCIAL CORPORATION                                                                                80,854
           2,347   TOMPKINS TRUSTCOMPANY INCORPORATED                                                                       96,927
           4,128   TRUSTMARK CORPORATION                                                                                   117,937
          25,306   US BANCORP                                                                                              742,225
           4,366   VALLEY NATIONAL BANCORP                                                                                 104,173
          20,767   WACHOVIA CORPORATION                                                                                  1,053,925
          10,161   WASHINGTON MUTUAL INCORPORATED<<                                                                        419,649
           1,939   WEBSTER FINANCIAL CORPORATION                                                                            90,939
          14,049   WESTPAC BANKING CORPORATION ADR                                                                       1,048,477
           2,714   WILMINGTON TRUST CORPORATION                                                                             97,243
           1,870   WINTRUST FINANCIAL CORPORATION<<                                                                         93,631
           2,596   YARDVILLE NATIONAL BANCORP                                                                               88,030
           1,583   ZIONS BANCORPORATION                                                                                    112,140

                                                                                                                        27,347,192
                                                                                                                    --------------

EATING & DRINKING PLACES - 0.39%
           3,246   BOB EVANS FARMS INCORPORATED                                                                             75,957
           2,173   BRINKER INTERNATIONAL INCORPORATED+<<                                                                    81,748
           2,739   CHEESECAKE FACTORY INCORPORATED+                                                                         96,714
           3,673   DARDEN RESTAURANTS INCORPORATED                                                                         119,299
           2,443   JACK IN THE BOX INCORPORATED+                                                                           101,336
           2,632   KRISPY KREME DOUGHNUTS INCORPORATED+<<                                                                   21,293
          16,963   MCDONALD'S CORPORATION                                                                                  524,835
           1,772   OUTBACK STEAKHOUSE INCORPORATED                                                                          78,411
           2,031   WENDY'S INTERNATIONAL INCORPORATED                                                                       91,659
           4,662   YUM! BRANDS INCORPORATED                                                                                239,114

                                                                                                                         1,430,366
                                                                                                                    --------------

EDUCATIONAL SERVICES - 0.07%
           2,477   APOLLO GROUP INCORPORATED CLASS A+                                                                      194,445
           2,129   CAREER EDUCATION CORPORATION+<<                                                                          73,812

                                                                                                                           268,257
                                                                                                                    --------------

ELECTRIC, GAS & SANITARY SERVICES - 3.37%
          11,307   AES CORPORATION+                                                                                        168,361
           3,870   ALLEGHENY ENERGY INCORPORATED+<<                                                                         93,577
           5,748   ALLIED WASTE INDUSTRIES INCORPORATED+                                                                    44,317
           2,731   AMEREN CORPORATION                                                                                      149,058
           5,732   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                            204,575
          12,623   BG GROUP PLC ADR<<                                                                                      483,966
           2,614   BLACK HILLS CORPORATION                                                                                  95,725

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
          16,470   CALPINE CORPORATION+<<                                                                           $       49,081
           6,206   CENTERPOINT ENERGY INCORPORATED                                                                          76,086
           3,085   CH ENERGY GROUP INCORPORATED                                                                            139,442
           2,362   CINERGY CORPORATION                                                                                      97,385
           7,875   CITIZENS COMMUNICATIONS COMPANY                                                                         107,415
          67,542   CLP HOLDINGS LIMITED                                                                                    386,360
           6,418   CMS ENERGY CORPORATION+                                                                                  84,910
           3,162   CONNECTICUT WATER SERVICE INCORPORATED                                                                   79,113
           2,754   CONSOLIDATED EDISON INCORPORATED                                                                        125,335
           2,858   CONSTELLATION ENERGY GROUP INCORPORATED                                                                 152,760
           4,198   DOMINION RESOURCES INCORPORATED                                                                         295,161
           2,282   DTE ENERGY COMPANY                                                                                      108,486
          13,232   DUKE ENERGY CORPORATION<<                                                                               363,615
          16,626   E.ON AG                                                                                                 482,154
           5,459   EDISON INTERNATIONAL                                                                                    200,618
          10,304   EL PASO CORPORATION                                                                                     106,543
          16,476   ENDESA SA ADR                                                                                           360,001
           2,759   ENERGYSOUTH INCORPORATED                                                                                 74,272
           2,597   ENTERGY CORPORATION                                                                                     186,543
           9,349   EXELON CORPORATION                                                                                      438,001
           4,420   FIRSTENERGY CORPORATION                                                                                 195,806
           4,729   FPL GROUP INCORPORATED                                                                                  192,234
         423,512   HONG KONG & CHINA GAS COMPANY LIMITED ADR                                                               851,979
          61,326   HONG KONG ELECTRIC HOLDINGS LIMITED ADR                                                                 271,184
           9,491   INTERNATIONAL POWER PLC<<                                                                               339,303
           2,921   KEYSPAN CORPORATION                                                                                     116,081
           1,686   KINDER MORGAN INCORPORATED                                                                              131,019
           4,634   LACLEDE GROUP INCORPORATED                                                                              138,557
           4,284   MIDDLESEX WATER COMPANY                                                                                  82,853
           9,094   NATIONAL GRID TRANSCO PLC<<                                                                             448,516
           5,464   NISOURCE INCORPORATED                                                                                   131,682
           1,773   NSTAR                                                                                                   103,791
           5,850   PG&E CORPORATION                                                                                        209,254
           1,786   PINNACLE WEST CAPITAL CORPORATION                                                                        78,798
           3,108   PPL CORPORATION                                                                                         178,741
           3,644   PROGRESS ENERGY INCORPORATED                                                                            161,174
           3,729   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                            206,959
           7,982   RELIANT RESOURCES INCORPORATED+<<                                                                        98,179
           6,661   RWE AG<<                                                                                                408,766
           9,814   SCOTTISH POWER PLC                                                                                      331,419
           3,460   SEMPRA ENERGY                                                                                           137,258
           9,039   SOUTHERN COMPANY                                                                                        306,874
          13,997   SUEZ SA<<                                                                                               377,079
           3,795   TXU CORPORATION                                                                                         304,663
           2,473   UIL HOLDINGS CORPORATION                                                                                128,200
          20,703   UNITED UTILITIES PLC<<                                                                                  517,989
           7,342   WASTE MANAGEMENT INCORPORATED                                                                           216,516
           8,972   WILLIAMS COMPANIES INCORPORATED                                                                         165,175
           1,995   WPS RESOURCES CORPORATION                                                                               109,984
           7,904   XCEL ENERGY INCORPORATED<<                                                                              145,671

                                                                                                                        12,238,564
                                                                                                                    --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.33%
           6,109   ADVANCED MICRO DEVICES INCORPORATED+<<                                                                  100,188
          10,480   ALCATEL SA ADR+<<                                                                                       114,442
           5,475   ALTERA CORPORATION+                                                                                     121,490
           3,986   AMERICAN POWER CONVERSION CORPORATION                                                                   101,483
           4,792   ANALOG DEVICES INCORPORATED                                                                             177,687
           3,777   ANDREW CORPORATION+                                                                                      50,083
           6,682   APPLIED MICRO CIRCUITS CORPORATION+                                                                      19,177
           1,209   APPLIED SIGNAL TECHNOLOGY INCORPORATED                                                                   21,157
           1,919   ATMI INCORPORATED+                                                                                       53,924

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
           3,848   BROADCOM CORPORATION CLASS A+<<                                                                  $      136,565
           7,462   CANON INCORPORATED ADR                                                                                  404,813
          28,726   CHARTERED SEMICONDUCTOR+<<                                                                              206,827
          87,539   CISCO SYSTEMS INCORPORATED+                                                                           1,696,506
           3,909   COMVERSE TECHNOLOGY INCORPORATED+                                                                        91,979
           1,773   CREE INCORPORATED+<<                                                                                     53,261
           1,875   CYMER INCORPORATED+<<                                                                                    53,269
           3,310   CYPRESS SEMICONDUCTOR+                                                                                   42,798
           1,779   DITECH COMMUNICATIONS CORPORATION+<<                                                                     12,827
           2,170   ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+<<                                                            38,930
           4,919   EMERSON ELECTRIC COMPANY                                                                                326,966
           3,437   FREESCALE SEMICONDUCTOR INCORPORATED CLASS B+                                                            69,427
           6,669   GEMSTAR-TV GUIDE INTERNATIONAL INCORPORATED+                                                             22,675
         134,832   GENERAL ELECTRIC COMPANY                                                                              4,918,671
           1,084   HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                             89,820
           2,832   HARRIS CORPORATION                                                                                       81,392
           9,969   INFINEON TECHNOLOGIES AG ADR+                                                                            87,927
           3,691   INTEGRATED DEVICE TECHNOLOGY INCORPORATED+<<                                                             45,141
          81,947   INTEL CORPORATION                                                                                     2,206,833
           3,197   INTERDIGITAL COMMUNICATIONS CORPORATION+                                                                 59,017
           1,565   INTERNATIONAL RECTIFIER CORPORATION+<<                                                                   74,776
           3,245   INTERSIL CORPORATION CLASS A                                                                             60,876
           3,269   JABIL CIRCUIT INCORPORATED+                                                                              95,553
          21,032   JDS UNIPHASE CORPORATION+                                                                                32,179
           2,952   KLA-TENCOR CORPORATION                                                                                  134,050
           9,822   KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV NY SHARES<<                                                  251,640
           1,602   L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                113,390
           8,573   LATTICE SEMICONDUCTOR CORPORATION+                                                                       36,178
           3,707   LINEAR TECHNOLOGY CORPORATION                                                                           138,901
           1,785   LITTELFUSE INCORPORATED+                                                                                 53,693
           6,466   LSI LOGIC CORPORATION+                                                                                   47,590
          54,668   LUCENT TECHNOLOGIES INCORPORATED+<<                                                                     153,617
          27,755   MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED ADR                                                      415,770
           4,311   MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                  169,853
           1,925   MAYTAG CORPORATION<<                                                                                     28,086
           5,184   MCDATA CORPORATION CLASS A+<<                                                                            19,751
           3,268   MICROCHIP TECHNOLOGY INCORPORATED                                                                        96,863
           8,643   MICRON TECHNOLOGY INCORPORATED+<<                                                                        94,900
           2,787   MINDSPEED TECHNOLOGIES INCORPORATED+<<                                                                    3,985
          33,328   MINEBEA COMPANY LIMITED ADR                                                                             273,983
           2,969   MOLEX INCORPORATED<<                                                                                     78,649
          32,405   MOTOROLA INCORPORATED                                                                                   562,875
           4,083   MYKROLIS CORPORATION+                                                                                    55,080
           3,181   NATIONAL PRESTO INDUSTRIES INCORPORATED                                                                 136,306
           5,778   NATIONAL SEMICONDUCTOR CORPORATION                                                                      116,253
           5,150   NETWORK APPLIANCE INCORPORATED+                                                                         148,114
           8,049   NIDEC CORPORATION ADR<<                                                                                 223,360
          23,907   NOKIA OYJ ADR                                                                                           403,072
           2,640   NOVELLUS SYSTEMS INCORPORATED+                                                                           70,356
           3,738   NVIDIA CORPORATION+                                                                                     101,636
          10,285   OMRON CORPORATION                                                                                       228,078
           3,228   OPENWAVE SYSTEMS INCORPORATED+<<                                                                         50,195
           9,791   PIONEER CORPORATION                                                                                     161,551
           2,919   PLEXUS CORPORATION+<<                                                                                    40,136
           5,906   PMC-SIERRA INCORPORATED+                                                                                 51,796
           3,308   POLYCOM INCORPORATED+                                                                                    56,600
           1,838   QLOGIC CORPORATION+<<                                                                                    58,853
          21,520   QUALCOMM INCORPORATED                                                                                   801,835
           2,291   RAMBUS INCORPORATED+                                                                                     35,121
           6,449   RF MICRO DEVICES INCORPORATED+                                                                           29,988
           3,052   ROCKWELL COLLINS INCORPORATED                                                                           150,738
           1,292   ROGERS CORPORATION+                                                                                      53,476
           9,166   SANMINA-SCI CORPORATION+                                                                                 47,022

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
           3,060   SCIENTIFIC-ATLANTA INCORPORATED                                                                  $      101,898
           4,697   SKYWORKS SOLUTIONS INCORPORATED+<<                                                                       29,732
          10,559   SONY CORPORATION ADR<<                                                                                  393,534
           7,223   SPATIALIGHT INCORPORATED+<<                                                                              43,844
           5,145   STMICROELECTRONICS NV NY SHARES<<                                                                        80,108
           3,062   TDK CORPORATION ADR<<                                                                                   223,465
           7,764   TELLABS INCORPORATED+                                                                                    63,820
          22,861   TEXAS INSTRUMENTS INCORPORATED<<                                                                        631,878
           3,260   THOMAS & BETTS CORPORATION+                                                                             100,669
           4,972   TRIQUINT SEMICONDUCTOR INCORPORATED+                                                                     16,855
          15,099   VALENCE TECHNOLOGY INCORPORATED+<<                                                                       44,693
           1,672   VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                  67,850
           3,495   VISHAY INTERTECHNOLOGY INCORPORATED+<<                                                                   45,085
           4,482   XILINX INCORPORATED                                                                                     124,375
           2,306   ZORAN CORPORATION+                                                                                       28,456

                                                                                                                        19,358,261
                                                                                                                    --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.32%
           2,740   AMYLIN PHARMACEUTICALS INCORPORATED+<<                                                                   43,785
           2,936   APPLERA CORPORATION-CELERA GENOMICS GROUP+                                                               29,125
           5,870   AXONYX INCORPORATED+<<                                                                                    7,572
           2,103   CDI CORPORATION                                                                                          44,878
           2,832   CELGENE CORPORATION+<<                                                                                  119,907
           1,112   CEPHALON INCORPORATED+<<                                                                                 47,171
           4,056   CURAGEN CORPORATION+<<                                                                                   17,360
           3,089   ERESEARCH TECHNOLOGY INCORPORATED+<<                                                                     37,809
           1,732   FLUOR CORPORATION                                                                                        99,504
           1,255   GEN-PROBE INCORPORATED+                                                                                  48,769
           3,173   INCYTE CORPORATION+                                                                                      24,210
           4,218   MOODY'S CORPORATION                                                                                     182,513
           2,504   NAVIGANT CONSULTING INCORPORATED+                                                                        57,442
           4,611   PAYCHEX INCORPORATED                                                                                    133,166
           1,238   QUEST DIAGNOSTICS INCORPORATED                                                                          129,990
           7,486   SERVICEMASTER COMPANY                                                                                    97,318
           2,409   TELIK INCORPORATED+<<                                                                                    34,352

                                                                                                                         1,154,871
                                                                                                                    --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.21%
           1,004   ALLIANT TECHSYSTEMS INCORPORATED+                                                                        71,987
           2,674   BALL CORPORATION                                                                                        100,409
           2,407   CRANE COMPANY                                                                                            63,232
           2,089   FORTUNE BRANDS INCORPORATED                                                                             180,698
           2,818   ILLINOIS TOOL WORKS INCORPORATED                                                                        237,924
           1,728   NCI BUILDING SYSTEMS INCORPORATED+<<                                                                     59,685
           2,976   TASER INTERNATIONAL INCORPORATED+<<                                                                      33,748

                                                                                                                           747,683
                                                                                                                    --------------

FINANCIAL SERVICES - 0.02%
           4,798   JANUS CAPITAL GROUP INCORPORATED                                                                         73,697
                                                                                                                    --------------

FOOD & KINDRED PRODUCTS - 2.27%
           7,566   ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                   354,467
           9,296   ARCHER-DANIELS-MIDLAND COMPANY                                                                          184,525
          12,373   CADBURY SCHWEPPES PLC ADR<<                                                                             487,744
           3,909   CAMPBELL SOUP COMPANY                                                                                   121,296
          25,774   COCA-COLA COMPANY                                                                                     1,150,294
           3,950   COCA-COLA ENTERPRISES INCORPORATED                                                                       86,426
          52,503   COMPASS GROUP PLC<<                                                                                     207,644
           7,216   CONAGRA FOODS INCORPORATED                                                                              188,698

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
FOOD & KINDRED PRODUCTS (continued)
           4,730   DEL MONTE FOODS COMPANY+                                                                         $       49,381
           9,622   DIAGEO PLC ADR<<                                                                                        559,231
           2,904   FLOWERS FOODS INCORPORATED                                                                               94,816
           3,810   GENERAL MILLS INCORPORATED                                                                              188,595
           1,394   HANSEN NATURAL CORPORATION+<<                                                                           103,909
           4,579   HERCULES INCORPORATED+<<                                                                                 63,282
           2,802   HERSHEY FOODS CORPORATION                                                                               179,916
           4,219   HJ HEINZ COMPANY                                                                                        153,445
           2,414   HORMEL FOODS CORPORATION                                                                                 71,503
           1,681   JM SMUCKER COMPANY                                                                                       83,731
           3,234   KELLOGG COMPANY                                                                                         147,115
          44,666   KIRIN BREWERY COMPANY LIMITED                                                                           442,193
           3,456   KRAFT FOODS INCORPORATED CLASS A                                                                        112,113
           2,696   MCCORMICK & COMPANY INCORPORATED                                                                         91,233
          20,125   NESTLE SA ADR<<                                                                                       1,327,523
           3,308   PEPSI BOTTLING GROUP INCORPORATED                                                                        93,848
           3,040   PEPSIAMERICAS INCORPORATED                                                                               73,629
          21,085   PEPSICO INCORPORATED                                                                                  1,187,085
          11,098   SARA LEE CORPORATION                                                                                    225,178
           4,566   TYSON FOODS INCORPORATED CLASS A                                                                         84,288
           1,985   WM. WRIGLEY JR. COMPANY                                                                                 135,516

                                                                                                                         8,248,624
                                                                                                                    --------------

FOOD STORES - 0.62%
           4,592   ALBERTSON'S INCORPORATED<<                                                                               96,386
          11,692   COLES MYER LIMITED ADR                                                                                  650,309
          23,526   KONINKLIJKE AHOLD NV ADR+                                                                               178,798
          10,073   KROGER COMPANY+<<                                                                                       168,924
           5,838   SAFEWAY INCORPORATED                                                                                    128,495
           6,051   STARBUCKS CORPORATION+                                                                                  331,292
          32,487   TESCO PLC ADR<<                                                                                         555,976
           1,085   WHOLE FOODS MARKET INCORPORATED<<                                                                       129,093

                                                                                                                         2,239,273
                                                                                                                    --------------

FORESTRY - 0.05%
           3,057   WEYERHAEUSER COMPANY                                                                                    196,107
                                                                                                                    --------------

FURNITURE & FIXTURES - 0.22%
           1,576   ETHAN ALLEN INTERIORS INCORPORATED<<                                                                     49,171
           2,550   HERMAN MILLER INCORPORATED                                                                               74,230
           1,141   HILLENBRAND INDUSTRIES INCORPORATED                                                                      57,575
           1,706   HNI CORPORATION                                                                                          88,013
           2,673   HOOKER FURNITURE CORPORATION                                                                             39,427
           4,388   LEGGETT & PLATT INCORPORATED                                                                            116,896
           6,964   MASCO CORPORATION                                                                                       222,987
           4,709   NEWELL RUBBERMAID INCORPORATED                                                                          107,318
           2,402   SELECT COMFORT CORPORATION+<<                                                                            58,369

                                                                                                                           813,986
                                                                                                                    --------------

GENERAL MERCHANDISE STORES - 0.95%
           2,026   BJ'S WHOLESALE CLUB INCORPORATED+                                                                        61,084
           5,368   DOLLAR GENERAL CORPORATION                                                                              105,266
           2,528   FAMILY DOLLAR STORES INCORPORATED                                                                        64,894
           2,349   FEDERATED DEPARTMENT STORES INCORPORATED<<                                                              158,440
           3,584   FOOT LOCKER INCORPORATED<<                                                                               94,653
           2,317   FRED'S INCORPORATED                                                                                      34,361
           3,731   JC PENNEY COMPANY INCORPORATED                                                                          185,655
           4,274   MAY DEPARTMENT STORES COMPANY                                                                           163,096
           3,487   SAKS INCORPORATED+                                                                                       59,767

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
GENERAL MERCHANDISE STORES (continued)
           1,902   SEARS HOLDINGS CORPORATION+                                                                      $      279,032
          11,832   TARGET CORPORATION                                                                                      635,378
           7,777   TJX COMPANIES INCORPORATED                                                                              178,327
          30,318   WAL-MART STORES INCORPORATED                                                                          1,431,919

                                                                                                                         3,451,872
                                                                                                                    --------------

HEALTH SERVICES - 0.55%
           7,149   CAREMARK RX INCORPORATED+                                                                               319,274
           1,598   CORVEL CORPORATION+                                                                                      42,411
           2,344   DAVITA INCORPORATED+                                                                                    107,965
           5,663   HCA INCORPORATED                                                                                        305,802
           4,141   HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A                                                      104,436
           4,530   HUMAN GENOME SCIENCES INCORPORATED+                                                                      51,098
           5,009   IMMUNOMEDICS INCORPORATED+<<                                                                              9,016
           1,969   LABONE INCORPORATED+<<                                                                                   75,885
           2,327   LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                             112,743
           2,086   LINCARE HOLDINGS INCORPORATED+                                                                           91,701
           2,338   MANOR CARE INCORPORATED<<                                                                                90,855
           2,322   NEIGHBORCARE INCORPORATED+                                                                               69,683
           2,892   NEKTAR THERAPEUTICS+<<                                                                                   52,866
             950   PEDIATRIX MEDICAL GROUP INCORPORATED+                                                                    69,949
           2,290   RENAL CARE GROUP INCORPORATED+                                                                          105,890
           7,402   TENET HEALTHCARE CORPORATION+<<                                                                          89,712
           1,793   UNITED SURGICAL PARTNERS INTERNATIONAL INCORPORATED+<<                                                   86,315
             664   UNIVERSAL HEALTH SERVICES CLASS B                                                                        38,798
           3,091   VALEANT PHARMACEUTICALS INTERNATIONAL                                                                    63,767
           2,513   VICURON PHARMACEUTICALS INCORPORATED+                                                                    41,414
           1,955   WATSON PHARMACEUTICALS INCORPORATED+                                                                     58,767

                                                                                                                         1,988,347
                                                                                                                    --------------

HOLDING & OTHER INVESTMENT OFFICES - 1.35%
           2,495   4KIDS ENTERTAINMENT INCORPORATED+<<                                                                      47,405
           7,594   ACADIA REALTY TRUST                                                                                     128,718
           1,803   ALEXANDRIA REAL ESTATE EQUITIES INCORPORATED                                                            124,948
           3,064   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                       113,674
           4,684   ARCHSTONE-SMITH TRUST                                                                                   172,465
           1,819   AVALONBAY COMMUNITIES INCORPORATED                                                                      136,189
           3,990   BEDFORD PROPERTY INVESTORS                                                                               92,448
           3,124   CAPITAL TRUST INCORPORATED NY CLASS A<<                                                                 109,246
           5,092   CEDAR SHOPPING CENTERS INCORPORATED                                                                      68,895
           4,799   CORPORATE OFFICE PROPERTIES TRUST                                                                       134,036
           4,790   CORRECTIONAL PROPERTIES TRUST                                                                           124,540
           3,160   DUKE REALTY CORPORATION                                                                                  97,549
           3,772   ENTERTAINMENT PROPERTIES TRUST<<                                                                        167,854
           6,170   EQUITY OFFICE PROPERTIES TRUST<<                                                                        200,463
           4,901   EQUITY RESIDENTIAL                                                                                      175,946
           5,036   FELCOR LODGING TRUST INCORPORATED+                                                                       70,101
           5,103   HERITAGE PROPERTY INVESTMENT TRUST                                                                      165,797
           7,207   HOST MARRIOTT CORPORATION<<                                                                             120,717
           4,034   IMPAC MORTGAGE HOLDINGS INCORPORATED<<                                                                   80,277
           3,563   ISTAR FINANCIAL INCORPORATED                                                                            149,290
           3,322   KILROY REALTY CORPORATION                                                                               150,088
           3,527   LASALLE HOTEL PROPERTIES                                                                                108,984
           4,070   MID-AMERICA APARTMENT COMMUNITIES INCORPORATED                                                          164,835
          50,469   MITSUBISHI TOKYO FINANCIAL GROUP INCORPORATED ADR<<                                                     418,893
           4,982   NATIONAL HEALTH INVESTORS INCORPORATED                                                                  132,870
           2,606   PARKWAY PROPERTIES INCORPORATED                                                                         125,740
           3,862   PENNSYLVANIA REAL ESTATE INVESTMENT TRUST                                                               169,928
           4,607   PLUM CREEK TIMBER COMPANY                                                                               161,475
           5,270   RAIT INVESTMENT TRUST                                                                                   150,722

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
HOLDING & OTHER INVESTMENT OFFICES (continued)
           4,280   RAMCO-GERSHENSON PROPERTIES                                                                      $      118,770
           3,156   SAUL CENTERS INCORPORATED                                                                               104,621
           2,815   SIMON PROPERTY GROUP INCORPORATED                                                                       193,447
           3,061   SOVRAN SELF STORAGE INCORPORATED<<                                                                      136,490
           5,152   TANGER FACTORY OUTLET CENTERS INCORPORATED                                                              124,730
           2,250   VORNADO REALTY TRUST                                                                                    177,075

                                                                                                                         4,919,226
                                                                                                                    --------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.16%
           4,643   BED BATH & BEYOND INCORPORATED+                                                                         188,738
           3,906   BEST BUY COMPANY INCORPORATED                                                                           212,604
           4,236   CIRCUIT CITY STORES INCORPORATED                                                                         69,428
           2,519   PIER 1 IMPORTS INCORPORATED<<                                                                            42,294
           3,194   RADIO SHACK CORPORATION                                                                                  80,361

                                                                                                                           593,425
                                                                                                                    --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.30%
          15,278   ACCOR SA ADR                                                                                            353,615
           8,094   EMPIRE RESORTS INCORPORATED+<<                                                                           38,446
           2,903   GAYLORD ENTERTAINMENT COMPANY+                                                                          122,013
           7,033   HILTON HOTELS CORPORATION                                                                               170,410
           3,229   MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                             218,087
           3,639   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                        203,675

                                                                                                                         1,106,246
                                                                                                                    --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.15%
           9,300   3M COMPANY                                                                                              712,845
           2,679   AGCO CORPORATION+<<                                                                                      49,186
           3,767   AMERICAN STANDARD COMPANIES INCORPORATED                                                                161,228
          11,191   APPLE COMPUTER INCORPORATED+                                                                            444,395
          22,275   APPLIED MATERIALS INCORPORATED                                                                          365,533
           3,420   BAKER HUGHES INCORPORATED                                                                               157,970
           1,514   BLACK & DECKER CORPORATION                                                                              132,202
           1,379   BLACK BOX CORPORATION<<                                                                                  47,410
           7,352   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                             28,746
           2,789   BROOKS AUTOMATION INCORPORATED+<<                                                                        42,058
           4,575   CATERPILLAR INCORPORATED                                                                                430,553
           1,353   CDW CORPORATION                                                                                          78,717
             989   COOPER CAMERON CORPORATION+<<                                                                            58,460
           3,109   DEERE & COMPANY                                                                                         205,660
          33,041   DELL INCORPORATED+                                                                                    1,318,005
           1,150   DIEBOLD INCORPORATED                                                                                     57,569
           3,349   DOVER CORPORATION                                                                                       126,827
           2,202   EATON CORPORATION                                                                                       131,790
          32,509   EMC CORPORATION+                                                                                        457,076
           3,579   EMULEX CORPORATION+                                                                                      67,643
           3,592   FLOWSERVE CORPORATION+                                                                                  105,856
           2,221   FMC TECHNOLOGIES INCORPORATED+<<                                                                         70,073
           8,015   GATEWAY INCORPORATED+                                                                                    27,732
           4,020   GRANT PRIDECO INCORPORATED+<<                                                                            96,560
          39,570   HEWLETT-PACKARD COMPANY                                                                                 890,721
           3,294   HITACHI LIMITED ADR                                                                                     197,311
          20,522   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                           1,550,437
           8,387   KOMATSU LIMITED ADR                                                                                     253,692
           2,778   LAM RESEARCH CORPORATION+<<                                                                              85,229
           1,809   LEXMARK INTERNATIONAL INCORPORATED+<<                                                                   123,808
           3,176   LINDSAY MANUFACTURING COMPANY<<                                                                          63,552
          30,923   MAKITA CORPORATION                                                                                      606,091
           2,325   NATIONAL-OILWELL INCORPORATED+                                                                          104,625

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
          41,218   NEC CORPORATION ADR                                                                              $      229,996
           2,464   NORDSON CORPORATION                                                                                      76,606
           4,040   PALL CORPORATION                                                                                        117,928
           2,159   PALMONE INCORPORATED+<<                                                                                  61,359
           1,985   PARKER HANNIFIN CORPORATION                                                                             119,755
           3,267   PITNEY BOWES INCORPORATED                                                                               145,741
           2,972   SANDISK CORPORATION+                                                                                     77,539
           6,657   SIEMENS AG<<                                                                                            487,426
           1,490   SMITH INTERNATIONAL INCORPORATED<<                                                                       87,552
          15,732   SOLECTRON CORPORATION+                                                                                   57,422
           1,623   SPX CORPORATION                                                                                          72,077
           2,191   STANLEY WORKS                                                                                            97,740
           2,627   STORAGE TECHNOLOGY CORPORATION+                                                                          84,800
           4,930   SYMBOL TECHNOLOGIES INCORPORATED                                                                         56,744
           2,016   TENNANT COMPANY                                                                                          75,197
           1,903   TEREX CORPORATION+                                                                                       75,207
           1,958   TORO COMPANY<<                                                                                           84,292
           1,248   TRANSACT TECHNOLOGIES INCORPORATED+                                                                      12,268
           2,779   VARIAN MEDICAL SYSTEMS INCORPORATED+<<                                                                  104,518
           1,361   ZEBRA TECHNOLOGIES CORPORATION CLASS A+                                                                  58,087

                                                                                                                        11,431,814
                                                                                                                    --------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.19%
           5,194   AON CORPORATION                                                                                         129,486
           3,383   HUMANA INCORPORATED+                                                                                    123,006
           1,209   JEFFERSON-PILOT CORPORATION                                                                              60,934
           7,006   MARSH & MCLENNAN COMPANIES INCORPORATED                                                                 203,454
           2,062   NATIONAL FINANCIAL PARTNERS CORPORATION                                                                  78,851
           5,282   UNUMPROVIDENT CORPORATION<<                                                                              96,978

                                                                                                                           692,709
                                                                                                                    --------------

INSURANCE CARRIERS - 2.82%
           4,368   AETNA INCORPORATED                                                                                      340,748
           6,079   AFLAC INCORPORATED                                                                                      252,582
          24,045   ALLIANZ AG ADR<<                                                                                        284,212
           1,763   ALLMERICA FINANCIAL CORPORATION+                                                                         61,564
           8,775   ALLSTATE CORPORATION                                                                                    510,705
           1,546   AMBAC FINANCIAL GROUP INCORPORATED                                                                      111,544
          29,388   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                             1,632,503
             711   AMERICAN NATIONAL INSURANCE COMPANY                                                                      82,049
           7,404   AXA ADR<<                                                                                               181,324
           2,540   CHUBB CORPORATION                                                                                       213,944
           1,947   CIGNA CORPORATION                                                                                       189,346
           2,978   CINCINNATI FINANCIAL CORPORATION                                                                        117,542
           1,924   CNA FINANCIAL CORPORATION+                                                                               53,064
           3,537   FIDELITY NATIONAL FINANCIAL INCORPORATED                                                                127,297
           3,366   GENWORTH FINANCIAL INCORPORATED                                                                          97,580
           4,054   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                          303,199
           2,382   HEALTH NET INCORPORATED+                                                                                 81,536
          15,094   ING GROEP NV ADR                                                                                        418,557
           2,256   LINCOLN NATIONAL CORPORATION                                                                            102,716
           2,321   LOEWS CORPORATION                                                                                       174,771
           2,345   MBIA INCORPORATED<<                                                                                     131,156
           5,374   METLIFE INCORPORATED                                                                                    239,680
           1,336   MGIC INVESTMENT CORPORATION                                                                              81,950
           5,165   MILLEA HOLDINGS INCORPORATED                                                                            343,111
           3,987   OLD REPUBLIC INTERNATIONAL CORPORATION                                                                   99,117
           1,677   PACIFICARE HEALTH SYSTEMS INCORPORATED+                                                                 105,366
           1,392   PHILADELPHIA CONSOLIDATED HOLDING CORPORATION+<<                                                        114,798
           2,001   PMI GROUP INCORPORATED                                                                                   75,638

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
INSURANCE CARRIERS (continued)
           4,525   PRINCIPAL FINANCIAL GROUP INCORPORATED                                                           $      180,502
           2,850   PROGRESSIVE CORPORATION                                                                                 273,799
           1,948   PROTECTIVE LIFE CORPORATION                                                                              78,290
           7,294   PRUDENTIAL FINANCIAL INCORPORATED                                                                       461,783
           1,791   RADIAN GROUP INCORPORATED                                                                                82,171
           2,453   SAFECO CORPORATION                                                                                      131,996
           8,942   ST. PAUL COMPANIES INCORPORATED                                                                         338,723
             916   STANCORP FINANCIAL GROUP INCORPORATED                                                                    68,563
           4,921   SWISS REINSURANCE COMPANY ADR<<                                                                         305,537
           1,348   TORCHMARK CORPORATION                                                                                    71,107
          17,804   UNITEDHEALTH GROUP INCORPORATED                                                                         864,918
           1,944   UNITRIN INCORPORATED                                                                                     96,792
           4,112   WELLPOINT INCORPORATED+                                                                                 546,896
          11,788   ZURICH FINANCIAL SERVICES AG ADR+                                                                       196,467

                                                                                                                        10,225,143
                                                                                                                    --------------

JUSTICE, PUBLIC ORDER & SAFETY - 0.04%
           1,855   CORRECTIONS CORPORATION OF AMERICA+<<                                                                    66,966
           3,105   GEO GROUP INCORPORATED+                                                                                  75,358

                                                                                                                           142,324
                                                                                                                    --------------

LEATHER & LEATHER PRODUCTS - 0.05%
           6,522   COACH INCORPORATED+                                                                                     189,399
                                                                                                                    --------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.06%
           4,619   GEORGIA-PACIFIC CORPORATION                                                                             153,073
           2,078   SKYLINE CORPORATION                                                                                      81,250

                                                                                                                           234,323
                                                                                                                    --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.90%
           2,040   ADVANCED MEDICAL OPTICS INCORPORATED+<<                                                                  78,764
           1,790   ADVANCED NEUROMODULATION SYSTEMS INCORPORATED+<<                                                         63,652
          12,547   ADVANTEST CORPORATION ADR                                                                               236,887
           1,679   AFFYMETRIX INCORPORATED+<<                                                                               89,810
           7,195   AGILENT TECHNOLOGIES INCORPORATED+                                                                      172,752
           3,684   ALIGN TECHNOLOGY INCORPORATED+                                                                           26,783
           1,811   ALLERGAN INCORPORATED                                                                                   140,008
           2,833   APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                             60,655
           1,004   BAUSCH & LOMB INCORPORATED                                                                               78,402
           8,480   BAXTER INTERNATIONAL INCORPORATED                                                                       312,912
           1,187   BECKMAN COULTER INCORPORATED                                                                             83,161
           3,656   BECTON DICKINSON & COMPANY                                                                              210,037
           3,890   BIOMET INCORPORATED                                                                                     146,614
           9,243   BOSTON SCIENTIFIC CORPORATION+                                                                          250,393
           2,020   C.R. BARD INCORPORATED                                                                                  137,865
             958   COOPER COMPANIES INCORPORATED                                                                            63,276
           4,276   CREDENCE SYSTEMS CORPORATION+                                                                            33,866
           3,444   DANAHER CORPORATION                                                                                     189,868
           1,906   DENTSPLY INTERNATIONAL INCORPORATED                                                                     108,737
           4,384   EASTMAN KODAK COMPANY                                                                                   115,211
           1,462   FARO TECHNOLOGIES INCORPORATED+<<                                                                        40,673
           1,691   FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+<<                                                         105,620
          13,404   FUJI PHOTO FILM COMPANY LIMITED ADR<<                                                                   419,545
           4,172   GUIDANT CORPORATION                                                                                     308,269
          15,472   MEDTRONIC INCORPORATED                                                                                  831,620
           2,203   MENTOR CORPORATION                                                                                       90,125
             836   MILLIPORE CORPORATION+                                                                                   43,046
           2,892   NEWPORT CORPORATION+                                                                                     40,633
           9,734   OLYMPUS CORPORATION ADR                                                                                 192,377

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
           3,801   PERKINELMER INCORPORATED                                                                         $       72,713
           2,093   POSSIS MEDICAL INCORPORATED+                                                                             22,039
           6,104   RAYTHEON COMPANY                                                                                        239,033
           1,321   RESMED INCORPORATED+<<                                                                                   82,523
           2,547   RICOH COMPANY LIMITED ADR                                                                               209,739
           3,330   ROCKWELL AUTOMATION INCORPORATED                                                                        171,062
           5,155   ST. JUDE MEDICAL INCORPORATED+                                                                          206,819
           4,247   STRYKER CORPORATION<<                                                                                   206,617
           1,684   TECHNE CORPORATION+                                                                                      78,474
           2,130   TEKTRONIX INCORPORATED                                                                                   48,287
           3,703   TERADYNE INCORPORATED+                                                                                   48,176
           3,577   THERMO ELECTRON CORPORATION+                                                                             94,147
          13,623   THERMOGENESIS+<<                                                                                         54,628
           2,458   TRIMBLE NAVIGATION LIMITED+<<                                                                            97,607
           2,409   WATERS CORPORATION+                                                                                      93,590
           1,890   WRIGHT MEDICAL GROUP INCORPORATED+                                                                       52,051
          13,186   XEROX CORPORATION+                                                                                      178,934
           3,525   ZIMMER HOLDINGS INCORPORATED+<<                                                                         269,944

                                                                                                                         6,897,944
                                                                                                                    --------------

MEDICAL EQUIPMENT & SUPPLIES - 0.02%
           2,298   WILSON GREATBATCH TECHNOLOGIES INCORPORATED+<<                                                           55,244
                                                                                                                    --------------

MEDICAL MANAGEMENT SERVICES - 0.03%
           1,519   COVENTRY HEALTH CARE INCORPORATED+                                                                      105,753
                                                                                                                    --------------

METAL MINING - 0.30%
           3,187   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B<<                                                   112,501
           5,646   NEWMONT MINING CORPORATION                                                                              210,257
           1,555   PHELPS DODGE CORPORATION                                                                                135,907
           4,832   RIO TINTO PLC ADR                                                                                       575,105
           1,226   SOUTHERN PERU COPPER CORPORATION<<                                                                       56,960

                                                                                                                         1,090,730
                                                                                                                    --------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.04%
           2,159   VULCAN MATERIALS COMPANY                                                                                129,389
                                                                                                                    --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.86%
           3,121   CALLAWAY GOLF COMPANY                                                                                    36,484
           3,588   HASBRO INCORPORATED                                                                                      72,406
           2,007   JAKKS PACIFIC INCORPORATED+<<                                                                            41,485
          37,691   JOHNSON & JOHNSON<<                                                                                   2,529,066
           6,165   MATTEL INCORPORATED                                                                                     112,080
           2,068   RC2 CORPORATION+<<                                                                                       74,531
           3,436   RUSS BERRIE AND COMPANY INCORPORATED                                                                     44,702
           1,927   STEINWAY MUSICAL INSTRUMENTS+                                                                            54,573
           2,650   TIFFANY & COMPANY<<                                                                                      82,494
           2,488   YANKEE CANDLE COMPANY INCORPORATED                                                                       78,496

                                                                                                                         3,126,317
                                                                                                                    --------------

MISCELLANEOUS RETAIL - 0.69%
           4,177   AMAZON.COM INCORPORATED+<<                                                                              148,325
           2,201   BLAIR CORPORATION                                                                                        85,949
           2,622   CASH AMERICA INTERNATIONAL INCORPORATED<<                                                                45,098
           6,380   COSTCO WHOLESALE CORPORATION                                                                            289,780
           5,501   CVS CORPORATION                                                                                         301,730
           2,614   DOLLAR TREE STORES INCORPORATED+                                                                         64,827
           1,164   EXPRESS SCRIPTS INCORPORATED+                                                                           107,542

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
MISCELLANEOUS RETAIL (continued)
           3,401   MICHAELS STORES INCORPORATED                                                                     $      143,216
           5,826   OFFICE DEPOT INCORPORATED+                                                                              114,889
           3,522   PETSMART INCORPORATED                                                                                   111,894
           7,449   RITE AID CORPORATION+<<                                                                                  29,498
          12,088   STAPLES INCORPORATED                                                                                    260,255
           4,708   TOYS R US INCORPORATED+                                                                                 123,350
          13,689   WALGREEN COMPANY                                                                                        620,659
           2,860   WORLD FUEL SERVICES CORPORATION                                                                          75,361

                                                                                                                         2,522,373
                                                                                                                    --------------

MISCELLANEOUS SERVICES - 0.07%
          13,428   ADECCO SA ADR                                                                                           160,062
           1,426   D&B CORPORATION+                                                                                         87,613

                                                                                                                           247,675
                                                                                                                    --------------

MOTION PICTURES - 0.60%
          37,750   LIBERTY MEDIA CORPORATION CLASS A+<<                                                                    392,222
           2,502   MACROVISION CORPORATION+                                                                                 52,567
          57,629   TIME WARNER INCORPORATED+                                                                             1,002,745
          26,274   WALT DISNEY COMPANY                                                                                     720,959

                                                                                                                         2,168,493
                                                                                                                    --------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.24%
           2,351   ARKANSAS BEST CORPORATION                                                                                76,948
           1,453   CNF INCORPORATED                                                                                         64,731
           2,822   FORWARD AIR CORPORATION<<                                                                                75,771
           3,545   LANDSTAR SYSTEM INCORPORATED+<<                                                                         119,608
           7,115   UNITED PARCEL SERVICE INCORPORATED CLASS B                                                              524,020

                                                                                                                           861,078
                                                                                                                    --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.21%
          13,999   AMERICAN EXPRESS COMPANY                                                                                753,846
           3,271   AMERICREDIT CORPORATION+<<                                                                               81,350
           3,260   APOLLO INVESTMENT CORPORATION                                                                            53,438
           3,300   CAPITAL ONE FINANCIAL CORPORATION                                                                       248,820
           3,600   CIT GROUP INCORPORATED                                                                                  152,712
           8,162   COUNTRYWIDE FINANCIAL CORPORATION                                                                       303,381
           1,973   DORAL FINANCIAL CORPORATION<<                                                                            22,867
          12,294   FANNIE MAE                                                                                              728,297
           1,694   FINANCIAL FEDERAL CORPORATION<<                                                                          63,186
           8,820   FREDDIE MAC                                                                                             573,653
          15,479   MBNA CORPORATION                                                                                        326,452
           3,059   METRIS COMPANIES INCORPORATED+                                                                           39,706
           6,914   ORIX CORPORATION ADR<<                                                                                  502,648
           5,862   PROVIDIAN FINANCIAL CORPORATION+<<                                                                      104,461
           6,144   SLM CORPORATION                                                                                         296,571
             388   STUDENT LOAN CORPORATION                                                                                 83,276
           1,910   WORLD ACCEPTANCE CORPORATION+                                                                            49,755

                                                                                                                         4,384,419
                                                                                                                    --------------

OIL & GAS EXTRACTION - 2.07%
           3,460   ANADARKO PETROLEUM CORPORATION                                                                          261,922
           4,601   APACHE CORPORATION                                                                                      270,355
          28,822   BHP BILLITON LIMITED ADR                                                                                723,432
           2,208   BJ SERVICES COMPANY                                                                                     111,173
           6,057   BURLINGTON RESOURCES INCORPORATED                                                                       306,969

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
OIL & GAS EXTRACTION (continued)
           3,076   CABOT OIL AND GAS CORPORATION                                                                    $       96,433
           2,663   CAL DIVE INTERNATIONAL INCORPORATED+<<                                                                  120,900
           2,446   CHENIERE ENERGY INCORPORATED+                                                                            71,668
           2,940   CIMAREX ENERGY COMPANY+<<                                                                               110,632
           3,498   DENBURY RESOURCES INCORPORATED+                                                                         111,866
           7,021   DEVON ENERGY CORPORATION                                                                                322,264
           1,741   DIAMOND OFFSHORE DRILLING INCORPORATED<<                                                                 82,262
           2,296   ENCORE ACQUISITION COMPANY+                                                                              85,641
           5,375   ENI SPA ADR<<                                                                                           689,505
           2,544   ENSCO INTERNATIONAL INCORPORATED                                                                         84,715
           3,594   EOG RESOURCES INCORPORATED                                                                              179,305
           5,228   FX ENERGY INCORPORATED+<<                                                                                48,725
           6,572   HALLIBURTON COMPANY                                                                                     280,887
           4,390   HANOVER COMPRESSOR COMPANY+                                                                              45,788
           1,904   KERR-MCGEE CORPORATION                                                                                  140,629
           1,361   NOBLE ENERGY INCORPORATED                                                                               101,218
           5,528   OCCIDENTAL PETROLEUM CORPORATION                                                                        404,152
           2,206   PIONEER NATURAL RESOURCES COMPANY                                                                        88,527
           2,956   PRIDE INTERNATIONAL INCORPORATED+<<                                                                      66,658
          16,306   REPSOL YPF SA ADR<<                                                                                     408,628
           2,136   ROWAN COMPANIES INCORPORATED+<<                                                                          58,740
           1,587   SEACOR SMIT INCORPORATED+                                                                                92,141
           9,171   SHELL TRANSPORT & TRADING COMPANY PLC ADR                                                               481,019
           1,773   SPINNAKER EXPLORATION COMPANY+                                                                           54,378
           4,328   ST. MARY LAND & EXPLORATION COMPANY<<                                                                   112,614
           1,049   TIDEWATER INCORPORATED                                                                                   36,295
           8,245   TOTAL SA ADR<<                                                                                          916,761
           3,064   UNIT CORPORATION+                                                                                       119,557
           3,734   UNOCAL CORPORATION                                                                                      212,801
           6,498   XTO ENERGY INCORPORATED                                                                                 202,218

                                                                                                                         7,500,778
                                                                                                                    --------------

PAPER & ALLIED PRODUCTS - 0.45%
           1,231   BOWATER INCORPORATED                                                                                     38,653
           1,818   GREIF INCORPORATED CLASS A<<                                                                            132,132
           5,894   INTERNATIONAL PAPER COMPANY                                                                             189,846
           5,790   KIMBERLY-CLARK CORPORATION                                                                              372,471
           4,317   MEADWESTVACO CORPORATION                                                                                123,812
             188   NEENAH PAPER INCORPORATED<<                                                                               5,627
           2,090   OFFICEMAX INCORPORATED                                                                                   63,431
           3,811   POPE & TALBOT INCORPORATED                                                                               42,035
          19,337   STORA ENSO OYJ                                                                                          255,635
           2,172   TEMPLE-INLAND INCORPORATED                                                                               77,584
          16,622   UPM-KYMMENE OYJ ADR<<                                                                                   323,797

                                                                                                                         1,625,023
                                                                                                                    --------------

PERSONAL SERVICES - 0.12%
           2,649   CINTAS CORPORATION                                                                                      106,940
           1,934   G & K SERVICES INCORPORATED CLASS A                                                                      76,122
           2,094   H & R BLOCK INCORPORATED                                                                                104,533
           1,676   REGIS CORPORATION                                                                                        63,319
           2,169   UNIFIRST CORPORATION                                                                                     79,386

                                                                                                                           430,300
                                                                                                                    --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 2.90%
           1,004   AMERADA HESS CORPORATION<<                                                                               93,221
           1,601   ASHLAND INCORPORATED                                                                                    109,348
          22,488   BP PLC ADR                                                                                            1,353,778
          27,241   CHEVRONTEXACO CORPORATION                                                                             1,465,021

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
PETROLEUM REFINING & RELATED INDUSTRIES (continued)
           9,032   CONOCOPHILLIPS                                                                                   $      974,011
          82,679   EXXONMOBIL CORPORATION                                                                                4,646,560
           2,388   FRONTIER OIL CORPORATION<<                                                                              116,797
           1,991   HEADWATERS INCORPORATED+<<                                                                               65,862
           4,995   MARATHON OIL CORPORATION                                                                                242,208
           1,369   MURPHY OIL CORPORATION                                                                                  133,820
          13,136   ROYAL DUTCH PETROLEUM COMPANY                                                                           769,507
           1,250   SUNOCO INCORPORATED                                                                                     128,212
           2,519   TESORO PETROLEUM CORPORATION                                                                            109,828
           4,000   VALERO ENERGY CORPORATION                                                                               274,480
           2,325   WD-40 COMPANY                                                                                            67,379

                                                                                                                        10,550,032
                                                                                                                    --------------

PRIMARY METAL INDUSTRIES - 0.53%
          12,252   ALCOA INCORPORATED                                                                                      332,029
           3,983   ALLEGHENY TECHNOLOGIES INCORPORATED                                                                      84,678
           1,487   CARPENTER TECHNOLOGY CORPORATION                                                                         80,298
           2,527   COMMSCOPE INCORPORATED+                                                                                  42,757
           3,252   ENGELHARD CORPORATION                                                                                    95,609
           9,348   JOHNSON MATTHEY PLC ADR<<                                                                               333,589
          12,728   KUBOTA CORPORATION ADR                                                                                  351,929
           1,817   LONE STAR TECHNOLOGIES INCORPORATED+                                                                     75,315
           2,205   MAVERICK TUBE CORPORATION+<<                                                                             66,613
           3,144   NUCOR CORPORATION                                                                                       166,506
           1,531   PRECISION CASTPARTS CORPORATION                                                                         119,005
           2,398   STEEL DYNAMICS INCORPORATED                                                                              64,482
           2,380   UNITED STATES STEEL CORPORATION                                                                          94,653

                                                                                                                         1,907,463
                                                                                                                    --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.85%
           3,536   BELO CORPORATION CLASS A                                                                                 86,915
           2,025   CONSOLIDATED GRAPHICS INCORPORATED+                                                                      85,718
           1,640   DOW JONES & COMPANY INCORPORATED                                                                         58,220
           2,741   GANNETT COMPANY INCORPORATED                                                                            204,095
           1,035   KNIGHT-RIDDER INCORPORATED                                                                               65,288
           5,526   MCGRAW-HILL COMPANIES INCORPORATED                                                                      241,265
           2,436   NEW YORK TIMES COMPANY CLASS A                                                                           76,417
          17,500   PEARSON PLC<<                                                                                           211,750
           1,432   PULITZER INCORPORATED                                                                                    91,591
           5,291   READERS DIGEST ASSOCIATION INCORPORATED                                                                  89,630
          13,184   REED ELSEVIER NV ADR<<                                                                                  366,515
           1,983   REYNOLDS & REYNOLDS COMPANY CLASS A                                                                      54,116
           4,405   RR DONNELLEY & SONS COMPANY                                                                             146,466
           7,481   TOPPAN PRINTING COMPANY LIMITED ADR                                                                     384,549
           2,901   TRIBUNE COMPANY                                                                                         104,958
           2,350   VALASSIS COMMUNICATIONS INCORPORATED+<<                                                                  81,521
          18,719   VIACOM INCORPORATED CLASS B                                                                             641,875
             119   WASHINGTON POST COMPANY CLASS B                                                                          98,770

                                                                                                                         3,089,659
                                                                                                                    --------------

RAILROAD TRANSPORTATION - 0.22%
           4,843   BURLINGTON NORTHERN SANTA FE CORPORATION                                                                239,341
           3,198   CSX CORPORATION                                                                                         132,973
           3,831   KANSAS CITY SOUTHERN+<<                                                                                  76,582
           5,949   NORFOLK SOUTHERN CORPORATION                                                                            189,892
           2,244   UNION PACIFIC CORPORATION                                                                               150,258

                                                                                                                           789,046
                                                                                                                    --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
REAL ESTATE - 0.14%
           4,244   CATELLUS DEVELOPMENT CORPORATION                                                                 $      124,222
           2,007   CONSOLIDATED-TOMOKA LAND COMPANY                                                                        154,037
           2,341   JONES LANG LASALLE INCORPORATED+                                                                         99,282
           2,071   NEW CENTURY FINANCIAL CORPORATION                                                                       105,517
             746   PHH CORPORATION+                                                                                         17,897

                                                                                                                           500,955
                                                                                                                    --------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.14%
           5,880   BRIDGESTONE CORPORATION                                                                                 234,054
           5,203   GOODYEAR TIRE & RUBBER COMPANY+<<                                                                        74,871
           1,952   SEALED AIR CORPORATION+                                                                                 101,094
           3,602   TUPPERWARE CORPORATION<<                                                                                 81,405

                                                                                                                           491,424
                                                                                                                    --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.18%
           1,717   AG EDWARDS INCORPORATED                                                                                  70,929
          11,451   AMVESCAP PLC ADR<<                                                                                      136,381
           1,271   BEAR STEARNS COMPANIES INCORPORATED                                                                     125,880
           2,153   BKF CAPITAL GROUP INCORPORATED                                                                           78,154
             825   BLACKROCK INCORPORATED<<                                                                                 64,367
          14,090   CHARLES SCHWAB CORPORATION                                                                              159,781
             672   CHICAGO MERCANTILE EXCHANGE<<                                                                           145,280
          12,944   CREDIT SUISSE GROUP ADR                                                                                 518,407
           6,532   E*TRADE FINANCIAL CORPORATION+                                                                           80,670
           1,887   FEDERATED INVESTORS INCORPORATED CLASS B                                                                 55,874
           2,508   FRANKLIN RESOURCES INCORPORATED                                                                         180,927
           3,808   GOLDMAN SACHS GROUP INCORPORATED                                                                        371,280
           4,641   KNIGHT TRADING GROUP INCORPORATED+                                                                       35,040
             879   LADENBURG THALMANN FINANCIAL SERVICES INCORPORATED+                                                         536
           1,733   LEGG MASON INCORPORATED                                                                                 142,418
           3,503   LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                   322,977
          11,281   MERRILL LYNCH & COMPANY INCORPORATED                                                                    612,107
          13,771   MORGAN STANLEY                                                                                          674,228
          24,403   NOMURA HOLDINGS INCORPORATED ADR<<                                                                      308,942
           1,287   PIPER JAFFRAY COMPANIES INCORPORATED+                                                                    36,383
           2,304   STIFEL FINANCIAL CORPORATION+                                                                            48,660
           2,070   T ROWE PRICE GROUP INCORPORATED                                                                         123,496

                                                                                                                         4,292,717
                                                                                                                    --------------

SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED - 0.03%
           6,754   ASML HOLDING NV- NY REGISTERED SHARES+                                                                  108,874
                                                                                                                    --------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.36%
           1,341   CABOT MICROELECTRONICS CORPORATION+<<                                                                    42,014
          19,665   CORNING INCORPORATED+                                                                                   308,347
           4,556   GENTEX CORPORATION<<                                                                                     81,461
           9,430   HANSON PLC ADR                                                                                          435,572
          20,684   LAFARGE SA ADR<<                                                                                        455,048

                                                                                                                         1,322,442
                                                                                                                    --------------

TEXTILE MILL PRODUCTS - 0.04%
             995   MOHAWK INDUSTRIES INCORPORATED+                                                                          83,003
           2,012   OXFORD INDUSTRIES INCORPORATED                                                                           71,949

                                                                                                                           154,952
                                                                                                                    --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
TOBACCO PRODUCTS - 0.71%
          25,906   ALTRIA GROUP INCORPORATED                                                                        $    1,739,329
          11,601   BRITISH AMERICAN TOBACCO PLC ADR                                                                        443,042
           2,043   REYNOLDS AMERICAN INCORPORATED<<                                                                        169,385
           1,273   UNIVERSAL CORPORATION                                                                                    56,521
           2,619   UST INCORPORATED                                                                                        116,703
           3,919   VECTOR GROUP LIMITED<<                                                                                   67,211

                                                                                                                         2,592,191
                                                                                                                    --------------

TRANSPORTATION BY AIR - 0.39%
           5,054   AMR CORPORATION+<<                                                                                       65,196
          40,289   BAA PLC ADR                                                                                             457,095
           5,889   DELTA AIR LINES INCORPORATED+<<                                                                          22,673
           4,015   FEDEX CORPORATION                                                                                       359,021
          21,194   JAPAN AIRLINES SYSTEM ADR+                                                                              306,775
           4,377   NORTHWEST AIRLINES CORPORATION+<<                                                                        26,656
          12,058   SOUTHWEST AIRLINES COMPANY                                                                              175,444

                                                                                                                         1,412,860
                                                                                                                    --------------

TRANSPORTATION EQUIPMENT - 1.80%
          14,031   BAE SYSTEMS PLC ADR                                                                                     275,413
          11,081   BOEING COMPANY                                                                                          708,076
           5,214   CLARCOR INCORPORATED<<                                                                                  146,461
           5,674   DAIMLERCHRYSLER AG<<                                                                                    228,605
           4,741   DANA CORPORATION                                                                                         64,241
           9,033   DELPHI CORPORATION                                                                                       39,294
           2,817   EXIDE TECHNOLOGIES+<<                                                                                    14,240
          41,267   FIAT SPA ADR<<                                                                                          278,552
          23,920   FORD MOTOR COMPANY<<                                                                                    238,722
           2,261   GENERAL DYNAMICS CORPORATION                                                                            244,143
           5,911   GENERAL MOTORS CORPORATION<<                                                                            186,374
           3,676   GENUINE PARTS COMPANY                                                                                   157,921
           2,295   GOODRICH CORPORATION                                                                                     96,069
           2,270   GREENBRIER COMPANIES INCORPORATED                                                                        62,924
           2,009   GROUP 1 AUTOMOTIVE INCORPORATED+                                                                         53,660
           4,203   HARLEY-DAVIDSON INCORPORATED<<                                                                          206,073
           3,633   HEICO CORPORATION                                                                                        76,656
          13,612   HONDA MOTOR COMPANY LIMITED ADR                                                                         336,489
          11,526   HONEYWELL INTERNATIONAL INCORPORATED                                                                    417,587
           1,381   ITT INDUSTRIES INCORPORATED                                                                             131,195
           2,752   JOHNSON CONTROLS INCORPORATED                                                                           155,928
           1,235   LEAR CORPORATION<<                                                                                       46,560
           4,522   LOCKHEED MARTIN CORPORATION                                                                             293,433
           1,482   NAVISTAR INTERNATIONAL CORPORATION+                                                                      45,216
           4,139   NORTHROP GRUMMAN CORPORATION                                                                            230,625
           2,887   PACCAR INCORPORATED                                                                                     204,255
           3,936   TENNECO AUTOMOTIVE INCORPORATED+                                                                         59,040
           1,829   TEXTRON INCORPORATED                                                                                    141,363
           9,357   TOYOTA MOTOR CORPORATION ADR                                                                            670,991
           1,853   TRIUMPH GROUP INCORPORATED+                                                                              65,744
           6,366   UNITED TECHNOLOGIES CORPORATION                                                                         679,252

                                                                                                                         6,555,102
                                                                                                                    --------------

TRANSPORTATION SERVICES - 0.07%
           2,317   EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                     118,121
           2,550   GATX CORPORATION<<                                                                                       85,094
           2,878   SABRE HOLDINGS CORPORATION                                                                               57,761

                                                                                                                           260,976
                                                                                                                    --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
WATER TRANSPORTATION - 0.06%
           2,804   ALEXANDER & BALDWIN INCORPORATED                                                                 $      124,638
           2,051   KIRBY CORPORATION+                                                                                       87,495

                                                                                                                           212,133
                                                                                                                    --------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.71%
           1,413   AMERISOURCEBERGEN CORPORATION                                                                            91,237
           1,056   BROWN-FORMAN CORPORATION CLASS B                                                                         62,959
           5,888   CARDINAL HEALTH INCORPORATED                                                                            341,092
           2,824   DEAN FOODS COMPANY+                                                                                     110,051
           2,031   KENNETH COLE PRODUCTIONS INCORPORATED CLASS A                                                            61,133
           4,257   MCKESSON CORPORATION                                                                                    171,429
           4,383   MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                    219,150
           2,471   NIKE INCORPORATED CLASS B<<                                                                             203,116
           5,516   SMURFIT-STONE CONTAINER CORPORATION+                                                                     59,959
           2,577   SUPERVALU INCORPORATED                                                                                   84,423
           8,511   SYSCO CORPORATION                                                                                       316,269
           1,748   TRACTOR SUPPLY COMPANY+<<                                                                                77,646
           6,257   UNILEVER NV<<                                                                                           416,341
           8,932   UNILEVER PLC ADR<<                                                                                      352,546

                                                                                                                         2,567,351
                                                                                                                    --------------

WHOLESALE TRADE-DURABLE GOODS - 0.61%
           2,732   ARROW ELECTRONICS INCORPORATED+                                                                          76,359
           3,128   AVNET INCORPORATED+<<                                                                                    65,438
           3,238   CYTYC CORPORATION+                                                                                       75,802
           2,788   INTAC INTERNATIONAL+<<                                                                                   16,867
           2,571   KYOCERA CORPORATION ADR                                                                                 197,581
          16,921   MITSUBISHI CORPORATION ADR                                                                              451,855
           2,212   MITSUI & COMPANY LIMITED ADR                                                                            397,054
          10,708   NISSAN MOTOR COMPANY LIMITED ADR<<                                                                      210,526
           2,165   OMNICARE INCORPORATED                                                                                    82,963
           2,760   PEP BOYS-MANNY, MOE & JACK                                                                               36,874
           2,983   SCP POOL CORPORATION                                                                                    106,851
          44,760   SUMITOMO MITSUI FINANCIAL<<                                                                             292,793
           4,535   SYCAMORE NETWORKS INCORPORATED+                                                                          15,328
           1,454   TECH DATA CORPORATION+                                                                                   52,199
           5,887   VISTEON CORPORATION                                                                                      44,918
           1,886   W.W. GRAINGER INCORPORATED                                                                              102,579

                                                                                                                         2,225,987
                                                                                                                    --------------

TOTAL COMMON STOCKS (COST $210,074,569)                                                                                236,036,223
                                                                                                                    --------------

COLLATERAL FOR SECURITIES LENDING - 45.46%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 3.27%
       1,566,000   EVERGREEN MONEY MARKET FUND                                                                           1,566,000
       3,613,663   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                3,613,663
       6,715,154   SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                       6,715,154

                                                                                                                        11,894,817
                                                                                                                    --------------

PRINCIPAL
COLLATERAL INVESTED IN OTHER ASSETS - 42.19%
      $5,000,000   ATOMIUM FUNDING CORPORATION                                           3.11%        07/11/2005         4,982,900
      26,000,000   BANK OF AMERICA SECURITIES REPURCHASE AGREEMENT
                   (MATURITY VALUE $26,002,246)                                          3.11         06/01/2005        26,000,000
       3,132,000   BELFORD US CAPITAL COMPANY                                            3.08         06/21/2005         3,131,969

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        940,000   BETA FINANCE INCORPORATED                                             3.13%        06/02/2006    $      940,179
       8,200,000   BLUE RIDGE ASSET FUNDING CORPORATION                                  3.05         06/01/2005         8,200,000
       1,566,000   CC USA INCORPORATED                                                   3.21         07/05/2005         1,566,251
       6,000,000   CONCORD MINUTEMEN CAPITAL COMPANY                                     3.07         06/08/2005         6,000,000
         940,000   DEUTSCHE BANK NEW YORK                                                3.22         11/10/2005           936,766
      22,000,000   DEUTSCHE BANK REPURCHASE AGREEMENT
                   (MATURITY VALUE $22,001,876)                                          3.07         06/01/2005        22,000,000
       1,253,000   K2 USA LLC                                                            3.12         07/24/2006         1,253,163
       4,000,000   KLIO II FUNDING CORPORATION                                           3.06         06/24/2005         3,992,280
       8,000,000   LEHMAN BROTHERS HOLDINGS INCORPORATED                                 3.12         08/16/2005         8,000,000
       1,566,000   LEHMAN BROTHERS HOLDINGS INCORPORATED                                 3.26         12/23/2005         1,567,018
       3,132,000   LINKS FINANCE LLC                                                     3.08         03/15/2006         3,131,812
       4,000,000   LIQUID FUNDING LIMITED                                                3.06         12/19/2005         4,000,000
       2,192,000   LIQUID FUNDING LIMITED                                                3.07         06/01/2005         2,192,000
       1,253,000   MORGAN STANLEY                                                        3.09         08/13/2010         1,253,012
       7,000,000   MORGAN STANLEY                                                        3.14         01/13/2006         7,000,000
       3,132,000   NATEXIS BANQUE NEW YORK                                               3.16         06/09/2005         3,131,530
       8,000,000   NEPTUNE FUNDING CORPORATION                                           3.04         06/06/2005         7,996,640
       3,132,000   RACERS TRUST                                                          3.09         05/20/2005         3,132,532
       8,000,000   RANGER FUNDING CORPORATION                                            3.03         06/17/2005         7,989,280
       3,132,000   SECURITY LIFE OF DENVER                                               3.19         06/03/2005         3,132,000
       5,000,000   SOCIETE GENERALE                                                      3.04         06/30/2005         5,000,000
       8,000,000   SOLITAIRE FUNDING LLC                                                 3.03         06/02/2005         7,999,360
       3,132,000   TANGO FINANCE CORPORATION                                             3.12         10/25/2006         3,131,969
       1,566,000   TRAVELERS INSURANCE COMPANY                                           3.17         02/10/2006         1,565,968
       4,000,000   WHITE PINE FINANCE                                                    3.06         01/18/2006         3,999,720

                                                                                                                       153,226,349
                                                                                                                    --------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $165,121,166)                                                          165,121,166
                                                                                                                    --------------

US TREASURY SECURITIES - 34.86%

US TREASURY BILLS - 1.09%
         128,000   US TREASURY BILLS<<^                                                  2.44         06/23/2005           127,809
         234,000   US TREASURY BILLS<<^                                                  2.70         06/23/2005           233,614
         554,000   US TREASURY BILLS<<^                                                  2.45         06/23/2005           553,170
         384,000   US TREASURY BILLS<<^                                                  2.54         06/23/2005           383,404
         170,000   US TREASURY BILLS<<^                                                  2.56         06/23/2005           169,734
         743,000   US TREASURY BILLS<<^                                                  2.58         06/23/2005           741,829
          38,000   US TREASURY BILLS<<^                                                  2.59         06/23/2005            37,940
          22,000   US TREASURY BILLS<<^                                                  2.61         06/23/2005            21,965
         467,000   US TREASURY BILLS<<^                                                  2.64         06/23/2005           466,247
         393,000   US TREASURY BILLS<<^                                                  2.72         06/23/2005           392,348
         581,000   US TREASURY BILLS<<^                                                  2.72         06/23/2005           580,034
         271,000   US TREASURY BILLS<<^                                                  2.77         06/23/2005           270,548

                                                                                                                         3,978,642
                                                                                                                    --------------

US TREASURY NOTES - 33.77%
      11,495,000   US TREASURY NOTE<<                                                    3.13         09/15/2008        11,302,367
       1,000,000   US TREASURY NOTE<<                                                    4.75         11/15/2008         1,034,570
      14,780,000   US TREASURY NOTE<<                                                    3.38         12/15/2008        14,626,997
      17,390,000   US TREASURY NOTE<<                                                    2.63         03/15/2009        16,739,231
      37,050,000   US TREASURY NOTE<<                                                    4.00         06/15/2009        37,449,436
       1,270,000   US TREASURY NOTE                                                      6.00         08/15/2009         1,381,521
       8,150,000   US TREASURY NOTE<<                                                    3.38         09/15/2009         8,037,302
       3,700,000   US TREASURY NOTE<<                                                    3.50         11/15/2009         3,665,890
       2,150,000   US TREASURY NOTE<<                                                    3.50         02/15/2010         2,126,905

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
US TREASURY NOTES (continued)
$     26,010,000   US TREASURY NOTE<<                                                    4.00%        03/15/2010    $   26,278,215

                                                                                                                       122,642,434
                                                                                                                    --------------

TOTAL US TREASURY SECURITIES (COST $126,737,950)                                                                       126,621,076
                                                                                                                    --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $501,933,685)*                                            145.31%                                             $  527,778,465

OTHER ASSETS AND LIABILITIES, NET                               (45.31)                                               (164,567,151)
                                                                ------                                              --------------

TOTAL NET ASSETS                                                100.00%                                             $  363,211,314
                                                                ------                                              --------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $3,869,750. THE TOTAL COLLATERAL RECEIVED REPRESENTS 102.37% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 77.97%

AMUSEMENT & RECREATION SERVICES - 0.14%
           4,957   CAESARS ENTERTAINMENT INCORPORATED+                                                              $      106,823
             985   HARRAH'S ENTERTAINMENT INCORPORATED                                                                      70,733
           4,710   INTERNATIONAL GAME TECHNOLOGY                                                                           132,728

                                                                                                                           310,284
                                                                                                                    --------------

APPAREL & ACCESSORY STORES - 0.40%
           1,741   ABERCROMBIE & FITCH COMPANY CLASS A                                                                      99,811
           4,464   CHICO'S FAS INCORPORATED+                                                                               152,713
           7,245   GAP INCORPORATED                                                                                        152,145
           3,009   KOHL'S CORPORATION+                                                                                     146,508
           4,601   LIMITED BRANDS                                                                                           94,643
           2,067   NORDSTROM INCORPORATED                                                                                  126,170
           3,966   PAYLESS SHOESOURCE INCORPORATED+                                                                         66,748
           2,595   ROSS STORES INCORPORATED                                                                                 73,127

                                                                                                                           911,865
                                                                                                                    --------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.47%
          14,637   BENETTON GROUP SPA ADR                                                                                  266,394
           1,992   JONES APPAREL GROUP INCORPORATED                                                                         63,565
           2,026   LIZ CLAIBORNE INCORPORATED                                                                               76,076
           1,770   VF CORPORATION                                                                                           99,881
           8,516   WACOAL CORPORATION ADR                                                                                  563,333

                                                                                                                         1,069,249
                                                                                                                    --------------

APPLICATIONS SOFTWARE - 0.04%
           3,134   CITRIX SYSTEMS INCORPORATED+                                                                             78,851
                                                                                                                    --------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.07%
           3,123   AUTONATION INCORPORATED+                                                                                 62,429
             380   AUTOZONE INCORPORATED+                                                                                   34,398
           2,755   CARMAX INCORPORATED+<<                                                                                   70,335

                                                                                                                           167,162
                                                                                                                    --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.57%
           1,725   CENTEX CORPORATION                                                                                      112,953
           4,640   D.R. HORTON INCORPORATED                                                                                160,405
           1,334   KB HOME                                                                                                  90,098
           1,780   LENNAR CORPORATION CLASS A                                                                              103,258
           1,533   PULTE HOMES INCORPORATED                                                                                117,198
          47,268   SEKISUI HOUSE LIMITED                                                                                   467,967
           7,794   VIVENDI UNIVERSAL SA ADR                                                                                238,341

                                                                                                                         1,290,220
                                                                                                                    --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.66%
           1,183   FASTENAL COMPANY                                                                                         68,756
          22,863   HOME DEPOT INCORPORATED                                                                                 899,659
           8,035   LOWE'S COMPANIES INCORPORATED                                                                           459,682
           1,547   SHERWIN-WILLIAMS COMPANY                                                                                 68,764

                                                                                                                         1,496,861
                                                                                                                    --------------

BUSINESS SERVICES - 4.62%
           6,723   3COM CORPORATION+                                                                                        24,606
           5,562   ADOBE SYSTEMS INCORPORATED<<                                                                            183,880

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
BUSINESS SERVICES (continued)
           1,414   AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+<<                                             $       73,146
           1,332   ARBITRON INCORPORATED                                                                                    53,733
           3,176   ARIBA INCORPORATED+                                                                                      19,469
           4,018   AUTODESK INCORPORATED                                                                                   159,032
           5,861   AUTOMATIC DATA PROCESSING INCORPORATED                                                                  256,712
           5,783   BEA SYSTEMS INCORPORATED                                                                                 48,751
           3,687   BMC SOFTWARE INCORPORATED+                                                                               62,753
           3,999   CADENCE DESIGN SYSTEMS INCORPORATED+                                                                     55,866
          11,443   CENDANT CORPORATION                                                                                     242,706
           2,625   CERIDIAN CORPORATION+                                                                                    50,059
           1,955   CERTEGY INCORPORATED                                                                                     73,410
           1,569   CHOICEPOINT INCORPORATED+                                                                                61,599
           2,433   COGNEX CORPORATION                                                                                       63,161
           5,501   COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                                                          150,012
           2,017   COMPUTER SCIENCES CORPORATION+                                                                           93,407
           7,354   COMPUWARE CORPORATION+                                                                                   50,375
           2,193   CONVERGYS CORPORATION+<<                                                                                 29,891
           2,502   CSK CORPORATION                                                                                          87,070
           1,677   DELUXE CORPORATION                                                                                       67,768
           5,518   DOUBLECLICK INCORPORATED+                                                                                45,413
           1,144   DST SYSTEMS INCORPORATED+<<                                                                              55,324
          11,814   EBAY INCORPORATED+                                                                                      449,050
           7,391   ECHELON CORPORATION+                                                                                     50,776
           4,048   EFUNDS CORPORATION+                                                                                      81,850
           3,522   ELECTRONIC ARTS INCORPORATED+                                                                           185,046
           5,689   ELECTRONIC DATA SYSTEMS CORPORATION                                                                     112,073
           2,898   ELECTRONICS FOR IMAGING INCORPORATED+<<                                                                  55,062
           1,913   EQUIFAX INCORPORATED                                                                                     66,362
           1,970   FAIR ISAAC CORPORATION                                                                                   67,472
           2,021   FILENET CORPORATION+<<                                                                                   56,305
           8,777   FIRST DATA CORPORATION                                                                                  332,034
           2,173   FISERV INCORPORATED+                                                                                     93,439
           3,159   IMS HEALTH INCORPORATED                                                                                  77,553
               1   INFOSPACE INCORPORATED+                                                                                      24
           5,877   INTERNET CAPITAL GROUP INCORPORATED+                                                                     34,087
           4,877   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                           60,182
           1,917   INTUIT INCORPORATED+                                                                                     82,853
           6,415   JUNIPER NETWORKS INCORPORATED+<<                                                                        164,481
           4,224   KEANE INCORPORATED+<<                                                                                    56,686
           1,699   MACROMEDIA INCORPORATED+                                                                                 75,130
           1,714   MANPOWER INCORPORATED                                                                                    68,269
           2,855   MCAFEE INCORPORATED+<<                                                                                   81,881
           4,970   MENTOR GRAPHICS CORPORATION+<<                                                                           51,092
           1,543   MERCURY INTERACTIVE CORPORATION+<<                                                                       69,620
          93,412   MICROSOFT CORPORATION                                                                                 2,410,030
           2,420   MONSTER WORLDWIDE INCORPORATED+                                                                          63,840
           6,137   MPS GROUP INCORPORATED+                                                                                  57,565
           4,145   NCR CORPORATION+                                                                                        151,831
           2,107   NDCHEALTH CORPORATION<<                                                                                  35,313
           7,552   NOVELL INCORPORATED+<<                                                                                   44,179
           1,781   OMNICOM GROUP INCORPORATED                                                                              145,846
          38,405   ORACLE CORPORATION+                                                                                     492,352
          10,280   PARAMETRIC TECHNOLOGY CORPORATION+                                                                       61,886
           8,085   REALNETWORKS INCORPORATED+                                                                               41,314
           3,823   RED HAT INCORPORATED+<<                                                                                  48,323
          14,875   RENTOKIL INITIAL PLC ADR                                                                                200,278
           3,113   REUTERS GROUP PLC ADR                                                                                   131,493
           3,568   ROBERT HALF INTERNATIONAL INCORPORATED                                                                   88,986
           2,728   RSA SECURITY INCORPORATED+                                                                               33,554
           6,352   SAP AG<<                                                                                                262,020
           6,631   SIEBEL SYSTEMS INCORPORATED                                                                              61,138
          33,570   SUN MICROSYSTEMS INCORPORATED+                                                                          127,902
           3,514   SUNGARD DATA SYSTEMS INCORPORATED+                                                                      121,971

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
BUSINESS SERVICES (continued)
           2,883   SYBASE INCORPORATED+                                                                             $       58,813
           7,324   SYMANTEC CORPORATION+                                                                                   165,596
           2,219   SYNOPSYS INCORPORATED+                                                                                   40,097
           1,603   TOTAL SYSTEM SERVICES INCORPORATED                                                                       39,033
           4,309   UNISYS CORPORATION+                                                                                      31,197
           3,743   VERISIGN INCORPORATED+                                                                                  121,086
           4,987   VERITAS SOFTWARE CORPORATION+                                                                           124,027
           2,952   VIAD CORPORATION                                                                                         82,066
           1,619   WEBSENSE INCORPORATED+<<                                                                                 86,956
           3,657   WPP GROUP PLC ADR<<                                                                                     194,406
          13,350   YAHOO! INCORPORATED+                                                                                    496,620

                                                                                                                        10,399,188
                                                                                                                    --------------

CHEMICALS & ALLIED PRODUCTS - 7.85%
          16,043   ABBOTT LABORATORIES                                                                                     773,914
           1,871   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                   112,690
           4,923   AKZO NOBEL NV ADR                                                                                       193,474
           1,438   ALBERTO-CULVER COMPANY CLASS B                                                                           63,747
          13,285   AMGEN INCORPORATED+                                                                                     831,375
           8,964   ASTRAZENECA PLC ADR<<                                                                                   381,149
             757   AVERY DENNISON CORPORATION                                                                               39,705
           5,790   AVON PRODUCTS INCORPORATED                                                                              230,095
           1,323   BARR LABORATORIES INCORPORATED+                                                                          67,235
           4,554   BIOGEN IDEC INCORPORATED+                                                                               178,061
          18,679   BRISTOL-MYERS SQUIBB COMPANY                                                                            473,699
           1,988   CABOT CORPORATION                                                                                        57,652
           1,811   CHIRON CORPORATION+<<                                                                                    67,985
           9,186   CIBA SPECIALTY CHEMICALS<<                                                                              274,478
           5,372   COLGATE PALMOLIVE COMPANY                                                                               268,439
           8,053   CROMPTON CORPORATION<<                                                                                  123,614
           9,310   DISCOVERY LABORATORIES INCORPORATED+<<                                                                   65,635
           9,716   DOW CHEMICAL COMPANY                                                                                    440,038
           9,429   DU PONT (E.I.) DE NEMOURS & COMPANY                                                                     438,543
           1,400   EASTMAN CHEMICAL COMPANY                                                                                 82,292
           2,656   ECOLAB INCORPORATED                                                                                      85,868
           5,341   EISAI COMPANY LIMITED ADR<<                                                                             182,370
           9,541   ELI LILLY & COMPANY                                                                                     556,240
           1,857   ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                              72,590
           3,964   FOREST LABORATORIES INCORPORATED+                                                                       152,931
           5,229   GENENTECH INCORPORATED+                                                                                 414,398
           3,045   GENZYME CORPORATION+                                                                                    189,978
           5,784   GILEAD SCIENCES INCORPORATED+                                                                           235,987
          11,250   GILLETTE COMPANY                                                                                        593,325
          15,045   GLAXOSMITHKLINE PLC ADR<<                                                                               747,736
           2,581   HOSPIRA INCORPORATED+                                                                                    98,284
           1,179   IDEXX LABORATORIES INCORPORATED+                                                                         68,064
           1,245   IMCLONE SYSTEMS INCORPORATED+                                                                            41,259
          15,075   INKINE PHARMACEUTICAL COMPANY INCORPORATED+<<                                                            34,371
           2,370   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                          87,903
           3,299   IVAX CORPORATION+<<                                                                                      64,825
           3,652   KING PHARMACEUTICALS INCORPORATED+                                                                       34,548
           1,497   LUBRIZOL CORPORATION                                                                                     58,937
           5,762   LYONDELL CHEMICAL COMPANY                                                                               136,790
           3,769   MEDIMMUNE INCORPORATED+                                                                                  99,502
          21,784   MERCK & COMPANY INCORPORATED                                                                            706,673
           6,277   MILLENNIUM PHARMACEUTICALS INCORPORATED+                                                                 52,538
           3,528   MONSANTO COMPANY                                                                                        201,096
           4,504   MOSAIC COMPANY+                                                                                          58,912
           3,419   MYLAN LABORATORIES INCORPORATED                                                                          56,414
          15,233   NOVARTIS AG ADR                                                                                         743,827
           3,612   NOVO NORDISK A/S ADR<<                                                                                  186,343
           5,176   OLIN CORPORATION                                                                                         97,154

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
           1,497   OSI PHARMACEUTICALS INCORPORATED+                                                                $       55,643
          76,988   PFIZER INCORPORATED                                                                                   2,147,965
           3,969   PHARMOS CORPORATION+                                                                                     11,391
           1,329   PPG INDUSTRIES INCORPORATED                                                                              86,903
           3,165   PRAXAIR INCORPORATED                                                                                    148,344
          21,190   PROCTER & GAMBLE COMPANY                                                                              1,168,629
           8,298   ROCHE HOLDING AG ADR                                                                                    524,541
           1,611   ROHM & HAAS COMPANY                                                                                      75,153
          11,644   SANOFI-AVENTIS ADR                                                                                      523,980
          14,887   SCHERING-PLOUGH CORPORATION                                                                             290,297
           1,907   SEPRACOR INCORPORATED+<<                                                                                115,869
          15,435   SHISEIDO COMPANY LIMITED<<                                                                              187,182
             848   SIGMA-ALDRICH CORPORATION                                                                                50,804
          19,315   SYNGENTA AG ADR+<<                                                                                      398,662
           4,493   TANOX INCORPORATED+                                                                                      44,481
           1,055   VALSPAR CORPORATION<<                                                                                    50,007
          13,611   WYETH                                                                                                   590,309

                                                                                                                        17,692,843
                                                                                                                    --------------

COAL MINING - 0.12%
           3,341   MASSEY ENERGY COMPANY<<                                                                                 135,077
           3,482   PENN VIRGINIA CORPORATION                                                                               143,702

                                                                                                                           278,779
                                                                                                                    --------------

COMMUNICATIONS - 4.19%
           1,791   ADTRAN INCORPORATED                                                                                      39,348
           3,539   ALLTEL CORPORATION<<                                                                                    205,864
           5,643   AMERICAN TOWER CORPORATION CLASS A+                                                                     101,800
           1,841   ANIXTER INTERNATIONAL INCORPORATED+<<                                                                    69,608
           8,755   AT&T CORPORATION                                                                                        164,506
           6,664   AVAYA INCORPORATED+                                                                                      60,976
          19,027   BELLSOUTH CORPORATION                                                                                   509,162
           3,281   BRITISH SKY BROADCASTING GROUP PLC ADR                                                                  130,813
           7,075   BT GROUP PLC ADR<<                                                                                      277,694
           3,524   CABLEVISION SYSTEMS NEW YORK GROUP CLASS A+                                                              90,144
           2,049   CENTURYTEL INCORPORATED                                                                                  67,187
           9,554   CINCINNATI BELL INCORPORATED+<<                                                                          37,738
           5,017   CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                               146,647
          23,694   COMCAST CORPORATION CLASS A+                                                                            762,947
          18,113   DEUTSCHE TELEKOM AG ADR<<                                                                               337,807
           8,974   DIRECTV GROUP INCORPORATED+                                                                             133,982
           4,329   ECHOSTAR COMMUNICATIONS CORPORATION CLASS A+                                                            126,537
           8,439   FRANCE TELECOM SA ADR<<                                                                                 238,570
           1,305   GLOBAL PAYMENTS INCORPORATED                                                                             90,436
           3,859   HEARST-ARGYLE TELEVISION INCORPORATED                                                                    96,321
           4,029   IAC INTERACTIVECORP+<<                                                                                   98,710
           2,881   LAGARDERE SCA ADR+                                                                                      205,969
           2,717   LIBERTY MEDIA INTERNATIONAL INCORPORATED CLASS A+                                                       113,869
          12,267   NEXTEL COMMUNICATIONS INCORPORATED CLASS A+                                                             370,218
           9,344   NIPPON TELEGRAPH AND TELEPHONE CORPORATION ADR                                                          191,272
           1,663   NTL INCORPORATED+                                                                                       106,898
          13,214   NTT DOCOMO INCORPORATED ADR                                                                             199,928
           5,473   REED ELSEVIER PLC ADR<<                                                                                 211,094
          33,614   SBC COMMUNICATIONS INCORPORATED<<                                                                       785,895
          16,882   SPRINT CORPORATION-FON GROUP                                                                            399,935
           8,392   TDC A/S ADR                                                                                             184,876
          12,041   TELEFONAKTIEBOLAGET LM ERICSSON ADR<<                                                                   378,449
          10,533   TELEFONICA SA ADR                                                                                       531,284
           1,139   TELEPHONE AND DATA SYSTEMS INCORPORATED                                                                  44,136
           1,139   TELEPHONE AND DATA SYSTEMS INCORPORATED SHS                                                              43,282

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMUNICATIONS (continued)
          28,276   VERIZON COMMUNICATIONS INCORPORATED                                                              $    1,000,405
          35,521   VODAFONE GROUP PLC ADR                                                                                  894,419

                                                                                                                         9,448,726
                                                                                                                    --------------

DEPOSITORY INSTITUTIONS - 8.92%
          12,745   ABN AMRO HOLDING NV ADR<<                                                                               296,968
           7,968   ALLIED IRISH BANKS PLC ADR                                                                              332,584
           4,395   AMSOUTH BANCORPORATION                                                                                  117,171
           3,973   ASSOCIATED BANC-CORP                                                                                    132,778
          29,584   BANCO BILBAO VIZCAYA ARGENTARIA SA ADR                                                                  464,173
          38,752   BANCO SANTANDER CENTRAL HISPANO SA ADR                                                                  444,485
          37,646   BANK OF AMERICA CORPORATION                                                                           1,743,763
           2,277   BANK OF HAWAII CORPORATION                                                                              110,958
           8,511   BANK OF NEW YORK COMPANY INCORPORATED                                                                   245,287
             865   BANKNORTH GROUP INCORPORATED                                                                             25,933
          10,738   BARCLAYS PLC ADR<<                                                                                      411,051
           7,859   BAYERISCHE HYPO-UND VEREINSBANK AG ADR+<<                                                               194,078
           5,432   BB&T CORPORATION                                                                                        216,954
           8,172   BERKSHIRE HILLS BANCORP INCORPORATED                                                                    260,278
          10,880   BNP PARIBAS SA ADR<<                                                                                    367,087
           4,785   CHITTENDEN CORPORATION                                                                                  125,606
          46,112   CITIGROUP INCORPORATED                                                                                2,172,336
           1,112   CITY NATIONAL CORPORATION                                                                                78,985
           1,664   COMERICA INCORPORATED                                                                                    92,984
           1,480   COMMERCE BANCSHARES INCORPORATED                                                                         72,150
           4,949   COMMERCIAL CAPITAL BANCORPORATION INCORPORATED                                                           83,886
           5,058   COMMERCIAL FEDERAL CORPORATION                                                                          126,501
           5,849   COMMUNITY BANK SYSTEM INCORPORATED                                                                      136,282
           2,548   COMPASS BANCSHARES INCORPORATED                                                                         113,564
           4,186   DEUTSCHE BANK AG<<                                                                                      326,173
           1,517   DOWNEY FINANCIAL CORPORATION                                                                            113,805
           4,242   FIFTH THIRD BANCORP                                                                                     180,794
           1,373   FIRST HORIZON NATIONAL CORPORATION                                                                       57,982
           2,236   FIRSTFED FINANCIAL CORPORATION+                                                                         121,146
           1,763   GOLDEN WEST FINANCIAL CORPORATION                                                                       110,399
           8,760   HBOS PLC ADR<<                                                                                          383,414
           3,733   HIBERNIA CORPORATION CLASS A                                                                            120,016
          11,541   HSBC HOLDINGS PLC ADR<<                                                                                 915,894
           3,480   HUNTINGTON BANCSHARES INCORPORATED<<                                                                     81,154
           5,454   HYPO REAL ESTATE HOLDING AG ADR                                                                         215,836
           4,550   IBERIABANK CORPORATION                                                                                  267,722
          36,319   JP MORGAN CHASE & COMPANY                                                                             1,298,404
           4,109   KEYCORP                                                                                                 134,611
          10,313   LLOYDS TSB GROUP PLC ADR<<                                                                              343,629
             750   M&T BANK CORPORATION                                                                                     76,605
           2,753   MARSHALL & ILSLEY CORPORATION                                                                           119,783
           3,708   MELLON FINANCIAL CORPORATION                                                                            102,934
           1,778   MERCANTILE BANKSHARES CORPORATION                                                                        92,687
           4,215   NATIONAL AUSTRALIA BANK LIMITED ADR                                                                     501,164
          62,549   NATIONAL BANK OF GREECE SA ADR<<                                                                        419,078
           5,947   NATIONAL CITY CORPORATION                                                                               205,528
           3,395   NEW YORK COMMUNITY BANCORP INCORPORATED                                                                  61,857
           5,981   NORTH FORK BANCORPORATION INCORPORATED                                                                  163,042
           2,505   NORTHERN TRUST CORPORATION                                                                              115,030
           1,091   PARK NATIONAL CORPORATION                                                                               112,646
           5,033   PENNROCK FINANCIAL SERVICES CORPORATION                                                                 174,192
           1,826   PNC FINANCIAL SERVICES GROUP                                                                             99,791
           5,438   POPULAR INCORPORATED                                                                                    128,065
           5,363   REGIONS FINANCIAL CORPORATION                                                                           180,626
          13,405   SANPAOLO IMI SPA<<                                                                                      374,000
           4,039   SKY FINANCIAL GROUP INCORPORATED                                                                        116,283
          15,886   SOCIETE GENERALE<<                                                                                      313,256

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
DEPOSITORY INSTITUTIONS (continued)
           3,045   STATE STREET CORPORATION                                                                         $      146,160
           2,358   SUNTRUST BANKS INCORPORATED                                                                             173,572
           4,125   SYNOVUS FINANCIAL CORPORATION                                                                           119,914
           2,581   TCF FINANCIAL CORPORATION                                                                                66,822
           4,753   TRUSTMARK CORPORATION                                                                                   135,793
          20,810   US BANCORP                                                                                              610,357
           4,644   VALLEY NATIONAL BANCORP                                                                                 110,806
          16,529   WACHOVIA CORPORATION                                                                                    838,847
           5,275   WASHINGTON FEDERAL INCORPORATED                                                                         120,376
           6,302   WASHINGTON MUTUAL INCORPORATED<<                                                                        260,273
           1,067   WEBSTER FINANCIAL CORPORATION                                                                            50,042
           9,961   WESTPAC BANKING CORPORATION ADR                                                                         743,389
           2,570   WILMINGTON TRUST CORPORATION                                                                             92,083
           3,748   WINTRUST FINANCIAL CORPORATION<<                                                                        187,662
             872   ZIONS BANCORPORATION                                                                                     61,772

                                                                                                                        20,111,256
                                                                                                                    --------------

EATING & DRINKING PLACES - 0.49%
           1,549   BRINKER INTERNATIONAL INCORPORATED+                                                                      58,273
           3,483   CHEESECAKE FACTORY INCORPORATED+                                                                        122,985
           2,867   DARDEN RESTAURANTS INCORPORATED                                                                          93,120
           3,331   JACK IN THE BOX INCORPORATED+<<                                                                         138,170
          13,248   MCDONALD'S CORPORATION                                                                                  409,893
           1,388   OUTBACK STEAKHOUSE INCORPORATED                                                                          61,419
           1,049   WENDY'S INTERNATIONAL INCORPORATED                                                                       47,341
           3,398   YUM! BRANDS INCORPORATED                                                                                174,284

                                                                                                                         1,105,485
                                                                                                                    --------------

EDUCATIONAL SERVICES - 0.11%
           2,254   APOLLO GROUP INCORPORATED CLASS A+                                                                      176,939
           1,964   CAREER EDUCATION CORPORATION+                                                                            68,092

                                                                                                                           245,031
                                                                                                                    --------------

ELECTRIC, GAS & SANITARY SERVICES - 3.89%
           9,607   AES CORPORATION+                                                                                        143,048
           2,118   AMEREN CORPORATION                                                                                      115,600
           4,352   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                            155,323
           8,219   BG GROUP PLC ADR<<                                                                                      315,116
          14,347   CALPINE CORPORATION+<<                                                                                   42,754
           4,177   CENTERPOINT ENERGY INCORPORATED<<                                                                        51,210
           2,088   CINERGY CORPORATION                                                                                      86,088
          50,261   CLP HOLDINGS LIMITED                                                                                    287,508
           1,711   CONSOLIDATED EDISON INCORPORATED                                                                         77,868
           2,253   CONSTELLATION ENERGY GROUP INCORPORATED                                                                 120,423
           2,490   DOMINION RESOURCES INCORPORATED                                                                         175,072
          10,258   DUKE ENERGY CORPORATION<<                                                                               281,890
          14,090   E.ON AG                                                                                                 408,610
           4,734   EDISON INTERNATIONAL                                                                                    173,975
           9,357   EL PASO CORPORATION                                                                                      96,751
           2,381   ENTERGY CORPORATION                                                                                     171,027
           8,158   EXELON CORPORATION                                                                                      382,202
           3,797   FIRSTENERGY CORPORATION                                                                                 168,207
           3,824   FPL GROUP INCORPORATED                                                                                  155,446
         311,940   HONG KONG & CHINA GAS COMPANY LIMITED ADR                                                               627,530
          58,504   HONG KONG ELECTRIC HOLDINGS LIMITED ADR                                                                 258,705
           5,511   INTERNATIONAL POWER PLC<<                                                                               197,018
           1,396   KINDER MORGAN INCORPORATED                                                                              108,483
           2,204   NATIONAL FUEL GAS COMPANY                                                                                61,712
           7,023   NATIONAL GRID TRANSCO PLC                                                                               346,374

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
           3,496   NISOURCE INCORPORATED                                                                            $       84,254
           1,591   NSTAR                                                                                                    93,137
           1,257   PEOPLES ENERGY CORPORATION<<                                                                             53,737
           4,645   PG&E CORPORATION                                                                                        166,152
           1,716   PINNACLE WEST CAPITAL CORPORATION                                                                        75,710
           2,738   PPL CORPORATION                                                                                         157,462
           1,644   PROGRESS ENERGY INCORPORATED                                                                             72,714
           2,801   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                            155,456
           7,196   RELIANT RESOURCES INCORPORATED+                                                                          88,511
           7,366   RWE AG<<                                                                                                452,030
           1,892   SCANA CORPORATION                                                                                        79,710
           7,124   SCOTTISH POWER PLC                                                                                      240,577
           2,684   SEMPRA ENERGY                                                                                           106,474
           5,157   SOUTH JERSEY INDUSTRIES INCORPORATED                                                                    292,402
           7,889   SOUTHERN COMPANY                                                                                        267,832
           3,849   TXU CORPORATION                                                                                         308,998
           5,033   UGI CORPORATION<<                                                                                       133,425
          14,457   UNITED UTILITIES PLC<<                                                                                  361,714
           4,209   WASTE MANAGEMENT INCORPORATED                                                                           124,123
           7,903   WILLIAMS COMPANIES INCORPORATED                                                                         145,494
           3,180   WPS RESOURCES CORPORATION                                                                               175,313
           6,748   XCEL ENERGY INCORPORATED<<                                                                              124,366

                                                                                                                         8,767,531
                                                                                                                    --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.44%
           6,815   ADAPTEC INCORPORATED+<<                                                                                  27,124
           5,164   ADVANCED MICRO DEVICES INCORPORATED+<<                                                                   84,690
           7,927   ALCATEL SA ADR+<<                                                                                        86,563
           4,284   ALTERA CORPORATION+                                                                                      95,062
           2,751   AMERICAN POWER CONVERSION CORPORATION                                                                    70,040
           3,723   ANALOG DEVICES INCORPORATED                                                                             138,049
           3,844   ANDREW CORPORATION+                                                                                      50,971
           6,998   APPLIED MICRO CIRCUITS CORPORATION+                                                                      20,084
           4,104   AVX CORPORATION                                                                                          48,756
           3,180   BROADCOM CORPORATION CLASS A+<<                                                                         112,858
           6,165   CANON INCORPORATED ADR                                                                                  334,451
          21,837   CHARTERED SEMICONDUCTOR+<<                                                                              157,226
          68,225   CISCO SYSTEMS INCORPORATED+                                                                           1,322,201
           3,400   COMVERSE TECHNOLOGY INCORPORATED+                                                                        80,002
           1,709   CREE INCORPORATED+<<                                                                                     51,338
           3,168   CYPRESS SEMICONDUCTOR+                                                                                   40,962
           3,342   DITECH COMMUNICATIONS CORPORATION+<<                                                                     24,096
           2,888   EMERSON ELECTRIC COMPANY                                                                                191,965
           2,618   FREESCALE SEMICONDUCTOR INCORPORATED CLASS B+                                                            52,884
           7,663   GEMSTAR-TV GUIDE INTERNATIONAL INCORPORATED+                                                             26,054
          98,542   GENERAL ELECTRIC COMPANY                                                                              3,594,812
           1,200   HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                             99,432
           2,554   HARRIS CORPORATION                                                                                       73,402
           1,770   IMATION CORPORATION                                                                                      66,835
           8,890   INFINEON TECHNOLOGIES AG ADR+                                                                            78,410
           3,864   INTEGRATED DEVICE TECHNOLOGY INCORPORATED+<<                                                             47,257
          64,199   INTEL CORPORATION                                                                                     1,728,879
           1,365   INTERNATIONAL RECTIFIER CORPORATION+<<                                                                   65,220
           2,700   INTERSIL CORPORATION CLASS A                                                                             50,652
           2,808   JABIL CIRCUIT INCORPORATED+                                                                              82,078
          15,584   JDS UNIPHASE CORPORATION+                                                                                23,844
           1,955   KLA-TENCOR CORPORATION                                                                                   88,777
           7,631   KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV NY SHARES<<                                                  195,506
           1,459   L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                103,268
           8,592   LATTICE SEMICONDUCTOR CORPORATION+                                                                       36,258
           2,538   LINEAR TECHNOLOGY CORPORATION                                                                            95,099
           5,937   LSI LOGIC CORPORATION+                                                                                   43,696

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
          46,626   LUCENT TECHNOLOGIES INCORPORATED+<<                                                              $      131,019
          21,117   MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED ADR                                                      316,333
           3,078   MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                  121,273
           1,477   MAYTAG CORPORATION                                                                                       21,549
           7,976   MCDATA CORPORATION CLASS A+<<                                                                            30,389
           2,475   MICROCHIP TECHNOLOGY INCORPORATED                                                                        73,359
           5,829   MICRON TECHNOLOGY INCORPORATED+<<                                                                        64,002
          16,522   MINEBEA COMPANY LIMITED ADR                                                                             135,824
           1,717   MOLEX INCORPORATED<<                                                                                     45,483
          24,927   MOTOROLA INCORPORATED                                                                                   432,982
           5,171   MYKROLIS CORPORATION+                                                                                    69,757
           4,493   NATIONAL SEMICONDUCTOR CORPORATION                                                                       90,399
           4,346   NETWORK APPLIANCE INCORPORATED+                                                                         124,991
           5,267   NIDEC CORPORATION ADR<<                                                                                 146,159
          19,648   NOKIA OYJ ADR                                                                                           331,265
           2,005   NOVELLUS SYSTEMS INCORPORATED+                                                                           53,433
           3,222   NVIDIA CORPORATION+                                                                                      87,606
           7,411   OMRON CORPORATION                                                                                       164,345
           6,462   PIONEER CORPORATION                                                                                     106,623
           1,700   QLOGIC CORPORATION+<<                                                                                    54,434
          17,376   QUALCOMM INCORPORATED                                                                                   647,430
           6,670   RF MICRO DEVICES INCORPORATED+                                                                           31,016
           2,694   ROCKWELL COLLINS INCORPORATED                                                                           133,057
           8,467   SANMINA-SCI CORPORATION+                                                                                 43,436
           5,895   SANYO ELECTRIC COMPANY LIMITED                                                                           79,877
           2,579   SCIENTIFIC-ATLANTA INCORPORATED                                                                          85,881
           1,236   SILICON LABORATORIES INCORPORATED+                                                                       34,274
           7,381   SONY CORPORATION ADR<<                                                                                  275,090
           9,048   SPATIALIGHT INCORPORATED+<<                                                                              54,921
           3,793   STMICROELECTRONICS NV NY SHARES<<                                                                        59,057
           2,064   TDK CORPORATION ADR                                                                                     150,631
           7,174   TELLABS INCORPORATED+                                                                                    58,970
          16,988   TEXAS INSTRUMENTS INCORPORATED                                                                          469,548
           2,425   THOMAS & BETTS CORPORATION+                                                                              74,884
           1,601   VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                  64,969
           2,761   VISHAY INTERTECHNOLOGY INCORPORATED+<<                                                                   35,617
             373   WHIRLPOOL CORPORATION                                                                                    25,662
           3,841   XILINX INCORPORATED                                                                                     106,588

                                                                                                                        14,520,934
                                                                                                                    --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.35%
           3,758   CELGENE CORPORATION+<<                                                                                  159,114
           1,373   CEPHALON INCORPORATED+<<                                                                                 58,243
           1,393   FLUOR CORPORATION                                                                                        80,028
           3,372   MOODY'S CORPORATION                                                                                     145,906
           2,805   PAYCHEX INCORPORATED                                                                                     81,008
           1,135   QUEST DIAGNOSTICS INCORPORATED                                                                          119,175
           6,058   SERVICEMASTER COMPANY                                                                                    78,754
           4,399   TELIK INCORPORATED+<<                                                                                    62,730

                                                                                                                           784,958
                                                                                                                    --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.24%
           2,618   BALL CORPORATION                                                                                         98,306
           2,570   CRANE COMPANY                                                                                            67,514
           1,934   FORTUNE BRANDS INCORPORATED                                                                             167,291
           2,372   ILLINOIS TOOL WORKS INCORPORATED                                                                        200,268

                                                                                                                           533,379
                                                                                                                    --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
FINANCIAL SERVICES - 0.03%
           4,503   JANUS CAPITAL GROUP INCORPORATED                                                                 $       69,166
                                                                                                                    --------------

FOOD & KINDRED PRODUCTS - 2.64%
           1,382   ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                    64,747
           7,433   ARCHER-DANIELS-MIDLAND COMPANY                                                                          147,545
           8,334   CADBURY SCHWEPPES PLC ADR<<                                                                             328,526
           2,171   CAMPBELL SOUP COMPANY                                                                                    67,366
          15,632   COCA-COLA COMPANY                                                                                       697,656
           2,983   COCA-COLA ENTERPRISES INCORPORATED                                                                       65,268
          42,986   COMPASS GROUP PLC<<                                                                                     170,005
           4,617   CONAGRA FOODS INCORPORATED                                                                              120,735
           3,334   DEL MONTE FOODS COMPANY+                                                                                 34,807
           7,195   DIAGEO PLC ADR<<                                                                                        418,173
           3,141   FLOWERS FOODS INCORPORATED<<                                                                            102,554
           2,276   GENERAL MILLS INCORPORATED                                                                              112,662
          17,920   GROUPE DANONE ADR<<                                                                                     329,728
           2,887   HANSEN NATURAL CORPORATION+<<                                                                           215,197
           2,291   HERSHEY FOODS CORPORATION                                                                               147,105
           2,936   HJ HEINZ COMPANY                                                                                        106,782
           1,794   HORMEL FOODS CORPORATION                                                                                 53,138
           1,228   JM SMUCKER COMPANY                                                                                       61,167
           2,877   KELLOGG COMPANY                                                                                         130,875
          22,958   KIRIN BREWERY COMPANY LIMITED                                                                           227,284
           1,456   KRAFT FOODS INCORPORATED CLASS A                                                                         47,233
           1,886   MCCORMICK & COMPANY INCORPORATED                                                                         63,822
             367   MOLSON COORS BREWING COMPANY                                                                             21,459
          13,574   NESTLE SA ADR                                                                                           895,394
           2,497   PEPSI BOTTLING GROUP INCORPORATED                                                                        70,840
           2,752   PEPSIAMERICAS INCORPORATED                                                                               66,653
          14,328   PEPSICO INCORPORATED                                                                                    806,666
           7,962   SARA LEE CORPORATION                                                                                    161,549
           2,226   SMITHFIELD FOODS INCORPORATED+                                                                           66,402
           3,100   TYSON FOODS INCORPORATED CLASS A                                                                         57,226
           1,418   WM. WRIGLEY JR. COMPANY                                                                                  96,807

                                                                                                                         5,955,371
                                                                                                                    --------------

FOOD STORES - 0.74%
           2,684   ALBERTSON'S INCORPORATED<<                                                                               56,337
           8,936   COLES MYER LIMITED ADR                                                                                  497,020
          18,028   KONINKLIJKE AHOLD NV ADR+                                                                               137,013
           4,781   KROGER COMPANY+                                                                                          80,177
           3,523   SAFEWAY INCORPORATED                                                                                     77,541
           4,945   STARBUCKS CORPORATION+                                                                                  270,739
          25,340   TESCO PLC ADR<<                                                                                         433,664
             891   WHOLE FOODS MARKET INCORPORATED<<                                                                       106,011

                                                                                                                         1,658,502
                                                                                                                    --------------

FORESTRY - 0.03%
           1,169   WEYERHAEUSER COMPANY                                                                                     74,991
                                                                                                                    --------------

FURNITURE & FIXTURES - 0.29%
           1,564   ETHAN ALLEN INTERIORS INCORPORATED                                                                       48,797
           1,961   HERMAN MILLER INCORPORATED                                                                               57,085
           1,009   HILLENBRAND INDUSTRIES INCORPORATED                                                                      50,914
           1,327   HNI CORPORATION                                                                                          68,460
           4,830   HOOKER FURNITURE CORPORATION                                                                             71,243
           3,438   LEGGETT & PLATT INCORPORATED                                                                             91,588
           5,847   MASCO CORPORATION                                                                                       187,221

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
FURNITURE & FIXTURES (continued)
           3,203   NEWELL RUBBERMAID INCORPORATED                                                                   $       72,996

                                                                                                                           648,304
                                                                                                                    --------------

GENERAL MERCHANDISE STORES - 1.08%
           3,454   BIG LOTS INCORPORATED+<<                                                                                 43,728
           1,811   BJ'S WHOLESALE CLUB INCORPORATED+                                                                        54,602
           3,684   DOLLAR GENERAL CORPORATION                                                                               72,243
           1,880   FAMILY DOLLAR STORES INCORPORATED                                                                        48,260
           1,635   FEDERATED DEPARTMENT STORES INCORPORATED<<                                                              110,281
           2,958   JC PENNEY COMPANY INCORPORATED                                                                          147,190
           2,847   MAY DEPARTMENT STORES COMPANY                                                                           108,642
           3,174   SAKS INCORPORATED+                                                                                       54,402
             765   SEARS HOLDINGS CORPORATION+                                                                             112,225
           9,177   TARGET CORPORATION                                                                                      492,805
           5,451   TJX COMPANIES INCORPORATED                                                                              124,991
          22,695   WAL-MART STORES INCORPORATED                                                                          1,071,885

                                                                                                                         2,441,254
                                                                                                                    --------------

HEALTH SERVICES - 0.49%
           6,131   CAREMARK RX INCORPORATED+                                                                               273,810
           4,153   HCA INCORPORATED                                                                                        224,262
           3,281   HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A                                                       82,747
           2,187   LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                             105,960
           2,067   LIFEPOINT HOSPITALS INCORPORATED+<<                                                                      92,974
           5,900   TENET HEALTHCARE CORPORATION+<<                                                                          71,508
           1,915   TRIAD HOSPITALS INCORPORATED+                                                                            97,129
             981   UNIVERSAL HEALTH SERVICES CLASS B                                                                        57,320
           2,508   VALEANT PHARMACEUTICALS INTERNATIONAL                                                                    51,740
           1,315   WATSON PHARMACEUTICALS INCORPORATED+                                                                     39,529

                                                                                                                         1,096,979
                                                                                                                    --------------

HOLDING & OTHER INVESTMENT OFFICES - 1.62%
           1,541   ALEXANDRIA REAL ESTATE EQUITIES INCORPORATED                                                            106,791
             929   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                        34,466
           2,397   ARCHSTONE-SMITH TRUST                                                                                    88,258
           2,954   ARDEN REALTY INCORPORATED                                                                               101,322
             968   AVALONBAY COMMUNITIES INCORPORATED                                                                       72,474
           7,730   BEDFORD PROPERTY INVESTORS                                                                              179,104
             729   BOSTON PROPERTIES INCORPORATED                                                                           48,690
           2,836   CARRAMERICA REALTY CORPORATION                                                                           98,041
           1,182   CBL & ASSOCIATES PROPERTIES INCORPORATED                                                                 96,298
          13,862   CEDAR SHOPPING CENTERS INCORPORATED                                                                     187,553
           2,089   CENTERPOINT PROPERTIES                                                                                   87,320
           4,104   CRESCENT REAL ESTATE EQUITIES COMPANY                                                                    75,473
           1,593   DUKE REALTY CORPORATION                                                                                  49,176
           6,199   ENTERTAINMENT PROPERTIES TRUST<<                                                                        275,855
           1,593   EQUITY OFFICE PROPERTIES TRUST<<                                                                         51,757
           1,775   EQUITY RESIDENTIAL                                                                                       63,722
           3,016   GENERAL GROWTH PROPERTIES INCORPORATED<<                                                                117,413
           3,304   HIGHWOODS PROPERTIES INCORPORATED                                                                        90,926
           4,211   HOST MARRIOTT CORPORATION<<                                                                              70,534
           1,026   ISTAR FINANCIAL INCORPORATED                                                                             42,989
           5,252   KILROY REALTY CORPORATION                                                                               237,285
           1,177   KIMCO REALTY CORPORATION                                                                                 67,984
           5,481   LASALLE HOTEL PROPERTIES                                                                                169,363
             996   MACK-CALI REALTY CORPORATION                                                                             43,914
          32,941   MITSUBISHI TOKYO FINANCIAL GROUP INCORPORATED ADR<<                                                     273,410
           1,191   PAN PACIFIC RETAIL PROPERTY                                                                              76,045
           3,069   PLUM CREEK TIMBER COMPANY                                                                               107,568

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
HOLDING & OTHER INVESTMENT OFFICES (continued)
             645   PUBLIC STORAGE INCORPORATED                                                                      $       38,784
           1,217   SIMON PROPERTY GROUP INCORPORATED                                                                        83,632
           6,806   SOVRAN SELF STORAGE INCORPORATED<<                                                                      303,480
          10,024   TANGER FACTORY OUTLET CENTERS INCORPORATED                                                              242,681
             717   VORNADO REALTY TRUST                                                                                     56,428

                                                                                                                         3,638,736
                                                                                                                    --------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.21%
           3,561   BED BATH & BEYOND INCORPORATED+                                                                         144,755
           3,125   BEST BUY COMPANY INCORPORATED                                                                           170,094
           4,276   CIRCUIT CITY STORES INCORPORATED                                                                         70,083
           2,454   PIER 1 IMPORTS INCORPORATED<<                                                                            41,203
           2,274   RADIO SHACK CORPORATION                                                                                  57,214

                                                                                                                           483,349
                                                                                                                    --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.40%
          12,519   ACCOR SA ADR                                                                                            289,757
           3,530   GAYLORD ENTERTAINMENT COMPANY+                                                                          148,366
           4,340   HILTON HOTELS CORPORATION                                                                               105,158
           1,926   MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                             130,082
           2,046   MGM MIRAGE+<<                                                                                            77,932
           2,745   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                        153,638

                                                                                                                           904,933
                                                                                                                    --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.76%
           7,256   3M COMPANY                                                                                              556,172
           2,413   AMERICAN STANDARD COMPANIES INCORPORATED                                                                103,276
           8,920   APPLE COMPUTER INCORPORATED+                                                                            354,213
          15,930   APPLIED MATERIALS INCORPORATED                                                                          261,411
           5,545   AXCELIS TECHNOLOGIES INCORPORATED+                                                                       36,874
           2,197   BAKER HUGHES INCORPORATED                                                                               101,479
           1,302   BLACK & DECKER CORPORATION                                                                              113,691
           7,945   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                             31,065
           3,627   CATERPILLAR INCORPORATED                                                                                341,337
           1,091   CDW CORPORATION<<                                                                                        63,474
           7,072   CIRRUS LOGIC INCORPORATED+                                                                               36,633
             574   COOPER CAMERON CORPORATION+                                                                              33,929
           2,531   DEERE & COMPANY                                                                                         167,426
          26,526   DELL INCORPORATED+                                                                                    1,058,122
             598   DIEBOLD INCORPORATED                                                                                     29,936
           2,185   DOVER CORPORATION                                                                                        82,746
           1,703   EATON CORPORATION                                                                                       101,925
          24,977   EMC CORPORATION+                                                                                        351,177
           7,570   GATEWAY INCORPORATED+                                                                                    26,192
           4,099   GRANT PRIDECO INCORPORATED+<<                                                                            98,458
          30,668   HEWLETT-PACKARD COMPANY                                                                                 690,337
           2,726   HITACHI LIMITED ADR                                                                                     163,287
          16,458   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                           1,243,402
           6,522   KOMATSU LIMITED ADR                                                                                     197,279
           2,316   LAM RESEARCH CORPORATION+<<                                                                              71,055
           1,320   LEXMARK INTERNATIONAL INCORPORATED+<<                                                                    90,341
          21,683   MAKITA CORPORATION                                                                                      424,987
           7,638   MAXTOR CORPORATION+                                                                                      41,933
           2,436   NATIONAL-OILWELL INCORPORATED+                                                                          109,620
          21,671   NEC CORPORATION ADR                                                                                     120,924
           3,069   NORDSON CORPORATION                                                                                      95,415
           2,818   PALL CORPORATION                                                                                         82,257
           1,445   PALMONE INCORPORATED+<<                                                                                  41,067
           1,598   PARKER HANNIFIN CORPORATION                                                                              96,407

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
           1,278   PITNEY BOWES INCORPORATED                                                                        $       57,012
           2,542   SANDISK CORPORATION+                                                                                     66,321
           5,499   SIEMENS AG                                                                                              402,637
           1,450   SMITH INTERNATIONAL INCORPORATED                                                                         85,202
          13,390   SOLECTRON CORPORATION+                                                                                   48,874
           1,174   SPX CORPORATION                                                                                          52,137
           1,934   STANLEY WORKS                                                                                            86,276
           2,508   STORAGE TECHNOLOGY CORPORATION+                                                                          80,958
           4,675   SYMBOL TECHNOLOGIES INCORPORATED                                                                         53,809
           2,929   TRANSACT TECHNOLOGIES INCORPORATED+                                                                      28,792
           2,218   VARIAN MEDICAL SYSTEMS INCORPORATED+<<                                                                   83,419

                                                                                                                         8,463,284
                                                                                                                    --------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.14%
           3,916   AON CORPORATION                                                                                          97,626
             309   JEFFERSON-PILOT CORPORATION                                                                              15,573
           5,040   MARSH & MCLENNAN COMPANIES INCORPORATED                                                                 146,362
           3,436   UNUMPROVIDENT CORPORATION                                                                                63,085

                                                                                                                           322,646
                                                                                                                    --------------

INSURANCE CARRIERS - 3.51%
           4,414   21ST CENTURY INSURANCE GROUP                                                                             61,487
           5,876   AEGON NV<<                                                                                               75,507
           3,730   AETNA INCORPORATED                                                                                      290,977
           4,860   AFLAC INCORPORATED                                                                                      201,933
             212   ALLEGHANY CORPORATION+<<                                                                                 59,413
          22,157   ALLIANZ AG ADR<<                                                                                        261,896
           1,522   ALLMERICA FINANCIAL CORPORATION+                                                                         53,148
           5,549   ALLSTATE CORPORATION                                                                                    322,952
             830   AMBAC FINANCIAL GROUP INCORPORATED                                                                       59,884
           1,733   AMERICAN FINANCIAL GROUP INCORPORATED                                                                    56,184
          21,110   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                             1,172,661
             231   AMERICAN NATIONAL INSURANCE COMPANY                                                                      26,657
           1,754   AMERUS GROUP COMPANY<<                                                                                   83,473
           8,217   AXA ADR<<                                                                                               201,234
           1,544   CHUBB CORPORATION                                                                                       130,051
           1,499   CIGNA CORPORATION                                                                                       145,778
           1,704   CINCINNATI FINANCIAL CORPORATION                                                                         67,257
           2,795   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                          209,038
           1,902   HEALTH NET INCORPORATED+                                                                                 65,105
          13,470   ING GROEP NV ADR<<                                                                                      373,523
           1,810   LINCOLN NATIONAL CORPORATION                                                                             82,409
           1,717   LOEWS CORPORATION                                                                                       129,290
             203   MARKEL CORPORATION+                                                                                      69,375
           1,286   MBIA INCORPORATED<<                                                                                      71,926
             918   MERCURY GENERAL CORPORATION                                                                              50,674
           4,366   METLIFE INCORPORATED                                                                                    194,724
             975   MGIC INVESTMENT CORPORATION                                                                              59,807
           3,906   MILLEA HOLDINGS INCORPORATED                                                                            259,476
           2,008   OLD REPUBLIC INTERNATIONAL CORPORATION                                                                   49,919
           1,795   PACIFICARE HEALTH SYSTEMS INCORPORATED+                                                                 112,780
           1,012   PMI GROUP INCORPORATED                                                                                   38,254
           3,452   PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                  137,700
           2,124   PROGRESSIVE CORPORATION                                                                                 204,053
           1,849   PROTECTIVE LIFE CORPORATION                                                                              74,311
           5,954   PRUDENTIAL FINANCIAL INCORPORATED                                                                       376,948
           1,080   RADIAN GROUP INCORPORATED                                                                                49,550
           3,335   RLI CORPORATION                                                                                         145,873
           1,509   SAFECO CORPORATION                                                                                       81,199
           5,989   ST. PAUL COMPANIES INCORPORATED                                                                         226,863

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
INSURANCE CARRIERS (continued)
             844   TORCHMARK CORPORATION                                                                            $       44,521
             199   TRANSATLANTIC HOLDING INCORPORATED                                                                       11,365
           1,985   TRIAD GUARANTY INCORPORATED+                                                                            107,587
          14,556   UNITEDHEALTH GROUP INCORPORATED                                                                         707,130
           2,164   UNITRIN INCORPORATED                                                                                    107,746
           3,445   WELLPOINT INCORPORATED+                                                                                 458,185
           8,842   ZURICH FINANCIAL SERVICES AG ADR+                                                                       147,367

                                                                                                                         7,917,190
                                                                                                                    --------------

LEATHER & LEATHER PRODUCTS - 0.08%
           6,410   COACH INCORPORATED+                                                                                     186,146
                                                                                                                    --------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.04%
           2,837   GEORGIA-PACIFIC CORPORATION                                                                              94,018
                                                                                                                    --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.18%
           2,542   ADVANCED MEDICAL OPTICS INCORPORATED+<<                                                                  98,147
           5,402   ADVANTEST CORPORATION ADR                                                                               101,990
           2,606   AFFYMETRIX INCORPORATED+<<                                                                              139,395
           5,164   AGILENT TECHNOLOGIES INCORPORATED+                                                                      123,988
           1,333   ALLERGAN INCORPORATED                                                                                   103,054
           2,984   APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                             63,887
           1,009   BAUSCH & LOMB INCORPORATED                                                                               78,793
           6,103   BAXTER INTERNATIONAL INCORPORATED                                                                       225,201
           1,015   BECKMAN COULTER INCORPORATED                                                                             71,111
           2,927   BECTON DICKINSON & COMPANY                                                                              168,156
           3,335   BIOMET INCORPORATED                                                                                     125,696
           7,189   BOSTON SCIENTIFIC CORPORATION+                                                                          194,750
           1,767   C.R. BARD INCORPORATED                                                                                  120,598
           1,374   DENTSPLY INTERNATIONAL INCORPORATED                                                                      78,387
           3,589   EASTMAN KODAK COMPANY                                                                                    94,319
           1,336   FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+<<                                                          83,446
           9,046   FUJI PHOTO FILM COMPANY LIMITED ADR<<                                                                   283,140
           3,405   GUIDANT CORPORATION                                                                                     251,595
          12,404   MEDTRONIC INCORPORATED                                                                                  666,715
           1,351   MILLIPORE CORPORATION+                                                                                   69,563
           7,800   OLYMPUS CORPORATION ADR                                                                                 154,154
           4,002   PERKINELMER INCORPORATED                                                                                 76,558
           4,462   RAYTHEON COMPANY                                                                                        174,732
           2,026   RICOH COMPANY LIMITED ADR                                                                               166,836
           2,410   ROCKWELL AUTOMATION INCORPORATED                                                                        123,802
           4,129   ST. JUDE MEDICAL INCORPORATED+                                                                          165,655
           2,542   STERIS CORPORATION                                                                                       61,516
           2,368   SYBRON DENTAL SPECIALTIES INCORPORATED+<<                                                                87,782
           2,160   TEKTRONIX INCORPORATED                                                                                   48,967
           3,028   TERADYNE INCORPORATED+                                                                                   39,394
           2,774   THERMO ELECTRON CORPORATION+                                                                             73,012
          17,517   THERMOGENESIS+<<                                                                                         70,243
           1,950   VARIAN INCORPORATED+                                                                                     72,540
           2,156   WATERS CORPORATION+                                                                                      83,761
          10,296   XEROX CORPORATION+                                                                                      139,717
           2,889   ZIMMER HOLDINGS INCORPORATED+<<                                                                         221,240

                                                                                                                         4,901,840
                                                                                                                    --------------

MEDICAL MANAGEMENT SERVICES - 0.05%
           1,482   COVENTRY HEALTH CARE INCORPORATED+                                                                      103,177
                                                                                                                    --------------

MEMBERSHIP ORGANIZATIONS - 0.01%
             529   GAMESTOP CORPORATION - CLASS B+                                                                          14,198
                                                                                                                    --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
METAL MINING - 0.35%
           4,869   NEWMONT MINING CORPORATION                                                                       $      181,321
           1,278   PHELPS DODGE CORPORATION                                                                                111,697
           4,078   RIO TINTO PLC ADR                                                                                       485,364

                                                                                                                           778,382
                                                                                                                    --------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.04%
           1,434   VULCAN MATERIALS COMPANY                                                                                 85,940
                                                                                                                    --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.94%
           4,448   CALLAWAY GOLF COMPANY                                                                                    51,997
           4,067   HASBRO INCORPORATED                                                                                      82,072
          27,095   JOHNSON & JOHNSON<<                                                                                   1,818,074
           5,421   MATTEL INCORPORATED                                                                                      98,554
           2,005   TIFFANY & COMPANY<<                                                                                      62,416

                                                                                                                         2,113,113
                                                                                                                    --------------

MISCELLANEOUS RETAIL - 0.89%
           3,644   AMAZON.COM INCORPORATED+<<                                                                              129,398
           1,653   BARNES & NOBLE INCORPORATED+<<                                                                           62,566
           2,673   BORDERS GROUP INCORPORATED                                                                               67,600
           4,992   COSTCO WHOLESALE CORPORATION                                                                            226,737
           4,038   CVS CORPORATION                                                                                         221,484
           2,540   DILLARDS INCORPORATED CLASS A                                                                            60,757
           1,937   DOLLAR TREE STORES INCORPORATED+                                                                         48,038
           1,062   EXPRESS SCRIPTS INCORPORATED+                                                                            98,118
           2,748   MICHAELS STORES INCORPORATED                                                                            115,718
           4,572   OFFICE DEPOT INCORPORATED+                                                                               90,160
           3,194   PETSMART INCORPORATED                                                                                   101,473
           7,157   RITE AID CORPORATION+<<                                                                                  28,342
           8,509   STAPLES INCORPORATED                                                                                    183,199
           3,703   TOYS R US INCORPORATED+                                                                                  97,019
          10,587   WALGREEN COMPANY                                                                                        480,014

                                                                                                                         2,010,623
                                                                                                                    --------------

MISCELLANEOUS SERVICES - 0.09%
          10,891   ADECCO SA ADR                                                                                           129,821
           1,287   D&B CORPORATION+                                                                                         79,073

                                                                                                                           208,894
                                                                                                                    --------------

MOTION PICTURES - 0.80%
          31,723   LIBERTY MEDIA CORPORATION CLASS A+<<                                                                    329,602
           2,665   MACROVISION CORPORATION+                                                                                 55,992
          46,178   TIME WARNER INCORPORATED+                                                                               803,497
          22,494   WALT DISNEY COMPANY                                                                                     617,235

                                                                                                                         1,806,326
                                                                                                                    --------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.25%
           2,075   CNF INCORPORATED                                                                                         92,441
           6,361   UNITED PARCEL SERVICE INCORPORATED CLASS B                                                              468,488

                                                                                                                           560,929
                                                                                                                    --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.42%
          11,460   AMERICAN EXPRESS COMPANY                                                                                617,121
           2,611   CAPITAL ONE FINANCIAL CORPORATION                                                                       196,870
           2,989   CIT GROUP INCORPORATED                                                                                  126,793

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS (continued)
           6,743   COUNTRYWIDE FINANCIAL CORPORATION                                                                $      250,637
           9,301   FANNIE MAE                                                                                              550,991
           6,585   FREDDIE MAC                                                                                             428,289
          12,245   MBNA CORPORATION                                                                                        258,247
           5,181   ORIX CORPORATION ADR                                                                                    376,659
           4,616   PROVIDIAN FINANCIAL CORPORATION+<<                                                                       82,257
           4,979   SLM CORPORATION                                                                                         240,336
             376   STUDENT LOAN CORPORATION                                                                                 80,701

                                                                                                                         3,208,901
                                                                                                                    --------------

OIL & GAS EXTRACTION - 2.33%
           2,227   ANADARKO PETROLEUM CORPORATION                                                                          168,584
           2,552   APACHE CORPORATION                                                                                      149,956
          22,639   BHP BILLITON LIMITED ADR                                                                                568,239
           1,519   BJ SERVICES COMPANY                                                                                      76,482
           3,915   BURLINGTON RESOURCES INCORPORATED                                                                       198,412
           4,278   CABOT OIL AND GAS CORPORATION                                                                           134,115
           5,353   DENBURY RESOURCES INCORPORATED+                                                                         171,189
           4,588   DEVON ENERGY CORPORATION                                                                                210,589
           1,018   DIAMOND OFFSHORE DRILLING INCORPORATED<<                                                                 48,100
           3,435   ENCORE ACQUISITION COMPANY+                                                                             128,125
           5,076   ENI SPA ADR<<                                                                                           651,149
           1,827   ENSCO INTERNATIONAL INCORPORATED                                                                         60,839
           2,558   EOG RESOURCES INCORPORATED                                                                              127,619
             806   EQUITABLE RESOURCES INCORPORATED                                                                         51,229
           4,932   HALLIBURTON COMPANY                                                                                     210,794
             989   KERR-MCGEE CORPORATION                                                                                   73,048
             915   NOBLE ENERGY INCORPORATED                                                                                68,049
           3,239   OCCIDENTAL PETROLEUM CORPORATION                                                                        236,803
           3,658   PATTERSON-UTI ENERGY INCORPORATED                                                                        96,900
           1,925   PIONEER NATURAL RESOURCES COMPANY                                                                        77,250
             583   POGO PRODUCING COMPANY                                                                                   28,824
          13,042   REPSOL YPF SA ADR                                                                                       326,833
           1,899   ROWAN COMPANIES INCORPORATED+<<                                                                          52,222
           7,397   SHELL TRANSPORT & TRADING COMPANY PLC ADR                                                               387,973
           1,175   STONE ENERGY CORPORATION+                                                                                50,560
           5,499   TOTAL SA ADR                                                                                            611,434
           1,950   UNOCAL CORPORATION                                                                                      111,130
           5,372   XTO ENERGY INCORPORATED                                                                                 167,177

                                                                                                                         5,243,624
                                                                                                                    --------------

PAPER & ALLIED PRODUCTS - 0.62%
           1,144   BEMIS COMPANY INCORPORATED                                                                               31,071
             628   BOWATER INCORPORATED                                                                                     19,719
           2,425   GREIF INCORPORATED CLASS A<<                                                                            176,249
           3,865   INTERNATIONAL PAPER COMPANY                                                                             124,492
           4,655   KIMBERLY-CLARK CORPORATION                                                                              299,456
           2,109   MEADWESTVACO CORPORATION                                                                                 60,486
             145   NEENAH PAPER INCORPORATED<<                                                                               4,340
           1,300   OFFICEMAX INCORPORATED                                                                                   39,455
           2,752   PACTIV CORPORATION+<<                                                                                    62,883
           7,949   POPE & TALBOT INCORPORATED                                                                               87,678
           1,522   SONOCO PRODUCTS COMPANY                                                                                  40,531
          13,688   STORA ENSO OYJ                                                                                          180,955
             984   TEMPLE-INLAND INCORPORATED                                                                               35,149
          11,686   UPM-KYMMENE OYJ ADR<<                                                                                   227,643

                                                                                                                         1,390,107
                                                                                                                    --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
PERSONAL SERVICES - 0.18%
           2,298   CINTAS CORPORATION                                                                               $       92,770
           3,167   G & K SERVICES INCORPORATED CLASS A                                                                     124,653
           1,906   H & R BLOCK INCORPORATED                                                                                 95,148
           2,274   REGIS CORPORATION                                                                                        85,912

                                                                                                                           398,483
                                                                                                                    --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 3.59%
           1,002   AMERADA HESS CORPORATION<<                                                                               93,036
          16,954   BP PLC ADR                                                                                            1,020,631
          20,723   CHEVRONTEXACO CORPORATION                                                                             1,114,483
           6,832   CONOCOPHILLIPS                                                                                          736,763
          62,425   EXXONMOBIL CORPORATION                                                                                3,508,285
           5,073   FRONTIER OIL CORPORATION<<                                                                              248,120
           3,318   MARATHON OIL CORPORATION                                                                                160,890
           1,150   MURPHY OIL CORPORATION                                                                                  112,412
          10,286   ROYAL DUTCH PETROLEUM COMPANY                                                                           602,554
           1,234   SUNOCO INCORPORATED                                                                                     126,571
           2,918   TESORO PETROLEUM CORPORATION                                                                            127,225
           3,515   VALERO ENERGY CORPORATION                                                                               241,199

                                                                                                                         8,092,169
                                                                                                                    --------------

PRIMARY METAL INDUSTRIES - 0.59%
          10,131   ALCOA INCORPORATED                                                                                      274,550
           4,034   ALLEGHENY TECHNOLOGIES INCORPORATED                                                                      85,763
           3,024   COMMSCOPE INCORPORATED+                                                                                  51,166
           2,052   ENGELHARD CORPORATION                                                                                    60,329
             950   HUBBELL INCORPORATED CLASS B                                                                             43,168
           7,885   JOHNSON MATTHEY PLC ADR                                                                                 281,381
           9,871   KUBOTA CORPORATION ADR                                                                                  272,933
           2,797   NUCOR CORPORATION                                                                                       148,129
           1,416   PRECISION CASTPARTS CORPORATION                                                                         110,066

                                                                                                                         1,327,485
                                                                                                                    --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.10%
           2,952   AMERICAN GREETINGS CORPORATION CLASS A<<                                                                 76,693
           2,592   BELO CORPORATION CLASS A                                                                                 63,711
           1,289   DOW JONES & COMPANY INCORPORATED                                                                         45,760
           1,074   EW SCRIPPS COMPANY CLASS A                                                                               54,881
           1,832   GANNETT COMPANY INCORPORATED                                                                            136,411
           2,914   HARTE HANKS INCORPORATED                                                                                 85,351
           5,819   HOLLINGER INTERNATIONAL INCORPORATED                                                                     53,826
             606   KNIGHT-RIDDER INCORPORATED                                                                               38,226
           3,894   MCGRAW-HILL COMPANIES INCORPORATED                                                                      170,012
           1,238   MEREDITH CORPORATION                                                                                     61,405
           1,399   NEW YORK TIMES COMPANY CLASS A                                                                           43,887
          14,134   PEARSON PLC<<                                                                                           171,021
           5,287   READERS DIGEST ASSOCIATION INCORPORATED                                                                  89,562
           8,915   REED ELSEVIER NV ADR<<                                                                                  247,837
           1,843   REYNOLDS & REYNOLDS COMPANY CLASS A                                                                      50,295
           3,175   RR DONNELLEY & SONS COMPANY                                                                             105,569
           4,810   TOPPAN PRINTING COMPANY LIMITED ADR                                                                     247,250
           1,489   TRIBUNE COMPANY                                                                                          53,872
           2,164   VALASSIS COMMUNICATIONS INCORPORATED+<<                                                                  75,069
          14,847   VIACOM INCORPORATED CLASS B                                                                             509,104
             110   WASHINGTON POST COMPANY CLASS B                                                                          91,300

                                                                                                                         2,471,042
                                                                                                                    --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
RAILROAD TRANSPORTATION - 0.26%
           3,917   BURLINGTON NORTHERN SANTA FE CORPORATION                                                         $      193,578
           1,976   CSX CORPORATION                                                                                          82,162
           4,961   KANSAS CITY SOUTHERN+<<                                                                                  99,170
           4,517   NORFOLK SOUTHERN CORPORATION                                                                            144,183
             838   UNION PACIFIC CORPORATION                                                                                56,113

                                                                                                                           575,206
                                                                                                                    --------------

REAL ESTATE - 0.09%
           3,006   CATELLUS DEVELOPMENT CORPORATION                                                                         87,986
           1,509   FOREST CITY ENTERPRISES INCORPORATED CLASS A                                                             95,595
             572   PHH CORPORATION+                                                                                         13,722

                                                                                                                           197,303
                                                                                                                    --------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.14%
           4,369   BRIDGESTONE CORPORATION                                                                                 173,909
           5,067   GOODYEAR TIRE & RUBBER COMPANY+<<                                                                        72,914
           1,347   SEALED AIR CORPORATION+                                                                                  69,761

                                                                                                                           316,584
                                                                                                                    --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.49%
           1,404   AG EDWARDS INCORPORATED                                                                                  57,999
           8,444   AMVESCAP PLC ADR<<                                                                                      100,568
           1,069   BEAR STEARNS COMPANIES INCORPORATED                                                                     105,874
          13,349   CHARLES SCHWAB CORPORATION                                                                              151,378
           9,580   CREDIT SUISSE GROUP ADR                                                                                 383,679
           2,222   FRANKLIN RESOURCES INCORPORATED                                                                         160,295
           4,679   GABELLI ASSET MANAGEMENT INCORPORATED CLASS A<<                                                         204,238
           3,374   GOLDMAN SACHS GROUP INCORPORATED                                                                        328,965
           1,680   LEGG MASON INCORPORATED                                                                                 138,062
           2,944   LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                   271,437
           9,683   MERRILL LYNCH & COMPANY INCORPORATED                                                                    525,400
          11,176   MORGAN STANLEY                                                                                          547,177
          16,819   NOMURA HOLDINGS INCORPORATED ADR<<                                                                      212,928
           1,417   PIPER JAFFRAY COMPANIES INCORPORATED+                                                                    40,059
           2,263   T ROWE PRICE GROUP INCORPORATED                                                                         135,011

                                                                                                                         3,363,070
                                                                                                                    --------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.57%
           1,477   CABOT MICROELECTRONICS CORPORATION+<<                                                                    46,274
          16,060   CORNING INCORPORATED+                                                                                   251,821
           1,716   EAGLE MATERIALS INCORPORATED                                                                            150,442
           4,112   GENTEX CORPORATION<<                                                                                     73,523
           7,128   HANSON PLC ADR                                                                                          329,242
          15,251   LAFARGE SA ADR                                                                                          335,522
           3,774   OWENS-ILLINOIS INCORPORATED+                                                                             97,029

                                                                                                                         1,283,853
                                                                                                                    --------------

TEXTILE MILL PRODUCTS - 0.02%
             651   MOHAWK INDUSTRIES INCORPORATED+                                                                          54,306
                                                                                                                    --------------

TOBACCO PRODUCTS - 0.87%
          20,147   ALTRIA GROUP INCORPORATED                                                                             1,352,670
           9,028   BRITISH AMERICAN TOBACCO PLC ADR                                                                        344,779
           1,898   REYNOLDS AMERICAN INCORPORATED<<                                                                        157,363

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
TOBACCO PRODUCTS (continued)
           2,313   UST INCORPORATED                                                                                 $      103,067

                                                                                                                         1,957,879
                                                                                                                    --------------

TRANSPORTATION BY AIR - 0.50%
           3,838   AMR CORPORATION+<<                                                                                       49,510
          31,998   BAA PLC ADR                                                                                             363,030
           3,298   CONTINENTAL AIRLINES INCORPORATED CLASS B+<<                                                             45,710
           5,168   DELTA AIR LINES INCORPORATED+<<                                                                          19,897
           4,073   FEDEX CORPORATION                                                                                       364,208
          12,977   JAPAN AIRLINES SYSTEM ADR+                                                                              187,837
           5,162   NORTHWEST AIRLINES CORPORATION+<<                                                                        31,437
           4,837   SOUTHWEST AIRLINES COMPANY                                                                               70,378

                                                                                                                         1,132,007
                                                                                                                    --------------

TRANSPORTATION EQUIPMENT - 2.29%
           1,930   AUTOLIV INCORPORATED<<                                                                                   89,571
          13,273   BAE SYSTEMS PLC ADR                                                                                     260,534
           8,668   BOEING COMPANY                                                                                          553,885
           2,633   BRUNSWICK CORPORATION<<                                                                                 113,324
           4,639   DAIMLERCHRYSLER AG<<                                                                                    186,905
           3,152   DANA CORPORATION                                                                                         42,710
           7,273   DELPHI CORPORATION<<                                                                                     31,638
          28,169   FIAT SPA ADR<<                                                                                          190,141
          17,041   FORD MOTOR COMPANY<<                                                                                    170,069
           1,748   GENERAL DYNAMICS CORPORATION                                                                            188,749
           2,976   GENERAL MOTORS CORPORATION<<                                                                             93,833
           2,273   GENUINE PARTS COMPANY                                                                                    97,648
           2,270   GOODRICH CORPORATION                                                                                     95,022
           3,582   GREENBRIER COMPANIES INCORPORATED                                                                        99,293
           2,222   GROUP 1 AUTOMOTIVE INCORPORATED+                                                                         59,350
           3,856   HARLEY-DAVIDSON INCORPORATED                                                                            189,060
           2,063   HARSCO CORPORATION                                                                                      119,716
          10,741   HONDA MOTOR COMPANY LIMITED ADR                                                                         265,517
           8,970   HONEYWELL INTERNATIONAL INCORPORATED                                                                    324,983
             946   ITT INDUSTRIES INCORPORATED                                                                              89,870
           1,910   JOHNSON CONTROLS INCORPORATED                                                                           108,221
             778   LEAR CORPORATION<<                                                                                       29,331
           3,528   LOCKHEED MARTIN CORPORATION                                                                             228,932
           1,374   NAVISTAR INTERNATIONAL CORPORATION+                                                                      41,921
           2,984   NORTHROP GRUMMAN CORPORATION                                                                            166,268
           2,371   PACCAR INCORPORATED                                                                                     167,748
           1,466   TEXTRON INCORPORATED                                                                                    113,307
           6,942   TOYOTA MOTOR CORPORATION ADR                                                                            497,811
           5,038   UNITED TECHNOLOGIES CORPORATION                                                                         537,555

                                                                                                                         5,152,912
                                                                                                                    --------------

TRANSPORTATION SERVICES - 0.06%
           2,608   GATX CORPORATION<<                                                                                       87,029
           2,191   SABRE HOLDINGS CORPORATION                                                                               43,973

                                                                                                                           131,002
                                                                                                                    --------------

WATER TRANSPORTATION - 0.17%
           4,470   ALEXANDER & BALDWIN INCORPORATED                                                                        198,691
           6,895   GULFMARK OFFSHORE INCORPORATED+<<                                                                       172,789

                                                                                                                           371,480
                                                                                                                    --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
WHOLESALE TRADE NON-DURABLE GOODS - 0.79%
           1,160   AMERISOURCEBERGEN CORPORATION                                                                    $       74,901
           4,406   CARDINAL HEALTH INCORPORATED                                                                            255,240
           1,866   DEAN FOODS COMPANY+                                                                                      72,718
           3,252   MCKESSON CORPORATION                                                                                    130,958
           3,454   MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                    172,700
           2,313   NIKE INCORPORATED CLASS B<<                                                                             190,129
           3,351   SMURFIT-STONE CONTAINER CORPORATION+                                                                     36,425
           1,833   SUPERVALU INCORPORATED                                                                                   60,049
           6,362   SYSCO CORPORATION                                                                                       236,412
           4,639   UNILEVER NV<<                                                                                           308,679
           6,366   UNILEVER PLC ADR<<                                                                                      251,266

                                                                                                                         1,789,477
                                                                                                                    --------------

WHOLESALE TRADE-DURABLE GOODS - 0.66%
           2,079   ARROW ELECTRONICS INCORPORATED+                                                                          58,108
           2,396   AVNET INCORPORATED+<<                                                                                    50,124
           1,854   KYOCERA CORPORATION ADR                                                                                 142,480
          11,949   MITSUBISHI CORPORATION ADR                                                                              319,084
           1,529   MITSUI & COMPANY LIMITED ADR                                                                            274,456
           8,290   NISSAN MOTOR COMPANY LIMITED ADR<<                                                                      162,986
           1,862   OMNICARE INCORPORATED                                                                                    71,352
          37,341   SUMITOMO MITSUI FINANCIAL                                                                               244,263
           1,090   TECH DATA CORPORATION+                                                                                   39,131
           8,432   VISTEON CORPORATION                                                                                      64,336
           1,178   W.W. GRAINGER INCORPORATED                                                                               64,071

                                                                                                                         1,490,391
                                                                                                                    --------------

TOTAL COMMON STOCKS (COST $158,248,945)                                                                                175,698,174
                                                                                                                    --------------

COLLATERAL FOR SECURITIES LENDING - 32.92%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 2.05%
       1,394,585   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                1,394,585
       3,223,487   SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                       3,223,487

                                                                                                                         4,618,072
                                                                                                                    --------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE

COLLATERAL INVESTED IN OTHER ASSETS - 30.87%
      $3,000,000   ATOMIUM FUNDING CORPORATION                                           3.11%        07/11/2005         2,989,740
       3,600,000   BLUE RIDGE ASSET FUNDING CORPORATION                                  3.05         06/01/2005         3,600,000
       3,000,000   CONCORD MINUTEMEN CAPITAL COMPANY                                     3.07         06/08/2005         3,000,000
       3,000,000   CORPORATE ASSET SECURITIZATION AUSTRALIA                              3.04         06/17/2005         2,995,980
       4,000,000   CREDIT SUISSE BANK NEW YORK                                           3.11         05/04/2006         4,000,000
      33,000,000   DEUTSCHE BANK REPURCHASE AGREEMENT
                   (MATURITY VALUE $33,002,776)                                          3.07         06/01/2005        33,000,000
       4,000,000   KLIO II FUNDING CORPORATION                                           3.06         06/24/2005         3,992,280
       3,000,000   LIBERTY LIGHT US CAPITAL SERIES MTN                                   3.06         05/26/2006         2,999,460
       2,000,000   LIQUID FUNDING LIMITED                                                3.06         12/19/2005         2,000,000
       4,000,000   MORGAN STANLEY                                                        3.14         01/13/2006         4,000,000
       4,000,000   NEPTUNE FUNDING CORPORATION                                           3.04         06/06/2005         3,998,320
       3,000,000   RANGER FUNDING CORPORATION                                            3.03         06/17/2005         2,995,980

                                                                                                                        69,571,760
                                                                                                                    --------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $74,189,832)                                                            74,189,832
                                                                                                                    --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
US TREASURY SECURITIES - 21.58%

US TREASURY BILLS - 0.74%
$          6,000   US TREASURY BILLS<<^                                                  2.44%        06/23/2005    $        5,991
         184,000   US TREASURY BILLS<<^                                                  2.70         06/23/2005           183,696
         261,000   US TREASURY BILLS<<^                                                  2.56         06/23/2005           260,592
         434,000   US TREASURY BILLS<<^                                                  2.58         06/23/2005           433,316
         215,000   US TREASURY BILLS<<^                                                  2.64         06/23/2005           214,653
          29,000   US TREASURY BILLS<<^                                                  2.71         06/23/2005            28,952
         557,000   US TREASURY BILLS<<^                                                  2.72         06/23/2005           556,076

                                                                                                                         1,683,276
                                                                                                                    --------------

US TREASURY NOTES - 20.84%
       7,315,000   US TREASURY NOTE<<                                                    3.13         09/15/2008         7,192,415
       6,000,000   US TREASURY NOTE<<                                                    3.38         12/15/2008         5,937,888
       3,505,000   US TREASURY NOTE<<                                                    2.63         03/15/2009         3,373,836
      10,590,000   US TREASURY NOTE<<                                                    4.00         06/15/2009        10,704,171
       1,500,000   US TREASURY NOTE<<                                                    6.00         08/15/2009         1,631,718
       4,685,000   US TREASURY NOTE<<                                                    3.38         09/15/2009         4,620,216
       1,800,000   US TREASURY NOTE<<                                                    3.50         11/15/2009         1,783,406
      11,595,000   US TREASURY NOTE<<                                                    4.00         03/15/2010        11,714,567

                                                                                                                        46,958,217
                                                                                                                    --------------

TOTAL US TREASURY SECURITIES (COST $48,774,784)                                                                         48,641,493
                                                                                                                    --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $281,213,561)*                                            132.47%                                             $  298,529,499

OTHER ASSETS AND LIABILITIES, NET                               (32.47)                                                (73,180,068)
                                                                ------                                              --------------

TOTAL NET ASSETS                                                100.00%                                             $  225,349,431
                                                                ------                                              --------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $2,695,500. THE TOTAL COLLATERAL RECEIVED REPRESENTS 102.76% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
COMMON STOCKS - 89.51%

AGRICULTURAL PRODUCTION CROPS - 0.10%
           7,195   TATE & LYLE PLC ADR                                                                              $    248,366
                                                                                                                    ------------

AMUSEMENT & RECREATION SERVICES - 0.29%
           5,137   CAESARS ENTERTAINMENT INCORPORATED+                                                                   110,702
           1,864   HARRAH'S ENTERTAINMENT INCORPORATED                                                                   133,854
           4,980   INTERNATIONAL GAME TECHNOLOGY                                                                         140,337
           1,050   MULTIMEDIA GAMES INCORPORATED+<<                                                                       11,204
           2,461   NEVADA GOLD & CASINOS INCORPORATED+                                                                    27,046
          26,164   RANK GROUP PLC ADR                                                                                    259,285
           1,874   WESTWOOD ONE INCORPORATED<<                                                                            37,199

                                                                                                                         719,627
                                                                                                                    ------------

APPAREL & ACCESSORY STORES - 0.44%
           1,680   ABERCROMBIE & FITCH COMPANY CLASS A                                                                    96,314
           1,456   AEROPOSTALE INCORPORATED+                                                                              39,676
           1,956   AMERICAN EAGLE OUTFITTERS INCORPORATED                                                                 55,355
           2,910   CHICO'S FAS INCORPORATED+                                                                              99,551
           1,194   CLAIRE'S STORES INCORPORATED                                                                           28,155
           9,241   GAP INCORPORATED                                                                                      194,061
           4,003   KOHL'S CORPORATION+                                                                                   194,906
           5,781   LIMITED BRANDS                                                                                        118,915
           2,028   NORDSTROM INCORPORATED                                                                                123,789
           3,118   ROSS STORES INCORPORATED                                                                               87,865
             932   URBAN OUTFITTERS INCORPORATED+<<                                                                       49,713

                                                                                                                       1,088,300
                                                                                                                    ------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.42%
          12,425   BENETTON GROUP SPA ADR                                                                                226,135
           2,128   JONES APPAREL GROUP INCORPORATED                                                                       67,904
           2,278   LIZ CLAIBORNE INCORPORATED                                                                             85,539
             311   SKECHERS U.S.A. INCORPORATED CLASS A+                                                                   3,940
           1,850   VF CORPORATION                                                                                        104,396
           8,307   WACOAL CORPORATION ADR                                                                                549,508

                                                                                                                       1,037,422
                                                                                                                    ------------

APPLICATIONS SOFTWARE - 0.03%
           3,050   CITRIX SYSTEMS INCORPORATED+                                                                           76,738
                                                                                                                    ------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.16%
           1,030   ADVANCE AUTO PARTS INCORPORATED+<<                                                                     61,048
           1,143   AMERICA'S CAR MART INCORPORATED+<<                                                                     24,460
           4,176   AUTONATION INCORPORATED+                                                                               83,478
             761   AUTOZONE INCORPORATED+                                                                                 68,886
           2,209   CARMAX INCORPORATED+<<                                                                                 56,396
           1,404   COPART INCORPORATED+                                                                                   34,805
           1,183   O'REILLY AUTOMOTIVE INCORPORATED+<<                                                                    65,716

                                                                                                                         394,789
                                                                                                                    ------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.01%
             623   DOLLAR THRIFTY AUTOMOTIVE GROUP INCORPORATED+                                                          22,422
                                                                                                                    ------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.56%
           1,500   CENTEX CORPORATION                                                                                     98,220
           4,747   D.R. HORTON INCORPORATED                                                                              164,104
           2,020   LENNAR CORPORATION CLASS A                                                                            117,180

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS (continued)
             118   NVR INCORPORATED+<<                                                                              $     89,562
           1,507   PULTE HOMES INCORPORATED                                                                              115,210
          43,926   SEKISUI HOUSE LIMITED                                                                                 434,881
          10,956   VIVENDI UNIVERSAL SA ADR                                                                              335,034
           1,178   WCI COMMUNITIES INCORPORATED+                                                                          35,222

                                                                                                                       1,389,413
                                                                                                                    ------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.77%
           1,219   FASTENAL COMPANY                                                                                       70,848
          29,152   HOME DEPOT INCORPORATED                                                                             1,147,131
          10,237   LOWE'S COMPANIES INCORPORATED                                                                         585,659
           2,347   SHERWIN-WILLIAMS COMPANY                                                                              104,324

                                                                                                                       1,907,962
                                                                                                                    ------------

BUSINESS SERVICES - 5.55%
           8,128   24/7 REAL MEDIA INCORPORATED+                                                                          24,709
          14,507   3COM CORPORATION+                                                                                      53,096
           1,548   AARON RENTS INCORPORATED                                                                               35,000
           2,189   ACTIVISION INCORPORATED+                                                                               34,499
           6,280   ADOBE SYSTEMS INCORPORATED<<                                                                          207,617
           1,657   AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+<<                                                   85,717
           2,073   AKAMAI TECHNOLOGIES INCORPORATED+<<                                                                    29,105
           1,187   ALTIRIS INCORPORATED+                                                                                  22,315
           1,064   ANSYS INCORPORATED+                                                                                    35,474
           1,098   ASK JEEVES INCORPORATED+                                                                               33,390
           3,470   AUTODESK INCORPORATED                                                                                 137,343
           7,767   AUTOMATIC DATA PROCESSING INCORPORATED                                                                340,195
           1,083   AVOCENT CORPORATION+                                                                                   30,324
           6,995   BEA SYSTEMS INCORPORATED                                                                               58,968
           2,965   BISYS GROUP INCORPORATED+                                                                              45,364
             798   BLUE COAT SYSTEMS INCORPORATED+                                                                        15,489
           3,917   BMC SOFTWARE INCORPORATED+                                                                             66,667
           1,453   BRINK'S COMPANY                                                                                        45,348
             876   CACI INTERNATIONAL INCORPORATED CLASS A+                                                               56,467
           5,157   CADENCE DESIGN SYSTEMS INCORPORATED+                                                                   72,043
          14,559   CENDANT CORPORATION                                                                                   308,796
           3,882   CERIDIAN CORPORATION+                                                                                  74,030
             646   CERNER CORPORATION+<<                                                                                  42,216
           1,816   CERTEGY INCORPORATED                                                                                   68,191
           1,425   CHECKFREE CORPORATION+                                                                                 53,195
           1,737   CHOICEPOINT INCORPORATED+                                                                              68,195
           3,890   CNET NETWORKS INCORPORATED+<<                                                                          40,378
           1,630   COGNEX CORPORATION                                                                                     42,315
           1,988   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION+<<                                                          95,424
           6,645   COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                                                        181,209
           2,441   COMPUTER SCIENCES CORPORATION+                                                                        113,043
           8,567   COMPUWARE CORPORATION+                                                                                 58,684
           3,268   CONVERGYS CORPORATION+<<                                                                               44,543
           1,925   CSG SYSTEMS INTERNATIONAL INCORPORATED+<<                                                              36,613
           3,032   CSK CORPORATION<<                                                                                     105,514
           1,465   DELUXE CORPORATION                                                                                     59,201
             863   DIGITAL RIVER INCORPORATED+<<                                                                          23,750
           1,465   DST SYSTEMS INCORPORATED+<<                                                                            70,847
          13,892   EBAY INCORPORATED+                                                                                    528,035
           2,507   ECHELON CORPORATION+                                                                                   17,223
           1,735   ECLIPSYS CORPORATION+                                                                                  23,284
           3,783   ELECTRONIC ARTS INCORPORATED+                                                                         198,759
           7,104   ELECTRONIC DATA SYSTEMS CORPORATION                                                                   139,949
           1,691   ELECTRONICS FOR IMAGING INCORPORATED+<<                                                                32,129
           2,697   EQUIFAX INCORPORATED                                                                                   93,559

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
BUSINESS SERVICES (continued)
           1,120   FACTSET RESEARCH SYSTEMS INCORPORATED                                                            $     35,851
           1,843   FAIR ISAAC CORPORATION                                                                                 63,123
           1,201   FILENET CORPORATION+<<                                                                                 33,460
           1,018   FINDWHAT.COM+                                                                                           5,416
          11,460   FIRST DATA CORPORATION                                                                                433,532
           2,770   FISERV INCORPORATED+                                                                                  119,110
             726   GETTY IMAGES INCORPORATED+<<                                                                           54,334
           2,036   GTECH HOLDINGS CORPORATION                                                                             57,497
           1,640   HUDSON HIGHLAND GROUP INCORPORATED+                                                                    26,256
             933   HYPERION SOLUTIONS CORPORATION+                                                                        41,173
             944   IDX SYSTEMS CORPORATION+                                                                               30,114
           4,070   IMS HEALTH INCORPORATED                                                                                99,918
           1,206   INFOSPACE INCORPORATED+<<                                                                              40,907
           1,244   INTERGRAPH CORPORATION+                                                                                39,049
           3,909   INTERNET CAPITAL GROUP INCORPORATED+                                                                   22,672
           6,473   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                         79,877
           2,371   INTUIT INCORPORATED+                                                                                  102,475
             721   IPAYMENT INCORPORATED+                                                                                 27,499
           2,516   IRON MOUNTAIN INCORPORATED+<<                                                                          72,209
           7,255   JUNIPER NETWORKS INCORPORATED+                                                                        186,018
           1,229   KORN/FERRY INTERNATIONAL+                                                                              19,492
             901   KRONOS INCORPORATED+<<                                                                                 40,689
           1,920   LAMAR ADVERTISING COMPANY+                                                                             80,294
           1,157   MACROMEDIA INCORPORATED+                                                                               51,162
           1,543   MAGMA DESIGN AUTOMATION INCORPORATED+                                                                  12,298
           1,179   MANHATTAN ASSOCIATES INCORPORATED+<<                                                                   25,042
           1,640   MANPOWER INCORPORATED                                                                                  65,321
           2,601   MCAFEE INCORPORATED+<<                                                                                 74,597
           2,246   MENTOR GRAPHICS CORPORATION+<<                                                                         23,089
           1,537   MERCURY INTERACTIVE CORPORATION+<<                                                                     69,349
           1,863   MICROMUSE INCORPORATED+                                                                                11,700
         120,701   MICROSOFT CORPORATION                                                                               3,114,086
             393   MICROSTRATEGY INCORPORATED CLASS A+                                                                    21,890
           1,856   MONSTER WORLDWIDE INCORPORATED+                                                                        48,961
           3,474   MPS GROUP INCORPORATED+                                                                                32,586
           3,016   NCR CORPORATION+                                                                                      110,476
           1,227   NETFLIX INCORPORATED+<<                                                                                17,534
           7,289   NOVELL INCORPORATED+<<                                                                                 42,641
           2,594   OMNICOM GROUP INCORPORATED                                                                            212,423
          51,036   ORACLE CORPORATION+                                                                                   654,281
             868   PALMSOURCE INCORPORATED+<<                                                                              8,706
           6,592   PARAMETRIC TECHNOLOGY CORPORATION+                                                                     39,684
           6,314   PUBLICIS GROUPE ADR<<                                                                                 186,200
           1,480   RADISYS CORPORATION+                                                                                   23,932
           2,087   REALNETWORKS INCORPORATED+                                                                             10,664
           2,610   RED HAT INCORPORATED+<<                                                                                32,990
           1,461   RENT-A-CENTER INCORPORATED+                                                                            34,567
          14,710   RENTOKIL INITIAL PLC ADR                                                                              198,057
           3,185   REUTERS GROUP PLC ADR                                                                                 134,534
           3,133   ROBERT HALF INTERNATIONAL INCORPORATED                                                                 78,137
           1,466   RSA SECURITY INCORPORATED+                                                                             18,032
             886   SAFENET INCORPORATED+                                                                                  27,838
           8,330   SAP AG<<                                                                                              343,612
           1,276   SERENA SOFTWARE INCORPORATED+<<                                                                        24,971
             894   SI INTERNATIONAL INCORPORATED+                                                                         25,345
           7,872   SIEBEL SYSTEMS INCORPORATED                                                                            72,580
           1,248   SRA INTERNATIONAL INCORPORATED CLASS A+<<                                                              42,370
             603   STRATASYS INCORPORATED+<<                                                                              19,513
          49,175   SUN MICROSYSTEMS INCORPORATED+                                                                        187,357
           4,139   SUNGARD DATA SYSTEMS INCORPORATED+                                                                    143,665
           2,062   SYBASE INCORPORATED+                                                                                   42,065
           8,264   SYMANTEC CORPORATION+                                                                                 186,849
           2,939   SYNOPSYS INCORPORATED+                                                                                 53,108

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
BUSINESS SERVICES (continued)
           1,650   TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+<<                                                    $     42,504
           3,617   TIBCO SOFTWARE INCORPORATED+                                                                           22,932
           1,672   TOTAL SYSTEM SERVICES INCORPORATED                                                                     40,713
           1,530   TRANSACTION SYSTEMS ARCHITECTS INCORPORATED CLASS A+                                                   34,853
             277   TRAVELZOO INCORPORATED+<<                                                                               9,116
           6,249   UNISYS CORPORATION+                                                                                    45,243
           2,471   UNITED ONLINE INCORPORATED<<                                                                           31,975
           1,781   UNITED RENTALS INCORPORATED+                                                                           35,762
           1,155   USA MOBILITY INCORPORATED+                                                                             30,561
             583   VERINT SYSTEMS INCORPORATED+                                                                           20,405
           4,239   VERISIGN INCORPORATED+                                                                                137,132
           6,421   VERITAS SOFTWARE CORPORATION+                                                                         159,690
           1,422   VIAD CORPORATION                                                                                       39,532
           7,630   WEBMD CORPORATION+<<                                                                                   71,951
             746   WEBSENSE INCORPORATED+<<                                                                               40,068
           2,085   WIND RIVER SYSTEMS INCORPORATED+                                                                       34,173
           3,747   WPP GROUP PLC ADR<<                                                                                   199,190
          15,150   YAHOO! INCORPORATED+                                                                                  563,580

                                                                                                                      13,740,769
                                                                                                                    ------------

CHEMICALS & ALLIED PRODUCTS - 8.76%
          19,745   ABBOTT LABORATORIES                                                                                   952,499
             919   ABLE LABORATORIES INCORPORATED+<<                                                                       3,924
           2,875   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                 173,161
           8,067   AKZO NOBEL NV ADR                                                                                     317,033
           1,649   ALBERTO-CULVER COMPANY CLASS B                                                                         73,100
           1,338   ALEXION PHARMACEUTICALS INCORPORATED+                                                                  30,439
           2,807   ALKERMES INCORPORATED+                                                                                 32,561
           1,405   ALPHARMA INCORPORATED CLASS A                                                                          18,082
           1,496   AMERICAN VANGUARD CORPORATION<<                                                                        26,778
          16,911   AMGEN INCORPORATED+                                                                                 1,058,290
           1,193   ANDRX CORPORATION+<<                                                                                   23,836
          10,279   ASTRAZENECA PLC ADR<<                                                                                 437,063
           1,724   AVERY DENNISON CORPORATION                                                                             90,424
           6,304   AVON PRODUCTS INCORPORATED                                                                            250,521
           4,553   BIOGEN IDEC INCORPORATED+                                                                             178,022
             675   BONE CARE INTERNATIONAL INCORPORATED+<<                                                                22,100
          24,962   BRISTOL-MYERS SQUIBB COMPANY                                                                          633,036
           1,854   CABOT CORPORATION                                                                                      53,766
             639   CHARLES RIVER LABORATORIES INTERNATIONAL INCORPORATED+                                                 30,730
           1,857   CHIRON CORPORATION+<<                                                                                  69,712
           2,207   CLOROX COMPANY                                                                                        128,911
           6,719   COLGATE PALMOLIVE COMPANY                                                                             335,748
           1,952   CUBIST PHARMACEUTICALS INCORPORATED+                                                                   19,540
           1,883   DENDREON CORPORATION+<<                                                                                 9,961
           2,879   DISCOVERY LABORATORIES INCORPORATED+<<                                                                 20,297
          12,390   DOW CHEMICAL COMPANY                                                                                  561,143
          12,660   DU PONT (E.I.) DE NEMOURS & COMPANY                                                                   588,817
           1,235   EASTMAN CHEMICAL COMPANY                                                                               72,593
           3,677   ECOLAB INCORPORATED                                                                                   118,877
           5,890   EISAI COMPANY LIMITED ADR<<                                                                           201,115
          12,814   ELI LILLY & COMPANY                                                                                   747,056
           1,802   ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                            70,440
           4,953   FOREST LABORATORIES INCORPORATED+                                                                     191,087
           5,829   GENENTECH INCORPORATED+                                                                               461,948
           3,627   GENZYME CORPORATION+                                                                                  226,289
           6,016   GILEAD SCIENCES INCORPORATED+                                                                         245,453
          13,061   GILLETTE COMPANY                                                                                      688,837
          15,590   GLAXOSMITHKLINE PLC ADR<<                                                                             774,823
           1,727   GREAT LAKES CHEMICAL CORPORATION                                                                       58,545
           1,240   HOLLIS-EDEN PHARMACEUTICALS+<<                                                                         10,528
           2,140   HOSPIRA INCORPORATED+                                                                                  81,491

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
             831   IDEXX LABORATORIES INCORPORATED+                                                                 $     47,974
             914   IMCLONE SYSTEMS INCORPORATED+                                                                          30,290
           1,179   IMMUCOR INCORPORATED+                                                                                  39,497
           1,835   IMPAX LABORATORIES INCORPORATED+                                                                       30,094
           1,722   INTERMUNE INCORPORATED+<<                                                                              20,681
           2,053   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                        76,146
             827   INVITROGEN CORPORATION+                                                                                65,606
           1,830   ISOLAGEN INCORPORATED+<<                                                                                7,448
           3,370   IVAX CORPORATION+<<                                                                                    66,221
           1,484   K-V PHARMACEUTICAL COMPANY CLASS A+                                                                    29,532
           4,740   KING PHARMACEUTICALS INCORPORATED+                                                                     44,840
           2,247   LIGAND PHARMACEUTICALS INCORPORATED CLASS B+<<                                                         13,122
           4,613   LYONDELL CHEMICAL COMPANY                                                                             109,513
           1,370   MEDICINES COMPANY+                                                                                     30,058
           1,366   MEDICIS PHARMACEUTICAL CORPORATION CLASS A<<                                                           38,494
           3,819   MEDIMMUNE INCORPORATED+                                                                               100,822
          28,942   MERCK & COMPANY INCORPORATED                                                                          938,878
           1,208   MGI PHARMA INCORPORATED+<<                                                                             28,026
           6,153   MILLENNIUM PHARMACEUTICALS INCORPORATED+                                                               51,501
           3,670   MONSANTO COMPANY                                                                                      209,190
           4,049   MOSAIC COMPANY+                                                                                        52,961
           4,700   MYLAN LABORATORIES INCORPORATED                                                                        77,550
          18,385   NOVARTIS AG ADR                                                                                       897,740
             788   NOVEN PHARMACEUTICALS INCORPORATED+                                                                    14,184
           3,775   NOVO NORDISK A/S ADR<<                                                                                194,752
           1,433   NPS PHARMACEUTICALS INCORPORATED+<<                                                                    16,580
           1,542   NUVELO INCORPORATED+<<                                                                                 11,442
             800   OM GROUP INCORPORATED+<<                                                                               20,160
           1,474   ONYX PHARMACEUTICALS INCORPORATED+                                                                     36,835
             999   OSI PHARMACEUTICALS INCORPORATED+                                                                      37,133
           1,037   PAR PHARMACEUTICAL COMPANIES INCORPORATED+<<                                                           33,184
          98,238   PFIZER INCORPORATED                                                                                 2,740,840
             892   PHARMION CORPORATION+                                                                                  18,134
           2,194   PPG INDUSTRIES INCORPORATED                                                                           143,466
           4,458   PRAXAIR INCORPORATED                                                                                  208,946
          29,220   PROCTER & GAMBLE COMPANY<<                                                                          1,611,483
           1,430   PROTEIN DESIGN LABS INCORPORATED+                                                                      27,313
          12,090   ROCHE HOLDING AG ADR<<                                                                                764,244
           3,039   ROHM & HAAS COMPANY                                                                                   141,769
           1,118   SALIX PHARMACEUTICALS LIMITED+<<                                                                       19,576
          12,511   SANOFI-AVENTIS ADR                                                                                    562,995
          18,961   SCHERING-PLOUGH CORPORATION                                                                           369,740
           1,573   SEPRACOR INCORPORATED+<<                                                                               95,575
          18,052   SHISEIDO COMPANY LIMITED<<                                                                            218,918
           1,378   SIGMA-ALDRICH CORPORATION                                                                              82,556
          19,095   SYNGENTA AG ADR+<<                                                                                    394,121
           1,182   VALSPAR CORPORATION<<                                                                                  56,027
           2,743   VERTEX PHARMACEUTICALS INCORPORATED+                                                                   38,183
          17,174   WYETH                                                                                                 744,836

                                                                                                                      21,697,752
                                                                                                                    ------------

COAL MINING - 0.11%
           1,327   CONSOL ENERGY INCORPORATED                                                                             63,497
           1,804   MASSEY ENERGY COMPANY<<                                                                                72,936
           1,992   PEABODY ENERGY CORPORATION                                                                             95,098
           1,132   PENN VIRGINIA CORPORATION                                                                              46,717

                                                                                                                         278,248
                                                                                                                    ------------

COMMUNICATIONS - 4.49%
           3,665   ALLTEL CORPORATION<<                                                                                  213,193

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
COMMUNICATIONS (continued)
           4,901   AMERICAN TOWER CORPORATION CLASS A+                                                              $     88,414
          11,783   AT&T CORPORATION                                                                                      221,403
           6,507   AVAYA INCORPORATED+                                                                                    59,539
          24,649   BELLSOUTH CORPORATION                                                                                 659,607
           3,870   BRITISH SKY BROADCASTING GROUP PLC ADR                                                                154,297
           6,642   BT GROUP PLC ADR<<                                                                                    260,698
           3,391   CABLEVISION SYSTEMS NEW YORK GROUP CLASS A+                                                            86,742
           2,354   CENTURYTEL INCORPORATED                                                                                77,188
           7,669   CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                             224,165
          28,635   COMCAST CORPORATION CLASS A+                                                                          922,047
           4,599   CROWN CASTLE INTERNATIONAL CORPORATION+                                                                81,770
          22,450   DEUTSCHE TELEKOM AG ADR<<                                                                             418,692
          10,134   DIRECTV GROUP INCORPORATED+<<                                                                         151,301
           3,787   ECHOSTAR COMMUNICATIONS CORPORATION CLASS A+                                                          110,694
           1,070   ENTERCOM COMMUNICATIONS CORPORATION+                                                                   35,524
             665   EQUINIX INCORPORATED+                                                                                  25,337
           4,994   EXTREME NETWORKS INCORPORATED+                                                                         22,823
           2,506   FOUNDRY NETWORKS INCORPORATED+                                                                         23,155
           9,396   FRANCE TELECOM SA ADR                                                                                 265,625
           1,039   GOLDEN TELECOM INCORPORATED<<                                                                          27,243
           5,278   IAC INTERACTIVECORP+<<                                                                                129,311
           3,934   LAGARDERE SCA ADR+                                                                                    281,250
           2,843   LIBERTY MEDIA INTERNATIONAL INCORPORATED CLASS A+                                                     119,150
          13,746   NEXTEL COMMUNICATIONS INCORPORATED CLASS A+                                                           414,854
           2,200   NEXTEL PARTNERS INCORPORATED CLASS A+<<                                                                52,250
           5,829   NIPPON TELEGRAPH AND TELEPHONE CORPORATION ADR                                                        119,320
           1,603   NOVATEL WIRELESS INCORPORATED+<<                                                                       19,989
           1,254   NTL INCORPORATED+                                                                                      80,607
          11,113   NTT DOCOMO INCORPORATED ADR                                                                           168,140
           2,062   RADIO ONE INCORPORATED CLASS D+                                                                        25,981
           5,551   REED ELSEVIER PLC ADR<<                                                                               214,102
          44,484   SBC COMMUNICATIONS INCORPORATED<<                                                                   1,040,036
          19,892   SPRINT CORPORATION-FON GROUP                                                                          471,241
           9,098   TDC A/S ADR<<                                                                                         200,429
          13,057   TELEFONAKTIEBOLAGET LM ERICSSON ADR<<                                                                 410,382
          11,678   TELEFONICA SA ADR                                                                                     589,038
             802   TELEPHONE AND DATA SYSTEMS INCORPORATED                                                                31,078
             802   TELEPHONE AND DATA SYSTEMS INCORPORATED SHS+                                                           30,476
           3,812   UNIVISION COMMUNICATIONS INCORPORATED CLASS A+<<                                                      101,437
           2,617   UTSTARCOM INCORPORATED+<<                                                                              19,261
          36,285   VERIZON COMMUNICATIONS INCORPORATED                                                                 1,283,763
          41,039   VODAFONE GROUP PLC ADR                                                                              1,033,362
           1,772   WESTERN WIRELESS CORPORATION CLASS A+                                                                  70,543
           2,855   XM SATELLITE RADIO HOLDINGS INCORPORATED+<<                                                            91,674

                                                                                                                      11,127,131
                                                                                                                    ------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.03%
             970   CHEMED CORPORATION                                                                                     41,012
           1,516   DYCOM INDUSTRIES INCORPORATED+                                                                         29,774

                                                                                                                          70,786
                                                                                                                    ------------

DEPOSITORY INSTITUTIONS - 10.35%
          14,957   ABN AMRO HOLDING NV ADR<<                                                                             348,489
          10,242   ALLIED IRISH BANKS PLC ADR                                                                            427,501
           7,150   AMSOUTH BANCORPORATION                                                                                190,619
           4,807   ASSOCIATED BANC-CORP                                                                                  160,650
           2,853   ASTORIA FINANCIAL CORPORATION                                                                          78,572
          34,970   BANCO BILBAO VIZCAYA ARGENTARIA SA ADR                                                                548,679
          36,994   BANCO SANTANDER CENTRAL HISPANO SA ADR                                                                424,321
           3,320   BANCTRUST FINANCIAL GROUP INCORPORATED                                                                 65,636


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
DEPOSITORY INSTITUTIONS (continued)
          50,157   BANK OF AMERICA CORPORATION                                                                      $  2,323,272
         219,277   BANK OF EAST ASIA LIMITED ADR<<                                                                       645,486
          11,446   BANK OF NEW YORK COMPANY INCORPORATED                                                                 329,874
           1,182   BANKNORTH GROUP INCORPORATED                                                                           35,436
          12,267   BARCLAYS PLC ADR<<                                                                                    469,581
           8,318   BAYERISCHE HYPO-UND VEREINSBANK AG ADR+<<                                                             205,413
           8,724   BB&T CORPORATION                                                                                      348,437
           1,600   BERKSHIRE HILLS BANCORP INCORPORATED                                                                   50,960
          15,949   BNP PARIBAS SA ADR<<                                                                                  538,113
           2,127   BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED                                                         52,069
           3,115   CAPITOL FEDERAL FINANCIAL                                                                             103,169
           3,153   CASCADE BANCORP                                                                                        65,204
           2,050   CENTRAL PACIFIC FINANCIAL CORPORATION                                                                  72,775
           3,796   CHITTENDEN CORPORATION<<                                                                               99,645
          61,570   CITIGROUP INCORPORATED                                                                              2,900,563
           1,978   CITY BANK LYNNWOOD WASHINGTON                                                                          61,516
           3,861   COASTAL FINANCIAL CORPORATION                                                                          57,567
           2,449   COMERICA INCORPORATED                                                                                 136,850
           2,300   COMMERCE BANCORP INCORPORATED<<                                                                        63,825
           2,724   COMMERCE BANCSHARES INCORPORATED                                                                      132,795
           1,568   COMMERCIAL CAPITAL BANCORPORATION INCORPORATED                                                         26,578
           3,009   COMMERCIAL FEDERAL CORPORATION                                                                         75,255
           3,753   COMPASS BANCSHARES INCORPORATED                                                                       167,271
           5,856   DEUTSCHE BANK AG<<                                                                                    456,300
           2,340   FARMERS CAPITAL BANK CORPORATION                                                                       76,378
           7,580   FIFTH THIRD BANCORP                                                                                   323,060
           2,242   FIRST HORIZON NATIONAL CORPORATION                                                                     94,680
           1,565   FIRST OF LONG ISLAND CORPORATION                                                                       61,817
           1,896   FIRST REPUBLIC BANK                                                                                    60,824
           1,046   FIRSTFED FINANCIAL CORPORATION+                                                                        56,672
           3,692   GOLDEN WEST FINANCIAL CORPORATION                                                                     231,193
          10,368   HBOS PLC ADR<<                                                                                        453,794
          11,673   HSBC HOLDINGS PLC ADR<<                                                                               926,369
           6,846   HUNTINGTON BANCSHARES INCORPORATED<<                                                                  159,649
           4,749   HYPO REAL ESTATE HOLDING AG ADR                                                                       187,936
           6,993   INTERCHANGE FINANCIAL SERVICES CORPORATION                                                            126,993
           1,736   INVESTORS FINANCIAL SERVICES CORPORATION<<                                                             72,027
          47,119   JP MORGAN CHASE & COMPANY                                                                           1,684,504
           6,814   KEYCORP                                                                                               223,227
           9,653   LLOYDS TSB GROUP PLC ADR<<                                                                            321,638
           1,466   M&T BANK CORPORATION                                                                                  149,737
           4,414   MARSHALL & ILSLEY CORPORATION                                                                         192,053
           7,430   MELLON FINANCIAL CORPORATION                                                                          206,257
           2,743   MERCANTILE BANKSHARES CORPORATION                                                                     142,993
           1,051   NASB FINANCIAL INCORPORATED                                                                            40,978
           5,193   NATIONAL AUSTRALIA BANK LIMITED ADR                                                                   617,448
           9,156   NATIONAL CITY CORPORATION                                                                             316,431
           4,445   NEW YORK COMMUNITY BANCORP INCORPORATED                                                                80,988
           7,079   NORTH FORK BANCORPORATION INCORPORATED                                                                192,974
           3,532   NORTHERN TRUST CORPORATION                                                                            162,189
             973   OAK HILL FINANCIAL INCORPORATED                                                                        25,230
           2,576   PFF BANCORP INCORPORATED                                                                               74,807
           4,207   PNC FINANCIAL SERVICES GROUP                                                                          229,913
           7,288   POPULAR INCORPORATED                                                                                  171,632
           1,579   R&G FINANCIAL CORPORATION CLASS B                                                                      22,769
           7,343   REGIONS FINANCIAL CORPORATION                                                                         247,312
          16,287   SANPAOLO IMI SPA<<                                                                                    454,407
           4,355   SEACOAST BANKING CORPORATION                                                                           88,276
           1,504   SMITHTOWN BANCORPORATION INCORPORATED                                                                  40,202
          21,036   SOCIETE GENERALE<<                                                                                    414,809
           6,208   SOVEREIGN BANCORP INCORPORATED                                                                        138,563
           4,864   STATE STREET CORPORATION                                                                              233,472
           2,698   STERLING BANCORPORATION NY                                                                             57,063

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
DEPOSITORY INSTITUTIONS (continued)
           4,984   SUNTRUST BANKS INCORPORATED                                                                      $    366,872
           1,955   SVB FINANCIAL GROUP+                                                                                   93,371
           4,095   SY BANCORP INCORPORATED                                                                                90,909
           6,573   SYNOVUS FINANCIAL CORPORATION                                                                         191,077
           3,134   TCF FINANCIAL CORPORATION                                                                              81,139
           1,879   TIERONE CORPORATION                                                                                    45,331
           1,408   TOMPKINS TRUSTCOMPANY INCORPORATED                                                                     58,150
           3,564   UCBH HOLDINGS INCORPORATED<<                                                                           60,944
           1,698   UNIONBANCAL CORPORATION                                                                               106,583
          26,650   US BANCORP                                                                                            781,644
          21,403   WACHOVIA CORPORATION                                                                                1,086,202
          10,948   WASHINGTON MUTUAL INCORPORATED<<                                                                      452,152
          11,942   WESTPAC BANKING CORPORATION ADR                                                                       891,231
           2,900   WILMINGTON TRUST CORPORATION                                                                          103,907
           1,640   WINTRUST FINANCIAL CORPORATION<<                                                                       82,115
           1,906   ZIONS BANCORPORATION                                                                                  135,021

                                                                                                                      25,650,333
                                                                                                                    ------------

EATING & DRINKING PLACES - 0.55%
           1,564   BOB EVANS FARMS INCORPORATED                                                                           36,598
           1,417   BRINKER INTERNATIONAL INCORPORATED+<<                                                                  53,307
           1,034   CEC ENTERTAINMENT INCORPORATED+                                                                        41,929
           1,639   CHEESECAKE FACTORY INCORPORATED+                                                                       57,873
           3,371   DARDEN RESTAURANTS INCORPORATED                                                                       109,490
           1,237   DAVE & BUSTER'S INCORPORATED+<<                                                                        22,216
           1,431   IHOP CORPORATION                                                                                       68,130
           1,193   JACK IN THE BOX INCORPORATED+<<                                                                        49,486
           2,395   KRISPY KREME DOUGHNUTS INCORPORATED+<<                                                                 19,375
          16,037   MCDONALD'S CORPORATION                                                                                496,185
           1,859   OUTBACK STEAKHOUSE INCORPORATED                                                                        82,261
           2,176   WENDY'S INTERNATIONAL INCORPORATED                                                                     98,203
           4,355   YUM! BRANDS INCORPORATED                                                                              223,368

                                                                                                                       1,358,421
                                                                                                                    ------------

EDUCATIONAL SERVICES - 0.13%
           2,135   APOLLO GROUP INCORPORATED CLASS A+                                                                    167,598
           1,718   CAREER EDUCATION CORPORATION+<<                                                                        59,563
           1,867   DEVRY INCORPORATED+                                                                                    38,367
           1,093   ITT EDUCATIONAL SERVICES INCORPORATED+                                                                 49,611

                                                                                                                         315,139
                                                                                                                    ------------

ELECTRIC, GAS & SANITARY SERVICES - 4.05%
          11,375   AES CORPORATION+                                                                                      169,374
           4,786   ALLIED WASTE INDUSTRIES INCORPORATED+                                                                  36,900
           3,457   AMEREN CORPORATION                                                                                    188,683
           6,233   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                          222,456
          11,700   BG GROUP PLC ADR<<                                                                                    448,578
           2,290   BLACK HILLS CORPORATION                                                                                83,860
           4,136   CASCADE NATURAL GAS CORPORATION<<                                                                      79,494
           6,192   CENTERPOINT ENERGY INCORPORATED<<                                                                      75,914
           2,796   CENTRAL VERMONT PUBLIC SERVICE<<                                                                       58,716
           3,429   CINERGY CORPORATION                                                                                   141,378
           6,843   CITIZENS COMMUNICATIONS COMPANY                                                                        93,338
           3,708   CONSOLIDATED EDISON INCORPORATED                                                                      168,751
           3,555   CONSTELLATION ENERGY GROUP INCORPORATED                                                               190,015
           4,203   DOMINION RESOURCES INCORPORATED                                                                       295,513
           2,991   DTE ENERGY COMPANY                                                                                    142,192
          12,963   DUKE ENERGY CORPORATION<<                                                                             356,223
          18,849   E.ON AG                                                                                               546,621

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
           5,316   EDISON INTERNATIONAL                                                                             $    195,363
          10,743   EL PASO CORPORATION                                                                                   111,083
          18,503   ENDESA SA ADR                                                                                         404,291
           3,449   ENTERGY CORPORATION                                                                                   247,742
           9,484   EXELON CORPORATION                                                                                    444,325
           5,273   FIRSTENERGY CORPORATION                                                                               233,594
           5,084   FPL GROUP INCORPORATED                                                                                206,665
           3,098   HAWAIIAN ELECTRIC INDUSTRIES INCORPORATED                                                              79,928
          95,756   HONG KONG ELECTRIC HOLDINGS LIMITED ADR                                                               423,433
           5,332   INTERNATIONAL POWER PLC<<                                                                             190,619
           2,042   KINDER MORGAN INCORPORATED                                                                            158,684
           2,996   LACLEDE GROUP INCORPORATED                                                                             89,580
           7,520   NATIONAL GRID TRANSCO PLC                                                                             370,886
             859   NICOR INCORPORATED                                                                                     33,930
           5,095   NISOURCE INCORPORATED                                                                                 122,789
           1,914   NSTAR                                                                                                 112,046
           6,235   PG&E CORPORATION                                                                                      223,026
           1,674   PINNACLE WEST CAPITAL CORPORATION                                                                      73,857
           3,318   PPL CORPORATION                                                                                       190,818
           3,287   PROGRESS ENERGY INCORPORATED                                                                          145,384
           3,301   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                          183,205
           6,859   RELIANT RESOURCES INCORPORATED+<<                                                                      84,366
           3,049   REPUBLIC SERVICES INCORPORATED                                                                        108,178
           6,949   RWE AG<<                                                                                              426,440
           9,845   SCOTTISH POWER PLC                                                                                    332,466
           3,878   SEMPRA ENERGY                                                                                         153,840
           1,934   SOUTH JERSEY INDUSTRIES INCORPORATED                                                                  109,658
           9,896   SOUTHERN COMPANY                                                                                      335,969
           4,272   TXU CORPORATION                                                                                       342,956
           1,467   UIL HOLDINGS CORPORATION                                                                               76,049
           7,630   WASTE MANAGEMENT INCORPORATED                                                                         225,009
           8,875   WILLIAMS COMPANIES INCORPORATED                                                                       163,389
           7,369   XCEL ENERGY INCORPORATED<<                                                                            135,811

                                                                                                                      10,033,385
                                                                                                                    ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 7.39%
           5,489   ADVANCED MICRO DEVICES INCORPORATED+<<                                                                 90,020
           7,520   ALCATEL SA ADR+<<                                                                                      82,118
           5,474   ALTERA CORPORATION+                                                                                   121,468
           3,877   AMERICAN POWER CONVERSION CORPORATION                                                                  98,708
           2,897   AMKOR TECHNOLOGY INCORPORATED+<<                                                                       10,284
           4,885   ANALOG DEVICES INCORPORATED                                                                           181,136
           3,820   ANDREW CORPORATION+                                                                                    50,653
             707   APPLIED SIGNAL TECHNOLOGY INCORPORATED                                                                 12,372
           1,297   ATMI INCORPORATED+                                                                                     36,446
           2,051   AVX CORPORATION                                                                                        24,366
           1,329   BENCHMARK ELECTRONICS INCORPORATED+<<                                                                  42,089
           3,549   BROADCOM CORPORATION CLASS A+<<                                                                       125,954
           1,885   C&D TECHNOLOGIES INCORPORATED                                                                          13,798
           7,359   CANON INCORPORATED ADR                                                                                399,226
             741   CERADYNE INCORPORATED+                                                                                 17,110
          13,247   CHARTERED SEMICONDUCTOR+<<                                                                             95,378
          89,397   CISCO SYSTEMS INCORPORATED+                                                                         1,732,514
           3,509   COMVERSE TECHNOLOGY INCORPORATED+                                                                      82,567
           1,440   CREE INCORPORATED+<<                                                                                   43,258
           1,318   CYMER INCORPORATED+<<                                                                                  37,444
           3,055   CYPRESS SEMICONDUCTOR+                                                                                 39,501
             819   DITECH COMMUNICATIONS CORPORATION+<<                                                                    5,905
           1,968   DSP GROUP INCORPORATED+                                                                                46,287
           1,298   ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+<<                                                          23,286
           5,165   EMERSON ELECTRIC COMPANY                                                                              343,317
           1,361   ENERGIZER HOLDINGS INCORPORATED+<<                                                                     85,580

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
           2,037   FAIRCHILD SEMICONDUCTOR INTERNATIONAL INCORPORATED+<<                                            $     29,129
           3,449   FREESCALE SEMICONDUCTOR INCORPORATED CLASS B+                                                          69,670
         130,625   GENERAL ELECTRIC COMPANY                                                                            4,765,200
           2,397   GRAFTECH INTERNATIONAL LIMITED+                                                                        10,547
             834   HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                           69,105
           2,360   HARRIS CORPORATION                                                                                     67,826
          10,267   INFINEON TECHNOLOGIES AG ADR+                                                                          90,555
           1,365   INTEGRATED CIRCUIT SYSTEMS INCORPORATED+                                                               28,924
           3,599   INTEGRATED DEVICE TECHNOLOGY INCORPORATED+<<                                                           44,016
          85,220   INTEL CORPORATION                                                                                   2,294,975
           1,851   INTERDIGITAL COMMUNICATIONS CORPORATION+                                                               34,169
           1,031   INTERNATIONAL RECTIFIER CORPORATION+<<                                                                 49,261
           3,049   INTERSIL CORPORATION CLASS A                                                                           57,199
           2,986   JABIL CIRCUIT INCORPORATED+                                                                            87,281
           2,533   KLA-TENCOR CORPORATION                                                                                115,023
           6,753   KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV NY SHARES<<                                                173,012
           1,343   L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                               95,057
           2,886   LATTICE SEMICONDUCTOR CORPORATION+                                                                     12,179
           4,030   LINEAR TECHNOLOGY CORPORATION                                                                         151,004
           1,024   LITTELFUSE INCORPORATED+                                                                               30,802
           8,425   LSI LOGIC CORPORATION+                                                                                 62,008
          21,220   MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED ADR                                                    317,876
           4,349   MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                171,351
           1,893   MAYTAG CORPORATION<<                                                                                   27,619
           3,737   MCDATA CORPORATION CLASS A+<<                                                                          14,238
           1,601   MERIX CORPORATION+                                                                                     11,607
           3,026   MICROCHIP TECHNOLOGY INCORPORATED                                                                      89,691
           7,678   MICRON TECHNOLOGY INCORPORATED+<<                                                                      84,304
          27,970   MINEBEA COMPANY LIMITED ADR                                                                           229,936
           3,414   MOLEX INCORPORATED<<                                                                                   90,437
          31,243   MOTOROLA INCORPORATED                                                                                 542,691
           2,791   MYKROLIS CORPORATION+                                                                                  37,651
           1,700   NATIONAL PRESTO INDUSTRIES INCORPORATED                                                                72,845
           4,976   NATIONAL SEMICONDUCTOR CORPORATION                                                                    100,117
           5,011   NETWORK APPLIANCE INCORPORATED+                                                                       144,116
          37,190   NOKIA OYJ ADR                                                                                         627,023
           2,130   NOVELLUS SYSTEMS INCORPORATED+                                                                         56,764
           2,749   NVIDIA CORPORATION+                                                                                    74,745
           1,883   OMNIVISION TECHNOLOGIES INCORPORATED+<<                                                                29,789
           8,730   OMRON CORPORATION                                                                                     193,595
           2,247   OPENWAVE SYSTEMS INCORPORATED+<<                                                                       34,941
           1,410   PHOTRONICS INCORPORATED+<<                                                                             32,472
           1,060   PLANTRONICS INCORPORATED                                                                               36,485
           2,906   PMC-SIERRA INCORPORATED+                                                                               25,486
           2,714   POLYCOM INCORPORATED+                                                                                  46,436
           2,579   POWERWAVE TECHNOLOGIES+                                                                                23,546
           1,582   QLOGIC CORPORATION+<<                                                                                  50,656
          21,318   QUALCOMM INCORPORATED                                                                                 794,309
           2,021   RAMBUS INCORPORATED+                                                                                   30,982
           4,357   RF MICRO DEVICES INCORPORATED+                                                                         20,260
           2,972   ROCKWELL COLLINS INCORPORATED                                                                         146,787
           1,017   ROGERS CORPORATION+                                                                                    42,094
          10,522   SANMINA-SCI CORPORATION+                                                                               53,978
           6,574   SANYO ELECTRIC COMPANY LIMITED<<                                                                       89,078
           2,462   SCIENTIFIC-ATLANTA INCORPORATED                                                                        81,985
           1,370   SEMTECH CORPORATION+<<                                                                                 24,989
           2,151   SILICON IMAGE INCORPORATED+                                                                            25,253
             938   SILICON LABORATORIES INCORPORATED+                                                                     26,011
           2,914   SKYWORKS SOLUTIONS INCORPORATED+<<                                                                     18,446
           1,079   SOHU.COM INCORPORATED+<<                                                                               20,199
           7,559   SONY CORPORATION ADR<<                                                                                281,724
           1,618   SPATIALIGHT INCORPORATED+<<                                                                             9,821
           2,901   TDK CORPORATION ADR<<                                                                                 211,715

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
           8,827   TELLABS INCORPORATED+                                                                            $     72,558
          23,284   TEXAS INSTRUMENTS INCORPORATED                                                                        643,570
           2,069   THOMAS & BETTS CORPORATION+                                                                            63,891
           3,387   TRIQUINT SEMICONDUCTOR INCORPORATED+                                                                   11,482
           1,122   VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                45,531
           3,879   VISHAY INTERTECHNOLOGY INCORPORATED+<<                                                                 50,039
             750   WHIRLPOOL CORPORATION                                                                                  51,600
           5,132   XILINX INCORPORATED                                                                                   142,413
           1,217   ZORAN CORPORATION+                                                                                     15,018

                                                                                                                      18,317,877
                                                                                                                    ------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.53%
             804   AMERICAN HEALTHCORP+<<                                                                                 31,573
           2,287   AMYLIN PHARMACEUTICALS INCORPORATED+<<                                                                 36,546
           1,948   APPLERA CORPORATION-CELERA GENOMICS GROUP+                                                             19,324
           5,067   BEARINGPOINT INCORPORATED+<<                                                                           33,189
           1,206   CDI CORPORATION                                                                                        25,736
           2,306   CELGENE CORPORATION+<<                                                                                 97,636
             931   CEPHALON INCORPORATED+<<                                                                               39,493
           1,757   CORNELL COMPANIES INCORPORATED+                                                                        22,560
             866   CORPORATE EXECUTIVE BOARD COMPANY                                                                      60,430
           4,735   CURAGEN CORPORATION+<<                                                                                 20,266
           1,320   CV THERAPEUTICS INCORPORATED+<<                                                                        26,690
           1,294   ERESEARCH TECHNOLOGY INCORPORATED+<<                                                                   15,839
           1,414   FLUOR CORPORATION                                                                                      81,234
           1,235   GEN-PROBE INCORPORATED+                                                                                47,992
           1,537   ICOS CORPORATION+                                                                                      33,199
          98,706   INVENSYS PLC+                                                                                          40,479
           4,110   MOODY'S CORPORATION                                                                                   177,840
           1,589   NAVIGANT CONSULTING INCORPORATED+                                                                      36,452
           1,153   OMNICELL INCORPORATED+<<                                                                                7,495
           4,780   PAYCHEX INCORPORATED                                                                                  138,046
           1,215   QUEST DIAGNOSTICS INCORPORATED                                                                        127,575
           1,746   RESOURCES CONNECTION INCORPORATED+<<                                                                   34,780
           9,858   SERVICEMASTER COMPANY                                                                                 128,154
           1,582   TELIK INCORPORATED+<<                                                                                  22,559

                                                                                                                       1,305,087
                                                                                                                    ------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.32%
           1,103   AMERON INTERNATIONAL CORPORATION                                                                       36,399
           1,504   BALL CORPORATION                                                                                       56,475
           1,250   COMPX INTERNATIONAL INCORPORATED                                                                       18,063
           1,759   CRANE COMPANY                                                                                          46,209
           1,876   FORTUNE BRANDS INCORPORATED                                                                           162,274
           3,523   ILLINOIS TOOL WORKS INCORPORATED                                                                      297,447
           1,067   METALS USA INCORPORATED+                                                                               22,588
             981   NCI BUILDING SYSTEMS INCORPORATED+<<                                                                   33,884
           2,077   SNAP-ON INCORPORATED                                                                                   71,677
           1,518   TASER INTERNATIONAL INCORPORATED+<<                                                                    17,214
           1,671   WATER PIK TECHNOLOGIES INCORPORATED+                                                                   31,047

                                                                                                                         793,277
                                                                                                                    ------------

FINANCIAL SERVICES - 0.03%
           4,932   JANUS CAPITAL GROUP INCORPORATED                                                                       75,756
                                                                                                                    ------------

FOOD & KINDRED PRODUCTS - 2.84%
           1,088   AMERICAN ITALIAN PASTA COMPANY CLASS A<<                                                               25,035
           3,628   ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                 169,972
           9,393   ARCHER-DANIELS-MIDLAND COMPANY                                                                        186,451

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
FOOD & KINDRED PRODUCTS (continued)
           9,517   CADBURY SCHWEPPES PLC ADR<<                                                                      $    375,160
           4,471   CAMPBELL SOUP COMPANY                                                                                 138,735
          22,887   COCA-COLA COMPANY                                                                                   1,021,447
           4,143   COCA-COLA ENTERPRISES INCORPORATED                                                                     90,649
           7,404   CONAGRA FOODS INCORPORATED                                                                            193,615
           2,015   DEL MONTE FOODS COMPANY+                                                                               21,037
           6,283   DIAGEO PLC ADR<<                                                                                      365,168
           3,610   GENERAL MILLS INCORPORATED                                                                            178,695
          20,123   GROUPE DANONE ADR<<                                                                                   370,263
             502   HANSEN NATURAL CORPORATION+<<                                                                          37,419
           2,460   HERSHEY FOODS CORPORATION                                                                             157,957
           4,250   HJ HEINZ COMPANY                                                                                      154,572
           2,675   HORMEL FOODS CORPORATION                                                                               79,233
             990   JM SMUCKER COMPANY                                                                                     49,312
           3,747   KELLOGG COMPANY                                                                                       170,451
          28,187   KIRIN BREWERY COMPANY LIMITED                                                                         279,051
           3,535   KRAFT FOODS INCORPORATED CLASS A                                                                      114,675
           2,931   MCCORMICK & COMPANY INCORPORATED                                                                       99,185
           1,701   MGP INGREDIENTS INCORPORATED                                                                           14,220
             248   MOLSON COORS BREWING COMPANY                                                                           14,500
          15,328   NESTLE SA ADR<<                                                                                     1,011,095
           3,290   PEPSI BOTTLING GROUP INCORPORATED                                                                      93,337
           3,445   PEPSIAMERICAS INCORPORATED                                                                             83,438
          19,472   PEPSICO INCORPORATED                                                                                1,096,274
          10,933   SARA LEE CORPORATION                                                                                  221,831
           4,474   TYSON FOODS INCORPORATED CLASS A                                                                       82,590
           2,240   WM. WRIGLEY JR. COMPANY                                                                               152,925

                                                                                                                       7,048,292
                                                                                                                    ------------

FOOD STORES - 0.80%
           5,159   ALBERTSON'S INCORPORATED<<                                                                            108,288
          10,332   COLES MYER LIMITED ADR                                                                                574,666
          16,324   KONINKLIJKE AHOLD NV ADR+                                                                             124,062
           9,968   KROGER COMPANY+                                                                                       167,163
           6,412   SAFEWAY INCORPORATED                                                                                  141,128
           5,646   STARBUCKS CORPORATION+                                                                                309,119
          25,880   TESCO PLC ADR<<                                                                                       442,905
             930   WHOLE FOODS MARKET INCORPORATED<<                                                                     110,651

                                                                                                                       1,977,982
                                                                                                                    ------------

FORESTRY - 0.08%
           2,946   WEYERHAEUSER COMPANY                                                                                  188,986
                                                                                                                    ------------

FURNITURE & FIXTURES - 0.26%
           1,928   HERMAN MILLER INCORPORATED                                                                             56,124
           1,044   HILLENBRAND INDUSTRIES INCORPORATED                                                                    52,680
           1,477   HNI CORPORATION                                                                                        76,198
             853   HOOKER FURNITURE CORPORATION                                                                           12,582
           3,982   LEGGETT & PLATT INCORPORATED                                                                          106,081
           6,706   MASCO CORPORATION                                                                                     214,726
           4,086   NEWELL RUBBERMAID INCORPORATED                                                                         93,120
           1,129   SELECT COMFORT CORPORATION+<<                                                                          27,435

                                                                                                                         638,946
                                                                                                                    ------------

GENERAL MERCHANDISE STORES - 1.34%
           3,110   BIG LOTS INCORPORATED+<<                                                                               39,373
           5,264   DOLLAR GENERAL CORPORATION                                                                            103,227
           2,025   FAMILY DOLLAR STORES INCORPORATED                                                                      51,982
           2,335   FEDERATED DEPARTMENT STORES INCORPORATED<<                                                            157,496

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
GENERAL MERCHANDISE STORES (continued)
           2,606   FOOT LOCKER INCORPORATED                                                                         $     68,824
           1,721   FRED'S INCORPORATED                                                                                    25,522
           3,245   JC PENNEY COMPANY INCORPORATED                                                                        161,471
           4,343   MAY DEPARTMENT STORES COMPANY                                                                         165,729
           1,749   SEARS HOLDINGS CORPORATION+                                                                           256,578
          12,138   TARGET CORPORATION                                                                                    651,811
           7,490   TJX COMPANIES INCORPORATED                                                                            171,746
          30,856   WAL-MART STORES INCORPORATED                                                                        1,457,329

                                                                                                                       3,311,088
                                                                                                                    ------------

HEALTH SERVICES - 0.76%
             452   AMEDISYS INCORPORATED+<<                                                                               13,655
           6,402   CAREMARK RX INCORPORATED+                                                                             285,913
           1,332   COVANCE INCORPORATED+                                                                                  58,155
           1,425   DAVITA INCORPORATED+                                                                                   65,635
           1,265   ENZON PHARMACEUTICALS INCORPORATED+                                                                     7,679
           6,410   HCA INCORPORATED                                                                                      346,140
           4,215   HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A                                                    106,302
           3,414   HUMAN GENOME SCIENCES INCORPORATED+                                                                    38,510
             973   LABONE INCORPORATED+<<                                                                                 37,499
           2,117   LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                           102,569
             991   LCA-VISION INCORPORATED                                                                                43,782
           1,553   LINCARE HOLDINGS INCORPORATED+<<                                                                       68,270
           1,486   MANOR CARE INCORPORATED<<                                                                              57,746
           1,064   NEIGHBORCARE INCORPORATED+                                                                             31,931
           2,293   NEKTAR THERAPEUTICS+<<                                                                                 41,916
           2,417   ODYSSEY HEALTHCARE INCORPORATED+<<                                                                     32,049
             559   PEDIATRIX MEDICAL GROUP INCORPORATED+                                                                  41,159
           1,523   RENAL CARE GROUP INCORPORATED+                                                                         70,424
             882   SIERRA HEALTH SERVICES INCORPORATED+<<                                                                 58,274
           6,266   TENET HEALTHCARE CORPORATION+<<                                                                        75,944
           1,265   TRIAD HOSPITALS INCORPORATED+                                                                          64,161
           1,149   UNITED SURGICAL PARTNERS INTERNATIONAL INCORPORATED+<<                                                 55,313
             681   UNIVERSAL HEALTH SERVICES CLASS B                                                                      39,791
           2,551   VALEANT PHARMACEUTICALS INTERNATIONAL                                                                  52,627
           1,983   VICURON PHARMACEUTICALS INCORPORATED+                                                                  32,680
           1,802   WATSON PHARMACEUTICALS INCORPORATED+                                                                   54,168

                                                                                                                       1,882,292
                                                                                                                    ------------

HOLDING & OTHER INVESTMENT OFFICES - 1.73%
           1,762   4KIDS ENTERTAINMENT INCORPORATED+<<                                                                    33,478
           3,536   ACADIA REALTY TRUST                                                                                    59,935
           1,616   AMERICAN HOME MORTGAGE INVESTMENT CORPORATION                                                          52,617
           5,364   ARCHSTONE-SMITH TRUST                                                                                 197,502
           1,551   BEDFORD PROPERTY INVESTORS                                                                             35,937
           2,351   BOSTON PROPERTIES INCORPORATED                                                                        157,023
           1,665   CAPITAL TRUST INCORPORATED NY CLASS A<<                                                                58,225
           2,923   CAPSTEAD MORTGAGE CORPORATION<<                                                                        27,535
           3,661   CEDAR SHOPPING CENTERS INCORPORATED                                                                    49,533
           2,356   CORPORATE OFFICE PROPERTIES TRUST                                                                      65,803
           2,018   CORRECTIONAL PROPERTIES TRUST                                                                          52,468
           5,109   CRESCENT REAL ESTATE EQUITIES COMPANY                                                                  93,955
           4,923   DUKE REALTY CORPORATION                                                                               151,973
           1,414   EASTGROUP PROPERTIES INCORPORATED                                                                      57,578
           2,123   ENTERTAINMENT PROPERTIES TRUST<<                                                                       94,473
           1,468   EQUITY LIFESTYLE PROPERTIES INCORPORATED                                                               55,696
           5,834   EQUITY OFFICE PROPERTIES TRUST<<                                                                      189,547
           4,653   EQUITY RESIDENTIAL                                                                                    167,043
           2,989   FELCOR LODGING TRUST INCORPORATED+                                                                     41,607
           3,539   GENERAL GROWTH PROPERTIES INCORPORATED<<                                                              137,773

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
HOLDING & OTHER INVESTMENT OFFICES (continued)
           2,272   HERITAGE PROPERTY INVESTMENT TRUST                                                               $     73,817
           8,033   HOST MARRIOTT CORPORATION<<                                                                           134,553
           1,915   IMPAC MORTGAGE HOLDINGS INCORPORATED<<                                                                 38,109
           3,190   ISTAR FINANCIAL INCORPORATED                                                                          133,661
           1,714   KILROY REALTY CORPORATION                                                                              77,439
           3,071   KIMCO REALTY CORPORATION                                                                              177,381
           1,602   LASALLE HOTEL PROPERTIES                                                                               49,502
           2,773   MID-AMERICA APARTMENT COMMUNITIES INCORPORATED                                                        112,307
          44,239   MITSUBISHI TOKYO FINANCIAL GROUP INCORPORATED ADR<<                                                   367,184
           1,723   NATIONAL HEALTH INVESTORS INCORPORATED                                                                 45,952
             823   NOVASTAR FINANCIAL INCORPORATED<<                                                                      30,286
             892   PARKWAY PROPERTIES INCORPORATED                                                                        43,039
           1,965   PENNSYLVANIA REAL ESTATE INVESTMENT TRUST                                                              86,460
           4,204   PLUM CREEK TIMBER COMPANY                                                                             147,350
           2,674   PUBLIC STORAGE INCORPORATED                                                                           160,788
           1,536   RAIT INVESTMENT TRUST                                                                                  43,930
           1,423   RAMCO-GERSHENSON PROPERTIES                                                                            39,488
             658   REDWOOD TRUST INCORPORATED                                                                             34,038
           1,634   SAUL CENTERS INCORPORATED                                                                              54,167
           2,908   SIMON PROPERTY GROUP INCORPORATED                                                                     199,838
           1,364   SOVRAN SELF STORAGE INCORPORATED                                                                       60,821
           3,326   TANGER FACTORY OUTLET CENTERS INCORPORATED                                                             80,522
           2,893   TOWN & COUNTRY TRUST                                                                                   79,702
           3,691   TRUSTREET PROPERTIES INCORPORATED                                                                      58,133
           2,423   VORNADO REALTY TRUST                                                                                  190,690

                                                                                                                       4,298,858
                                                                                                                    ------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.23%
           4,143   BED BATH & BEYOND INCORPORATED+                                                                       168,413
           3,712   BEST BUY COMPANY INCORPORATED                                                                         202,044
           3,004   CIRCUIT CITY STORES INCORPORATED                                                                       49,236
           1,069   COST PLUS INCORPORATED+                                                                                24,865
           2,664   RADIO SHACK CORPORATION                                                                                67,026
           1,467   WILLIAMS-SONOMA INCORPORATED+<<                                                                        57,697

                                                                                                                         569,281
                                                                                                                    ------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.29%
           1,228   EMPIRE RESORTS INCORPORATED+<<                                                                          5,833
           1,393   GAYLORD ENTERTAINMENT COMPANY+                                                                         58,548
           7,778   HILTON HOTELS CORPORATION                                                                             188,461
           2,912   MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                           196,677
           3,004   MGM MIRAGE+<<                                                                                         114,422
           2,902   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                      162,425

                                                                                                                         726,366
                                                                                                                    ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.59%
           9,988   3M COMPANY                                                                                            765,580
           1,091   ACTUANT CORPORATION CLASS A+                                                                           49,095
           2,625   AMERICAN STANDARD COMPANIES INCORPORATED                                                              112,350
          10,416   APPLE COMPUTER INCORPORATED+                                                                          413,619
          22,138   APPLIED MATERIALS INCORPORATED                                                                        363,285
           4,536   BAKER HUGHES INCORPORATED                                                                             209,518
           1,190   BLACK & DECKER CORPORATION                                                                            103,911
             855   BLACK BOX CORPORATION<<                                                                                29,395
           6,171   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                           24,129
           2,166   BROOKS AUTOMATION INCORPORATED+<<                                                                      32,663
             895   CASCADE CORPORATION                                                                                    31,522
           4,284   CATERPILLAR INCORPORATED                                                                              403,167
           1,134   CDW CORPORATION<<                                                                                      65,976

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
           1,082   COOPER CAMERON CORPORATION+                                                                      $     63,957
           3,294   DEERE & COMPANY                                                                                       217,898
          33,158   DELL INCORPORATED+                                                                                  1,322,673
           1,137   DIEBOLD INCORPORATED                                                                                   56,918
           1,669   DOT HILL SYSTEMS CORPORATION+<<                                                                         8,862
           2,906   DOVER CORPORATION                                                                                     110,050
           2,086   EATON CORPORATION                                                                                     124,847
          31,888   EMC CORPORATION+                                                                                      448,345
           2,706   EMULEX CORPORATION+<<                                                                                  51,143
             894   ENGINEERED SUPPORT SYSTEMS INCORPORATED                                                                34,866
           1,872   FLOWSERVE CORPORATION+                                                                                 55,168
           7,604   GATEWAY INCORPORATED+                                                                                  26,310
           4,333   GRANT PRIDECO INCORPORATED+<<                                                                         104,079
          40,020   HEWLETT-PACKARD COMPANY                                                                               900,850
           3,067   HITACHI LIMITED ADR                                                                                   183,713
          21,572   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                         1,629,765
           2,922   JOY GLOBAL INCORPORATED                                                                               109,692
           8,611   KOMATSU LIMITED ADR                                                                                   260,467
           2,459   LAM RESEARCH CORPORATION+<<                                                                            75,442
           1,604   LEXMARK INTERNATIONAL INCORPORATED+<<                                                                 109,778
           1,957   LINDSAY MANUFACTURING COMPANY                                                                          39,160
          32,568   MAKITA CORPORATION                                                                                    638,333
           1,240   MANITOWOC COMPANY INCORPORATED                                                                         50,257
           2,400   NATIONAL-OILWELL INCORPORATED+                                                                        108,000
          22,710   NEC CORPORATION ADR                                                                                   126,722
           1,464   NORDSON CORPORATION                                                                                    45,516
           3,026   PALL CORPORATION                                                                                       88,329
           1,080   PALMONE INCORPORATED+<<                                                                                30,694
           1,737   PARKER HANNIFIN CORPORATION                                                                           104,793
           2,315   PENTAIR INCORPORATED                                                                                  103,041
           2,735   PITNEY BOWES INCORPORATED                                                                             122,008
           1,639   ROBBINS & MYERS INCORPORATED                                                                           38,762
           2,549   SANDISK CORPORATION+                                                                                   66,503
           1,873   SCIENTIFIC GAMES CORPORATION CLASS A+<<                                                                44,634
           7,448   SIEMENS AG                                                                                            545,342
           1,804   SMITH INTERNATIONAL INCORPORATED<<                                                                    106,003
          13,480   SOLECTRON CORPORATION+                                                                                 49,202
           1,443   SPX CORPORATION                                                                                        64,084
           1,281   STANLEY WORKS                                                                                          57,145
           2,411   STORAGE TECHNOLOGY CORPORATION+                                                                        77,827
           4,304   SYMBOL TECHNOLOGIES INCORPORATED                                                                       49,539
             753   TENNANT COMPANY                                                                                        28,087
           1,140   TEREX CORPORATION+                                                                                     45,053
           1,040   TORO COMPANY<<                                                                                         44,772
             711   TRANSACT TECHNOLOGIES INCORPORATED+                                                                     6,989
           2,378   VARIAN MEDICAL SYSTEMS INCORPORATED+<<                                                                 89,437
           4,518   WESTERN DIGITAL CORPORATION+<<                                                                         67,815
           1,123   ZEBRA TECHNOLOGIES CORPORATION CLASS A+                                                                47,930

                                                                                                                      11,385,010
                                                                                                                    ------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.24%
           4,803   AON CORPORATION                                                                                       119,739
           1,257   HILB, ROGAL & HAMILTON COMPANY<<                                                                       42,851
           1,577   JEFFERSON-PILOT CORPORATION                                                                            79,481
           7,413   MARSH & MCLENNAN COMPANIES INCORPORATED                                                               215,274
           1,288   NATIONAL FINANCIAL PARTNERS CORPORATION                                                                49,253
           4,604   UNUMPROVIDENT CORPORATION                                                                              84,529

                                                                                                                         591,127
                                                                                                                    ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
INSURANCE CARRIERS - 4.05%
           1,404   AEGON NV<<                                                                                       $     18,037
           4,014   AETNA INCORPORATED                                                                                    313,132
           6,886   AFLAC INCORPORATED                                                                                    286,113
          22,618   ALLIANZ AG ADR<<                                                                                      267,345
           1,375   ALLMERICA FINANCIAL CORPORATION+                                                                       48,015
           8,902   ALLSTATE CORPORATION                                                                                  518,096
           1,342   AMBAC FINANCIAL GROUP INCORPORATED                                                                     96,825
          29,162   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                           1,619,949
           1,029   AMERICAN NATIONAL INSURANCE COMPANY                                                                   118,747
          10,134   AXA ADR<<                                                                                             248,182
           1,770   CENTENE CORPORATION+<<                                                                                 56,905
           2,299   CHUBB CORPORATION                                                                                     193,645
           1,720   CIGNA CORPORATION                                                                                     167,270
           3,278   CINCINNATI FINANCIAL CORPORATION                                                                      129,383
           2,746   FIDELITY NATIONAL FINANCIAL INCORPORATED                                                               98,829
           3,923   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                        293,401
           2,339   HEALTH NET INCORPORATED+                                                                               80,064
          15,184   ING GROEP NV ADR                                                                                      421,052
           1,109   KANSAS CITY LIFE INSURANCE COMPANY                                                                     52,256
             573   LANDAMERICA FINANCIAL GROUP INCORPORATED                                                               32,203
           2,330   LINCOLN NATIONAL CORPORATION                                                                          106,085
           2,449   LOEWS CORPORATION                                                                                     184,410
             222   MARKEL CORPORATION+                                                                                    75,868
           1,832   MBIA INCORPORATED<<                                                                                   102,464
           1,200   MERCURY GENERAL CORPORATION                                                                            66,240
           5,750   METLIFE INCORPORATED                                                                                  256,450
           1,202   MGIC INVESTMENT CORPORATION                                                                            73,731
           3,123   MILLEA HOLDINGS INCORPORATED                                                                          207,461
           4,063   OLD REPUBLIC INTERNATIONAL CORPORATION                                                                101,006
           1,481   PACIFICARE HEALTH SYSTEMS INCORPORATED+                                                                93,051
             806   PHILADELPHIA CONSOLIDATED HOLDING CORPORATION+<<                                                       66,471
           1,533   PMI GROUP INCORPORATED                                                                                 57,947
           4,050   PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                161,555
           2,925   PROGRESSIVE CORPORATION                                                                               281,005
           7,375   PRUDENTIAL FINANCIAL INCORPORATED                                                                     466,911
           1,665   RADIAN GROUP INCORPORATED                                                                              76,390
           1,986   SAFECO CORPORATION                                                                                    106,867
           8,899   ST. PAUL COMPANIES INCORPORATED                                                                       337,094
             531   STANCORP FINANCIAL GROUP INCORPORATED                                                                  39,745
           2,006   STEWART & STEVENSON SERVICES CORPORATION                                                               47,923
           3,806   SWISS REINSURANCE COMPANY ADR<<                                                                       236,308
           2,042   TORCHMARK CORPORATION                                                                                 107,716
             820   TRANSATLANTIC HOLDING INCORPORATED                                                                     46,830
          17,520   UNITEDHEALTH GROUP INCORPORATED                                                                       851,122
           1,719   UNITRIN INCORPORATED                                                                                   85,589
           1,768   W.R. BERKLEY CORPORATION                                                                               62,693
           3,918   WELLPOINT INCORPORATED+                                                                               521,094
             701   ZENITH NATIONAL INSURANCE CORPORATION                                                                  44,408
           6,916   ZURICH FINANCIAL SERVICES AG ADR+                                                                     115,267

                                                                                                                      10,039,150
                                                                                                                    ------------

JUSTICE, PUBLIC ORDER & SAFETY - 0.02%
           1,196   CORRECTIONS CORPORATION OF AMERICA+<<                                                                  43,176
             785   GEO GROUP INCORPORATED+                                                                                19,052

                                                                                                                          62,228
                                                                                                                    ------------

LEATHER & LEATHER PRODUCTS - 0.08%
             902   BROWN SHOE COMPANY INCORPORATED                                                                        31,660

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
LEATHER & LEATHER PRODUCTS (continued)
           5,926   COACH INCORPORATED+                                                                              $    172,091

                                                                                                                         203,751
                                                                                                                    ------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.09%
           2,255   COACHMEN INDUSTRIES INCORPORATED                                                                       27,624
           3,575   GEORGIA-PACIFIC CORPORATION                                                                           118,475
           1,320   LOUISIANA-PACIFIC CORPORATION                                                                          33,238
           1,230   SKYLINE CORPORATION                                                                                    48,093

                                                                                                                         227,430
                                                                                                                    ------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.60%
           1,007   ABAXIS INCORPORATED+<<                                                                                 10,523
           1,878   ADVANCED MEDICAL OPTICS INCORPORATED+<<                                                                72,517
             857   ADVANCED NEUROMODULATION SYSTEMS INCORPORATED+<<                                                       30,475
           9,155   ADVANTEST CORPORATION ADR                                                                             172,846
           1,045   AFFYMETRIX INCORPORATED+<<                                                                             55,897
           7,081   AGILENT TECHNOLOGIES INCORPORATED+                                                                    170,015
           2,055   ALIGN TECHNOLOGY INCORPORATED+                                                                         14,940
           1,859   ALLERGAN INCORPORATED                                                                                 143,719
           3,469   APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                           74,271
             599   ARMOR HOLDINGS INCORPORATED+<<                                                                         22,612
             701   ARTHROCARE CORPORATION+<<                                                                              22,600
             932   BAUSCH & LOMB INCORPORATED                                                                             72,780
           8,132   BAXTER INTERNATIONAL INCORPORATED                                                                     300,071
           1,149   BECKMAN COULTER INCORPORATED                                                                           80,499
           3,654   BECTON DICKINSON & COMPANY                                                                            209,922
           3,793   BIOMET INCORPORATED                                                                                   142,958
           8,896   BOSTON SCIENTIFIC CORPORATION+                                                                        240,993
           1,748   C.R. BARD INCORPORATED                                                                                119,301
             310   COOPER COMPANIES INCORPORATED<<                                                                        20,476
           2,486   CREDENCE SYSTEMS CORPORATION+                                                                          19,689
             841   CYBERONICS INCORPORATED+<<                                                                             30,688
             920   CYBEROPTICS CORPORATION+                                                                               11,831
           3,339   DANAHER CORPORATION                                                                                   184,079
           4,061   EASTMAN KODAK COMPANY                                                                                 106,723
             737   FARO TECHNOLOGIES INCORPORATED+<<                                                                      20,503
           1,385   FEI COMPANY+                                                                                           28,836
           1,668   FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+<<                                                       104,183
           9,417   FUJI PHOTO FILM COMPANY LIMITED ADR<<                                                                 294,752
           4,074   GUIDANT CORPORATION                                                                                   301,028
             967   HOLOGIC INCORPORATED+<<                                                                                35,595
           1,094   INTEGRA LIFESCIENCES HOLDINGS+                                                                         36,561
           1,121   INTUITIVE SURGICAL INCORPORATED+                                                                       55,490
           1,084   KEITHLEY INSTRUMENTS INCORPORATED                                                                      15,967
             673   KENSEY NASH CORPORATION+<<                                                                             18,306
             727   LASERSCOPE+<<                                                                                          25,031
             770   MEASUREMENT SPECIALTIES INCORPORATED+<<                                                                14,938
          15,643   MEDTRONIC INCORPORATED                                                                                840,811
           1,377   MENTOR CORPORATION                                                                                     56,333
             836   MILLIPORE CORPORATION+                                                                                 43,046
           8,507   OLYMPUS CORPORATION ADR                                                                               168,127
           2,508   PERKINELMER INCORPORATED                                                                               47,978
           1,019   PHOTON DYNAMICS INCORPORATED+                                                                          19,677
             900   POSSIS MEDICAL INCORPORATED+                                                                            9,477
           5,810   RAYTHEON COMPANY                                                                                      227,520
           2,261   RICOH COMPANY LIMITED ADR                                                                             186,188
           2,883   ROCKWELL AUTOMATION INCORPORATED                                                                      148,100
           4,802   ST. JUDE MEDICAL INCORPORATED+                                                                        192,656
           4,162   STRYKER CORPORATION                                                                                   202,481
           1,724   SYBRON DENTAL SPECIALTIES INCORPORATED+<<                                                              63,909

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
           1,125   TECHNE CORPORATION+                                                                              $     52,425
           1,762   TEKTRONIX INCORPORATED                                                                                 39,945
           3,038   TERADYNE INCORPORATED+                                                                                 39,524
           3,189   THERMO ELECTRON CORPORATION+                                                                           83,934
           5,388   THERMOGENESIS+                                                                                         21,606
           1,572   TRIMBLE NAVIGATION LIMITED+<<                                                                          62,424
             486   UNITED INDUSTRIAL CORPORATION NEW YORK                                                                 16,840
           1,350   VARIAN INCORPORATED+                                                                                   50,220
           1,572   VIASYS HEALTHCARE INCORPORATED+                                                                        36,549
           1,999   WATERS CORPORATION+                                                                                    77,661
           1,227   WRIGHT MEDICAL GROUP INCORPORATED+                                                                     33,792
          12,128   XEROX CORPORATION+                                                                                    164,577
           3,213   ZIMMER HOLDINGS INCORPORATED+<<                                                                       246,052
             737   ZOLL MEDICAL CORPORATION+                                                                              17,496

                                                                                                                       6,430,963
                                                                                                                    ------------

MEDICAL EQUIPMENT & SUPPLIES - 0.02%
           1,938   WILSON GREATBATCH TECHNOLOGIES INCORPORATED+<<                                                         46,590
                                                                                                                    ------------

MEDICAL MANAGEMENT SERVICES - 0.05%
           1,724   COVENTRY HEALTH CARE INCORPORATED+                                                                    120,025
                                                                                                                    ------------

MEMBERSHIP ORGANIZATIONS - 0.15%
           5,649   ALLIANCE ONE INTERNATIONAL                                                                             36,210
          12,885   ANGLO AMERICAN PLC<<                                                                                  309,884
           1,202   BRIGHTPOINT INCORPORATED+                                                                              22,598

                                                                                                                         368,692
                                                                                                                    ------------

METAL MINING - 0.43%
             722   CLEVELAND CLIFFS INCORPORATED<<                                                                        42,331
           2,433   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                    85,885
           5,290   NEWMONT MINING CORPORATION                                                                            196,999
           1,403   PHELPS DODGE CORPORATION                                                                              122,622
           4,825   RIO TINTO PLC ADR                                                                                     574,271
           1,234   ROYAL GOLD INCORPORATED<<                                                                              21,657
             395   SOUTHERN PERU COPPER CORPORATION<<                                                                     18,352
           2,009   STILLWATER MINING COMPANY+                                                                             13,561

                                                                                                                       1,075,678
                                                                                                                    ------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.04%
           1,754   VULCAN MATERIALS COMPANY                                                                              105,117
                                                                                                                    ------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.15%
           3,899   HASBRO INCORPORATED                                                                                    78,682
             702   JAKKS PACIFIC INCORPORATED+<<                                                                          14,510
          36,502   JOHNSON & JOHNSON<<                                                                                 2,449,284
           1,875   LEAPFROG ENTERPRISES INCORPORATED+<<                                                                   20,775
           6,354   MATTEL INCORPORATED                                                                                   115,516
             799   RC2 CORPORATION+                                                                                       28,796
           2,123   RUSS BERRIE AND COMPANY INCORPORATED                                                                   27,620
           1,230   STEINWAY MUSICAL INSTRUMENTS+                                                                          34,834
           2,469   TIFFANY & COMPANY<<                                                                                    76,860

                                                                                                                       2,846,877
                                                                                                                    ------------

MISCELLANEOUS RETAIL - 0.98%
           1,435   ACTION PERFORMANCE COMPANIES INCORPORATED<<                                                            13,360
           4,471   AMAZON.COM INCORPORATED+<<                                                                            158,765

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
MISCELLANEOUS RETAIL (continued)
             816   BLAIR CORPORATION                                                                                $     31,865
           6,231   COSTCO WHOLESALE CORPORATION                                                                          283,012
           5,341   CVS CORPORATION                                                                                       292,954
             878   DICK'S SPORTING GOODS INCORPORATED+<<                                                                  31,757
           1,111   DILLARDS INCORPORATED CLASS A                                                                          26,575
           2,315   DOLLAR TREE STORES INCORPORATED+                                                                       57,412
           1,312   EXPRESS SCRIPTS INCORPORATED+                                                                         121,216
           2,118   HANCOCK FABRICS INCORPORATED<<                                                                         12,475
           2,498   MICHAELS STORES INCORPORATED                                                                          105,191
           6,049   OFFICE DEPOT INCORPORATED+                                                                            119,286
             325   OVERSTOCK.COM INCORPORATED+<<                                                                          12,444
           2,736   PETSMART INCORPORATED                                                                                  86,923
           1,315   PRICELINE.COM INCORPORATED+<<                                                                          31,494
          11,227   RITE AID CORPORATION+<<                                                                                44,459
          11,199   STAPLES INCORPORATED                                                                                  241,114
           2,943   TOYS R US INCORPORATED+                                                                                77,107
          13,228   WALGREEN COMPANY                                                                                      599,757
           1,714   WORLD FUEL SERVICES CORPORATION                                                                        45,164
           1,511   ZALE CORPORATION+<<                                                                                    47,113

                                                                                                                       2,439,443
                                                                                                                    ------------

MISCELLANEOUS SERVICES - 0.10%
          14,147   ADECCO SA ADR                                                                                         168,632
           1,457   D&B CORPORATION+                                                                                       89,518

                                                                                                                         258,150
                                                                                                                    ------------

MOTION PICTURES - 0.94%
          42,876   LIBERTY MEDIA CORPORATION CLASS A+<<                                                                  445,482
           1,369   MACROVISION CORPORATION+                                                                               28,763
           6,587   NEWS CORPORATION CLASS A                                                                              106,248
          57,770   TIME WARNER INCORPORATED+                                                                           1,005,198
          26,933   WALT DISNEY COMPANY                                                                                   739,041

                                                                                                                       2,324,732
                                                                                                                    ------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.33%
             998   ARKANSAS BEST CORPORATION                                                                              32,665
           1,072   CNF INCORPORATED                                                                                       47,758
           1,719   FORWARD AIR CORPORATION<<                                                                              46,155
           2,480   HUNT (J.B.) TRANSPORT SERVICES INCORPORATED                                                            49,798
           2,416   LANDSTAR SYSTEM INCORPORATED+<<                                                                        81,516
             894   SCS TRANSPORTATION INCORPORATED+                                                                       16,315
           7,193   UNITED PARCEL SERVICE INCORPORATED CLASS B                                                            529,764
             328   YELLOW ROADWAY CORPORATION+<<                                                                          17,312

                                                                                                                         821,283
                                                                                                                    ------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.60%
             679   ACCREDITED HOME LENDERS HOLDING COMPANY+                                                               28,498
          14,637   AMERICAN EXPRESS COMPANY                                                                              788,202
           2,354   AMERICREDIT CORPORATION+<<                                                                             58,544
           3,237   CAPITAL ONE FINANCIAL CORPORATION                                                                     244,070
           3,372   CIT GROUP INCORPORATED                                                                                143,040
          12,537   FANNIE MAE                                                                                            742,692
           1,291   FEDERAL AGRICULTURAL MORTGAGE CORPORATION CLASS C<<                                                    23,858
             981   FINANCIAL FEDERAL CORPORATION<<                                                                        36,591
           8,925   FREDDIE MAC                                                                                           580,482
          15,545   MBNA CORPORATION                                                                                      327,844
           7,265   ORIX CORPORATION ADR                                                                                  528,165
           5,295   PROVIDIAN FINANCIAL CORPORATION+<<                                                                     94,357

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS (continued)
           5,886   SLM CORPORATION                                                                                  $    284,117
             401   STUDENT LOAN CORPORATION                                                                               86,067

                                                                                                                       3,966,527
                                                                                                                    ------------

OIL & GAS EXTRACTION - 2.76%
           3,518   ANADARKO PETROLEUM CORPORATION                                                                        266,313
           4,638   APACHE CORPORATION                                                                                    272,529
           2,594   BJ SERVICES COMPANY                                                                                   130,608
           5,632   BURLINGTON RESOURCES INCORPORATED                                                                     285,430
           2,020   CABOT OIL AND GAS CORPORATION                                                                          63,327
           1,891   CAL DIVE INTERNATIONAL INCORPORATED+<<                                                                 85,851
             711   CALLON PETROLEUM COMPANY+                                                                              10,061
           1,536   CHENIERE ENERGY INCORPORATED+                                                                          45,005
           3,166   CHESAPEAKE ENERGY CORPORATION                                                                          64,808
           1,717   CIMAREX ENERGY COMPANY+<<                                                                              64,611
           2,447   DENBURY RESOURCES INCORPORATED+                                                                        78,255
           5,642   DEVON ENERGY CORPORATION                                                                              258,968
           1,733   DIAMOND OFFSHORE DRILLING INCORPORATED<<                                                               81,884
           1,385   EDGE PETROLEUM CORPORATION+                                                                            18,877
           1,569   ENCORE ACQUISITION COMPANY+                                                                            58,524
             558   ENERGY PARTNERS LIMITED+                                                                               12,750
           6,551   ENI SPA ADR<<                                                                                         840,362
           3,434   ENSCO INTERNATIONAL INCORPORATED                                                                      114,352
           3,894   EOG RESOURCES INCORPORATED                                                                            194,272
           2,068   EQUITABLE RESOURCES INCORPORATED                                                                      131,442
           2,469   FX ENERGY INCORPORATED+<<                                                                              23,011
           6,460   HALLIBURTON COMPANY                                                                                   276,100
           2,993   HANOVER COMPRESSOR COMPANY+                                                                            31,217
           1,403   KERR-MCGEE CORPORATION                                                                                103,626
             915   NOBLE ENERGY INCORPORATED                                                                              68,048
           5,336   OCCIDENTAL PETROLEUM CORPORATION                                                                      390,115
           1,019   QUICKSILVER RESOURCES INCORPORATED+<<                                                                  53,192
             584   REMINGTON OIL & GAS CORPORATION+<<                                                                     18,104
          18,966   REPSOL YPF SA ADR<<                                                                                   475,288
           2,165   ROWAN COMPANIES INCORPORATED+<<                                                                        59,537
             746   SEACOR SMIT INCORPORATED+                                                                              43,313
           9,470   SHELL TRANSPORT & TRADING COMPANY PLC ADR                                                             496,701
           1,112   SOUTHWESTERN ENERGY COMPANY+                                                                           77,618
           1,009   SPINNAKER EXPLORATION COMPANY+                                                                         30,946
           2,898   ST. MARY LAND & EXPLORATION COMPANY<<                                                                  75,406
             905   STONE ENERGY CORPORATION+                                                                              38,942
             904   SWIFT ENERGY COMPANY+<<                                                                                30,872
           1,893   TIDEWATER INCORPORATED                                                                                 65,498
           2,373   TODCO+                                                                                                 54,081
           8,850   TOTAL SA ADR                                                                                          984,031
           3,799   UNOCAL CORPORATION                                                                                    216,505
           4,484   XTO ENERGY INCORPORATED                                                                               139,542

                                                                                                                       6,829,922
                                                                                                                    ------------

PAPER & ALLIED PRODUCTS - 0.67%
           2,142   BEMIS COMPANY INCORPORATED                                                                             58,177
           1,146   BOWATER INCORPORATED                                                                                   35,984
           6,439   BUNZL PLC ADR<<                                                                                       314,803
             861   GREIF INCORPORATED CLASS A<<                                                                           62,577
           6,267   INTERNATIONAL PAPER COMPANY                                                                           201,860
           6,074   KIMBERLY-CLARK CORPORATION                                                                            390,740
           3,479   MEADWESTVACO CORPORATION                                                                               99,778
             184   NEENAH PAPER INCORPORATED<<                                                                             5,507
           1,557   OFFICEMAX INCORPORATED                                                                                 47,255
           3,614   PACTIV CORPORATION+<<                                                                                  82,580

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
PAPER & ALLIED PRODUCTS (continued)
           1,897   POPE & TALBOT INCORPORATED                                                                       $     20,924
           4,491   REXAM PLC ADR<<                                                                                       198,772
           3,387   SONOCO PRODUCTS COMPANY                                                                                90,196
           1,470   TEMPLE-INLAND INCORPORATED                                                                             52,508

                                                                                                                       1,661,661
                                                                                                                    ------------

PERSONAL SERVICES - 0.15%
           1,337   ANGELICA CORPORATION                                                                                   35,390
           2,473   CINTAS CORPORATION                                                                                     99,835
             875   G & K SERVICES INCORPORATED CLASS A                                                                    34,440
           2,305   H & R BLOCK INCORPORATED                                                                              115,066
             867   REGIS CORPORATION                                                                                      32,755
           4,394   SERVICE CORPORATION INTERNATIONAL US                                                                   33,307
             500   UNIFIRST CORPORATION                                                                                   18,300

                                                                                                                         369,093
                                                                                                                    ------------

PETROLEUM REFINING & RELATED INDUSTRIES - 4.20%
           1,085   AMERADA HESS CORPORATION<<                                                                            100,742
             971   ASHLAND INCORPORATED                                                                                   66,319
          22,469   BP PLC ADR                                                                                          1,352,634
          27,660   CHEVRONTEXACO CORPORATION                                                                           1,487,555
           8,928   CONOCOPHILLIPS                                                                                        962,796
          84,509   EXXONMOBIL CORPORATION                                                                              4,749,406
           1,433   FRONTIER OIL CORPORATION<<                                                                             70,088
             885   GIANT INDUSTRIES INCORPORATED+                                                                         25,497
             980   HEADWATERS INCORPORATED+<<                                                                             32,418
           4,916   MARATHON OIL CORPORATION                                                                              238,377
           1,465   MURPHY OIL CORPORATION                                                                                143,204
          12,466   ROYAL DUTCH PETROLEUM COMPANY                                                                         730,258
           1,185   SUNOCO INCORPORATED                                                                                   121,545
           1,461   TESORO PETROLEUM CORPORATION                                                                           63,700
           3,782   VALERO ENERGY CORPORATION                                                                             259,521

                                                                                                                      10,404,060
                                                                                                                    ------------

PRIMARY METAL INDUSTRIES - 0.69%
          11,424   ALCOA INCORPORATED                                                                                    309,590
           1,669   ALERIS INTERNATIONAL INCORPORATED+                                                                     39,756
           2,359   ALLEGHENY TECHNOLOGIES INCORPORATED                                                                    50,152
             738   CARPENTER TECHNOLOGY CORPORATION                                                                       39,852
           1,303   COMMSCOPE INCORPORATED+                                                                                22,047
             745   CURTISS-WRIGHT CORPORATION                                                                             40,737
           2,770   ENGELHARD CORPORATION                                                                                  81,438
           7,907   JOHNSON MATTHEY PLC ADR                                                                               282,166
          10,602   KUBOTA CORPORATION ADR                                                                                293,145
             653   LONE STAR TECHNOLOGIES INCORPORATED+                                                                   27,067
           1,150   MAVERICK TUBE CORPORATION+<<                                                                           34,741
           1,971   MUELLER INDUSTRIES INCORPORATED                                                                        53,217
             466   NS GROUP INCORPORATED+                                                                                 13,430
           2,108   NUCOR CORPORATION                                                                                     111,640
           1,116   OREGON STEEL MILLS INCORPORATED+                                                                       19,709
           1,244   PRECISION CASTPARTS CORPORATION                                                                        96,696
           1,121   QUANEX CORPORATION                                                                                     58,169
           1,045   STEEL DYNAMICS INCORPORATED                                                                            28,100
             937   TEXAS INDUSTRIES INCORPORATED                                                                          43,121
           1,559   UNITED STATES STEEL CORPORATION                                                                        62,001

                                                                                                                       1,706,774
                                                                                                                    ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.07%
           3,413   BELO CORPORATION CLASS A                                                                         $     83,892
             879   CONSOLIDATED GRAPHICS INCORPORATED+                                                                    37,208
             200   CSS INDUSTRIES INCORPORATED                                                                             6,160
           1,257   DOW JONES & COMPANY INCORPORATED                                                                       44,623
           1,700   ENNIS INCORPORATED<<                                                                                   27,013
             680   EW SCRIPPS COMPANY CLASS A                                                                             34,748
           3,342   GANNETT COMPANY INCORPORATED                                                                          248,845
             959   KNIGHT-RIDDER INCORPORATED                                                                             60,494
             580   MCCLATCHY COMPANY CLASS A                                                                              40,020
           4,242   MCGRAW-HILL COMPANIES INCORPORATED                                                                    185,206
             798   MEDIA GENERAL INCORPORATED CLASS A                                                                     48,758
             963   MEREDITH CORPORATION                                                                                   47,765
           2,066   NEW YORK TIMES COMPANY CLASS A                                                                         64,810
             304   PULITZER INCORPORATED                                                                                  19,444
           3,309   READERS DIGEST ASSOCIATION INCORPORATED                                                                56,054
          11,672   REED ELSEVIER NV ADR<<                                                                                324,482
           3,088   RR DONNELLEY & SONS COMPANY                                                                           102,676
           5,432   TOPPAN PRINTING COMPANY LIMITED ADR                                                                   279,223
           3,468   TRIBUNE COMPANY                                                                                       125,472
           1,569   VALASSIS COMMUNICATIONS INCORPORATED+<<                                                                54,429
          19,820   VIACOM INCORPORATED CLASS B                                                                           679,628
              88   WASHINGTON POST COMPANY CLASS B                                                                        73,040

                                                                                                                       2,643,990
                                                                                                                    ------------

RAILROAD TRANSPORTATION - 0.31%
           4,995   BURLINGTON NORTHERN SANTA FE CORPORATION                                                              246,853
           3,236   CSX CORPORATION                                                                                       134,553
           5,820   NORFOLK SOUTHERN CORPORATION                                                                          185,775
           2,866   UNION PACIFIC CORPORATION                                                                             191,907

                                                                                                                         759,088
                                                                                                                    ------------

REAL ESTATE - 0.35%
           2,815   CATELLUS DEVELOPMENT CORPORATION                                                                       82,395
         112,163   CITY DEVELOPMENTS LIMITED<<                                                                           462,134
             791   CONSOLIDATED-TOMOKA LAND COMPANY                                                                       60,709
           1,478   JONES LANG LASALLE INCORPORATED+                                                                       62,682
             979   NEW CENTURY FINANCIAL CORPORATION                                                                      49,880
             727   PHH CORPORATION+                                                                                       17,441
           1,837   ST. JOE COMPANY                                                                                       144,884

                                                                                                                         880,125
                                                                                                                    ------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.24%
             567   APPLIED FILMS CORPORATION+                                                                             15,252
           5,848   BRIDGESTONE CORPORATION                                                                               232,780
           1,161   COOPER TIRE & RUBBER COMPANY                                                                           22,106
           3,661   GOODYEAR TIRE & RUBBER COMPANY+<<                                                                      52,682
             966   JARDEN CORPORATION+<<                                                                                  49,150
           1,699   SEALED AIR CORPORATION+                                                                                87,991
             602   TREX COMPANY INCORPORATED+<<                                                                           23,207
           3,036   TUPPERWARE CORPORATION<<                                                                               68,614
           1,380   WEST PHARMACEUTICAL SERVICES INCORPORATED                                                              38,419

                                                                                                                         590,201
                                                                                                                    ------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.66%
           1,608   AG EDWARDS INCORPORATED                                                                                66,427
           4,250   AMERITRADE HOLDING CORPORATION+                                                                        63,155
           1,200   BEAR STEARNS COMPANIES INCORPORATED                                                                   118,848
           1,304   BKF CAPITAL GROUP INCORPORATED                                                                         47,335

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
             850   BLACKROCK INCORPORATED<<                                                                         $     66,317
          17,943   CHARLES SCHWAB CORPORATION                                                                            203,474
             448   CHICAGO MERCANTILE EXCHANGE<<                                                                          96,853
          10,127   CREDIT SUISSE GROUP ADR                                                                               405,586
           7,675   E*TRADE FINANCIAL CORPORATION+                                                                         94,786
           2,246   FRANKLIN RESOURCES INCORPORATED                                                                       162,027
           1,737   FRIEDMAN BILLINGS RAMSEY GROUP INCORPORATED CLASS A<<                                                  22,668
             951   GABELLI ASSET MANAGEMENT INCORPORATED CLASS A<<                                                        41,511
           3,964   GOLDMAN SACHS GROUP INCORPORATED                                                                      386,490
           1,257   JEFFERIES GROUP INCORPORATED                                                                           44,510
             740   LADENBURG THALMANN FINANCIAL SERVICES INCORPORATED+                                                       451
           1,615   LEGG MASON INCORPORATED                                                                               132,721
           3,559   LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                 328,140
          12,301   MERRILL LYNCH & COMPANY INCORPORATED                                                                  667,452
          14,281   MORGAN STANLEY                                                                                        699,198
          16,453   NOMURA HOLDINGS INCORPORATED ADR<<                                                                    208,295
           2,107   NUVEEN INVESTMENTS CLASS A                                                                             75,957
             711   PIPER JAFFRAY COMPANIES INCORPORATED+                                                                  20,100
           1,272   STIFEL FINANCIAL CORPORATION+                                                                          26,865
           2,071   T ROWE PRICE GROUP INCORPORATED                                                                       123,556

                                                                                                                       4,102,722
                                                                                                                    ------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.47%
             966   CABOT MICROELECTRONICS CORPORATION+<<                                                                  30,265
          19,992   CORNING INCORPORATED+                                                                                 313,474
           2,444   GENTEX CORPORATION<<                                                                                   43,699
           7,056   HANSON PLC ADR                                                                                        325,916
          17,829   LAFARGE SA ADR<<                                                                                      392,238
           2,408   OWENS-ILLINOIS INCORPORATED+                                                                           61,910

                                                                                                                       1,167,502
                                                                                                                    ------------

TEXTILE MILL PRODUCTS - 0.04%
             953   MOHAWK INDUSTRIES INCORPORATED+                                                                        79,499
             893   OXFORD INDUSTRIES INCORPORATED                                                                         31,934

                                                                                                                         111,433
                                                                                                                    ------------

TOBACCO PRODUCTS - 1.12%
          25,666   ALTRIA GROUP INCORPORATED                                                                           1,723,215
           9,042   BRITISH AMERICAN TOBACCO PLC ADR                                                                      345,314
           6,495   IMPERIAL TOBACCO GROUP PLC ADR                                                                        353,588
           1,369   LOEWS CORPORATION - CAROLINA GROUP                                                                     40,906
           1,756   REYNOLDS AMERICAN INCORPORATED<<                                                                      145,590
           2,635   UST INCORPORATED                                                                                      117,415
           3,084   VECTOR GROUP LIMITED<<                                                                                 52,891

                                                                                                                       2,778,919
                                                                                                                    ------------

TRANSPORTATION BY AIR - 0.39%
           1,282   ALASKA AIR GROUP INCORPORATED+<<                                                                       37,845
           4,162   AMR CORPORATION+<<                                                                                     53,690
           1,407   EGL INCORPORATED+                                                                                      26,775
           4,125   FEDEX CORPORATION                                                                                     368,857
          16,934   JAPAN AIRLINES SYSTEM ADR+                                                                            245,113
           1,902   JETBLUE AIRWAYS CORPORATION+<<                                                                         41,330
          12,710   SOUTHWEST AIRLINES COMPANY                                                                            184,931

                                                                                                                         958,541
                                                                                                                    ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
TRANSPORTATION EQUIPMENT - 2.59%
           1,549   AUTOLIV INCORPORATED<<                                                                           $     71,889
          13,707   BAE SYSTEMS PLC ADR                                                                                   269,053
          10,907   BOEING COMPANY                                                                                        696,957
           1,843   BRUNSWICK CORPORATION<<                                                                                79,323
           6,736   DAIMLERCHRYSLER AG<<                                                                                  271,393
           2,568   DANA CORPORATION                                                                                       34,796
          11,562   DELPHI CORPORATION<<                                                                                   50,295
           1,033   DUCOMMUN INCORPORATED+                                                                                 16,993
          34,607   FIAT SPA ADR                                                                                          233,597
          24,071   FORD MOTOR COMPANY<<                                                                                  240,229
           2,471   GENERAL DYNAMICS CORPORATION                                                                          266,819
           5,695   GENERAL MOTORS CORPORATION<<                                                                          179,563
           3,251   GENUINE PARTS COMPANY                                                                                 139,663
           1,745   GOODRICH CORPORATION                                                                                   73,046
           1,674   GREENBRIER COMPANIES INCORPORATED                                                                      46,403
             588   GROUP 1 AUTOMOTIVE INCORPORATED+                                                                       15,705
           3,995   HARLEY-DAVIDSON INCORPORATED<<                                                                        195,875
           2,096   HEICO CORPORATION                                                                                      44,226
          14,867   HONDA MOTOR COMPANY LIMITED ADR                                                                       367,512
          11,513   HONEYWELL INTERNATIONAL INCORPORATED                                                                  417,116
           1,382   ITT INDUSTRIES INCORPORATED                                                                           131,290
           2,542   JOHNSON CONTROLS INCORPORATED                                                                         144,030
             515   LEAR CORPORATION<<                                                                                     19,416
           4,637   LOCKHEED MARTIN CORPORATION                                                                           300,895
             759   MONACO COACH CORPORATION                                                                               12,455
             872   NAVISTAR INTERNATIONAL CORPORATION+                                                                    26,605
           4,396   NORTHROP GRUMMAN CORPORATION                                                                          244,945
           2,528   PACCAR INCORPORATED                                                                                   178,856
             947   POLARIS INDUSTRIES INCORPORATED<<                                                                      49,689
           1,471   TENNECO AUTOMOTIVE INCORPORATED+                                                                       22,065
           1,915   TEXTRON INCORPORATED                                                                                  148,010
           9,131   TOYOTA MOTOR CORPORATION ADR                                                                          654,784
           1,475   TRINITY INDUSTRIES INCORPORATED                                                                        42,864
             905   TRIUMPH GROUP INCORPORATED+                                                                            32,109
           6,364   UNITED TECHNOLOGIES CORPORATION                                                                       679,039
             884   WABASH NATIONAL CORPORATION                                                                            22,020

                                                                                                                       6,419,525
                                                                                                                    ------------

TRANSPORTATION SERVICES - 0.04%
           1,490   GATX CORPORATION<<                                                                                     49,721
           2,037   SABRE HOLDINGS CORPORATION                                                                             40,883

                                                                                                                          90,604
                                                                                                                    ------------

WATER TRANSPORTATION - 0.12%
           3,836   CARNIVAL PLC ADR                                                                                      211,556
           1,276   KIRBY CORPORATION+                                                                                     54,434
             722   OVERSEAS SHIPHOLDING GROUP INCORPORATED                                                                44,114

                                                                                                                         310,104
                                                                                                                    ------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.93%
           1,441   AMERISOURCEBERGEN CORPORATION                                                                          93,045
           1,160   BROWN-FORMAN CORPORATION CLASS B                                                                       69,159
           5,732   CARDINAL HEALTH INCORPORATED                                                                          332,055
           2,427   DEAN FOODS COMPANY+                                                                                    94,580
             917   KENNETH COLE PRODUCTIONS INCORPORATED CLASS A                                                          27,602
           4,029   MCKESSON CORPORATION                                                                                  162,248
           3,840   MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                  192,000
           2,328   NIKE INCORPORATED CLASS B<<                                                                           191,362
           1,325   PERRY ELLIS INTERNATIONAL INCORPORATED+                                                                26,500

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
WHOLESALE TRADE NON-DURABLE GOODS (continued)
           5,315   SMURFIT-STONE CONTAINER CORPORATION+                                                             $     57,774
           2,512   SUPERVALU INCORPORATED                                                                                 82,293
           8,370   SYSCO CORPORATION                                                                                     311,029
           1,170   TRACTOR SUPPLY COMPANY+<<                                                                              51,971
           5,152   UNILEVER NV<<                                                                                         342,814
           6,663   UNILEVER PLC ADR<<                                                                                    262,989

                                                                                                                       2,297,421
                                                                                                                    ------------

WHOLESALE TRADE-DURABLE GOODS - 0.85%
           2,404   ARROW ELECTRONICS INCORPORATED+                                                                        67,192
           3,214   AVNET INCORPORATED+<<                                                                                  67,237
             898   BORGWARNER INCORPORATED                                                                                48,007
           2,744   CYTYC CORPORATION+                                                                                     64,237
             851   DREW INDUSTRIES INCORPORATED+                                                                          34,891
             666   IMAGISTICS INTERNATIONAL INCORPORATED+                                                                 17,942
           1,791   INGRAM MICRO INCORPORATED CLASS A+                                                                     28,316
           1,986   INSIGHT ENTERPRISES INCORPORATED+                                                                      38,886
           1,226   INTAC INTERNATIONAL+<<                                                                                  7,417
           2,799   KYOCERA CORPORATION ADR                                                                               215,103
          11,999   MITSUBISHI CORPORATION ADR                                                                            320,419
           1,683   MITSUI & COMPANY LIMITED ADR                                                                          302,098
           9,511   NISSAN MOTOR COMPANY LIMITED ADR<<                                                                    186,992
           1,903   OMNICARE INCORPORATED                                                                                  72,923
           1,844   PATTERSON COMPANIES INCORPORATED+<<                                                                    83,699
           1,682   PEP BOYS-MANNY, MOE & JACK                                                                             22,471
           1,055   RYERSON TULL INCORPORATED<<                                                                            16,057
           1,394   SCP POOL CORPORATION                                                                                   49,933
          45,356   SUMITOMO MITSUI FINANCIAL                                                                             296,692
           5,047   SYCAMORE NETWORKS INCORPORATED+                                                                        17,059
           1,262   TECH DATA CORPORATION+                                                                                 45,306
           4,266   VISTEON CORPORATION                                                                                    32,550
           1,424   W.W. GRAINGER INCORPORATED                                                                             77,451

                                                                                                                       2,112,878
                                                                                                                    ------------

TOTAL COMMON STOCKS (COST $196,186,251)                                                                              221,798,427
                                                                                                                    ------------

COLLATERAL FOR SECURITIES LENDING - 24.58%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 1.59%
       1,729,405   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                              1,729,405
       2,209,698   SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                     2,209,698

                                                                                                                       3,939,103
                                                                                                                    ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                  MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                 INTEREST RATE  MATURITY DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 22.99%
$      1,999,998   ATOMIUM FUNDING CORPORATION                                         3.11%      07/11/2005        $  1,993,158
       2,999,997   BLUE RIDGE ASSET FUNDING CORPORATION                                3.05       06/01/2005           2,999,997
       1,999,998   CONCORD MINUTEMEN CAPITAL COMPANY                                   3.07       06/08/2005           1,999,998
       2,999,997   CORPORATE ASSET SECURITIZATION AUSTRALIA                            3.04       06/17/2005           2,995,977
       2,999,997   CREDIT SUISSE BANK NEW YORK                                         3.11       05/04/2006           2,999,997
      26,999,973   DEUTSCHE BANK REPURCHASE AGREEMENT
                   (MATURITY VALUE $27,002,275)                                        3.07       06/01/2005          26,999,973
       2,999,997   KLIO II FUNDING CORPORATION                                         3.06       06/24/2005           2,994,207
       2,999,997   LIBERTY LIGHT US CAPITAL SERIES MTN                                 3.06       05/26/2006           2,999,457
       1,999,998   LIQUID FUNDING LIMITED                                              3.06       12/19/2005           1,999,998
       2,999,997   MORGAN STANLEY                                                      3.14       01/13/2006           2,999,997
       2,999,997   NEPTUNE FUNDING CORPORATION                                         3.04       06/06/2005           2,998,737
       2,999,997   RANGER FUNDING CORPORATION                                          3.03       06/17/2005           2,995,977

                                                                                                                    $ 56,977,473
                                                                                                                    ------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $60,916,576)                                                          60,916,576
                                                                                                                    ------------

US TREASURY SECURITIES - 10.62%

US TREASURY BILLS - 0.98%
       2,406,000   US TREASURY BILL<<^                                                  2.64       06/23/2005           2,402,118
          29,000   US TREASURY BILL<<^                                                  2.70       06/23/2005              28,952
           2,000   US TREASURY BILL<<^                                                  2.73       06/23/2005               1,997

                                                                                                                       2,433,067
                                                                                                                    ------------

US TREASURY NOTES - 9.64%
       3,700,000   US TREASURY NOTE<<                                                  3.13       09/15/2008           3,637,995
       2,000,000   US TREASURY NOTE<<                                                  3.38       12/15/2008           1,979,296
       2,400,000   US TREASURY NOTE<<                                                  2.63       03/15/2009           2,310,187
       7,200,000   US TREASURY NOTE<<                                                  4.00       06/15/2009           7,277,623
       1,800,000   US TREASURY NOTE<<                                                  3.38       09/15/2009           1,775,110
       1,500,000   US TREASURY NOTE<<                                                  3.50       11/15/2009           1,486,172
       5,360,000   US TREASURY NOTE<<                                                  4.00       03/15/2010           5,415,272

                                                                                                                      23,881,655
                                                                                                                    ------------

TOTAL US TREASURY SECURITIES (COST $26,316,539)                                                                       26,314,722
                                                                                                                    ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $283,419,366)*                                     124.71%                                                    $309,029,725

OTHER ASSETS AND LIABILITIES, NET                        (24.71)                                                    $(61,234,271)
                                                        -------                                                     ------------

TOTAL NET ASSETS                                         100.00%                                                    $247,795,454
                                                       --------                                                     ------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $3,981,300. THE TOTAL COLLATERAL RECEIVED REPRESENTS 103.30% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


26




ITEM 2.  CONTROLS AND PROCEDURES
================================
(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.

                                  CERTIFICATION



I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage Outlook Today Fund, Wells Fargo Advantage Outlook 2010 Fund, Wells Fargo Advantage Outlook 2020 Fund, Wells Fargo Advantage Outlook 2030 Fund and Wells Fargo Advantage Outlook 2040 Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and


         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:  July 18, 2005

/s/Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Funds Trust

                                  CERTIFICATION



I, Stacie D. DeAngelo, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage Outlook Today Fund, Wells Fargo Advantage Outlook 2010 Fund, Wells Fargo Advantage Outlook 2020 Fund, Wells Fargo Advantage Outlook 2030 Fund and Wells Fargo Advantage Outlook 2040 Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:  July 18, 2005

/s/ Stacie D. DeAngelo

Stacie D. DeAngelo
Treasurer
Wells Fargo Funds Trust

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                                 Wells Fargo Funds Trust


                                                 By:      /s/Karla M. Rabusch

                                                          Karla M. Rabusch
                                                          President



                                                 By:      /s/ Stacie D. DeAngelo

                                                          Stacie D. DeAngelo
                                                          Treasurer

                                                 Date:  July 18, 2005

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                                 Wells Fargo Funds Trust



                                                 By:      /s/Karla M. Rabusch

                                                          Karla M. Rabusch
                                                          President



                                                 By:      /s/ Stacie D. DeAngelo

                                                          Stacie D. DeAngelo
                                                          Treasurer

                                                 Date:  July 18, 2005